As filed with the Securities and Exchange Commission on July 25, 1997
                                                 Securities Act File No. 2-94935
                                            Investment Company File No. 811-4179


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                           Pre-Effective Amendment No.                 [ ]


                           Post-Effective Amendment No.   27           [X]


                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]


                                Amendment No. 29


                              CORTLAND TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                600 Fifth Avenue
                          New York, New York 10020-2302
               (Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 830-5200

                                 STEVEN W. DUFF
                            c/o Cortland Trust, Inc.
                                600 Fifth Avenue
                          New York, New York 10020-2302
                     (Name and Address of Agent for Service)

               Copy to:       Jules Buchwald, Esq.
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                              New York, N.Y. 10022
                                 (212) 715-7507

         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box):


               [ ] immediately upon filing pursuant to paragraph (b)
               [X]  on August 1, 1997 pursuant to paragraph (b)
               [ ] 60 days after filing pursuant to paragraph (a)
               [ ] on (date) pursuant to paragraph (a) of Rule 485
               [ ] 75 days after filing pursuant to paragraph (a)(2)
               [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder, and the Registrant filed a Rule 24f-2 Notice for its fiscal year ended March 31, 1997 on May 16, 1997.

                       Registration Statement on Form N-1A

                              CROSS REFERENCE SHEET
                          [as required by Rule 404 (c)]

PART A                                                    Location in Prospectus
Item No.                                                               (Caption)


                         CORTLAND TRUST, INC. PROSPECTUS
                       Cortland General Money Market Fund
                              U.S. Government Fund
                           Municipal Money Market Fund

1. Cover Page                                     Cover Page

2. Synopsis                                       Table of Fees and Expenses

3. Condensed Financial Information                Financial Highlights

4. General Description of Registrant              Investment Programs;
                                                  General Information

5. Management of the Fund                         Management

5a. Management Discussion of Fund Performance     Not Applicable

6. Capital Stock and Other Securities             Dividends and Taxes;
                                                  General Information

7. Purchase of Securities Being Offered           How to Purchase Shares

8. Redemption or Repurchase                       How to Redeem Shares

9. Pending Legal Proceedings                      Not Applicable

PART B                                                   Caption in Statement of
Item No.                                                  Additional Information

10. Cover Page                                 Cover Page

11. Table of Contents                          Cover Page

12. General Information and History            General Information
                                               about the Company

13. Investment Objectives and Policies         Investment Programs
                                               and Restrictions

14. Management of the Fund                     Manager and
                                               Investment Advisor

15. Control Persons and Holder of Securities   Distributor and Plans of
                                               Distribution

16. Investment Advisory and Other Services     Manager and
                                               Investment Advisor

17. Brokerage Allocation and Other Practices   Portfolio Transactions

18. Capital Stock and Other Securities         General Information
                                               about the Company

19. Purchase, Redemption and Pricing           Share Purchases and
    of Securities Being Offered                Redemptions

20. Tax Status                                 Dividends and Tax Matters

21. Underwriters                               Distributor and
                                               Plans of Distribution

22. Calculation of Performance Data            Yield Information


23. Financial Statements                       Report of Independent Auditors;
                                               Financial Statements

PART A                                                    Location in Prospectus
Item No.                                                     (Caption)

             PILGRIM AMERICA GENERAL MONEY MARKET SHARES PROSPECTUS
                 class of the Cortland General Money Market Fund

1.  Cover Page                                    Cover Page

2.  Synopsis                                      Summary; Table of
                                                  Fees and Expenses

3.  Condensed Financial Information               Financial Highlights

4.  General Description of Registrant             Investment Program;
                                                  General Information

5.  Management of the Fund                        Management

5a. Management Discussion of Fund Performance     Not Applicable

6.  Capital Stock and Other Securities            Distribution and Taxes;
                                                  General Information

7.  Purchase of Securities Being Offered          Shareholder's Guide -
                                                  How to Buy Pilgrim America
                                                  Shares

8.  Redemption or Repurchase                      Shareholder's Guide -
                                                  How to Redeem Pilgrim
                                                  America Shares

9.  Pending Legal Proceedings                     Not Applicable

PART A                                                    Location in Prospectus
Item No.                                                  (Caption)


                           LIVE OAK SHARES PROSPECTUS
                       Cortland General Money Market Fund
                              U.S. Government Fund
                           Municipal Money Market Fund
1. Cover Page                                     Cover Page

2. Synopsis                                       Table of Fees and Expenses

3. Condensed Financial Information                Financial Highlights

4. General Description of Registrant              Investment Programs;
                                                  General Information

5. Management of the Fund                         Management

5a. Management Discussion of Fund Performance     Not Applicable

6. Capital Stock and Other Securities             Dividends and Taxes;
                                                  General Information

7. Purchase of Securities Being Offered           How to Purchase Shares

8. Redemption or Repurchase                       How to Redeem Shares

9. Pending Legal Proceedings                      Not Applicable

PART B                                                   Caption in Statement of
Item No.                                                  Additional Information

10. Cover Page                                 Cover Page

11. Table of Contents                          Cover Page

12. General Information and History            General Information
                                               about the Company

13. Investment Objectives and Policies         Investment Programs
                                               and Restrictions

14. Management of the Fund                     Manager and
                                               Investment Advisor

15. Control Persons and Holder of Securities   Distributor and Plans of
                                               Distribution

16. Investment Advisory and Other Services     Manager and
                                               Investment Advisor

17. Brokerage Allocation and Other Practices   Portfolio Transactions

18. Capital Stock and Other Securities         General Information
                                               about the Company

19. Purchase, Redemption and Pricing           Share Purchases and
    of Securities Being Offered                Redemptions

20. Tax Status                                 Dividends and Tax Matters

21. Underwriters                               Distributor and
                                               Plans of Distribution

22. Calculation of Performance Data            Yield Information


23. Financial Statements                       Report of Independent Auditors;
                                               Financial Statements

-------------------------------------------------------------------------------
CORTLAND                                                       600 FIFTH AVENUE
TRUST, INC.                                                   NEW YORK, NY 10020
                                                                  (212) 830-5280
==============================================================================
PROSPECTUS
August 1, 1997

Cortland Trust, Inc. ("Cortland") is an open-end, diversified money market fund designed as a cash management service for institutional customers and individuals. Cortland consists of three portfolios (collectively the "Funds"). The CORTLAND GENERAL MONEY MARKET FUND and the U.S. GOVERNMENT FUND seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The MUNICIPAL MONEY MARKET FUND seeks to provide as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and liquidity. Each Fund invests in high quality debt obligations with relatively short maturities. Each Fund seeks to achieve its objective by investing in different types of securities. Investors may purchase shares of any or all of Cortland's three Funds:

     CORTLAND GENERAL MONEY MARKET FUND ("CORTLAND GENERAL FUND"): a portfolio of securities and instruments issued or guaranteed by the United States Government, its agencies or instrumentalities, bank instruments and corporate commercial instruments.

     U.S. GOVERNMENT FUND ("GOVERNMENT FUND"): a portfolio of securities and instruments issued or backed by the full faith and credit of the United States Government and repurchase agreements collateralized by U.S. Government obligations.

     MUNICIPAL MONEY MARKET FUND ("MUNICIPAL FUND"): a portfolio of obligations issued by states, territories and possessions of the United States and their political subdivisions, public authorities and other entities authorized to issue debt, the interest on which is exempt from Federal income taxes.

SHARES OF THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE OR THAT EACH FUND'S INVESTMENT OBJECTIVE WILL BE ACHIEVED. SEE "INVESTMENT PROGRAMS."

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

Shares of the Funds are part of an integrated cash management service, the Spectrum Account. A description of the Spectrum Account features and certain information concerning the component parts of the Spectrum Account program may be obtained from Reich & Tang Distributors L.P. at the address set forth below.

This Prospectus sets forth basic information that investors should know about Cortland prior to investing and should be read and retained for future reference. A Statement of Additional Information relating to Cortland dated August 1, 1997 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. It is available upon request and without charge by writing to Reich & Tang Distributors L.P., 600 Fifth Avenue, New York, New York 10020.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           TABLE OF FEES AND EXPENSES

                                                                            Cortland
                                                                             General       Government       Municipal
                                                                              Fund            Fund            Fund
Shareholder Transaction Expenses
    Maximum Sales Load Imposed on Purchase (as a percentage of
       offering price).................................................        None            None             None
    Maximum Sales Load Imposed on Reinvested Dividends
       (as a percentage of offering price).............................        None            None             None
    Deferred Sales Load (as a percentage of original purchase price
       or redemption proceeds, as applicable)..........................        None            None             None
    Redemption Fees (as a percentage of amount redeemed, if
       applicable).....................................................        None            None             None
    Exchange Fee.......................................................        None            None             None
Annual Fund Operating Expenses
 (as a percentage of average net assets)

    Management Fees (after fee waiver).................................        0.76%           0.74%            0.76%
    12b-1 Fees.........................................................        0.25%           0.25%            0.25%
    Other Expenses.....................................................        0.01%           0.02%            0.01%
                                                                               -----           -----            -----
    Total Fund Operating Expenses......................................        1.02%           1.01%            1.02%
                                                                               =====           =====            =====

Example
   You would pay the following expenses on a $1,000 investment assuming a 5% annual return:

    1 year.............................................................        $ 10            $ 10             $ 10
    3 years............................................................        $ 32            $ 32             $ 32
    5 years............................................................        $ 56            $ 56             $ 56
    10 years...........................................................       $ 125           $ 124            $ 125

The above table of fees and expenses is provided to assist you in understanding the various costs and expenses that you will bear directly and indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and the Financial Statements included at the end of Cortland's Statement of Additional Information.) Absent fee waivers by the Manager, Total Fund Operating
Expenses would be 1.03% of the Government Fund's average net assets. THE EXAMPLE
SHOWN IN THE TABLE SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE
EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                              Financial Highlights


The following information has been audited by Ernst & Young LLP, Cortland's independent auditors, whose report thereon for each of the five years in the period ended March 31, 1997 appears in the Statement of Additional Information. The data applies to one share outstanding for each of the fiscal years ended March 31, 1988 to March 31, 1997. Further financial data and related notes are included in the Statement of Additional Information.



                                                           Cortland General Money Market Fund
                                                              For the Year Ended March 31,
                                            1997     1996      1995      1994      1993     1992    1991    1990     1989     1988
                                            ----     ----      ----      ----      ----     ----    ----    ----     ----     ----
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year         $1.00     $1.00    $1.00     $1.00     $1.00    $1.00   $1.00    $1.00    $1.00   $1.00
                                           -----     -----    -----     -----     -----    -----   -----    -----    -----   -----
Income from investment operations:
Net investment income..........            0.044     0.049    0.038     0.025      0.028   0.047    0.071   0.081    0.076   0.062
Net realized and unrealized
   gain/(loss) on investments..             --       0.001   (0.003)+    --        --      --       --       --       --       --
                                          -------   ------   ------    ------    ------   ------   ------  -------   -----   ------
Total from investment operations           0.044     0.050    0.035    0.025      0.028    0.047    0.071   0.081    0.076   0.062

Less distributions:
Dividends from net investment income      (0.044)   (0.048)  (0.038)  (0.025)    (0.028)  (0.047)  (0.071) (0.081) (0.076)  (0.062)
Total distributions............           (0.044)   (0.048)  (0.038)  (0.025)    (0.028)  (0.047)  (0.071) (0.081) (0.076)  (0.062)
                                          -------   ------   ------   ------     ------    ------  ------   -----  ------   -------
Net asset value, end of year...           $1.00     $1.00    $1.00    $1.00      $1.00    $1.00    $1.00   $1.00    $1.00    $1.00
                                          =====     =====    =====    =====      =====    =====    =====   =====    =====    =====
Total Return...................           4.52%     4.95%    3.91%+   2.53%      2.88%    4.81%    7.42%   8.42%    7.55%    6.22%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)$1,160,352 $1,159,173 $993,854 $926,400 $904,735 $906,662 $805,993 $970,560 $706,985 $420,063

Ratios to average net assets:
Expenses*......................          1.02%      1.03%    1.03%     1.02%      1.00%   1.01%    1.01%    1.00%    1.00%    1.00%
Net investment income..........          4.41%      4.86%    3.85%     2.48%      2.84%   4.67%    7.06%    8.00%    7.40%    6.04%


* For the years ended March 31, 1990 to 1995, management and distribution support and services fees of .04%, .04%, .04% , .04% , .02% and .02% of average net assets, respectively, were waived.

+ Includes the effect of a capital contribution from the Manager of $.0044 per share. Without a capital contribution the net realized and unrealized loss on investments would have been $.0070 per share and the total return would have been 2.89%.

                              Financial Highlights

The following information has been audited by Ernst & Young LLP, Cortland's independent auditors, whose report thereon for each of the five years in the period ended March 31, 1997 appears in the Statement of Additional Information. The data applies to one share outstanding for each of the fiscal years ended March 31, 1988 to March 31, 1997. Further financial data and related notes are included in the Statement of Additional Information.




                                                                          U.S. Government Fund
                                                                      For the Year Ended March 31,
                                          1997     1996     1995      1994     1993    1992      1991      1990      1989     1988
                                          ----     ----     ----      ----     ----    ----      ----      ----      ----     ----
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year       $1.00    $1.00    $1.00     $1.00    $1.00    $1.00   $1.00     $1.00     $1.00   $1.00
                                         -----    -----    -----     -----    -----    -----   -----     -----     -----   ------
Income from investment operations:
 Net investment income..........         0.043    0.047    0.038     0.025     0.029   0.047   0.068     0.078     0.072   0.056
 Net realized and unrealized
     gain/(loss) on investments         (0.001)    --     (0.003)+    --        --      --       --       --     (0.001)   0.001
                                         -----   ------    -----    ------    ------   -----  ------     -----    ----      -----
Total from investment operations         0.042    0.047    0.035     0.025     0.029   0.047   0.068    0.078     0.071    0.057

Less distributions:
 Dividends from net investment income   (0.043)  (0.047)  (0.038)   (0.025)   (0.029)  (0.047)(0.068)   (0.078)  (0.072)  (0.056)
 Dividends from net realized gain
   on investments..............           --      --        --         --        --      --      --       --       --     (0.001)
                                        -----   -----     -----      -----      -----  -----   -----     ----    -----    -------
Total distributions.............        (0.043) (0.047)   (0.038)  (0.025)    (0.029) (0.047) (0.068)   (0.078) (0.072)   (0.057)
                                         -----   ------   ------   ------     ------  ------  ------    ------   ------   ------
Net asset value, end of year....         $1.00    $1.00    $1.00    $1.00     $1.00    $1.00   $1.00    $1.00    $1.00    $1.00
                                         =====    =====    =====    =====     =====    =====   =====    =====    =====    =====
Total Return....................         4.37%    4.80%    3.84%+   2.55%     2.94%    4.77%   6.94%    8.05%    7.13%   5.71%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)$164,464 $255,222 $218,307 $234,082 $242,199 $230,778 $188,419 $141,738 $84,014 $54,129

Ratios to average net assets:
 Expenses*......................         1.01%*   1.04%     1.04%    1.04%    1.01%    1.00%    1.01%   1.01%    1.00%   1.01%
 Net investment income..........         4.30%    4.72%     3.74%    2.47%    2.89%    4.63%    6.66%   7.68%    6.95%   5.49%


* For the fiscal years ended March 31, 1990 to March 31, 1995 and March 31, 1997, management and distribution support and service fees of .045%, .045%,
 .045%, .04%, .01%, .01%, and .02% of average net assets, respectively, were waived.

+ Includes the effect of a capital contribution from the Manager of $.0063 per share. Without a capital contribution the net realized and unrealized loss on investments would have been $.0094 per share and the total return would have been 2.81%.

                              Financial Highlights

The following information has been audited by Ernst & Young LLP, Cortland's independent auditors, whose report thereon for each of the five years in the period ended March 31, 1997 appears in the Statement of Additional Information. The data applies to one share outstanding for each for the fiscal years ended March 31, 1988 to March 31, 1997. Further financial data and related notes are included in the Statement of Additional Information.




                                                               Municipal Money Market Fund
                                                              For the Year Ended March 31,
                                            1997    1996     1995     1994     1993     1992    1991     1990     1989     1988
                                            ----    ----     ----     ----     ----     ----    ----     ----     ----     ----
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year        $1.00    $1.00    $1.00    $1.00     $1.00   $1.00    $1.00    $1.00    $1.00   $1.00
                                          -----    -----    -----    -----     -----   -----    -----    -----    -----    -----

Income from investment operations:
Net investment income..........           0.026   0.030     0.026    0.018      0.022   0.037    0.050    0.056    0.052    0.041
Total from investment operations          0.026   0.030     0.026    0.018      0.022   0.037    0.050    0.056    0.052    0.041

Less distributions:
Dividends from net investment income     (0.026) (0.030)   (0.026)  (0.018)    (0.022) (0.037)  (0.050)  (0.056)  (0.052)  (0.041)
Total distributions............          (0.026) (0.030)   (0.026)  (0.018)    (0.022) (0.037)  (0.050)  (0.056)  (0.052)  (0.041)
Net asset value, end of year...          $1.00   $1.00     $1.00    $1.00      $1.00   $1.00    $1.00    $1.00    $1.00    $1.00

Total Return...................           2.68%   3.06%     2.58%    1.82%      2.26%   3.81%    5.22%    5.25%    5.20%    4.16%

Ratios/Supplemental Data
Net assets, end of year (000's omitted) $153,322 $216,456 $224,041 $240,570   $210,521 $210,948 $166,770 $203,781 $149,875 $89,926


Ratios to average net assets:
Expenses*......................          1.02%   1.03%     0.99%    0.98%       0.92%    0.92%   0.89%    0.86%    0.72%    0.71%
Net investment income..........          2.64%   3.02%     2.54%    1.79%       2.22%    3.70%   5.00%    5.53%    5.20%    4.07%


* Management and distribution support and services fees of .30%, .28%, .07%, .13%, .13%, .13%, .07% and .06% of average net assets, respectively, were waived for the years March 31, 1988 to 1995.



HOW TO PURCHASE SHARES
GENERAL INFORMATION ON PURCHASES


Shares of each Fund may be purchased from Cortland or through securities dealers which have entered into dealer agreements with Reich & Tang Distributors L.P. (the "Distributor"), 600 Fifth Avenue, New York, New York 10020, or by institutions which maintain accounts with Cortland on behalf of their customers. Orders for purchase of shares are accepted only on a "business day of Cortland" which means any day on which both the New York Stock Exchange and Investors Fiduciary Trust Company (the "Custodian"), Cortland's custodian, are open for business. It is expected that the New York Stock Exchange and/or the Custodian will be closed on Saturdays and Sundays, New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas. The minimum initial purchase made directly through Cortland may be as low as $1,000 and subsequent purchases will be accepted in any amount. Participating brokers may impose different initial and/or subsequent minimum investment requirements. For further information, contact the Distributor or your participating broker.


An order to purchase Fund shares is effective only when it is received in proper form and payment in the form of Federal funds (member bank deposits with the Federal Reserve Bank) is received by Cortland for investment. Cortland reserves the right to reject any order for the purchase of shares. Fund shares are purchased or exchanged at the net asset value next determined after acceptance of the order. Net asset value is normally determined at 12 noon and 4:15 p.m. Eastern time on each business day of Cortland. Because Cortland uses the amortized cost method of valuing the securities held by each Fund and rounds each Fund's per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of each Fund will remain constant at $1.00 per share. However, Cortland makes no assurance that it can maintain a $1.00 net asset value per share. In order to earn dividends the next day, purchase orders must be received before 4:15 p.m. Eastern time; otherwise, the purchase of shares will occur the following business day. Payments transmitted by check are normally converted into federal funds within one business day and are accepted subject to collection at full face amount. Cortland will not issue share certificates but will record investor holdings on the books of Cortland in noncertificate form and regularly advise the shareholder of his ownership position.

There is no sales charge to the investor on purchases placed directly with Cortland. However, the costs of distributing Fund shares are borne in part by Cortland and in part by Reich & Tang Asset Management L.P. (the "Manager").

Purchases may be made by following the procedures specified below. If these purchase procedures are not followed, the processing of orders may be delayed.

PURCHASES THROUGH SECURITIES DEALERS

Investors may submit their initial and subsequent investments directly through participating securities dealers. For an initial investment, investors should submit payment and, if required, a completed Investor Application to their participating securities dealer, who will transmit such payment to Cortland on behalf of the investor and supply Cortland with required account information. Some securities dealers may charge a fee for this service. For customers of securities dealers who offer the service, investors may have their "free-credit" cash balances automatically invested in Cortland shares on a daily basis depending upon which Fund has been designated by the investor as the primary Fund for his account. Automatic purchases and redemptions of Cortland shares are treated on the same basis as direct purchases and redemptions from Cortland. "Free-credit" cash balances begin to earn dividends on the first day following the date that the share purchase or exchange order is effected and through the date that a redemption order is effected. For further information and for details concerning the automatic purchase and redemption of Cortland shares, contact your participating securities dealer or the Distributor. Cortland is not responsible for any delay caused by securities dealers in forwarding an order to Cortland. Securities dealers have a responsibility to transmit orders promptly.

PURCHASES THROUGH CORTLAND

You may purchase shares of Cortland by wire and by mail. Cortland will only accept direct orders from investors through the Distributor or through securities dealers that have entered into dealer agreements with the Distributor and are registered to sell securities in such state. The initial purchase must be accompanied by a completed Investor Application available from the Distributor.

INITIAL PURCHASE OF SHARES

Mail

Investors may send a check made payable to "Cortland" along with a completed subscription order form to:

  Mutual Funds Group
  P.O. Box 13232
  Newark, NJ 07101-3232

Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member bank of the Federal Reserve System can normally be converted into Federal Funds within one business day after receipt of the check. Checks drawn on a nonmember bank may take substantially longer to convert into Federal Funds and to be invested in Fund shares. An investor's subscription will not be accepted until the Fund receives Federal Funds.

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first obtain a new account number by telephoning the Fund at either (212) 830-5280 (within New York State) or at (800) 433-1918 (outside New York State) and then instruct a member commercial bank to wire money immediately to:

  Investors Fiduciary Trust Company
  ABA# 101003621
  Reich & Tang Services L.P.
  DDA# 890752-954-6

The investor should then promptly complete and mail the subscription order form.

An investor planning to wire funds should instruct his bank to wire before 12 noon, New York City time, on the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 12 noon, New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Personal Delivery

Deliver a check made payable to "Cortland" along with a completed subscription order form to:

  Reich & Tang Funds
  600 Fifth Avenue - 9th Floor
  New York, New York 10020

SUBSEQUENT PURCHASES OF SHARES

There is a $50 minimum for each subsequent purchase. All payments should clearly indicate the shareholder's account number. Provided that the information on the subscription order form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.

Subsequent purchases can be made either by bank wire or by personal delivery, as indicated above or by mailing a check to the Fund's transfer agent at:

   Mutual Funds Group
   P.O. Box 13232
   Newark, New Jersey 07101-3232

ELECTRONIC FUNDS TRANSFERS (EFT)
AND DIRECT DEPOSIT PRIVILEGE

You may purchase shares of Cortland (minimum of $50) by having salary, dividend payments, interest payments or any other payments designated by you, or by having federal salary, social security, or certain veteran's, military or other payments from the federal government, automatically deposited into your Cortland account. You may deposit as much of such payments as you elect. To enroll in this program, you must file with Cortland a completed EFT Application and/or a Direct Deposit Sign-Up Form for each type of payment that you desire to include in the Privilege. The appropriate form may be obtained from your broker or Cortland. Death or legal incapacity will terminate your participation in the Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Further, Cortland may terminate your participation upon 30 days' notice to you.

HOW TO REDEEM SHARES

You may redeem your shares, in whole or in part, on any day on which the Fund's net asset value is calculated. Shares are redeemed at the net asset value next determined after receipt of proper notice of redemption. If you redeem all of your shares, you will receive payment of all dividends declared but unpaid through the date of redemption. If you redeem only a portion of the shares in your account, the dividends declared but unpaid on the shares redeemed will not be distributed to you until the next regular dividend payment date. If your redemption order is received prior to 12 noon Eastern time, the redemption will be effective on that day and Cortland will endeavor to transmit payment that same business day. If the notice of redemption is received after 12 noon and prior to 4:15 p.m. Eastern time, the redemption will be at the 4:15 p.m.
net asset value and payment will be made on the next business day.

Some of the redemption procedures described below may require you to complete and file an authorization form in advance. If purchases are made by check, redemption of those shares by wire, by check redemption or by telephone are restricted for fifteen calendar days following the purchase of shares. Under certain circumstances Cortland may redeem accounts of less than $500 or impose a monthly service charge of not more than $10 on such accounts.

REDEMPTIONS THROUGH SECURITIES DEALERS

Shareholders may redeem shares by instructing their securities dealer to effect their redemption transactions. The securities dealer will transmit the required redemption information to Cortland and the proceeds from that redemption will be transmitted to the securities dealer for the account of the shareholder. Securities dealers, including participants in the plan of distribution described under the heading "Distributor," may impose redemption minimums, service fees or other requirements. Securities dealers have a responsibility to transmit redemption requests promptly.

Redemptions by Check

Shareholders may use checks to effect redemptions. The standard checking allows checks to be drawn in any amount of $500 or more. Checks drawn in amounts of less than $500 may be returned to the payee or a $15 fee will be imposed for such checks paid.

Shareholders may elect to establish a Spectrum Account. A Spectrum Account provides draft checking services which is part of a range of cash management services provided by the Manager and/or its affiliates. The account entitles shareholders to write checks in any amount that will clear through an agent bank. SHAREHOLDERS WHO ARE INTERESTED IN PARTICIPATING IN THE SPECTRUM ACCOUNT PROGRAM SHOULD CONSIDER THE INFORMATION AVAILABLE FROM THE DISTRIBUTOR WITH RESPECT TO THE SPECTRUM ACCOUNT, INCLUDING THE FEES RELATED THERETO.

The payee of a check may cash or deposit it in the same way as an ordinary bank check. When a check is presented to the agent bank for payment, the agent bank will cause Cortland to redeem a sufficient number of shares to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed up until the day on which the check is presented to the agent bank for payment. Checks drawn on insufficient funds will be returned to the payee and a fee (currently $16) will be imposed. Additionally, a fee (currently $20) will be imposed for stop payment orders.

PREAUTHORIZED REDEMPTIONS

Shareholders may make preauthorized redemptions by contacting Cortland by:

(a)  calling (212) 830-5280 if calling from New Jersey, Alaska or Hawaii or

(b) calling toll free at (800) 433-1918 if calling from elsewhere in the continental United States or

(c) sending a telegram or letter to Cortland Trust, Inc., 600 Fifth Avenue, New York, New York 10020

and have the proceeds mailed or wired only to a previously designated broker or bank account if (a) shares were paid for in federal funds or were purchased by check and have been on Cortland's books at least fifteen calendar days and (b) a telephone redemption authorization included in the Investor Application is on file with Cortland before the redemption request is placed. This authorization requires designation of a brokerage or bank account to which the redemption payment is to be sent. The proceeds will not be mailed or wired to other than the designated account. Redemptions of $10,000 or more will be sent by bank wire if requested. Smaller amounts will normally be mailed to the designated account.

Cortland will employ procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by Cortland to employ such procedures may cause Cortland to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions.

REDEMPTIONS BY LETTER OF INSTRUCTION

Shareholders may redeem shares by a letter of instruction sent directly to Reich & Tang Funds, 600 Fifth Avenue, New York, New York 10020 containing:

(a)   your Cortland account number

(b)   your redemption Fund choice

(c)   your name and telephone number

(d) the dollar amount or number of shares to be redeemed or a statement that all shares in the account are to be redeemed

(e) payment instructions (normally redemption proceeds will be mailed to the shareholder's address as registered with Cortland)

(f)   signature(s) of the registered shareholder(s)

(g) signature(s) guaranteed stamped under the signature and signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to Cortland's standards and procedures.

The proceeds of redemption are sent to the shareholder's bank or the shareholder's address as it appears in Cortland's records. In order to change such designation, the shareholder must submit a written notification to Cortland with the signature guarantee(s) described above.

EXCHANGES

Shares of each Fund may be exchanged at net asset value for shares of any of the other Funds without charge by instructions to a shareholder's securities dealer or by mail. The value of the shares being exchanged must meet the minimum initial investment requirements of the Fund or the participating securities dealer. Mail exchange orders should be addressed and sent as shown under the heading "Redemptions by Letter of Instruction" and must contain:

      your Cortland account number

      your name and telephone number

      the amount of shares to be exchanged (or, if all shares are to be exchanged, a statement to this effect)

      the Fund shares to be exchanged

      the Fund shares to be acquired

      any change in dividend election

INVESTMENT PROGRAMS

INVESTMENT OBJECTIVES

The CORTLAND GENERAL FUND and the GOVERNMENT FUND seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The MUNICIPAL FUND seeks to provide as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital and liquidity. For purposes of this Prospectus and the Statement of Additional Information, interest which is "tax-exempt" or "exempt" from Federal income tax means interest which is excluded from gross income for Federal income tax purposes, but which may constitute an item of tax preference and which may therefore give rise to a federal alternative minimum tax liability for individual shareholders. The investment objectives of each Fund are fundamental policies, which may not be changed without the approval of the shareholders of the respective Funds.

INVESTMENT POLICIES

Each Fund invests only in U.S. dollar-denominated securities which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Directors. The NRSROs currently rating instruments of the type one or more of the Funds may purchase are Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff and Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and IBCA Inc. (See the Statement of Additional Information for information with respect to rating criteria for each NRSRO.)

Investments in rated securities not rated in the highest category by at least two NRSROs (or one NRSRO if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Directors to be comparable to those rated in the highest category, will be limited to 5% of a Fund's total assets, with the investment in any such issuer being limited to not more than the greater of 1% of a Fund's total assets or $1 million. A Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation.

Each Fund invests in such high quality debt obligations with relatively short maturities. Each Fund seeks to achieve its objective by investing in different types of securities, as described below. Unless otherwise stated, the investment policies and restrictions set forth below and in the Statement of Additional Information are not fundamental policies, and may be changed by the Board of Directors, with notice to shareholders.

GOVERNMENT FUND

The GOVERNMENT FUND endeavors to achieve its objective by investing at least 65% of its assets in short-term "U.S. Government Obligations." U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. Direct obligations are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes and bonds. Obligations of U.S. Government agencies and instrumentalities ("Agencies") are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank. The GOVERNMENT FUND will invest in Agencies which are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Fund's Board of Directors is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

CORTLAND GENERAL FUND

The CORTLAND GENERAL FUND seeks to achieve its objective by investing at least 80% of its assets in U.S. Government Obligations, as defined above, in bank instruments, in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in thirteen months or less (collectively, "Money Market Obligations").


The CORTLAND GENERAL FUND may invest in bank instruments, which consist mainly of certificates of deposit, bankers' acceptances and time deposits. The CORTLAND GENERAL FUND may also invest in corporate instruments supported by bank letters of credit. The CORTLAND GENERAL FUND generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or
(b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may invest in bank instruments issued by institutions which the Board of Directors believes present minimal credit risk.

The CORTLAND GENERAL FUND may invest up to 100% of its assets in obligations issued by banks, and up to 10% of its assets in obligations issued by any one bank, subject to the provisions of Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act"). If the bank is a domestic bank, it must be a member of the FDIC. The CORTLAND GENERAL FUND may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The CORTLAND GENERAL FUND will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the CORTLAND GENERAL FUND investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate.

The CORTLAND GENERAL FUND will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Fund's total assets at the time of purchase.

Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, that the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, that there may be difficulties in enforcing a judgment against a foreign issuer or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

The CORTLAND GENERAL FUND may invest in short-term corporate obligations and instruments, including but not limited to corporate commercial paper, notes, bonds and debentures. Corporate commercial instruments generally consist of short-term unsecured promissory notes issued by corporations. The CORTLAND GENERAL FUND may also purchase variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days. The CORTLAND GENERAL FUND may also purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above. (See the Statement of Additional Information for information with respect to corporate commercial instruments and bond ratings.) The CORTLAND GENERAL FUND may also invest in fixed or variable rate debt units representing an undivided interest in a trust's distributions of principal and interest that a trust receives from an underlying portfolio of bonds issued by a highly rated corporate or U.S. Government agency issuer and/or payments from re-characterized distributions made possible by the swap of certain payments due on the underlying bonds. The CORTLAND GENERAL FUND'S investment will be limited solely to the debt units and in each case, must meet the credit quality standards under Rule 2a-7 of the 1940 Act. Debt units will be purchased by the CORTLAND GENERAL FUND as an institutional accredited investor pursuant to a private placement memorandum. Sale of debt units will be effected pursuant to Rule 144A or other exemptions from registration under the Securities Act of 1933, subject to the eligibility of the purchaser and compliance with trust agreement requirements. The Manager will monitor the liquidity of the debt units under the supervision of Cortland's Board of Directors.

MUNICIPAL FUND

The MUNICIPAL FUND seeks to provide as high a level of current income that is exempt from Federal income taxes as is consistent with the preservation of capital and liquidity by investing at least 80% of its assets in a diversified
portfolio  of  high  quality,   short-term  municipal  obligations

("Municipal Securities").

The MUNICIPAL FUND will invest in Municipal Securities which include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of private activity bonds or industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from Federal income tax in the opinion of bond counsel. However, interest on Municipal Securities may give rise to federal alternative minimum tax liability and may have other collateral federal income tax consequences.

The MUNICIPAL FUND also may purchase any Municipal Security which depends on the credit of the U.S. Government and may invest in Municipal Securities which are not rated if, in the opinion of Cortland's investment advisor, and in accordance with procedures established by the Board of Directors, such securities possess creditworthiness comparable to those rated obligations in which the Municipal Fund may invest. The MUNICIPAL FUND may, from time to time, on a temporary or defensive basis, invest in short-term, high quality U.S. Government Obligations, Money Market Obligations and repurchase agreements. Income from any such temporary investments would be taxable to shareholders as ordinary income. It is the present policy of the MUNICIPAL FUND to invest only in securities the interest on which is tax-exempt. The Fund will endeavor to be invested at all times in Municipal Securities. It is a fundamental policy of the MUNICIPAL FUND that its assets will be invested so that at least 80% of its income will be exempt from federal income taxes. The MUNICIPAL FUND may from time to time hold cash reserves.

ALL FUNDS

The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. There can be no assurance that the Funds will achieve their objectives. The values of the securities in which the Funds invest fluctuate based upon interest rates, the financial stability of the issuers and market factors.

Cortland may enter into the following arrangements with respect to all three Funds. Repurchase Agreements: under a repurchase agreement, the purchaser (for example, one of the Funds) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, a Fund will not enter into a repurchase agreement if as a result of such investment more than 10% of such Fund's total assets would be invested in illiquid securities, including repurchase agreements which expire in more than seven days. A Fund may, however, enter into "continuing contract" or "open" repurchase agreements under which the seller is under a continuing obligation to repurchase the underlying obligation from that Fund on demand and the effective interest rate is negotiated on a daily basis.

In general, a Fund will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may enter into repurchase agreements with other institutions which the Board of Directors believes present minimal credit risk. Nevertheless, if the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Fund which entered into the repurchase agreement may incur a loss to the extent that the proceeds it realized on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements may be considered loans to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt.

Securities purchased pursuant to a repurchase agreement are held by the Fund's custodian and (i) are recorded in the name of the Fund with the Federal Reserve Book-Entry System, or (ii) the Fund receives daily written confirmation of each purchase of a security and a receipt from the custodian. The Funds purchase securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of purchase.

A Fund may also enter into reverse repurchase agreements which involve the sale by a Fund of a portfolio security at an agreed upon price, date and interest payment. A Fund will enter into reverse repurchase agreements for temporary or defensive purposes to facilitate the orderly sale of portfolio securities, to accommodate abnormally heavy redemption requests should they occur, or in some cases as a technique to enhance income. A Fund will use reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. A Fund will enter into reverse repurchase agreements only in amounts up to 10% of the value of its total assets at the time of entering into such agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by a Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. This risk, if encountered, could cause a reduction in the net asset value of a Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. See "Investment Restrictions" in the Statement of Additional Information for percentage limitations on borrowings.

Delayed delivery agreements are commitments by any of the Funds to dealers or issuers to acquire securities beyond the customary same-day settlement for money market instruments. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Funds' investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of a Fund; therefore, to assure that a Fund will be as fully invested as possible in instruments meeting that Fund's investment objective, a Fund may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days.

Money Market Obligations and Municipal Securities are sometimes offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such Money Market Instruments or Municipal Securities with the intention of actually acquiring such securities, but a Fund may sell these securities before the settlement date if it is deemed advisable.

If a Fund enters into a delayed delivery agreement or purchases a when-issued security, that Fund will direct Cortland's custodian bank to place cash or other high grade securities (including Money Market Obligations and Municipal Securities) in a segregated account of such Fund in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of such Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are in a segregated account, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase a Fund's exposure to market fluctuation; may increase the possibility that the MUNICIPAL FUND will incur a short-term gain subject to federal taxation; or may increase the possibility that a Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Funds will employ techniques designed to minimize these risks.

No additional delayed delivery agreements or when-issued commitments will be made if more than 25% of a Fund's net assets would become so committed. The Funds will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date is at least 30 days and not more than 120 days.

The MUNICIPAL FUND may attempt to improve its portfolio liquidity by assuring same-day settlements on portfolio sales (and thus facilitate the same-day payment of redemption proceeds) through the acquisition of "Stand-by Commitments." A Stand-by Commitment is a right of the MUNICIPAL FUND, when it purchases Municipal Securities for its portfolio from a broker, dealer or other financial institution, to sell the same principal amount of such securities back to the seller, at the MUNICIPAL FUND'S option, at a specified price. Stand-by Commitments are also sometimes known as "puts." The MUNICIPAL FUND will acquire Stand-by Commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition or exercisability of a Stand-by Commitment by the MUNICIPAL FUND will not affect the valuation or the average weighted maturity of its underlying portfolio securities. See "Investment Programs and Restrictions - Stand-by Commitments" in the Statement of Additional Information for additional information with respect to Stand-by Commitments.

INVESTMENT RESTRICTIONS

The Funds' investment programs are subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. The most significant of these restrictions provide that each Fund will not: (1) purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities, repurchase agreements fully secured by such obligations and any Municipal Securities guaranteed by the U.S. Government) if as a result more than 5% of a Fund's total assets would be invested in the securities of such issuer, except that in the case of certificates of deposit and bankers' acceptances, up to 25% of the value of a Fund's total assets may be invested without regard to such 5% limitation, but shall instead be subject to a 10% limitation (in each case, subject to the provisions of Rule 2a-7 of the 1940 Act); (2) purchase any corporate commercial instruments which would cause 25% of the value of the CORTLAND GENERAL FUND'S total assets at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry; (3) borrow money or pledge, mortgage or hypothecate its assets except for temporary or emergency purposes (except to secure reverse repurchase agreements and then only in an amount not exceeding 15% of the value of a Fund's total assets) except that each Fund may purchase delayed delivery and when-issued securities consistent with its investment objective and policies (such Fund will not make additional investments while borrowings other than when-issued and delayed delivery purchases and reverse repurchase agreements are outstanding); or (4) lend money or securities except to the extent that the investments of a Fund may be considered loans.

Additionally, the MUNICIPAL FUND will not: (1) purchase any securities which would cause more than 25% of the value of the MUNICIPAL FUND'S net assets at the time of such purchase to be invested in (i) securities of one or more issuers conducting their principal activities in the same state, (ii) securities, the interest upon which is paid from revenues of projects with similar characteristics, or (iii) industrial development bonds issued by issuers in the same industry; provided that there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the U. S. Government and its agencies or instrumentalities, certificates of deposit of and guarantees of Municipal Securities by domestic branches of U.S. banks; or (2) purchase or sell puts, calls, straddles, spreads or combinations thereof, except that the MUNICIPAL FUND may purchase Stand-by Commitments.

The foregoing restrictions are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund affected by such change.

MATURITIES

Consistent with the objective of stability of principal, each Fund attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds its per share net asset value to the nearest whole cent in compliance with applicable rules and regulations. Accordingly, the Funds invest in Money Market Obligations and Municipal Securities having remaining maturities of thirteen months or less and maintain a weighted average maturity for each Fund of 90 days or less. However, there can be no assurance that a Fund's net asset value per share of $1.00 will be maintained.

DIVIDENDS AND TAXES

DIVIDENDS


It is the policy of Cortland, with respect to each Fund, to declare dividends from the net investment income earned by each Fund daily; such dividends are generally reinvested in additional Fund shares on the subsequent business day. A shareholder may, by letter to Cortland, elect to have dividends paid by check. Any such election or revocation thereof must be made in writing to Cortland Trust, Inc., 600 Fifth Avenue, New York, New York 10020. Shareholders whose dividends are being reinvested will receive a summary of their accounts at least quarterly indicating the reinvestment of dividends. Dividends from net realized capital gain, offset by capital loss carryovers, if any, are generally declared and paid when realized except, to the extent that a net realized capital gain is deemed necessary to offset future capital losses.


TAXES

Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is each Fund's policy to distribute to shareholders all of its net investment income and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code, so that each Fund will satisfy the distribution requirement of Subchapter M and not be subject to Federal income taxes or the 4% excise tax. So long as the Funds qualify for this tax treatment, the Funds will not be subject to Federal income tax on amounts distributed to shareholders.


If the Funds fail to satisfy any of the Code requirements for qualification as a regulated investment company, they will be taxed at regular corporate tax rates on all of their taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions will be taxable to shareholders as ordinary dividends (even if derived from the Funds' net long-term capital gains) to the extent of the Funds' current and accumulated earnings and profits. Such distributions generally will be eligilbe for the dividends-recieved deduction in the case of corporate shareholders.


Shareholders of the MUNICIPAL FUND will not be required to include the "exempt-interest" portion of dividends paid by the Fund in their gross income for Federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their Federal income tax returns. Moreover, exempt-interest dividends may be subject to state income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to
Federal income tax, may affect the deductibility of interest on certain indebtedness of the shareholder and may have other collateral federal income tax consequences. The MUNICIPAL FUND may purchase without limitation Municipal Securities the interest on which constitutes an item of tax preference and which may therefore give rise to a federal alternative minimum tax liability for individual shareholders. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statement of Additional Information.

The MUNICIPAL FUND may invest in securities the interest on which is (and the dividends paid by the Fund derived from such interest are) subject to Federal income tax, but such taxable securities will not exceed 20% of the value of the MUNICIPAL FUND'S total assets. The percentage of dividends which constitute exempt-interest dividends, and the percentage thereof (if any) which constitutes an item of tax preference, will be determined annually and will be applied uniformly to all dividends of the MUNICIPAL FUND declared during that year. These percentages may differ from the actual percentages for any particular day.

Shareholders of the GOVERNMENT FUND and the CORTLAND GENERAL FUND will be subject to federal income taxes and any applicable state income taxes on amounts distributed as dividends unless such shareholders are otherwise exempt. It is not expected that any portion of taxable dividends paid by the Funds will qualify for the federal dividends-received deduction for corporations.


Distributions to shareholders will be treated in the same manner for Federal income tax purposes whether a shareholder elects to receive them in cash or reinvest them in additional shares. In general, shareholders take distributions into account in the year in which they are made. However, shareholders are required to treat certain distributions made during January as having been paid and received on December 31 of the preceding year. A statement setting forth the federal income tax status of all distributions made (or deemed made) during the year, will be sent to shareholders promptly after the end of each year.

To avoid being subject to a 31% federal backup withholding on taxable dividends and redemption payments, each shareholder must furnish Cortland with its taxpayer identification number and certify, under penalties of perjury, that such number is correct and that such shareholder is not subject to backup withholding for any reason.


The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislation or administrative action. As the foregoing discussion is for general information only, shareholders should also review the more detailed discussion of Federal income tax considerations relevant to the Funds that is contained in the Funds' Statement of Additional Information. Shareholders are advised to consult with their tax advisors concerning the application of state, local and foreign taxes on investments in Cortland which may differ from the Federal income tax consequences described above.

MANAGEMENT

BOARD OF DIRECTORS

The overall management of the business and affairs of Cortland is vested with the Board of Directors. The Board of Directors approves all significant agreements between the Funds and persons or companies furnishing services to the Funds, including the Funds' agreements with the manager, the investment advisor, the distributor, and the custodian. The day-to-day operations of each Fund are delegated to Cortland's officers, and the manager, subject always to the objective and policies of each Fund and to the general supervision of Cortland's Board of Directors. The manager also furnishes or procures on behalf of Cortland at the manager's expense all services necessary for the proper conduct of each Fund's business. Some of Cortland's officers and directors are officers or employees of the manager. A majority of the members of the Board of Directors of Cortland have no affiliation with the manager.

MANAGER AND INVESTMENT ADVISOR


Reich & Tang Asset Management L.P., a Delaware limited partnership, with its principal offices at 600 Fifth Avenue, New York, New York 10020, serves as the manager and investment advisor of Cortland and its three Funds pursuant to agreements with the Funds dated August 30, 1996 (the "Management/Investment Advisory Agreements"). Under the Management/Investment Advisory Agreements, Reich & Tang Asset Management L.P. (the "Manager") provides, either directly or indirectly through contracts with others, all services required for the management of Cortland. The Manager bears all ordinary operating expenses associated with Cortland's operation except: (a) the fees of the Directors who are not "interested persons" of Cortland, as defined by the 1940 Act, and the travel and related expenses of the Directors incident to their attending shareholders', directors' and committee meetings, (b) interest, taxes and brokerage commissions (which are expected to be insignificant), (c) extraordinary expenses, if any, including but not limited to legal claims and liabilities and litigation costs and any indemnification related thereto, (d) shareholder service or distribution fees payable by Cortland under the plans of distribution described under the heading "Distributor" below, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing Cortland and all expenses of registering or qualifying Cortland's shares under federal and state securities laws.

The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of Cortland's average daily net assets, plus
 .775% of the next $500  million of  Cortland's  average  daily net assets,  plus
 .750% of the next $500 million of Cortland's average daily net assets, plus .725% of Cortland's average daily net assets in excess of $1.5 billion.
Cortland's comprehensive fee is higher than most other money market mutual funds which do not offer services that Cortland offers. However, most other funds bear expenses that are being borne for Cortland by the Manager. During the fiscal year ended March 31, 1997, Cortland paid the Manager fees which represented .76% of the

CORTLAND GENERAL FUND'S average daily net assets, .74% of the GOVERNMENT FUND'S average daily net assets and .76% of the MUNICIPAL FUND'S average daily net assets, respectively, on an annualized basis. During such year, expenses borne by each of the Funds, including fees paid to the Manager, amounted to 1.02% of the CORTLAND GENERAL FUND'S average daily net assets, 1.01% of the GOVERNMENT FUND'S average daily net assets and 1.02% of the MUNICIPAL FUND'S average daily net assets, respectively, on an annualized basis.

The Manager was, at June 30, 1997, investment manager, advisor or supervisor with respect to assets aggregating in excess of $9.3 billion. The Manager currently acts as investment manager or administrator of fifteen other investment companies and also advises pension trusts, profit sharing trusts and endowments. New England Investment Companies, L.P. ("NEICLP") is the limited partner and owner of a 99.5% interest in the limited partnership, Reich & Tang Asset Management L.P., the Manager. Reich & Tang Asset Management, Inc. (a wholly-owned subsidiary of NEICLP) is the general partner and owner of the remaining .5% interest of the Manager. Reich & Tang Asset Management L.P. succeeded NEICLP as the Manager of the Fund.

New England Investment Companies, Inc. ("NEIC"), a Massachusetts corporation, serves as the sole general partner of NEICLP. On August 30, 1996, The New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. The Manager remains an indirect wholly-owned subsidiary of NEICLP, but Reich & Tang Asset Management, Inc., its sole general partner, is now an indirect subsidiary of MetLife. Also, MetLife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns approximately 48.5% of the outstanding limited partnership interest of NEICLP and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns approximately 16% of the outstanding partnership units of NEICLP.

MetLife is a mutual life insurance company with assets of $297.6 billion at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.6 trillion at December 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.

NEIC is a holding company offering a broad array of investment styles across a wide range of asset categories through twelve subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units include AEW Capital Management, L.P., Back Bay Advisors, L.P., Graystone Partners, L.P., Harris Associates, L.P., Jurika & Voyles, L.P., Loomis, Sayles & Co., L.P., MC Management, L.P., New England Fund, L.P., New England Funds Management, L.P., Reich & Tang Asset Management L.P., Vaughan-Nelson, Scarborough & McConnell L.P. and Westpeak
Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers to 69 other registered investment companies.

The merger between The New England and MetLife resulted in an "assignment" of the Management/Investment Advisory Agreements relating to each Fund. Under the 1940 Act, such an assignment caused the automatic termination of the agreements. On November 14, 1995, the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved Management/Investment Advisory Agreements effective August 30, 1996, which have a term which extends to June 30,

1998 and may be continued thereafter for successive twelve-month periods beginning each July 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by its Board of Directors, and in either case by a majority of the directors who are not parties to the Management/ Investment Advisory Agreements or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

The Management/ Investment Advisory Agreements were approved by the Shareholders on March 28, 1996 and each contains the same terms and conditions governing the Manager's investment management responsibilities as the Fund's previous Management/ Investment Advisory Agreement with the Manager, except as to the date of execution and termination.

Pursuant to the terms of the Management/ Investment Advisory Agreements, the Manager manages the investments of each of the Funds, subject at all times to the policies and control of the Company's Board of Directors. The Manager obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Funds. The Manager shall not be liable to the Funds or to their shareholders except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


FEE WAIVERS

In order to increase the yield to investors, the Manager may, from time to time, waive or reduce its fees on assets held by each of the Funds. When instituted, the Manager will continue these fee waivers in effect or charge reduced fees until further notice to the Board of Directors. Fee waivers or reductions, other than those set forth in the Management/Investment Advisory Agreements, may be rescinded, however, at any time without further notice to investors.

DISTRIBUTOR


Each of the Funds has entered into a distribution agreement dated September 15, 1993 (the "Distribution Agreements") with Reich & Tang Distributors L.P. (the "Distributor"), 600 Fifth Avenue, New York, New York 10020. Reich & Tang Asset Management Inc. is the sole general partner of the Distributor. The Distributor, which was organized on January 4, 1991, has the exclusive right to enter into dealer agreements with securities dealers who sell shares of the Funds, including sales where a securities dealer automatically "sweeps" free credit balances into a fund at the end of each day ("Sweep Arrangement") allowing the account holder to earn dividends otherwise unavailable in the brokerage account, and with financial institutions which may furnish services to shareholders on behalf of Cortland. Pursuant to plans of distribution (the "Plans") approved by the Funds' shareholders on March 5, 1997, each of the Funds may make distribution related payments, under a sweep arrangement or otherwise, in an amount not to exceed on an annualized basis .25% of the value of the Fund's assets. Securities dealers and other financial institutions may receive distribution payments directly or indirectly from the Funds for services that may include payments for opening shareholder accounts, processing investor purchase and redemption orders, responding to inquiries from shareholders concerning the status of their accounts and operations of their Fund and communications with Cortland on behalf of Fund shareholders. Additionally, the Distributor may pay for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and other services to support distribution pursuant to the Plans. The Distributor may also make payments to securities dealers, under a sweep arrangement or otherwise, and to financial institutions, such as banks, out of the investment management fee the Manager receives from the

Funds, out of its past profits or from any other source available to the Distributor.


The Plans will only make payments for expenses actually incurred by the Distributor. The Plans will not carry over expenses from year to year and if a Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates.

As a result of 12b-1 fees, a long-term shareholder in a Fund may pay more than the economic equivalent of the maximum front-end sales charges permitted by the Rules of the National Association of Securities Dealers, Inc.

PORTFOLIO TRANSACTIONS

The Manager is responsible for decisions to buy and sell securities for the Funds, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds incur little or no net brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Funds may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of shareholders of the Funds rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

YIELD INFORMATION

Each Fund will provide yield quotations based on its daily dividends. Yield is computed in accordance with a standardized formula described in the Statement of Additional Information and can be expected to fluctuate substantially over time.

Comparative performance information may be used from time to time in advertising or marketing the Funds' shares, including data from industry publications.


For the seven-day period ended July 1, 1997, the current yield for the CORTLAND GENERAL FUND was 4.66%, the current yield for the GOVERNMENT FUND was 4.45% and the current yield for the MUNICIPAL FUND was 3.21%, which is equivalent to an effective yield of 4.76% for the CORTLAND GENERAL FUND, 4.55% for the GOVERNMENT FUND and 3.27% for the MUNICIPAL FUND.


GENERAL INFORMATION

ORGANIZATION OF CORTLAND AND
DESCRIPTION OF SHARES

Cortland is an open-end, diversified investment company. Cortland was organized as a Massachusetts business trust on October 31, 1984, but had no operations prior to May 9, 1985. On July 31, 1989, Cortland reorganized and became a Maryland corporation. The shares of Cortland are divided into three Funds, each of which represent shares of common stock with a par value of $.001. Shares of Cortland have equal rights with respect to voting, except that the holders of shares of a particular Fund will have the exclusive right to vote on matters affecting only the rights of the holders of such Fund. For example, holders of a particular Fund will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such Fund. The holders of each Fund have distinctive rights with respect to dividends and redemptions which are more fully described in this Prospectus and the Statement of Additional Information. In the event of dissolution or liquidation, holders of each Fund will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which the shares of the Fund relate, less (b) the liabilities of Cortland attributable to the respective portfolio or allocated between the portfolios based on the respective liquidation value of each portfolio. There will not normally be annual shareholders' meetings. Shareholders may remove directors from office by a majority of votes entitled to be cast at a meeting of shareholders. Shareholders holding 10% or more of Cortland's outstanding stock may call a special meeting of shareholders.

There are no preemptive or conversion rights (other than the exchange privileges set forth in this Prospectus) applicable to any of Cortland's shares. Cortland's shares when issued, will be fully paid, non-assessable and transferrable. The Board of Directors may increase the number of authorized shares or create additional series or classes of Cortland shares without shareholder approval.

LEGAL MATTERS

The law firm of Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022, serves as counsel to Cortland and has passed upon the legality of the shares offered pursuant to this Prospectus.

CUSTODIAN AND TRANSFER AGENT

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, acts as custodian for each Fund's portfolio securities and cash. Cortland acts as its own transfer agent for Cortland's shares.

SHAREHOLDER INQUIRIES

Shareholder inquiries concerning the status of an account should be directed to your securities dealer or to Cortland at (212) 830-5280 or toll free at (800) 433-1918.

CORTLAND TRUST, INC.
      PROSPECTUS
      August 1, 1997
     TABLE OF CONTENTS

  Table of Fees and Expenses..........................2
  Financial Highlights................................3
  How to Purchase Shares..............................6
  How to Redeem Shares................................8
  Investment Programs.................................10
  Dividends and Taxes.................................16
  Management..........................................18
  Portfolio Transactions..............................21
  Yield Information...................................21
  General Information.................................21

                   Pilgrim America General Money Market Shares
                        (Shares of Cortland Trust, Inc.)
                        40 North Central Ave., Suite 1200
                     Phoenix, AZ 85004-4424 (800) 331-1080
--------------------------------------------------------------------------------

CORTLAND TRUST, INC. (the "Company") is an open-end, diversified money market fund. The Company consists of three separate money market fund series--the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund. This Prospectus relates exclusively to the PILGRIM AMERICA GENERAL MONEY MARKET SHARES class (the "Pilgrim America Shares") of the Cortland General Money Market Fund (the "Fund"). The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund invests in high quality debt obligations with relatively short maturities. The Fund seeks to achieve its objective by investing in a portfolio of securities and instruments issued or guaranteed by the United States Government, its agencies or instrumentalities, bank instruments and corporate commercial instruments.

SHARES OF THE FUND ARE NEITHER INSURED NORGUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE OR THAT THE FUND'S INVESTMENT OBJECTIVE WILL BE ACHIEVED. SEE "INVESTMENT PROGRAM."

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

This Prospectus sets forth basic information about the Company and the Fund that prospective investors should know prior to investing. It should be read and retained for future reference. A Statement of Additional Information ("SAI") dated August 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The SAI is available upon request and without charge by writing or calling Pilgrim America Securities, Inc., 40 North Central Ave., Suite 1200, Phoenix, AZ 85004-4424, telephone (800) 331-1080.

Investors should be aware that the Pilgrim America Shares may not be purchased other than through certain securities dealers with whom Pilgrim America
Securities, Inc. ("PASI") has entered into agreements for this purpose, or directly from PASI. Pilgrim America Shares have been created for the primary purpose of providing an alternative money market fund product for shareholders of certain funds distributed by PASI. Shares of the Company other than the Pilgrim America Shares are offered pursuant to a separate prospectus.


Table of Contents                                                          Page

Summary                                                                      2
The Fund                                                                     4
Table of Fees and  Expenses                                                  4
Financial  Highlights                                                        5
Investment Program                                                           6
Performance                                                                  9
Management                                                                   9
Shareholder Guide                                                           12
How to Buy Pilgrim  America Shares                                          12
How to Redeem Pilgrim America Shares                                        15
Distributions and Taxes                                                     17
Retirement Plans                                                            18
General Information                                                         18
New Account Application                                                     20

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        PROSPECTUS DATED: AUGUST 1, 1997

               SUMMARY

               THE COMPANY AND THE FUND

The Company is an open-end, diversified investment company of the type commonly known as a money market fund. The Company consists of three investment portfolios. Shares of the Company other than the Pilgrim America Shares are offered pursuant to separate prospectuses. The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund invests in high quality debt obligations with relatively short maturities. This Prospectus relates to the Pilgrim America Shares. No assurance can be given that the Fund's investment objective will be achieved. See "Investment Program."

     PILGRIM AMERICA SHARES

Pilgrim America Shares have been created for the primary purpose of providing an alternative money market fund product for investors who purchase shares directly from PASI, or through dealers with whom PASI has entered into agreements for this purpose, or who acquire Pilgrim America Shares through the exchange of shares of certain other investment companies as hereinafter described. Pilgrim America Shares are identical to other shares of the Fund, which are offered pursuant to separate prospectuses, with respect to investment objective and yield, but differ with respect to certain other matters. For example, shareholders who hold other shares of the Fund may not participate in the exchange privilege described herein and have different arrangements for redemptions by check.


     PURCHASING SHARES

Pilgrim America Shares may be purchased directly from PASI and through certain securities dealers with whom PASI has entered into agreements for this purpose at net asset value without payment of any sales charge. However, securities dealers processing purchase orders may charge a reasonable processing fee. Initial investments must be at least $1,000 and subsequent purchases must be at least $100. The minimum investment requirements may be waived for investments in connection with tax-sheltered retirement plans or in connection with reinvestment of distributions from another "Pilgrim America Fund." Purchases made by check or bank wire will not become effective until converted into Federal funds. See "How to Buy Pilgrim America Shares" and "Retirement Plans."

     EXCHANGE PRIVILEGE

Shareholders of Pilgrim America Shares may purchase shares of certain other Pilgrim America Funds via an Exchange Privilege without a sales charge under certain conditions hereinafter described. See "Exchange Privilege."

     REDEEMING SHARES

Shareholders may at any time redeem all or a portion of their shares at the net asset value of the Fund, without payment of a charge. See "How to Redeem Pilgrim America Shares."

     DIVIDENDS

Dividends from net investment income are declared daily and distributed in the form of additional Pilgrim America Shares on the subsequent business day. At the option of the shareholder, dividends may be paid monthly by check. See "Distributions and Taxes."

     NET ASSET VALUE

The net asset value of the Pilgrim America Shares will normally remain constant at $1.00 per share. However, there can be no assurance that such net asset value per share can be maintained at all times. See "How to Buy Pilgrim America Shares" herein, and "Net Asset Value Determination" in the SAI.

    MANAGER AND INVESTMENT ADVISOR

Reich & Tang Asset Management L.P., 600 Fifth Avenue, New York, New York 10020, acts as the Manager and Investment Advisor of the Company. Reich & Tang Asset Management L.P. acts as investment manager or administrator of fifteen other investment companies and also advises pension trusts and endowments. See "Management."

    SPECIAL CONSIDERATION

Subject to certain restrictions designed to reduce any associated risks, the Fund may invest in securities such as commercial instruments which are not rated, certain repurchase agreements, delayed delivery or when-issued securities and in U.S. Dollar denominated obligations issued by foreign banks. Accordingly, an investment in the Fund may entail somewhat different risks from an investment in an investment company which does not engage in such investment practices. See "Investment Program."

THE FUND

TABLE OF FEES AND EXPENSES

                                                         Pilgrim America General
                                                                Money Market
                                                                   Shares


Shareholder Transaction Expenses


Maximum Sales Load Imposed on Purchase (as a percentage of
offering price)...............................................        None

Maximum Sales Load Imposed on Reinvested Dividends
(as a percentage of offering price)................................   None

Deferred Sales Load (as a percentage of original purchase price
or redemption proceeds, as applicable)........................        None

Redemption Fees (as a percentage of amount redeemed, if
applicable)...................................................        None

Exchange Fee.......................................................   None

Annual Fund Operating Expenses
 (as a percentage of average net assets)
 Management Fees ................................................... 0.76%
 12b-1 Fees......................................................... 0.25%
 Other Expenses..................................................... 0.01%
 Total Fund Operating Expenses...................................... 1.02%
Example
You would pay the following  expenses on a $1,000  investment assuming a 5% annual return:
1 year.............................................................  $ 10
3 years............................................................  $ 32
5 years............................................................  $ 56
10 years...........................................................  $ 125

The above table of fees and expenses is provided to assist you in understanding the various costs and expenses that you will bear directly and indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and the Financial Statements included at the end of Cortland's Statement of Additional Information.) THE EXAMPLE SHOWN IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The following information has been audited by Ernst & Young LLP, Cortland's independent auditors, whose report thereon for each of the five years in the period ended March 31, 1997 appears in the Statement of Additional Information. The data applies to one share outstanding for each of the fiscal years ended March 31, 1988 to March 31, 1997. Further financial data and related notes are included in the Statement of Additional Information.



                                                           Cortland General Money Market Fund
                                                              For the Year Ended March 31,
                                            1997     1996      1995      1994      1993     1992    1991    1990     1989     1988
                                            ----     ----      ----      ----      ----     ----    ----    ----     ----     ----
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year         $1.00     $1.00    $1.00     $1.00     $1.00    $1.00   $1.00    $1.00    $1.00   $1.00
                                           -----     -----    -----     -----     -----    -----   -----    -----    -----   -----
Income from investment operations:
Net investment income..........            0.044     0.049    0.038     0.025      0.028   0.047    0.071   0.081    0.076   0.062
Net realized and unrealized
   gain/(loss) on investments..             --       0.001   (0.003)+    --        --      --       --       --       --       --
                                          -------   ------   ------    ------    ------   ------   ------  -------   -----   ------
Total from investment operations           0.044     0.050    0.035    0.025      0.028    0.047    0.071   0.081    0.076   0.062

Less distributions:
Dividends from net investment income      (0.044)   (0.048)  (0.038)  (0.025)    (0.028)  (0.047)  (0.071) (0.081) (0.076)  (0.062)
Total distributions............           (0.044)   (0.048)  (0.038)  (0.025)    (0.028)  (0.047)  (0.071) (0.081) (0.076)  (0.062)
                                          -------   ------   ------   ------     ------    ------  ------   -----  ------   -------
Net asset value, end of year...           $1.00     $1.00    $1.00    $1.00      $1.00    $1.00    $1.00   $1.00    $1.00    $1.00
                                          =====     =====    =====    =====      =====    =====    =====   =====    =====    =====
Total Return...................           4.52%     4.95%    3.91%+   2.53%      2.88%    4.81%    7.42%   8.42%    7.55%    6.22%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)$1,160,352 $1,159,173 $993,854 $926,400 $904,735 $906,662 $805,993 $970,560 $706,985 $420,063

Ratios to average net assets:
Expenses*......................          1.02%      1.03%    1.03%     1.02%      1.00%   1.01%    1.01%    1.00%    1.00%    1.00%
Net investment income..........          4.41%      4.86%    3.85%     2.48%      2.84%   4.67%    7.06%    8.00%    7.40%    6.04%


* For the years ended March 31, 1990 to 1995, management and distribution support and services fees of .04%, .04%, .04% , .04% , .02% and .02% of average net assets, respectively, were waived.

+ Includes the effect of a capital contribution from the Manager of $.0044 per share. Without a capital contribution the net realized and unrealized loss on investments would have been $.0070 per share and the total return would have been 2.89%.

INVESTMENT PROGRAM
    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the Fund is a fundamental policy, which may not be changed without the approval of the shareholders of the Fund.

The Fund invests only in U.S. dollar-denominated securities which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Directors. The NRSROs currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff and Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and IBCA Inc. (See the SAI for information with respect to rating criteria for each NRSRO.)

Investments in rated securities not rated in the highest category by at least two NRSROs (or one NRSRO if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Directors to be comparable to those rated in the highest category, will be limited to 5% of the Fund's total assets, with the investment in any such issuer being limited to not more than the greater of 1% of the Fund's total assets or $1 million. The Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation.

The Fund invests in such high quality debt obligations with relatively short maturities. Unless otherwise stated, the investment policies and restrictions set forth below and in the SAI are not fundamental policies, and may be changed by the Board of Directors, with notice to shareholders.

The Fund seeks to achieve its objective by investing at least 80% of its assets in U.S. Government Obligations (which consist of marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities), in bank instruments, in corporate commercial instruments and in other corporate instruments which mature in thirteen months or less (collectively, "Money Market Obligations").

The Fund seeks to achieve its objective by investing at least 80% of its assets in U.S. Government Obligations (which consists of marketable securities and instruments issued or guaranteed by the United States Government or by its agencies or instrumentalities), in bank instruments, in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in thirteen months or less (collectively, "Money Market Obligations").

The Fund may invest up to 100% of its assets in obligations issued by banks, and up to 10% of its assets in obligations issued by any one bank, subject to the provisions of Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act"). If the bank is a domestic bank, it must be a member of the FDIC. The Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Fund's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the United States branch of the foreign bank is subject to the same regulation as the United States banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Fund will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of the Fund's total assets at the time of purchase. Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, that the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, that there may be difficulties in enforcing a judgment against a foreign issuer or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

The Fund may invest in short-term corporate obligations and instruments, including but not limited to corporate commercial paper, notes, bonds and debentures. Corporate commercial instruments generally consist of short-term unsecured promissory notes issued by corporations. The Fund may also purchase variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days. The Fund may also invest in participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above. (See the SAI for information with respect to corporate commercial instruments and bond ratings.) The Fund may also invest in fixed or variable rate debt units representing an undivided interest in a trust's distributions of principal and interest that the trust receives from an underlying portfolio of bonds issued by a highly rated corporate or U.S. Government agency issuer and/or payments from recharacterized distributions made possible by the swap of certain payments due on the underlying bonds. The Fund's investment will be limited solely to the debt units and in each case, must meet the credit quality standards under Rule 2a-7 of the 1940 Act. Debt units will be purchased by the Fund as an institutional accredited investor pursuant to a private placement memorandum. Sale of debt units will be effected pursuant to Rule 144A or other exemptions from registration under the Securities Act of 1933, subject to the eligibility of the transferee and compliance with trust agreement requirements. The Manager will monitor the liquidity of the debt units under the supervision of Cortland's Board of Directors.

CERTAIN INVESTMENT STRATEGIES

In the pursuit of its objective and policies, from time to time the Fund may engage in the following strategies:

REPURCHASE AGREEMENTS. Under a repurchase agreement, the Fund acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, the Fund will not enter into a repurchase agreement if as a result of such investment more than 10% of the Fund's total assets would be invested in illiquid "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. In general, the Fund will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may enter into repurchase agreements with other institutions which the Board of Directors believes present minimal credit risk. Nevertheless, if the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Fund may incur a loss to the extent that the proceeds realized on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements may be considered loans to the seller of the underlying security. Securities purchased pursuant to a repurchase agreement are held by the Fund's custodian, Investors

Fiduciary Trust Company (the "Custodian") and (i) are recorded in the name of the Fund with the Federal Reserve Book-Entry System, or (ii) the Fund receives daily written confirmation of each purchase of a security and a receipt from the Custodian. The Fund purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of purchase.


REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements, which involve the sale by the Fund of a portfolio security at an agreed upon price, date and interest payment. The Fund will enter into reverse repurchase agreements for temporary or defensive purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur, or in some cases as a technique to enhance income. The Fund will use reverse repurchase agreements when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the reverse repurchase transaction. The Fund will enter into reverse repurchase agreements only in amounts up to 10% of the value of its total assets at the time of entering into such agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. (See "Investment Restrictions" in the SAI for percentage limitations on borrowings.)

DELAYED DELIVERY AGREEMENTS AND WHEN-ISSUED SECURITIES. Delayed delivery agreements are commitments by the Fund to dealers or issuers to acquire securities beyond the customary same-day settlement for money market instruments. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Fund's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund; therefore, to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective, the Fund may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days. The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date is at least 30 days and not more than 120 days. Money Market Obligations are sometimes offered on a "when-issued" basis; that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase such Money Market Obligations with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.


If the Fund enters into a delayed delivery agreement or purchases a when-issued security, the Fund will direct its custodian bank to place cash or other high grade securities (including Money Market Obligations) in a separate account of the Fund in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of such Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are in a separate account, they will not be available for new investment or to meet redemptions. Investments in securities on a when-issued basis and use of delayed delivery agreements may increase the Fund's exposure to market fluctuation, or may increase the possibility that the Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Fund will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made if, as a result, more than 25% of the Fund's net assets would become so committed.

INVESTMENT RESTRICTIONS

The Fund's investment programs are subject to a number of investment restrictions which reflect self-imposed standards as well as Federal and state regulatory limitations. The most significant of these restrictions provide that the Fund will not: (1) purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities and repurchase agreements fully secured by such obligations) if as a result more than 5% of the Fund's total assets would be invested in the securities of such issuer, except that in the case of certificates of deposit and bankers' acceptances, up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation, but shall instead be subject to a 10% limitation (in each case, subject to the provisions of Rule 2a-7 of the 1940 Act); (2) purchase any corporate commercial instruments which would cause 25% of the value of the Fund's total assets at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry; (3) borrow money or pledge, mortgage or hypothecate its assets except for temporary or emergency purposes and then only in an amount not exceeding 15% of the value of the Fund's total assets, except that the Fund may enter into delayed delivery or reverse repurchase agreements and may make commitments to purchase when-issued securities consistent with its investment objective and policies (and the Fund will not make additional investments while borrowings other than when-issued and delayed delivery purchases and reverse repurchase agreements are outstanding); or (4) lend money or securities except to the extent that the investments of the Fund may be considered loans.

MATURITIES


Consistent with its objective of stability of principal, the Fund attempts to maintain a constant net asset value of $1.00 per share and, to this end, values its assets by the amortized cost method and rounds the per share net asset value to the nearest whole cent in compliance with applicable rules and regulations. Accordingly, the Fund invests in Money Market Obligations having remaining maturities of thirteen months or less and maintains a weighted average maturity of 90 days or less. However, there can be no assurance that the Fund's net asset value per share of $1.00 will be maintained.

     PERFORMANCE

Yield information for the Pilgrim America Shares may be obtained by calling PASI at (800) 992-0180. Yield is computed in accordance with a standardized formula described in the SAI and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Fund's investments, the Fund's maturity and the operating expense ratio of the Fund. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund. For the seven-day period ended July 1, 1997, the Fund's current yield and effective yield were 4.66% and 4.76%, respectively.

     MANAGEMENT
BOARD OF DIRECTORS

The overall management of the business and affairs of the Company is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Company's agreements with the manager, the investment advisor, the distributor, the transfer agent and the custodian. The day-to-day operations of the Company are delegated to the Company's officers and Reich & Tang Asset Management L.P., (the "Manager" and/or "Investment Advisor"), subject always to the objective and policies of each portfolio, including the Fund and to the general supervision of the Company's Board of Directors. The Manager furnishes or procures on behalf of the Company, and at the Manager's expense, all services necessary for the proper conduct of the Company's business. Some of the Company's officers and directors are officers or employees of the Manager. A majority of the members of the Board of Directors of the Company have no affiliation with the Manager.

MANAGER

Reich & Tang Asset Management L.P., a Delaware limited partnership, with its principal offices at 600 Fifth Avenue, New York, New York 10022, serves as the Manager of the Company and its three portfolios, including the Fund, pursuant to agreements with the Company dated August 30, 1996 (the "Management Agreements"). Under the Management Agreements, the Manager provides all services required for the management of the Company and the Fund, either directly or indirectly through contracts with others. The Manager bears all ordinary operating expenses associated with the Company's and the Fund's operations except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the 1940 Act, and the travel and related expenses of the directors incident to their attending shareholders', directors' and committee meetings, (b) interest, taxes and any brokerage commissions (which are expected to be insignificant), (c) extraordinary expenses, if any, including but not limited to legal claims and liabilities and litigation costs and any indemnification related thereto, (d) shareholder service or distribution fees payable by the Fund under the plan of distribution described under the heading "Distribution Plan" below, and (e) membership dues of any industry association. The Company pays the Manager an annual fee, calculated daily and paid monthly, of 0.80% of the first $500 million of the Company's average daily net assets, plus 0.775% of the next $500 million of the Company's average daily net assets, plus 0.75% of the next $500 million of the Company's average daily net assets, plus 0.725% of the Company's average daily net assets in excess of $1.5 billion. A portion of such fees is allocated to the Fund based upon its pro rata share of the Company's total net assets. The comprehensive fee paid by the Company is higher than the fees paid by most other money market mutual funds, many of which do not offer services that the Company offers. Also, most other mutual funds bear expenses that are being borne for the Company by the Manager. During the fiscal year ended March 31, 1997, the Company paid the Manager fees which represented 0.76% of the Fund's average daily net assets on an annualized basis. During such year, expenses of the Fund, including fees paid to the Manager, amounted to 1.02% of the Fund's average daily net assets on an annualized basis.

INVESTMENT ADVISOR

Reich & Tang Asset Management L.P. also serves as the Fund's Investment Advisor. Reich & Tang Asset Management L.P. is a registered investment advisor. As of June 30, 1997, the Manager was the investment manager, advisor or supervisor with respect to assets aggregating approximately $9.3 billion. The Manager currently acts as investment manager or administrator of fifteen other investment companies and also advises pension trusts and endowments. New England Investment Companies, L.P. ("NEICLP") is the limited partner and owner of a 99.5% interest in the limited partnership, Reich & Tang Asset Management L.P., the Manager. Reich & Tang Asset Management, Inc. (a wholly-owned subsidiary of NEICLP) is the general partner and owner of the remaining .5% interest of the Manager. Reich & Tang Asset Management L.P. succeeded NEICLP as the Manager of the Fund.

New England Investment Companies, Inc. ("NEIC"), a Massachusetts corporation, serves as the sole general partner of NEICLP. On August 30, 1996, The New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. The Manager remains an indirect wholly-owned subsidiary of NEICLP, but Reich & Tang Asset Management, Inc., its sole general partner, is now an indirect subsidiary of MetLife. Also, MetLife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns approximately 48.5% of the outstanding limited partnership interest of NEICLP and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns approximately 16% of the outstanding partnership units of NEICLP.

MetLife is a mutual life insurance company with assets of $297.6 billion at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.6 trillion at December 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.

NEIC is a holding company offering a broad array of investment styles across a wide range of asset categories through twelve subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units include AEW Capital Management, L.P., Back Bay Advisors, L.P., Graystone Partners, L.P., Harris Associates, L.P., Jurika & Voyles, L.P., Loomis, Sayles & Co., L.P., MC Management, L.P., New England Fund, L.P., New England Funds Management, L.P., Reich & Tang Asset Management L.P., Vaughan-Nelson, Scarborough & McConnell L.P. and Westpeak
Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers to 69 other registered investment companies.

The merger between The New England and MetLife resulted in an "assignment" of the Management/Investment Advisory Agreements relating to each Fund. Under the 1940 Act, such an assignment caused the automatic termination of the agreements. On November 14, 1995, the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved Management/Investment Advisory Agreements effective August 30, 1996, which have a term which extends to June 30, 1998 and may be continued thereafter for successive twelve-month periods beginning each July 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by its Board of Directors, and in either case by a majority of the directors who are not parties to the Management/ Investment Advisory Agreements or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

The Management/ Investment Advisory Agreements were approved by the Shareholders on March 28, 1996 and each contains the same terms and conditions governing the Manager's investment management responsibilities as the Fund's previous Management/ Investment Advisory Agreement with the Manager, except as to the date of execution and termination.


Pursuant to the terms of the Management/Investment Advisory Agreement, the Manager manages the investments of the Fund, subject at all times to the policies and control of the Company's Board of Directors. The Manager obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Fund. The Manager shall not be liable to the Fund or the shareholders thereof except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

FEE WAIVERS

In order to increase the yield to investors, the Manager may, from time to time, waive or reduce its fees on assets held by the Fund. When instituted, the Manager will continue these fee waivers in effect or charge reduced fees until further notice to the Board of Directors. Fee waivers or reductions, other than those set forth in the Management Agreement, may be rescinded at any time without further notice to investors.

PORTFOLIO TRANSACTIONS

The Manager is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no net brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Fund may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

DISTRIBUTION PLAN

The Fund has entered into a Distribution Agreement dated September 15, 1993 (the "Distribution Agreement"), with Reich & Tang Distributors L.P. (the "Distributor"), 600 Fifth Avenue, New York, New York 10020. The Distributor, which was organized on January 4, 1991, has the exclusive right to enter into agreements with registered broker-dealers who sell the Company's shares and with financial institutions which may furnish services to shareholders on behalf of the Company. On April 7, 1995, the Distributor entered into a Primary Dealer Agreement with PASI in order to provide for the offer and sale of the Pilgrim America Shares. Pursuant to a plan of distribution (the "Plan") approved by the Fund's shareholders on July 31, 1989, the Fund may make distribution-related payments in an amount not to exceed on an annualized basis 0.25% of the value of the Fund's assets. Securities dealers and financial institutions (including
PASI) may receive distribution payments directly or indirectly from the Fund for services that may be used to pay the costs of opening shareholder accounts, processing investor purchase and redemption orders, responding to inquiries from shareholders concerning the status of their accounts and the operations of the Fund and communications with the Company on behalf of Fund shareholders. The full amount of such payments made with respect to the Pilgrim America Shares will be paid to PASI, which will use such amounts to defray in part its costs associated with providing the foregoing services to holders of the Pilgrim America Shares.

In addition, the Distributor may pay for advertisements, promotional materials, sales literature and the printing and mailing of prospectuses to prospective shareholders and other services to support distribution pursuant to the Plan. The Distributor may also make payments to securities dealers (including PASI) and financial institutions, such as banks, out of the investment management fee which the Manager receives from the Fund, out of its profits or from any other source available to the Distributor. Expenses payable under the Plan will not be carried over from year to year and, if the Plan is terminated in accordance with its terms, the obligations of the Fund to make payments to the Distributor, PASI or other securities dealers pursuant to the Plan will cease and the Fund will not be required to make any payments after such termination date.

As a result of 12b-1 fees, a long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charges permitted by the Rules of the National Association of Securities Dealers, Inc.

SHAREHOLDER GUIDE

     HOW TO BUY PILGRIM AMERICA SHARES


Pilgrim America Shares are offered continuously for purchase on each day which the New York Stock Exchange and the Company's Custodian are open for business. All shares are purchased at the net asset value (expected to be constant at $1.00 per share, next determined after funds are received in payment for shares by the transfer agent of the Pilgrim America Shares, DST Systems, Inc. (the "Transfer Agent"). There is no sales charge. The minimum initial investment is $1,000 and $250 for IRAs and the minimum subsequent investment is $100, but such minimum amounts may be waived or changed at any time at Management's discretion. The Fund will waive the minimum for purchases by employees of PASI or its affiliates, and employees of the Transfer Agent and its affiliates. An investor wishing to open an account should use the New Account Application included in this Prospectus.


Many of the types of instruments in which the Fund is permitted to invest are paid for in Federal funds which are monies held by the Custodian on deposit at a Federal Reserve Bank. Since the monies paid for shares of the Fund generally cannot be invested by the Fund until they are converted into, and are available to the Fund in Federal funds, which may take up to three days, payment of dividends on the Fund's shares purchased will not commence until such conversion and availability is achieved.

You will become a shareholder of record as of the close of business on the day after payment is received by the Transfer Agent. Shares purchased by Federal funds wire sent directly to the Transfer Agent (see "Purchases by Wire," below) will be purchased at the close of business on the day on which your order is received and you will be entitled to dividends on the next business day. However, Federal funds wires received by the Transfer Agent after 4:00 p.m. New York time on any business day will be deemed received by the Fund and credited to an account on the next business day.

Although no sales charge is imposed by the Fund on purchases of its shares, a selling agent may charge a commission or sales fee. PASI does not currently impose any such fee. You may also purchase shares of the Fund initially by sending a check accompanied by an application. Subsequent investments by check must include account information including the account number. All checks must be drawn on U.S. banks in U.S. funds to avoid delays and fees. Purchases made by check are normally converted into Federal funds within two business days and are accepted subject to collection at face value. A charge may be imposed if a check submitted for investment does not clear.

PURCHASES BY WIRE


Pilgrim America Shares may be purchased by wire transfer in the form of Federal funds. If payment is wired, it should be directed to Investors Fiduciary Trust Company ABA #101003621 for credit to Pilgrim America General Money Market Shares A/C #752-4854, For Further Credit to: Shareholder A/C # __________ , Shareholder
Name: ______________________ .

For initial purchase by Federal funds wire, you must first obtain an account number by telephoning the Fund at 800-336-3436. You may then instruct your bank to wire funds as described above. After you have received an account number and have wired funds, you must complete the Application in its entirety and send it to:

                             Pilgrim America Order Department
                             P.O. Box 419368
                             Kansas City, MO 64141

Your completed Application must be received in order to properly register your account. Any requests to exchange, transfer, or redeem will not be honored until such Application is received. See the Fund's Application included in this Prospectus.

For subsequent investments by wire, first telephone the Fund to obtain a wire reference number prior to transmission. This helps the Fund ensure proper credit to your account.

PURCHASES BY CHECK

An initial investment made by check must be accompanied by the Fund's Application completed in its entirety. Additional shares of the Fund may also be purchased by sending a check payable to the Fund, along with information regarding your account, including the account number, to the Transfer Agent. All checks should be drawn only on U.S. banks in U.S. funds, in order to avoid fees and delays. Please note that third party checks will not be accepted. A charge may be imposed if any check submitted for investment does not clear.


Orders for the purchase of Pilgrim America Shares are accepted only on a "business day of the Company," which means any day on which the New York Stock Exchange and the Custodian are open for business. It is expected that the New York Stock Exchange and/or the Custodian will be closed during the next twelve months on Saturday and Sundays and on July 4 (Independence Day), September 1 (Labor Day), October 13 (Columbus Day), November 11 (Veterans' Day), November 28 (Thanksgiving Day), December 25 (Christmas), 1997 and January 1 (New Year's
Day),  January 19 (Dr.  Martin Luther King, Jr. Day),  February 16  (Presidents'
Day), April 10 (Good Friday) and May 25 (Memorial Day), 1998. For further information, investors should contact PASI or any participating broker.


An order to purchase Pilgrim America Shares is effected only when it is received in proper form and payment in the form of Federal funds (member bank deposits with the Federal Reserve Bank) is received by the Company for investment. The Company reserves the right to reject any order for the purchase of shares. Pilgrim America Shares are purchased or exchanged at the net asset value next determined after acceptance of the order. Net asset value is normally determined at 12:00 noon and 4:00 p.m. New York time on each business day of the Company. It is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share, because the Fund uses the amortized cost method of valuing the securities held by the Fund and rounds the Fund's per share net asset value to the nearest whole cent. The Company, however, makes no assurance that the Fund can maintain a $1.00 net asset value per share. The Fund will not issue share certificates but will record investor holdings on the books of the Company in non-certificate form and regularly advise the shareholder of his ownership position. There is no sales charge to the investor on purchases of Pilgrim America Shares. The costs of distributing Pilgrim America Shares are borne in part by the Company and in part by the Manager and/or PASI. See "Management--Distribution Plan."

CHOOSING A DISTRIBUTION OPTION

When you buy shares of the Fund you may choose one of the following distribution options:

1)  The  Share  Option   reinvests  your  income  dividends  and  capital  gains
distributions, if any, in additional shares daily. You are assigned this automatically if no selection is indicated. Income dividends and capital gains will be distributed in the form of additional shares on the next business day.

2) With the Cash Option, you receive both income dividends and capital gains distributions in cash. If you select this option and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, your dividends and distributions may be reinvested in your account at the then-current net asset value and your election will be converted to the Share Option.

3) If you are also a shareholder of any of the other Pilgrim America Group Funds, distributed by PASI, the Transfer Option permits you to have income dividends and capital gains distributions of the Fund automatically invested in shares of any one of those funds of which you are a shareholder at the applicable net asset value.

Once again, you must specify which option you desire when you place your order or submit your application. Tax consequences of distributions (described below under "Distributions and Taxes") are the same whether you choose to receive them in cash or to reinvest them in additional shares of the Fund or another Pilgrim America Fund.

EXCHANGE PRIVILEGE


An exchange privilege is available. Exchange requests may be made in writing to the Fund's Transfer Agent or by calling the Transfer Agent at (800) 992-0180.

Shares of a Pilgrim America Group Fund that are not subject to a Contingent Deferred Sales Charge (CDSC) may be exchanged for shares of Pilgrim America Shares and shares of Pilgrim America Shares acquired in the exchange may subsequently be exchanged for shares of a mutual fund in the Pilgrim America Group of the same class as the original shares acquired. Shares of a fund that are subject to a CDSC may be redeemed to purchase shares of Pilgrim America Shares upon payment of the CDSC. Shareholders exercising the exchange privilege with any of Pilgrim America Group's other funds should carefully review the prospectus of that fund. Exchanges of shares are sales and may result in a gain or loss for federal or state income tax purposes. You will automatically be assigned the telephone exchange privilege unless you mark the box on the New Account Application that signifies that you do not wish to have this privilege. The exchange privilege is only available in states where shares of the fund being acquired may legally be sold.

Management may, in its sole discretion, modify the exchange privilege and begin imposing a charge of up to $5.00 for each exchange. In addition, management may, in its sole discretion levy a charge of up to $5.00 for each exchange effected by professional market timers for groups of accounts which exceed 4 annual group exchanges. The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged.

SYSTEMATIC EXCHANGE PRIVILEGE

Subject to the information and limitations outlined above, you may elect to have a specified amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in Class A or M of any other Pilgrim America Fund. The exchange privilege may be modified at any time or terminated upon 60 days written notice to shareholders.

PRE-AUTHORIZED INVESTMENT PLAN

For your convenience, a pre-authorized investment program (see "Pre-Authorized Investment Plan" on the account Application) may be established whereby your personal bank account is automatically debited and your Fund Account is automatically credited with additional full and fractional shares ($100 subsequent minimum investment). For further information on pre-authorized investment plans, please contact the Fund's Shareholder Servicing Agent at (800) 331-1080.

The minimum investment requirements may be waived by PASI for purchases made pursuant to certain programs such as payroll deduction plans and retirement plans.

     HOW TO REDEEM PILGRIM AMERICA SHARES

Shares of the Fund will be redeemed at the net asset value next determined after receipt of a redemption request in good form by the Fund's Transfer Agent on any day on which the Fund's net asset value is calculated. If all of your shares are redeemed, all dividends accrued through the day of withdrawal will be remitted to you.

     TYPES OF REDEMPTIONS

REDEMPTION BY CHECK

The Transfer Agent will provide, upon your request, checks to be drawn on your account that will clear through the Transfer Agent. These may be made payable to the order of any person for an amount of $100 or more. When a check is presented to the Transfer Agent for payment, the Transfer Agent will redeem a sufficient number of full and fractional shares in your account to cover the amount of the check. This enables you to continue earning daily income dividends until the check has cleared. Cancelled checks will be returned to you by the Transfer Agent. IF YOU ELECT TO USE THIS METHOD OF REDEMPTION, PLEASE SO SIGNIFY ON THE APPLICATION.

You will be subject to the Transfer Agent's rules and regulations governing such checks, including the right of the Transfer Agent not to honor checks in amounts of less than $100 or exceeding the value of the account at the time they are presented for payment. The Fund and the Transfer Agent reserve the right to modify or terminate this service at any time after notification to the Fund's shareholders.

REDEMPTION BY MAIL

A written request for redemption must be received by the Fund's Transfer Agent in order to constitute a valid tender for redemption. The Transfer Agent may also require a signature guarantee by an "Eligible Institution" as that term is defined under the Securities Exchange Act of 1934. It will also be necessary for corporate investors and other associations to have an appropriate certification on file authorizing redemptions by a corporation or an association before a redemption request will be considered in proper form. A suggested form of such certification is provided on the Application included in this Prospectus. To determine whether a signature guarantee or other documentation is required, shareholders may call the Fund's Shareholder Servicing Agent at (800) 331-1080.

SYSTEMATIC WITHDRAWAL PLAN

A shareholder may elect to have regular monthly, quarterly, semi annual or annual payments in any fixed amount in excess of $100 made to him or her, or to anyone else properly designated as long as the account has a value of at least $10,000. During the withdrawal period, a shareholder may purchase additional shares for deposit to his or her account if the additional purchases are equal to at least one year's scheduled withdrawals or $1,200, whichever is greater.

There are no separate charges to a shareholder under this plan. The number of full and fractional shares equal in value to the amount of the payment will be redeemed at net asset value. Such redemptions are normally processed on the fifth day prior to the end of the period. Checks are then mailed on or about the first of the following month. Shareholders who elect to have a Systematic Withdrawal Plan must have all dividends and capital gains reinvested. To establish a Systematic Withdrawal Plan, please complete the section entitled "Systematic Withdrawal Plan" on the Additional Options section of the New Account Application. To have funds automatically deposited to your bank account, follow the instructions on the New Account Application.

You may change the amount, frequency, and payee, or terminate this plan by giving written notice to the Fund's Transfer Agent. The Fund reserves the right to terminate this service at any time upon written notice to you by the Fund.

EXPEDITED REDEMPTION

The Expedited Redemption privilege allows you to effect a liquidation from your account via a telephone call and have the proceeds (maximum of $50,000) mailed to your address of record. This privilege is automatically assigned to you unless you check the box on the application which signifies that you do not wish to utilize such option.

The Expedited Redemption Privilege additionally allows you to effect a liquidation from your account and have the proceeds (minimum $5,000) wired to your pre-designated bank account. This privilege will NOT automatically assigned to you. If you want to take advantage of this privilege, please check the appropriate box and attach a voided check to the New Account Application. Under normal circumstances, proceeds will be transmitted to your bank on the first business day following receipt of your instructions, provided redemptions may be made. See "Telephone Transaction Authorization" on the New Account Application.

To effect an Expedited Redemption, please call the Transfer Agent at (800) 992-0180.

TIMING AND PRICING OF REDEMPTION ORDERS


Pilgrim America Shares are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation) is received by the Transfer Agent or PASI. Orders for the redemption of shares received in proper form by the Transfer Agent prior to 4:00 p.m. New York time will be confirmed as of the close of that day. Orders received after 4:00 p.m. New York time will be confirmed on the next business day of the Fund. The Fund will not accept requests which specify a particular date for redemption or which specify any special conditions.

Payment of the proceeds of redeemed shares will normally be mailed within seven days following the redemption date. A charge for special handling (such as wiring of funds) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the New York Stock Exchange is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to 15 days from the date that the purchase is effected.

A signature guarantee is designed to protect the investor, the Fund, PASI, and their agents by verifying the signature of an investor seeking to redeem or transfer shares of the Fund. Signature guarantees are typically required at least in the following circumstances: (1) redemptions by mail of $50,000 or more; (2) are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions by mail requesting proceeds to be sent by wire; (4) redemptions by mail requesting proceeds to be sent to an address other than the address of record or to an address that has been changed within 30 days; (5) requests to transfer the registration of shares to another owner;

and (6) requests for telephone redemption authorization. These requirements may be waived or modified at the discretion of management. Other documentation may be required under certain circumstances and it is suggested that you contact PASI at (800) 331-1080 if you have any questions.

EXPEDITED REDEMPTION AND TELEPHONE EXCHANGE INFORMATION

The Fund and its Transfer Agent will not be responsible for the authenticity of telephone instructions or losses, if any, resulting from unauthorized shareholder transactions if the Fund or its Transfer Agent reasonably believe that such instructions were genuine. The Fund and its Transfer Agent have established procedures that the Fund believes are reasonably appropriate to confirm that instructions communicated by telephone are genuine. These procedures include: (i) recording telephone instructions for exchanges and expedited redemptions; (ii) requiring the caller to give certain specific identifying information; and (iii) providing written confirmations to shareholders of record not later than five days following any such telephone transaction. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

MINIMUM ACCOUNT BALANCE

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 60 days' written notice to involuntarily redeem, at net asset value, the shares of any account if the balance falls to less than $1,000 due to shareholder withdrawal. Alternatively, the Fund also reserves the right to liquidate sufficient shares to recover annual transfer agent fees should the investor fail to increase his/her account value to at least $1,000.

     DISTRIBUTIONS AND TAXES


It is the policy of the Company to declare dividends from the net investment income earned by the Fund daily; such dividends are reinvested in additional shares of the Fund on the subsequent business day. Dividends from net realized capital gain, offset by capital loss carryovers, if any, are generally declared and paid when realized. However, to the extent that a net realized capital gain is deemed necessary to offset future capital losses, such gain will not be distributed.


TAXES


Each Fund comprising the Company is treated as a separate taxable entity for Federal income tax purposes. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to distribute to shareholders all of its net investment income and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code, so that the Fund will satisfy the distribution requirement of Subchapter M and not be subject to Federal income taxes or the 4% excise tax. As long as the Fund qualifies for this tax treatment, the Fund will not be subject to Federal income tax on amounts distributed to shareholders. If the Fund fails to satisfy any of the Code requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all of its taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions will be taxable to shareholders as ordinary dividends (even if derived from the Fund's net long-term capital gains) to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.


Shareholders of the Fund will be subject to Federal income taxes and any applicable state income taxes on amounts distributed as dividends unless such shareholders are otherwise exempt. It is not expected that any portion of dividends paid by the Fund will qualify for the Federal dividends-received deduction for corporations.


Distributions to shareholders will be treated in the same manner for Federal income tax purposes received in cash or reinvested in additional shares. In general, shareholders take distributions into account in the year in which they are made. However, shareholders are required to treat certain distributions made during January as having been paid and received on December 31 of the preceding year. A statement setting forth the Federal income tax status of all distributions made (or deemed made) during the year will be sent to shareholders promptly after the end of each year.



To avoid being subject to a 31% Federal backup withholding on dividends and redemption payments, each shareholder must certify, under penalties of perjury, that the taxpayer identification number ("TIN") provided by it to the Fund is correct and that such shareholder is not subject to backup withholding for any reason.


The Fund reserves the right to involuntarily close all accounts which fail to provide a certified TIN by redeeming such accounts in full at the current net asset value.

If the Fund receives notice from the IRS that a previously certified TIN is incorrect, the Fund will immediately impose backup withholding and such account may be involuntarily redeemed as mentioned above.

The Fund also reserves the right to reject any account which does not furnish a certified TIN, or does not indicate that a TIN has been applied for by checking the "Awaiting TIN" box on the Application.


If a TIN has been applied for and the "Awaiting TIN" box is checked on the Application, the Fund generally will not begin backup withholding on dividends and other reportable payments for a 60 day period. If, at the end of the 60-day period, a TIN has not been received and certified on the IRS Form W-9, the Fund will begin backup withholding. The Fund reserves the right to involuntarily redeem all shares in the account at the current net asset value.


The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislation or administrative action. As the foregoing discussion is for general information only, shareholders should also review the more detailed discussion of Federal income tax considerations relevant to the Fund that is contained in the Fund's SAI. Shareholders are advised to consult with their tax advisors concerning the application of state, local and foreign taxes to investments in the Company, which may differ from the Federal income tax consequences described above.

     RETIREMENT PLANS

The Fund has available prototype qualified retirement plans for both corporations and self-employed individuals. The Fund also has available prototype Individual Retirement Account and Simple IRA ("IRA") plans (for both individuals and employers), Simplified Employee Pension ("SEP") plans, pension and profit sharing plans and 403(b)(7) Tax-Sheltered Retirement Plans which are designed for employees of public educational institutions and certain non-profit, Tax-exempt organizations. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, acts as the custodian for these plans. For information, including the custodian's fees and forms necessary to adopt the plans, call or write PASI.

     GENERAL INFORMATION

The Company is a no-load, open-end, diversified investment company. The Company was initially organized as a Massachusetts business trust, under the name
"Cortland Trust," pursuant to an Agreement and Declaration of Trust dated October 31, 1984, but had no operations prior to May 9, 1985. As of July 31, 1989, pursuant to an Agreement and Plan of Reorganization, Cortland Trust was reorganized into a Maryland corporation, under the name "Cortland Trust, Inc." The shares of the Company are divided into three separate portfolios constituting separate series. The assets of each series are invested in separate investment portfolios with differing investment objectives and policies. The Pilgrim America Shares is a class of the Fund and share the same investment portfolio with the Fund. Shares of each series of the Company are entitled to one vote per share on all matters submitted to a vote of shareholders, except that the holders of shares of a particular series will have the exclusive right to vote on matters affecting only the rights of the holders of such series. For example, holders of shares of a particular series will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates solely to such series. Each share of a series bears equally the expenses of the series. In the event of dissolution or liquidation, holders of a series will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective series to which the shares of the portfolio relate, less (b) the liabilities of the Company attributable to the series or allocated among the series based on the respective liquidation value of each series. There will not normally be annual shareholders' meetings. Shareholders may remove directors from office by votes cast at a meeting of shareholders. Shareholders holding 10% or more of the Company's outstanding stock may call a special meeting of shareholders. There are no preemptive or conversion rights (other than the exchange privileges set forth in the Company's Prospectuses) applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid, non-assessable and transferable. The Board of Directors may create additional series or classes of shares of common stock without shareholder approval.


Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, acts as custodian for the Company's portfolio securities and cash. DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141, acts as Transfer Agent and dividend paying agent with respect to the Pilgrim America Shares. Except for certain fees applicable only to the Pilgrim America Shares and paid directly by investors, all fees and costs of the Transfer Agent for the Pilgrim America Shares are borne by PASI.


The law firm of Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022, serves as counsel to the Company and has passed upon the legality of the shares offered pursuant to this Prospectus.

Inquiries by shareholders concerning their accounts should be directed to the Shareholder Servicing Agent at (800) 331-1080 or by writing to The Pilgrim America Group, Inc. at the address shown on the cover of this Prospectus.

This Prospectus sets forth basic information that investors should know about the Fund prior to investing. A SAI has been filed with the SEC and is available upon request and without charge by writing or calling PASI. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representations other than those contained in this Prospectus or the Statement of Additional Information.

                       TELEPHONE TRANSACTION AUTHORIZATION

AUTHORIZATION AND AGREEMENT

I (we), the "Investor" hereby authorizes Pilgrim America to accept and act conclusively upon telephone instructions from the investor, anyone other than the investor representing himself to be the investor, or any person purporting to represent the investor in effecting a redemption of specified share or dollar amounts or in effecting exchanges of shares of one (or more) Pilgrim America fund(s) (the "Fund" or "Fund(s)" or "Funds") for which such an exchange is available. Pilgrim America, the Fund and its Transfer Agent employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, neither Pilgrim America, the Fund, its Transfer Agent, or Sub-Transfer Agent will be liable for following telephone instructions which it reasonably believes to be genuine. Pilgrim America, the Fund and its Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. The investor understands and agrees to indemnify and hold harmless Pilgrim America, the Funds, their Transfer Agent, or Sub-Transfer Agent from any liability (including attorney's fees) arising directly or indirectly from any act or omission to act hereunder not occasioned by their gross negligence or willful misconduct. The investor understands that the redemption and/or exchange privilege may be modified or terminated at any time. The investor also understands that these privileges are subject to the conditions and provisions set forth herein and in the current prospectuses of the Funds. For each exchange, The investor will have received and read a copy of the then current prospectus of the Fund being purchased. The Investor(s) or their representatives certify that they have the power and authority to select the privileges requested and to effect telephonic transactions. All persons submit as representatives warrant as individuals that each person is an authorized representative of the Investor and that all privileges have been duly authorized and that all signatures are genuine and that all persons are authorized to sign and the organization has the authority to transact telephone exchanges. The Investor will notify Pilgrim America of any change in such authority. Telephone Redemptions may be executed on all accounts other than retirement accounts.

This Authorization shall be effective upon receipt by Pilgrim America. It shall in all respects be interpreted, enforced and governed under the laws of the State of Arizona. Any suit, claim or action hereunder against Pilgrim America and the Funds shall have as its sole venue the County of Maricopa, State of Arizona. Any suit, claim or action hereunder against the Transfer Agent or Sub-Transfer Agent shall have as sole venue, the County of Jackson, State of Missouri.

In the case of an Investor other than an individual, I certify that the organization has the authority to transact telephone exchanges. I will notify Pilgrim America of any change in such authority. Telephone Redemptions may be executed on all accounts other than retirement accounts.

This Authorization shall be effective upon receipt by Pilgrim America. It shall in all respects be interpreted, enforced and governed under the laws of the State of Arizona. Any suit, claim or action hereunder against the Transfer Agent or Sub-Transfer Agent shall have as sole venue the County of Maricopa, State of Arizona.

If any provision of this Authorization is declared by any court to be illegal or invalid, the validity of the remaining parts shall not be affected thereby, and the illegal or invalid portion shall be deemed stricken from this Authorization.

CONDITIONS


1. Telephone redemption and/or exchange instructions received in good oreder before the pricing of the Fund on any day the Net Asset Value is calculated (a "Business Day"), but not later than 4:00 p.m. eastern time, will be processed at that day's closing net asset value. For each exchange my account shall be charged an exchange fee noted in the then current prospectus. There is no fee for telephone redemption.


2. Telephone redemption and/or exchange instructions should be made by dialing 1-800-992-0180.

3. Exchanges will not be requested in violation of the terms and conditions of of the Fund's prospectus and I agree to idemnify Pilgrim America, the Fund and the Trnasfer Agent against any harm occasioned by their compliance with an improper order under the Fund's prospectus.


4. Telephone redemption requests must meet the following conditions to be accepted by Pilgrim America:

         (a) Proceeds of the  redemption may be directly  deposited into a
predetermined   bank  account,   or  mailed  to  the  current   address  on  the
registration.  This address cannot reflect any change within the previous Thirty
(30) days.

         (b)  Certain  account   information   will  need  to  be  provided  for
verification purposes before the redemption will be executed.

         (c) Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed within a 30 day period.

         (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $50,000.

5. If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the Fund being acquired.

6. Any new account established through the exchange privilege will have the same account information and options except as stated in the current prospectus and subject to this authorization.

7. With respect to exchanges to Pilgrim America General Money Market Shares, certificated shares cannot be exchanged by telephone but must be forwarded to Pilgrim America and deposited into the Investor's account before any transaction may be processed.

     8. With respect to exchanges to Pilgrim America General Money Market Shares , if a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the Fund to be purchased on the exchange having the same aggregate net asset value as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.


     9. Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the Fund's current prospectus.

     10. The investor agrees that his/her ability to exchange and/or redeem under this authorization may be cancelled, modified or restricted at any time indiscriminately at the sole discretion of Pilgrim America or by the Fund by written notice to the address of record.


     11. Proceeds of a redemption may be delayed up to 15 days or longer until the check used to purchase the shares being redeemed has been paid by the Bank upon which it was drawn.

                           AUTHORIZED DEALER AGREEMENT

Under these plans, the Authorized Dealer signing the application acts as principal in all purchases of Fund shares and appoints Pilgrim America as its agent to execute the purchases and to confirm each purchase to the Investor. The Authorized Dealer hereby guarantees the genuineness of the signature (s) on the application and represents that he is a duly licensed Authorized Dealer and may lawfully sell Fund shares in the state designated by the Investor's mailing address, and that he has entered into a Selling Group Agreement with the Distributor with respect to the sale of fund shares.

                             Cut on perforated line


               DETACH HERE AND RETURN THIS TO YOUR BANK IF YOU ARE
                  ESTABLISHING A PRE-AUTHORIZED INVESTMENT PLAN
                    (AUTHORIZATION TO HONOR CHECKS OR DEBIT
                    INSTRUCTIONS DRAWN BY DST SYSTEMS, INC.,
      ON BEHALF OF THE PILGRIM AMERICA FUNDS, FOR AUTOMATIC PURCHASE PLAN)

                    PRE-AUTHORIZED INVESTMENT PLAN AGREEMENT

As a convenience, I (we) hereby request and authorize you to pay and charge to my (our) account checks or debit instructions drawn on my (our) account by DST Systems, Inc., the Fund's Agent and payable to the order of the Fund provided there are sufficient collected funds in said account to pay the same upon presentation: I (we) agree that your rights with respect to each such check or debit instruction shall be the same as if it were a check or debit instructions drawn on you and signed personally by me (us). This authority is to remain in effect until revoked in writing and until you actually receive such notice. I
(we) agree that you shall be fully protected in honoring any such checks or debit instructions.

I (we) further agree that if any such check or debit instruction is dishonored, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability whatsoever.

Signature (s) of Depositor (s) (signed exactly as shown on bank records)


X

X

Date Signed

                                 (PLEASE PRINT)

Name of Depositor (as shown on bank records)

Bank Account Number

Name of Bank

Address of Bank

City/State/Zip of Bank

             INSTRUCTIONS FOR COMPLETING THE NEW ACCOUNT APPLICATION

This New Account Application can be used to open a new Pilgrim America Account, establish Shareholder privileges on existing accounts and be used in providing documentation for certain transactions. The completed Application should be forwarded along with your investment check payable to the Pilgrim America Group, or other appropriate documentation to: Pilgrim America Funds, P.O. Box 419368, Kansas City, Missouri 64141?6368.

This New Account Application may not be used to open a qualified retirement plan account for which Investors Fiduciary Trust Company acts as custodian.

1.  ACCOUNT REGISTRATION

Check the appropriate box and provide the information requested. Unless specified, accounts with more than one owner will be assumed to be "Joint Tenants With Rights of Survivorship".

All investors must sign the Account Application, and authorize the requested privileges.

For a child who is under the age of majority in your state of residence, "Gift/transfer to minor" registration must be utilized.

2 . MAILING ADDRESS

This is the address of record for your account. All account confirmation statements will be forwarded to this address.

3. INVESTMENT INFORMATION

State the fund (s) in which you are investing and the dollar amount of the investment. (Minimum initial investment is $1,000).

4.  DIVIDEND AND DISTRIBUTION OPTIONS

Pilgrim America offers several options for the treatment of dividends and capital gains distributions, if any, from your Pilgrim America investment.

You can have these payments distributed to you, or any other recipient you choose, in cash; in additional shares of the Fund which is paying the distribution or; in shares of another Pilgrim America Fund, at NAV without sales charge, via the Dividends Transfer Option. The Dividend Transfer Option is available only for open-end funds within the Pilgrim America Group.

5.  AUTHORIZED DEALER INFORMATION

Your financial professional can complete this section.

6.  SIGNATURES

All investors and authorized signers should sign in order to process the New Account Application and to certify your Social Security, Tax identification Number or if applicable, your foreign status.

7.  PRE-AUTHORIZED INVESTMENT PLAN

The Pre-Authorized Investment Plan provides a systematic method of investing periodically in the Pilgrim America Fund(s) of your choice. Minimum investments of at least $100 can be automatically debited from your bank account periodically for investment purposes.

8.  ADDITIONAL OPTIONS

The Telephone Exchange privilege will automatically be assigned to you unless you check the box in Section 8 which states that you do not wish to have this privilege.

     The systematic Exchange Privilege allows you to automatically exchange shares of one fund shares of the same class of another fund in regular pre-determined amounts and at regular pre-determined intervals.

     The Systematic Withdrawal Plan allows you to automatically have a specific share or dollar amount ($100 minimum) liquidated from your account monthly, quarterly, semi-annually or annually and forwarded to you or the payee of your choosing as long as the account has a current value of at least $10,000. Amounts designated for deposit to your bank account can be forwarded via the Automated Clearing House system by attaching a voided check for such basic account to
Section 6 of the New Account Application.

The Expedited Redemption privilege allows you to effect a liquidation from your account via a telephone call and have the proceeds (Maximum of $50,000) mailed to your address of record. This privilege is automatically assigned to you unless you check the box in this section which states you do not want to take advantage of this privilege.


The Expedited Redemption privilege additionally allows you to effect a liquidation from your account and have the proceeds (minimum $5,000) wired to your pre-designated bank account. This privilege is NOT automatically assigned to you. If you want to take advantage of this privilege, please check the appropriate box and attach a voided check for such bank account to section 6 of the New Account Application.


9.  INTERESTED PARTY MAIL/DIVIDEND MAIL

You may authorize an additional party to receive copies of your confirmation statements (your Authorized Dealer will automatically receive such copies). If you wish to have additional copies of your confirmation statements mailed to an address other than your address of record, check the appropriate box in Section 9 and indicate such address.

You may have your cash dividend payments or Systematic Withdrawal Plan Payments forwarded to an address other than your address of record by so indicating in
Section 9. (If you wish your cash dividends to be forwarded to a bank for deposit to an account, refer to Section 4 of the New Account Application).

          IMPORTANT INFORMATION REGARDING COMPLETION OF THE APPLICATION


Effective in 1989, the Fund, and other payers, must, according to IRS regulations, withhold 31% of reportable dividends (whether paid or accrued) and redemption payments if a shareholder fails to provide a taxpayer identification number, and a certification that he is not subject to backup withholding in the SIGNATURES section of the Account Application form.


     (Section references are to the Internal Revenue Code, as amended).

BACKUP WITHHOLDING

You are subject to backup withholding if:

(1) You fail to furnish your taxpayer identification number to the Fund in the manner required, OR

(2) The Internal Revenue Service notifies the Fund that you furnished an incorrect taxpayer identification number, OR

(3) You are notified that you are subject to backup withholding under section 3406(a)(1)(C), OR

(4) For an interest or dividend account opened after December 31, 1983, you fail to certify to the payer that you are not subject to backup withholding under (3) above, or fail to certify your taxpayer identification number.

For payments other than interest or dividends, you are subject to backup withholding only if (1) or (2) above applies.

OBTAINING A NUMBER


If you don't have a taxpayer identification number or you don't know your number, obtain Form SS-5, application for a Social Security Number Card, or Form SS-4, application for Employer Identification Number, at the local office of the Social Security Administration or the Internal Revenue Service and apply for a number. Write "applied for" in the space provided for a taxpayer identification number on the application and check the "Awaiting TIN" box in the signatures section of this application.


WHAT NUMBER TO GIVE

Give the social security number or employer identification number of the record owner of the account. If the account belongs to you as an individual, give your social security number. If the account is in more than one name or is not in the name of the actual owner, see the chart below for guidelines on which number to report in completing the account registration section:

1. List first and circle the name of the person whose number you furnish.
2. Circle the minor's name and furnish the minor's social security number.
3. Circle the ward's, minor's or incompetent person's name and furnish such person's social security number.
4. Show the name of the owner.
5. List first and circle the name of the legal trust, estate, or pension trust.

Note: If no name is circled when there is more than one name, the number will be considered to be that of the first name listed.

PENALTIES

(1) Penalty for Failure to Furnish Taxpayer Identification Number. If you fail to furnish your taxpayer identification number to a payer, you are subject to a penalty of $50 for each such failure unless your failure is due to reasonable cause and not to willful neglect.

(2) Failure to Report Certain Dividend and Interest Payments. If you fail to include any portion of an includible payment for interest, dividends, or patronage dividends in gross income, such failure will be treated as being due to negligence and will be subject to a penalty of 5% on any portion of an underpayment attributable to that failure unless there is clear and convincing evidence to the contrary.

(3) Civil Penalty for False Information With Respect to Withholding. If you make a false statement with no reasonable basis which results in no imposition of backup withholding, you are subject to a penalty of $500.

(4) Criminal Penalty for Falsifying Information. Falsifying certifications or affirmations may subject you to criminal penalties including fines and/or imprisonment.

Payees Exempt from Backup Withholding


Certain payees are specifically exempted from backup withholding on ALL payments. Check the "Exempt Payee" box in the Signatures section if your account falls into one of the following categories. We will still need your taxpayer identification number.


         A corporation
         A financial institution.
         An organization exempt from tax under section 501(a), or an individual retirement plan.
         A registered dealer in securities or commodities registered in the U.S. or a possession of the U.S.
         A real estate investment trust.
         A common trust fund operated by a bank under section 584(a).
         An exempt charitable remainder trust, or a non-exempt trust described in section 4947(a)(1).
         An entity registered at all times under the Investment Company Act of 1940.

     Payments of dividends not generally subject to backup withholding include the following:

     Payments to nonresident aliens subject to withholding under section 1441. Payments to partnerships not engaged in a trade or business in the U.S. and which have at least one nonresident partner.

Privacy Act Notice. Section 6109 requires most recipients of dividend, interest, or other payments to give taxpayer identification numbers to payers who must report the payments to the IRS. The IRS uses the numbers for identification purposes. Payers must be given the numbers whether or not recipients are required to file tax returns. Beginning January 1, 1984, payers must generally withhold 31% of taxable interest, dividend, and certain other payments to a payee who does not furnish a taxpayer identification number to a payer. Certain penalties may also apply.

Guidelines for determining proper number for this type of account:

1. An individual's account
2. Two or more individuals (joint account)
3. Husband and wife (joint account)
4. Custodian account to a minor (Uniform Gift to Minors Act)
5. Adult and minor
6. Account in the name of guardian or committee for a designated ward, minor or incompetent person
7. a. The usual revocable savings trust  account (grantor is also trustee)
   b. So-called trust account that is not a legal or valid trust under state law
8. Sole proprietorship account

Give the SOCIAL SECURITY number of-


The individual
The actual owner of the account or, if combined funds any one of the individuals
The actual owner of the account or, if joint funds, either person
The minor
The adult or if the minor is the only contributor, the minor
The ward, minor, or incompetent person
The grantor-trustee
The actual owner
The owner


For this type of account:
9.  A valid trust, estate or pension trust
10. Corporate account
11. Religious, charitable, or educational organization account
12. Partnership account held in the name of the business
13. Association, club or other tax-exempt organization
14. A broker or registered nominee
15. Account with the Department of Agriculture in the name of a public entity (such as a state or local government, school district, or prison) that receives agricultural program payments

Give the EMPLOYER IDENTIFICATION number of-


Legal   entity  (Do  not  furnish  the   identifying   number  of  the  personal
representative or trustee unless the legal entity itself is not designated in the account title.)


The corporation
The organization
The partnership
The organization
The broker or nominee
The public entity
                                       26

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

                              PILGRIM AMERICA FUNDS

                             NEW ACCOUNT APPLICATION

    Send Completed Application to: the Pilgrim America Group, P.O. Box 419368,
                        Kansas City, Missouri 64141-6368

      SECTIONS 1 THROUGH 6 MUST BE COMPLETED FOR ACCOUNT TO BE ESTABLISHED.


1.       ACCOUNT REGISTRATION TYPE OF ACCOUNT (Check one only)


         [] Individual

         First Name   Middle Initial    Last Name        Social Security Number*
                                                         (first individual only)

         [] JOINT TENANT

         Joint Tenants First Name       Middle Initial      Last Name


         [] GIFT/TRANSFER TO MINOR

         Custodian's Name (one only)    Minor's Name (one only)

         Under Uniform Gift/Transfers Minor's Social Security Number* to Minors Act of (State)


         [] GUARDIANSHIP/CONSERVATORSHIP


         Guardian/Conservator  Ward/Incompetent or    Ward/Incompetentor Minor's
                               Minor's Name (one only) Social Security Number*


         [] CORPORATION, PARTNERSHIP, TRUST OR OTHER ORGANIZATION

         Exact Name of Corporation, Partnership      Tax Identification
         or other Organization                       Number*

         Trustee Accounts Only: Name of all Trustees required by trust agreement to sell/purchase shares

         Date of Trust Agreement    Name of Trust     Tax Identification Number*

         [] OTHER


*Pilgrim America reserves the right to reject any application which does not include a certified Social 5ecurity Number or Taxpayer Identification Number, or does not indicate that such number has been applied for by checking the "awaiting Social Security /or Taxpayer Identification Number" box on page 30.


2.       MAILING ADDRESS

         Street Address    Apartment Number City      State   Zip Code

         (     )           (     )
         Business Phone    Home Phone

3.       INVESTMENT INFORMATION


         [ ] A check payable to the Pilgrim America Group is
             included for $____ to establish an account in Pilgrim America General Money Market Shares
         or
         [ ] Payment has been made by Federal funds wire              on
                                                        (Reference No.)  (Date)

         (Account No.)    $(Amount)

4.       DIVIDEND AND DISTRIBUTION OPTIONS


         (Check one only) -- If no option is selected, all distributions will be reinvested.

         [ ] Reinvest all dividends and capital gains.

         [ ] Reinvest all dividends and capital gains into an existing account in another Pilgrim America Account using the Dividend Transfer Option.

         Fund Name                                            Account Number

         I request the payable distributions be: (Check one.)
         [ ] Sent to the address in Section 2.
         [ ] Directly deposited in my bank account. (Please attach a voided check to Section 6.)
         If voided check is not enclosed, will be sent to address in Section 2.
         [ ] Sent to a special payee listed in Section 9.
         [ ] Pay all dividends and reinvest capital gains.
         [ ] Pay all capital gains in cash and reinvest dividends.
         [ ] Pay all dividends and capital gains. (IF EITHER PAY OPTION IS
             SELECTED, COMPLETE INFORMATION AT RIGHT)


5.       AUTHORIZED DEALER INFORMATION


         Authorized Dealer Name         Registered Representative's Name


         Branch Office Address          Registered Representative's Number


         City                       State                           Zip Code


         Registered Representative's    Authorized Signature of Authorized
         Phone                          Dealer

6.       SIGNATURES


I have read the prospectus and application for the Fund in which I am investing and agree to its terms. I am also aware that a Telephone Exchange and Redemption Privileges exist and that these privileges are automatically available unless affirmatively declined. I also understand that if Pilgrim America, the Fund, the Transfer Agent, or the Sub-Transfer Agent fail to follow the procedures outlined in the prospectus and in the Telephone Transaction Authorization hereto, such entity may be liable for losses due to unauthorized or fraudulent instructions. I further understand that I must carefully review each account confirmation statement or other documentation of transaction that I receive to ensure that my instructions have been properly acted upon. If any discrepancies are noted, I agree to notify Pilgrim America, the Fund, the Transfer Agent or the Sub-Transfer Agent in a timely manner, but in no event more than 15 days from receipt of such confirmation statement or documentation of transaction. Failure to notify one of the above entities on a timely basis will relieve such entities of any liability with respect to the transaction and any discrepancy. See Exchange Privilege and Expedited Redemption sections for procedures. I am of
legal  age.   Sign  below  exactly  as  printed  in   registration.


                    ATTACH VOIDED CHECK HERE (IF APPROPRIATE)

For Corporations, Trusts, or Partnerships: We hereby certify that each of the persons listed below have been duly elected, and are now legally holding the offices set forth opposite his/her name and have the authority to make this authorization. Please print titles below if signing on behalf of a business or trust to establish this account.


CERTIFICATION: UNDER PENALTIES OF PERJURY, I/WE CERTIFY THAT:

I am not subject to backup withholding because I have not been notified by the IRS that I am subject to backup withholding as a result of failure to report all interest or dividends or because the IRS has notified me that I am no longer subject to backup withholding. (If you are currently subject to backup withholding as a result of a failure to report all interest or dividends, please cross out the preceding statement), AND (CHECK AS APPROPRIATE):

[]   The number  shown  above is my correct  TIN,  or that of the minor named in section 1.

[] Awaiting TIN. I have not previously been issued a TIN, have applied for one or intend to apply for one in the near future, and am waiting for a number to be issued to me. I understand that if I do not provide a certified TIN to Pilgrim America within 60 days, Pilgrim America is required to commence 31% backup withholding until I provide a certified TIN and may be required immediately to impose 31% backup withholding on certain withdrawals from my account until I provide a certified TIN.

[] Exempt Payee. The account owner is an exempt payee. Individuals cannot be exempt. Check this box only after reading the instructions on page 39 to see whether the account owner is an exempt payee. (You must still provide a TIN.)


Permanent address for tax purposes:
                                Street address  City  State  County  Postal code

NOTE:  THE  INTERNAL  REVENUE  SERVICE  DOES NOT  REQUIRE  YOUR  CONSENT  TO ANY
PROVISIONS OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

Signature           Date                  President, Trustee, General Partner or
                                          Title


Signature           Date                 Co-owner, Secretary of Corporation, Co-
                                         Trustee, etc.


     CHECK THE APPROPRIATE BOXES BELOW AND PROVIDE THE REQUESTED INFORMATION


[ ] I am a United States Citizen

[ ] I am a non-resident alien* (a Form W-8 will be provided to you by Pilgrim America. Please complete it as requested as soon as possible).

[ ] I am a resident alien and a social security number has been supplied on page one of this New Account Application and a social security number has been supplied on page one of this New Account Application (a Form 1078 will be provided to you by Pilgrim America. Please complete it and return it as requested).

[ ] If not a United States Citizen, please indicate what country you are a permanent tax resident of:


*If the Pilgrim America account will be registered in joint registration with another individual or individuals, each non-resident alien must complete and return a Form W-8.

7.       PRE-AUTHORIZED INVESTMENT PLAN

[ ] I wish to invest on a monthly, quarterly, semi-annual or annual basis, directly from my checking account into the following fund (s). (Please complete the Pre-Authorized Investment Plan Agreement herein and attach a voided check to section 6.)

Fund Name                            Fund Name                         Fund Name


Amount $                , to start [ ] 5th or [ ] 20th of
           Minimum $100                                   Month             Year

8.       ADDITIONAL OPTIONS


Telephone Exchange Privilege-- If accepted accounts must have the same account information, options and class of shares unless you decline this privilege by checking the box below, it will automatically be assigned to you.


[ ] I Decline telephone exchange, and do not want this privilege. (See Exchange Privileges section for procedures.)

         Systematic Exchange Privilege

[ ] I have at least $5,000 in shares in my Pilgrim America General Money Market Shares account and I would like to exchange:

         $        (min. of $50) into the           Fund, Account #

         $        (min. of $50) into the           Fund, Account #

         $        (min. of $50) into the           Fund, Account #

         on a [ ] monthly, [ ] quarterly, [ ] semi-annual or [ ] annual basis starting in the month of


(Exchange Privilege is only available with Class A and M Pilgrim America Funds)


9.         CHECK WRITING

         The undersigned also authorizes drafts ($100 minimum) drawn on the Fund to be honored and the redemption of a sufficient number of Fund shares to pay such drafts. I (we) understand that the Transfer Agent is to honor drafts signed by any (or all) owners as specified:


         Any one owner                      All owners


         Check Writing Signature Blocks


Please sign exactly as the account is to be registered (or as checks will be signed on behalf of corporate entities)

         X                                                    X


Systematic Withdrawal Plan (Withdrawal will occur about 5 business days prior to the end of the month.) (Minimum account balance for a SWP is $10,000.)

      [ ]  I wish to automatically withdraw $                 from this account.

      [ ]  Monthly   [ ]  Quarterly   [ ]  Semi-Annually   [ ] Annually

      I request this distribution be: (Check One)

      [ ]  Sent to the address listed in Section 2. To begin    of        .
      [ ]  Sent to the payee listed in Section 9. To begin      of        .
      [ ] Directly deposited in my bank account. (Please attach a voided check to Section 6.)

                  To begin __           of          .


     Expedited Redemption Privilege-Available on all non-retirement accounts. Unless you decline this privilege, you will automatically be assigned the ability to request, via the telephone, redemption proceeds to be sent to the address in Section 2.


[ ] I wish to redeem shares by telephone and request that the proceeds be directly deposited into my bank account. (Please attach a voided check to Section 6.) (If voided check is not enclosed, proceeds will be sent to address in Section 2.)


[ ] I decline telephone redemption, and do not want this privilege. See Expedited Redemption section for procedures.

10.       INTERESTED PARTY MAIL/DIVIDEND MAIL

[ ] I wish to have my distributions sent to the address listed below.

[ ] I wish to have duplicate confirmation statements sent to the interested party listed below.


         Name of Individual


         Street Address


         City              State            Zip Code


                THIS APPLICATION IS NOT A PART OF THE PROSPECTUS.

                Pilgrim America                    Pilgrim America
                General Money                           Funds
                Market Shares


40 North Central
12th Floor
Phoenix, AZ 85004
1-800-331-1080

Manager and Investment Advisor
 Reich & Tang Asset Management L.P.
 600 Fifth Avenue
 New York, New York 10020
                                                     Pilgrim America
Principal Underwriter                         General Money Market Shares
 Reich & Tang  Distributors L.P.      Class of the Cortland General Money Market
 600 Fifth Avenue                            Fund Series of Cortland Trust, Inc.
 New York, New York 10020

Shareholder Servicing Agent
 Pilgrim America Group Inc.
 40 North Central
 12th Floor
 Phoenix, AZ 85004
 1-800-331-1080

Transfer Agent
 DST Systems, Inc.
 P.O. Box 419368
 Kansas City, Missouri 64141

Custodian
 Investors Fiduciary Trust Company
 127 West 10th Street
 Kansas City, Missouri 64105

Legal Counsel
 Kramer, Levin, Naftalis & Frankel
 919 Third Avenue
 New York, NY 10022

Auditors
 Ernst & Young LLP
 787 Seventh Avenue,                                                  Prospectus
 New York, New York 10019                                         August 1, 1997

-------------------------------------------------------------------------------
LIVE  OAK SHARES                                     600 FIFTH AVENUE
                                                     NEW YORK, NY 10020
                                                     (212) 830-5280
===============================================================================
PROSPECTUS

August 1, 1997

The Company, Cortland Trust, Inc. is an open-end, diversified money market fund designed as a cash management service for institutional customers and individuals. The Company consists of three portfolios (collectively, the "Portfolios"). This Prospectus relates exclusively to the Live Oak classes (the "Live Oak Shares") of the Portfolios (collectively, the "Funds"). The LIVE OAK GENERAL MONEY MARKET FUND and the LIVE OAK U.S. GOVERNMENT FUND seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The LIVE OAK MUNICIPAL MONEY MARKET FUND seeks to provide as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and liquidity. Each Fund invests in high quality debt obligations with relatively short maturities. Each Fund seeks to achieve its objective by investing in different types of securities. Investors may purchase shares of any or all of the Company's three Funds:

     LIVE OAK GENERAL MONEY MARKET FUND ("LIVE OAK GENERAL FUND"): a portfolio of securities and instruments issued or guaranteed by the United States Government, its agencies or instrumentalities, bank instruments and corporate commercial instruments.

     LIVE OAK U.S. GOVERNMENT FUND ("LIVE OAK GOVERNMENT FUND"): a portfolio of securities and instruments issued or backed by the full faith and credit of the United States Government and repurchase agreements collateralized by U.S. Government obligations.

     LIVE OAK MUNICIPAL MONEY MARKET FUND ("LIVE OAK MUNICIPAL FUND"): a portfolio of obligations issued by states, territories and possessions of the United States and their political subdivisions, public authorities and other entities authorized to issue debt, the interest on which is exempt from federal income taxes.

SHARES OF THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE OR THAT EACH FUND'S INVESTMENT OBJECTIVE WILL BE ACHIEVED. SEE "INVESTMENT PROGRAMS."

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

Shares of the Funds are part of an integrated cash management service, the Key Account. A description of the Key Account features and certain information concerning the component parts of the Key Account program may be obtained from Interstate/Johnson Lane.

This Prospectus sets forth basic information that investors should know about the Company prior to investing and should be read and retained for future reference. A Statement of Additional Information relating to the Company dated August 1, 1997 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. It is available upon request and without charge by writing or calling the Company at 600 Fifth Avenue, New York, New York 10020 (212) 830-5280.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           TABLE OF FEES AND EXPENSES

For a better understanding of the expenses you will incur when investing in a Fund offered pursuant to this Prospectus, a summary of estimated expenses is set forth below:

                                                                      LIVE OAK       LIVE OAK         LIVE OAK
                                                                       GENERAL      GOVERNMENT        MUNICIPAL
                                                                        FUND           FUND             FUND
SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchase
      (as a percentage of offering price).........................       None            None            None
    Maximum Sales Load Imposed on Reinvested Dividends
      (as a percentage of offering price).........................       None            None            None
    Deferred Sales Load (as a percentage of original purchase price
       or redemption proceeds, as applicable).....................       None            None            None
    Redemption Fees (as a percentage of amount redeemed, if
       applicable)................................................       None            None            None
    Exchange Fee..................................................       None            None            None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)

    Management Fees...............................................      0.76%           0.74%           0.76%
    12b-1 Fees (after fee waiver).................................      0.18%           0.10%           0.16%
    Other Expenses................................................      0.01%           0.02%           0.01%
                                                                        -----           -----           -----
    Total Fund Operating Expenses (after fee waiver)..............      0.95%           0.86%           0.93%
                                                                        =====           =====           =====

EXAMPLE
    You would pay the following expenses on a $1,000 investment assuming a 5% annual return:

    1 year .......................................................     $   10         $     9          $    9
    3 years.......................................................     $   30         $    27          $   30
    5 years.......................................................     $   53         $    48          $   51
    10 years......................................................     $  117         $   106          $  114

The above table of fees and expenses is provided to assist you in understanding the various costs and expenses that you will bear directly and indirectly. (For more complete descriptions of the various costs and expenses, including fees waived by the Company's Manager, see "Management".) The expenses and example appearing in the preceding table reflect current management fees and operating expenses for each Portfolio of the Company. THE EXAMPLE SHOWN IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Absent fee waivers by the Manager and the Distributor, Total Fund Operating Expenses would be .97% of the General Fund's average net assets, .98% of the Government Fund's average net assets and .97% of the Municipal Fund's average net assets. Such fee waivers may be rescinded at any time without notice to investors.


As a result of 12b-1 fees, a long-term shareholder in a Fund may pay more than the economic equivalent of the maximum front-end sales charges permitted by the Rules of the National Association of Securities Dealers, Inc.

                              FINANCIAL HIGHLIGHTS


The  following  financial  information  has been audited by Ernst & Young,  LLP,
Independent  Auditors,   whose  report  thereon  appears  in  the  Statement  of
Additional Information.


                                              Live Oak                      Live Oak                      Live Oak
                                               General                        U.S.                       Municipal
                                             Money Market                  Government                   Money Market
                                               Fund                           Fund                          Fund

                                          For                            For                          For
                                          the      November 16, 1995     the     November 16, 1995    the     November 16, 1995
                                          Year     (Commencement of      Year    (Commencement of    Year     (Commencement of
                                         Ended     distribution) to     Ended    distribution) to    Ended    distribution) to
                                        March 31,      March 31,       March 31,     March 31,     March 31,     March 31,
                                         1997           1996            1997          1996           1997          1996

PER SHARE OPERATING PERFORMANCE:
(for a share outstanding
       throughout the period)
Net asset value,
       beginning of period                $1.00        $1.00           $1.00          $1.00         $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income......              0.045        0.018           0.044         0.017          0.027        0.011
  Net realized and unrealized
    gain/(loss) on investments......         --          --            (0.001)          --           --            --

Total from investment operations....       0.045        0.018           0.043         0.017          0.027        0.011

LESS DISTRIBUTIONS:
  Dividends from net investment income    (0.045)      (0.018)         (0.044)       (0.017)        (0.027)      (0.011)
Total distributions.................      (0.045)      (0.018)         (0.044)       (0.017)        (0.027)      (0.011)

Net asset value, end of period......     $ 1.00        $1.00           $1.00         $1.00          $1.00        $1.00
                                          =======      =======        =======        =======        ======       =====

TOTAL RETURN........................       4.59%        4.78%++         4.53%        4.74%++         2.77%      2.96%++

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) $440,457     $351,030        $55,057       $47,328        $58,794     $49,663

RATIOS TO AVERAGE NET ASSETS:
  Expenses..........................       0.95%*       0.97%++*       0.86%*        0.89%++*        0.93%*     0.96%++*
  Net investment income.............       4.48%        4.68%++        4.45%         4.64%++         2.72%      2.91%++

* Distribution support and service fees of .02% of average net assets were waived during both the period ended March 31, 1996 and the year ended March
     31,  1997 for Live Oak  shares  of  Cortland  General  Money  Market  Fund.
     Management and distribution support and services of .12% and .11% of average net assets were waived for Live Oak shares of the U.S. Government
     Fund and distribution support and service fees of .04% and .03% of average net assets were waived for Live Oak shares of Municipal Money Market Fund for year ended March 31, 1997, and the period ended March 31, 1997.



HOW TO PURCHASE SHARES
GENERAL INFORMATION ON PURCHASES


Shares of each Fund may be purchased through Interstate/Johnson Lane, 121 West Trade Street, Charlotte, North Carolina 28201. Orders for purchase of shares are accepted only on a "business day of the Company" which means any day on which both the New York Stock Exchange and Investors Fiduciary Trust Company (the "Custodian"), the Company's custodian, are open for business. It is expected that the New York Stock Exchange and/or the Custodian will be closed on Saturdays and Sundays, New Year's Day, Dr. Martin Luther King Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas. The minimum initial purchase made directly through the Company may be as low as $1,000 and subsequent purchases will be accepted in any amount.


An order to purchase Fund shares is effective only when it is received in proper form and payment in the form of Federal Funds (member bank deposits with the Federal Reserve Bank) is received by the Company for investment. The Company reserves the right to reject any order for the purchase of shares. Fund shares are purchased or exchanged at the net asset value next determined after receipt of the order. Net asset value is normally determined at 12 noon and 4:15 p.m. Eastern time on each business day of the Company. Because the Company uses the amortized cost method of valuing the securities held by each Fund and rounds each Fund's per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of each Fund will remain constant at $1.00 per share. However, the Company makes no assurance that it can maintain a $1.00 net asset value per share. In order to earn dividends the next day, purchase orders must be received before 4:15 p.m. Eastern time; otherwise, the purchase of shares will occur the following business day. Payments transmitted by check are normally converted into Federal Funds within two business days and are accepted subject to collection at full face amount. The Company will not issue share certificates but will record investor holdings on the books of the Company in noncertificate form and regularly advise the shareholder of his ownership position.

There is no sales charge to the investor on Fund purchases placed directly with the Company. However, the costs of distributing Fund shares are borne in part by the Company and in part by Reich & Tang Asset Management L.P. (the "Manager").

Purchases may be made by following the procedures specified below. If these purchase procedures are not followed, the processing of orders may be delayed.

PURCHASES THROUGH INTERSTATE/JOHNSON LANE

Investors may submit their initial and subsequent investments directly through Interstate/Johnson Lane. For an initial investment, investors should submit payment and, if required, a completed Investor Application to Interstate/Johnson Lane, who will transmit such payment to the Company on behalf of the investor and supply the Company with required account information. Investors may have their "free-credit" cash balances automatically invested in Fund shares on a daily basis depending upon which Fund has been designated by the investor as the primary Fund for his account. Automatic purchases and redemptions of Fund shares are treated on the same basis as direct purchases and redemptions from the Company. "Free-credit" cash balances begin to earn dividends on the first day following the date that the share purchase or exchange order is effected and through the date that a redemption order is effected. For further information and for details concerning the automatic purchase and redemption of Fund shares, contact Interstate/Johnson Lane. The Company is not responsible for any delay caused by Interstate/Johnson Lane in forwarding an order to the Company. Interstate/Johnson Lane has a responsibility to transmit orders promptly.

PURCHASES FROM THE COMPANY

You may purchase Fund shares by wire and by mail. The Company will only accept direct orders from investors through the Distributor or through Interstate/Johnson Lane. The initial purchase must be accompanied by a completed Investor Application available from the Distributor or from Interstate/Johnson Lane.

INITIAL PURCHASE OF SHARES

Mail

Investors may send a check made payable to "Reich & Tang Funds" along with a completed subscription order form to:

           Mutual Funds Group
           P.O. Box 13232
           Newark, New Jersey 07101-3232

Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member bank of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a nonmember bank may take substantially longer to convert into Federal Funds and to be invested in Fund shares. An investor's subscription will not be accepted until the Fund receives Federal Funds.

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first obtain a new account number from Interstate/Johnson Lane and then instruct a member commercial bank to wire money immediately to:

           Investors Fiduciary Trust Company
           ABA# 101003621
           Reich & Tang Funds
           DDA# 890752-954-6

The investor should then promptly complete and mail the subscription order form.

An investor planning to wire funds should instruct his bank to wire before 12 noon, New York City time, on the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 12 noon, New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Personal Delivery

Deliver a check made payable to "Reich & Tang Funds" along with a completed subscription order form to:

           Reich & Tang Funds
           600 Fifth Avenue, 9th Floor
           New York, New York 10020

SUBSEQUENT PURCHASES OF SHARES

There is a $50 minimum for each subsequent purchase. All payments should clearly indicate the shareholder's account number. Provided that the information on the subscription order form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.

Subsequent purchases can be made either by bank wire or by personal delivery, as indicated above or by mailing a check to the Fund's transfer agent at:

           Mutual Funds Group
           P.O. Box 13232
           Newark, New Jersey  07101-3232

ELECTRONIC FUNDS TRANSFERS (EFT)
AND DIRECT DEPOSIT PRIVILEGE

You may purchase Fund shares (minimum of $50) by having salary, dividend payments, interest payments or any other payments designated by you, or by having federal salary, social security, or certain veteran's, military or other payments from the federal government, automatically deposited into your account. You may deposit as much of such payments as you elect. To enroll in this program, you must file with the Company a completed EFT Application and/or a Direct Deposit Sign-Up Form for each type of payment that you desire to include in the privilege. The appropriate form may be obtained from Interstate/Johnson Lane or the Company. Death or legal incapacity will terminate your participation in the privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Further, the Company may terminate your participation upon 30 days' notice to you.

HOW TO REDEEM SHARES

You may redeem your shares, in whole or in part, on any day on which the Fund's net asset value is calculated. Shares are redeemed at the net asset value next determined after receipt of proper notice of redemption. If you redeem all of your shares, you will receive payment of all dividends declared but unpaid through the date of redemption. If you redeem only a portion of the shares in your account, the dividends declared but unpaid on the shares redeemed will not be distributed to you until the next regular dividend payment date. If your redemption order is received prior to 12 noon Eastern time, the redemption will be effective on that day and the Company will endeavor to transmit payment that same business day. If the notice of redemption is received after 12 noon and prior to 4:15 p.m. Eastern time, the redemption will be at the 4:15 p.m. net asset value and payment will be made on the next business day.

Some of the redemption procedures described below may require you to complete and file an authorization form in advance. If purchases are made by check, redemption of those shares by wire, by check redemption or by telephone are restricted for fifteen calendar days following the purchase of shares. Under certain circumstances the Company may redeem accounts of less than $500 or impose a monthly service charge of not more than $10 on such accounts.

REDEMPTIONS THROUGH
INTERSTATE/JOHNSON LANE

Shareholders may redeem shares by instructing Interstate/Johnson Lane to effect their redemption transactions. Interstate/Johnson Lane will transmit the required redemption information to the Company and the proceeds from that redemption will be transmitted to Interstate/Johnson Lane for the account of the shareholder. Interstate/Johnson Lane may impose redemption minimums, service fees or other requirements. Interstate/Johnson Lane has a responsibility to transmit redemption requests promptly.

Redemptions by Check

Shareholders may use checks to effect redemptions. The standard checking allows checks to be drawn in any amount of $250 or more. Checks drawn in amounts of less than $250 may be returned to the payee or a $15 fee will be imposed for such checks paid.

Shareholders may elect to establish a Key Account. A Key Account provides draft checking services which is part of a range of cash management services provided by the Manager and/or its affiliates. The account entitles shareholders to write checks in any amount that will clear through an agent bank. SHAREHOLDERS WHO ARE INTERESTED IN PARTICIPATING IN THE KEY ACCOUNT PROGRAM SHOULD CONSIDER THE INFORMATION AVAILABLE FROM INTERSTATE/JOHNSON LANE WITH RESPECT TO THE KEY ACCOUNT, INCLUDING THE FEES RELATED THERETO.

The payee of a check may cash or deposit it in the same way as an ordinary bank check. When a check is presented to the agent bank for payment, the agent bank will cause the Company to redeem a sufficient number of shares to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed up until the day on which the check is presented to the agent bank for payment. Checks drawn on insufficient funds will be returned to the payee and a fee (currently $16) will be imposed. Additionally, a fee (currently $20) will be imposed for stop payment orders.

PREAUTHORIZED REDEMPTIONS

Shareholders may make preauthorized redemptions by contacting the Company by:

(a)   calling (212) 830-5280 if calling from New Jersey, Alaska or Hawaii or

(b) calling toll free at (800) 433-1918 if calling from elsewhere in the continental United States or

(c) sending a telegram or letter to Reich & Tang, 600 Fifth Avenue, New York, New York 10020

and have the proceeds mailed or wired only to Interstate/Johnson Lane or a previously designated bank account if (a) shares were paid for in Federal Funds or were purchased by check and have been on the Company's books at least fifteen calendar days and (b) a telephone redemption authorization included in the Investor Application is on file with the Company before the redemption request is placed. This authorization requires designation of a brokerage or bank account to which the redemption payment is to be sent. The proceeds will not be mailed or wired to other than the designated account. Redemptions of $10,000 or more will be sent by bank wire if requested. Smaller amounts will normally be mailed to the designated account.

The Company will employ procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Company to employ such procedures may cause the Company to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions.

REDEMPTIONS BY LETTER OF INSTRUCTION

Shareholders may redeem shares by a letter of instruction sent directly to Reich & Tang Funds, 600 Fifth Avenue, New York, New York 10020, containing:

(a)   your Interstate/Johnson Lane account number

(b)   your redemption Fund choice

(c)   your name and telephone number

(d) the dollar amount or number of shares to be redeemed or a statement that all shares in the account are to be redeemed

(e) payment instructions (normally redemption proceeds will be mailed to the shareholder's address as registered with the Company)

(f)   signature(s) of the registered shareholder(s)

(g) signature(s) guaranteed stamped under the signature and signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Company's standards and procedures.

The proceeds of redemption are sent to the shareholder's bank or the shareholder's address as it appears in the Company's records. In order to change such designation, the shareholder must submit a written notification to the Company with the signature guarantee(s) described above.

EXCHANGES

Shares of each Fund may be exchanged at net asset value for shares of any of the other Funds without charge by instructions to Interstate/Johnson Lane or by mail. The value of the shares being exchanged must meet the minimum initial investment requirements of the Fund. Mail exchange orders should be addressed and sent as shown under the heading "Redemptions by Letter of Instruction" and must contain:

     your Interstate/Johnson Lane account number

     your name and telephone number

     the amount of shares to be exchanged (or, if all shares are to be exchanged, a statement to this effect)

     the Fund shares to be exchanged

     the Fund shares to be acquired

     any change in dividend election

INVESTMENT PROGRAMS

INVESTMENT OBJECTIVES

The LIVE OAK GENERAL FUND and the LIVE OAK GOVERNMENT FUND seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The LIVE OAK MUNICIPAL FUND seeks to provide as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and liquidity. For purposes of this Prospectus and the Statement of Additional Information, interest which is "tax-exempt" or "exempt" from federal income tax means interest which is excluded from gross income for federal income tax purposes, but which may constitute an item of tax preference and which may therefore give rise to a federal alternative minimum tax liability for individual shareholders. The investment objectives of each Fund are fundamental policies, which may not be changed without the approval of the shareholders of the respective Funds.

INVESTMENT POLICIES

Each Fund invests only in U.S. dollar-denominated securities which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Directors. The NRSROs currently rating instruments of the type one or more of the Funds may purchase are Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff and Phelps, Inc., Fitch Investors Service,

Inc., IBCA Limited and IBCA Inc. (See the Statement of Additional Information for information with respect to rating criteria for each NRSRO.)

Investments in rated securities not rated in the highest category by at least two NRSROs (or one NRSRO if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Directors to be comparable to those rated in the highest category, will be limited to 5% of a Fund's total assets, with the investment in any such issuer being limited to not more than the greater of 1% of a Fund's total assets or $1 million. A Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation.

Each Fund invests in such high quality debt obligations with relatively short maturities. Each Fund seeks to achieve its objective by investing in different types of securities, as described below. Unless otherwise stated, the investment policies and restrictions set forth below and in the Statement of Additional Information are not fundamental policies, and may be changed by the Board of Directors, with notice to shareholders.

LIVE OAK GOVERNMENT FUND

The LIVE OAK GOVERNMENT FUND endeavors to achieve its objective by investing at least 65% of its total assets in short-term "U.S. Government Obligations." U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. Direct obligations are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes and bonds. Obligations of U.S. Government agencies and instrumentalities ("Agencies") are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank. The LIVE OAK GOVERNMENT FUND will invest in Agencies which are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Fund's Board of Directors is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

LIVE OAK GENERAL FUND

The LIVE OAK GENERAL FUND seeks to achieve its objective by investing at least 80% of its assets in U.S. Government Obligations, as defined above, in bank instruments, in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in thirteen months or less (collectively, "Money Market Obligations").

The LIVE OAK GENERAL FUND may invest in bank instruments, which consist mainly of certificates of deposit, bankers' acceptances and time deposits. The Live Oak General Fund may also invest in corporate instruments supported by bank letters of credit. The LIVE OAK GENERAL FUND generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or
(b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may invest in bank instruments issued by institutions which the Board of Directors believes present minimal credit risk.

The LIVE OAK GENERAL FUND may invest up to 100% of its assets in obligations issued by banks, and up to 10% of its assets in obligations issued by any one bank, subject to the provisions of Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act"). If the bank is a domestic bank, it must be a member of the FDIC. The LIVE OAK GENERAL FUND may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The LIVE OAK GENERAL FUND will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the LIVE OAK GENERAL FUND investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The LIVE OAK GENERAL FUND will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Fund's total assets at the time of purchase.

Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, that the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, that there may be difficulties in enforcing a judgment against a foreign issuer or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

The LIVE OAK GENERAL FUND may invest in short-term corporate obligations and instruments, including but not limited to corporate commercial paper, notes, bonds and debentures. Corporate commercial instruments generally consist of short-term unsecured promissory notes issued by corporations. The LIVE OAK GENERAL FUND may also purchase variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days. The LIVE OAK GENERAL FUND may also purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above. (See the Statement of Additional Information for information with respect to corporate commercial instruments and bond ratings.) The LIVE OAK GENERAL FUND may also invest in fixed or variable rate debt units representing an undivided interest in a trust's distributions of principal and interest that a trust receives from an underlying portfolio of bonds issued by a highly rated corporate or U.S. Government agency issuer and/or payments from re-characterized distributions made possible by the swap of certain payments due on the underlying bonds. The LIVE OAK GENERAL FUND'S investment will be limited solely to the debt units and in each case, must meet the credit quality standards under Rule 2a-7 of the 1940 Act. Debt units will be purchased by the LIVE OAK GENERAL FUND as an institutional accredited investor pursuant to a private placement memorandum. Sale of debt units will be effected pursuant to Rule 144A or other exemptions from registration under the Securities Act of 1933, subject to the eligibility of the purchaser and compliance with trust agreement requirements. The Manager will monitor the liquidity of the debt units under the supervision of the Company's Board of Directors.

LIVE OAK MUNICIPAL FUND

The LIFE OAK MUNICIPAL FUND seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with the preservation of capital and liquidity by investing at least 80% of its net assets in a diversified portfolio of high quality, short-term municipal obligations ("Municipal Securities").

The LIVE OAK MUNICIPAL FUND will invest in the following securities. The LIVE OAK MUNICIPAL FUND will invest in Municipal Securities which include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of private activity bonds or industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from federal income tax in the opinion of bond counsel. However, interest on Municipal Securities may give rise to federal alternative minimum tax liability and may have other collateral federal income tax consequences.

The LIVE OAK MUNICIPAL FUND also may purchase any Municipal Security which depends on the credit of the U.S. Government and may invest in Municipal Securities which are not rated if, in the opinion of the Company's investment advisor, and in accordance with procedures established by the Board of Directors, such securities possess creditworthiness comparable to those rated obligations in which the LIVE OAK MUNICIPAL FUND may invest. The LIVE OAK MUNICIPAL FUND may, from time to time, on a temporary or defensive basis, invest in short-term, high quality U.S. Government Obligations, Money Market Obligations and repurchase agreements. Income from any such temporary investments would be taxable to shareholders as ordinary income. It is the present policy of the LIVE OAK MUNICIPAL FUND to invest only in securities the interest on which is tax-exempt. The Fund will endeavor to be invested at all times in Municipal Securities. It is a fundamental policy of the LIVE OAK MUNICIPAL FUND that its assets will be invested so that at least 80% of its income will be exempt from federal income taxes. The LIVE OAK MUNICIPAL FUND may from time to time hold cash reserves.

ALL FUNDS

The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. There can be no assurance that the Funds will achieve their objectives. The values of the securities in which the Funds invest fluctuate based upon interest rates, the financial stability of the issuers and market factors.

The Company may enter into the following arrangements with respect to all three Funds. Repurchase Agreements: under a repurchase agreement, the purchaser (for example, one of the Funds) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, a Fund will not enter into a repurchase agreement if as a result of such investment more than 10% of such Fund's net assets would be invested in illiquid securities, including repurchase agreements which expire in more than seven days. A Fund may, however, enter into "continuing contract" or "open" repurchase agreements under which the seller is under a continuing obligation to repurchase the underlying obligation from that Fund on demand and the effective interest rate is negotiated on a daily basis.

In general, a Fund will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may enter into repurchase agreements with other institutions which the Board of Directors believes present minimal credit risk. Nevertheless, if the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Fund which entered into the repurchase agreement may incur a loss to the extent that the proceeds it realized on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements may be considered loans to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt.

Securities purchased pursuant to a repurchase agreement are held by the Fund's Custodian and (i) are recorded in the name of the Fund with the Federal Reserve Book-Entry System, or (ii) the Fund receives daily written confirmation of each purchase of a security and a receipt from the Custodian. The Funds purchase securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of purchase.

A Fund may also enter into reverse repurchase agreements which involve the sale by a Fund of a portfolio security at an agreed upon price, date and interest payment. A Fund will enter into reverse repurchase agreements for temporary or defensive purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur, or in some cases as a technique to enhance income. A Fund will use reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. A Fund will enter into reverse repurchase agreements only in amounts up to 10% of the value of its total assets at the time of entering into such agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by a Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. This risk, if encountered, could cause a reduction in the net asset value of a Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. See "Investment Restrictions" in the Statement of Additional Information for percentage limitations on borrowings.

Delayed delivery agreements are commitments by any of the Funds to dealers or issuers to acquire securities beyond the customary same-day settlement for money market instruments. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Funds' investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of a Fund; therefore, to assure that a Fund will be as fully invested as possible in instruments meeting that Fund's investment objective, a Fund may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days.

Money Market Obligations and Municipal Securities are sometimes offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such Money Market Instruments or Municipal Securities with the intention of actually acquiring such securities, but a Fund may sell these securities before the settlement date if it is deemed advisable.

If a Fund enters into a delayed delivery agreement or purchases a when-issued security, that Fund will direct the Company's custodian bank to place cash or other high grade securities (including Money Market Obligations and Municipal Securities) in a segregated account of such Fund in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of such Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are in a segregated account, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase a Fund's exposure to market fluctuation; may increase the possibility that the LIVE OAK MUNICIPAL FUND will incur a short-term gain subject to federal taxation; or may increase the possibility that a Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Funds will employ techniques designed to minimize these risks.

No additional delayed delivery agreements or when-issued commitments will be made if more than 25% of a Fund's net assets would become so committed. The Funds will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date is at least 30 days and not more than 120 days.

The LIVE OAK MUNICIPAL FUND may attempt to improve its portfolio liquidity by assuring same-day settlements on portfolio sales (and thus facilitate the same-day payment of redemption proceeds) through the acquisition of "Stand-by Commitments." A Stand-by Commitment is a right of the LIVE OAK MUNICIPAL FUND, when it purchases Municipal Securities for its portfolio from a broker, dealer or other financial institution, to sell the same principal amount of such securities back to the seller, at the LIVE OAK MUNICIPAL FUND'S option, at a specified price. Stand-by Commitments are also sometimes known as "puts." The LIVE OAK MUNICIPAL FUND will acquire Stand-by Commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition or exercisability of a Stand-by Commitment by the LIVE OAK MUNICIPAL FUND will not affect the valuation or the average weighted maturity of its underlying portfolio securities. See "Investment Programs and Restrictions - Stand-by Commitments" in the Statement of Additional Information for additional information with respect to Stand-by Commitments.

INVESTMENT RESTRICTIONS

The Funds' investment programs are subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. The most significant of these restrictions provide that each Fund will not: (1) purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities, repurchase agreements fully secured by such obligations and any Municipal Securities guaranteed by the U.S. Government) if as a result more than 5% of a Fund's total assets would be invested in the securities of such issuer, except that in the case of certificates of deposit and bankers' acceptances, up to 25% of the value of a Fund's total assets may be invested without regard to such 5% limitation, but shall instead be subject to a 10% limitation (in each case, subject to the provisions of Rule 2a-7 of the 1940 Act); (2) purchase any corporate commercial instruments which would cause 25% of the value of the LIVE OAK GENERAL FUND'S total assets at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry; (3) borrow money or pledge, mortgage or hypothecate its assets except for temporary or emergency purposes (except to secure reverse repurchase agreements and then only in an amount not exceeding 15% of the value of a Fund's total assets) except that each Fund may purchase delayed delivery and when-issued securities consistent with its investment objective and policies (such Fund will not make additional investments while borrowings other than when-issued and delayed delivery purchases are outstanding); or (4) lend money or securities except to the extent that the investments of a Fund may be considered loans.

Additionally, the LIVE OAK MUNICIPAL FUND will not: (1) purchase any securities which would cause more than 25% of the value of the LIVE OAK MUNICIPAL FUND'S net assets at the time of such purchase to be invested in (i) securities of one or more issuers conducting their principal activities in the same state, (ii) securities, the interest upon which is paid from revenues of projects with similar characteristics, or (iii) industrial development bonds issued by issuers in the same industry; provided that there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the U. S. Government and its agencies or instrumentalities, certificates of deposit of and guarantees of Municipal Securities by domestic branches of U.S. banks; or (2) purchase or sell puts, calls, straddles, spreads or combinations thereof, except that the LIVE OAK MUNICIPAL FUND may purchase Stand-by Commitments.

The foregoing restrictions are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund affected by such change.

MATURITIES

Consistent with the objective of stability of principal, each Fund attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds its per share net asset value to the nearest whole cent in compliance with applicable rules and regulations. Accordingly, the Funds invest in Money Market Obligations and Municipal Securities having remaining maturities of thirteen months or less and maintain a weighted average maturity for each Fund of 90 days or less. However, there can be no assurance that a Fund's net asset value per share of $1.00 will be maintained.

DIVIDENDS AND TAXES

DIVIDENDS


It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by each Fund daily; such dividends are generally reinvested in additional Fund shares on the subsequent business day. A shareholder may, by letter to the Company, elect to have dividends paid by check. Any such election or revocation thereof must be made in writing to Reich & Tang Funds, 600 Fifth Avenue, New York, New York 10020. Shareholders whose dividends are being reinvested will receive a summary of their accounts at least quarterly indicating the reinvestment of dividends. Dividends from net realized capital gain, offset by capital loss carryovers, if any, are generally declared and paid when realized except to the extent that a net realized capital gain is deemed necessary to offset future capital losses.


TAXES

Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is each Fund's policy to distribute to shareholders all of its net investment income and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code, so that each Fund will satisfy the distribution requirement of Subchapter M and not be subject to federal income taxes or the 4% excise tax. So long as the Funds qualify for this tax treatment, the Funds will not be subject to federal income tax on amounts distributed to shareholders.

If the Funds fail to satisfy any of the Code requirements for qualification as a regulated investment company, they will be taxed at regular corporate tax rates on all of their taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions will be taxable to shareholders as ordinary dividends (even if derived from the Funds' net long-term capital gains) to the extent of the Funds' current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Shareholders of the LIVE OAK MUNICIPAL FUND will not be required to include the "exempt-interest" portion of dividends paid by the Fund in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends may be subject to state income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of the shareholder and may have other collateral federal income tax consequences. The LIVE OAK MUNICIPAL FUND may purchase without limitation Municipal Securities the interest on which constitutes an item of tax preference and which may therefore give rise to a federal alternative minimum tax liability for individual shareholders. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statement of Additional Information.

The LIVE OAK MUNICIPAL FUND may invest in securities the interest on which is (and the dividends paid by the Fund derived from such interest are) subject to federal income tax, but such taxable securities will not exceed 20% of the value of the LIVE OAK MUNICIPAL FUND'S total assets. The percentage of dividends which constitute exempt-interest dividends, and the percentage thereof (if any) which constitutes an item of tax preference, will be determined annually and will be applied uniformly to all dividends of the LIVE OAK MUNICIPAL FUND Declared during that year. These percentages may differ from the actual percentages for any particular day.

Shareholders of the LIVE OAK GOVERNMENT FUND and the LIVE OAK GENERAL FUND will be subject to federal income taxes and any applicable state income taxes on amounts distributed as dividends unless such shareholders are otherwise exempt. It is not expected that any portion of taxable dividends paid by the Funds will qualify for the federal dividends-received deduction for corporations.

Distributions to shareholders will be treated in the same manner for federal income tax purposes whether the shareholder elects to receive them in cash or reinvest them in additional shares. In general, shareholders take distributions into account in the year in which they are made. However, shareholders are required to treat certain distributions made during January as having been paid and received on December 31 of the preceding year. A statement setting forth the federal income tax status of all distributions made (or deemed made) during the year, will be sent to shareholders promptly after the end of each year.


To avoid being subject to a 31% federal backup withholding on taxable dividends and redemption payments, a shareholder must furnish the Company with its taxpayer identification number and certify, under penalties of perjury, that such number is correct and that such shareholder is not subject to backup withholding for any reason.


The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislation or administrative action. As the foregoing discussion is for general information only, shareholders should also review the more detailed discussion of federal income tax considerations relevant to the Funds that is contained in the Funds' Statement of Additional Information. Shareholders are advised to consult with their tax advisors concerning the application of state, local and foreign taxes on investments in the Company which may differ from the federal income tax consequences described above.

MANAGEMENT

BOARD OF DIRECTORS

The overall management of the business and affairs of the Company is vested with the Board of Directors. The Board of Directors approves all significant agreements between the Funds and persons or companies furnishing services to the Funds, including the Funds' agreements with the manager, the investment advisor, the distributor, and the custodian. The day-to-day operations of each Fund are delegated to the Company's officers, and the manager, subject always to the objective and policies of each Fund and to the general supervision of the Company's Board of Directors. The manager also furnishes or procures on behalf of the Company at the manager's expense all services necessary for the proper conduct of each Fund's business. Some of the Company's officers and directors are officers or employees of the manager. A majority of the members of the Board of Directors of the Company have no affiliation with the manager.

MANAGER AND INVESTMENT ADVISOR


Reich & Tang Asset Management L.P., a Delaware limited partnership, with its principal offices at 600 Fifth Avenue, New York, New York 10020, serves as the manager and investment advisor of the Company and its three Funds pursuant to agreements with the Funds dated August 30, 1996 (the "Management/Investment Advisory Agreements"). Under the Management/Investment Advisory Agreements, Reich & Tang Asset Management L.P. (the "Manager") provides, either directly or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the Directors who are not "interested persons" of the Company, as defined by the 1940 Act, and the travel and related expenses of the Directors incident to their attending shareholders', directors' and committee meetings, (b) interest, taxes and brokerage commissions (which are expected to be insignificant), (c) extraordinary expenses, if any, including but not limited to legal claims and liabilities and litigation costs and any indemnification related thereto, (d) shareholder service or distribution fees payable by the Company under the plans of distribution described under the heading "Distributor" below, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under federal and state securities laws.

The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus
 .775% of the next $500 million of the Company's  average daily net assets,  plus
 .750% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The
Company's comprehensive fee is higher than most other money market mutual funds which do not offer services that the Company offers. However, most other funds bear expenses that are being borne for the Company by the Manager. During the fiscal year ended March 31, 1997, the Company paid the Manager fees which represented 0.76% of the Cortland General Portfolio's average daily net assets, 0.74% of the Government Portfolio's average daily net assets and 0.76% of the Municipal Portfolio's average daily net assets, respectively, on an annualized basis. During such year, expenses borne by each of the Funds, including fees paid to the Manager, amounted to .95% of the Cortland General Fund's average daily net assets, .86% of the Government Fund's average daily net assets and .93% of the Municipal Fund's average daily net assets, respectively, on an annualized basis.

The Manager was, at June 30, 1997, investment manager, advisor or supervisor with respect to assets aggregating in excess of $9.3 billion. The Manager currently acts as investment manager or administrator of fifteen other investment companies and also advises pension trusts, profit sharing trusts and endowments. New England Investment Companies, L.P. ("NEICLP") is the limited partner and owner of a 99.5% interest in the limited partnership, Reich & Tang Asset Management L.P., the Manager. Reich & Tang Asset Management, Inc. (a wholly-owned subsidiary of NEICLP) is the general partner and owner of the remaining .5% interest of the Manager. Reich & Tang Asset Management L.P. succeeded NEICLP as the Manager of the Fund.

New England Investment Companies, Inc. ("NEIC"), a Massachusetts corporation, serves as the sole general partner of NEICLP. On August 30, 1996, The New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. The Manager remains an indirect wholly-owned subsidiary of NEICLP, but Reich & Tang Asset Management, Inc., its sole general partner, is now an indirect subsidiary of MetLife. Also, MetLife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns approximately 48.5% of the outstanding limited partnership interest of NEICLP and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns approximately 16% of the outstanding partnership units of NEICLP.

MetLife is a mutual life insurance company with assets of $297.6 billion at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.6 trillion at December 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.

NEIC is a holding company offering a broad array of investment styles across a wide range of asset categories through twelve subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units include AEW Capital Management, L.P., Back Bay Advisors, L.P., Graystone Partners, L.P., Harris Associates, L.P., Jurika & Voyles, L.P., Loomis, Sayles & Co., L.P., MC Management, L.P., New England Fund, L.P., New England Funds Management, L.P., Reich & Tang Asset Management L.P., Vaughan-Nelson, Scarborough & McConnell L.P. and Westpeak
Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers to 69 other registered investment companies.

The merger between The New England and MetLife resulted in an "assignment" of the Management/Investment Advisory Agreements relating to each Fund. Under the 1940 Act, such an assignment caused the automatic termination of the agreements. On November 14, 1995, the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved Management/Investment Advisory Agreements effective August 30, 1996, which has a term which extends to June 30, 1998 and may be continued thereafter for successive twelve-month periods beginning each July 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by its Board of Directors, and in either case by a majority of the directors who are not parties to the Management/ Investment Advisory Agreements or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

The Management/ Investment Advisory Agreements were approved by the Shareholders on March 28, 1996 and each contains the same terms and conditions governing the Manager's investment management responsibilities as the Fund's previous Management/ Investment Advisory Agreement with the Manager, except as to the date of execution and termination.

Pursuant to the terms of the Management/ Investment Advisory Agreements, the Manager manages the investments of each of the Funds, subject at all times to the policies and control of the Company's Board of Directors. The Manager obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Funds. The Manager shall not be liable to the Funds or to their shareholders except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


FEE WAIVERS

In order to increase the yield to investors, the Manager may, from time to time, waive or reduce its fees on assets held by each of the Funds. When instituted, the Manager will continue these fee waivers in effect or charge reduced fees until further notice to the Board of Directors. Fee waivers or reductions, other than those set forth in the Management/Investment Advisory Agreements, may be rescinded, however, at any time without further notice to investors.

DISTRIBUTOR


Each of the Portfolios has entered into a distribution agreement dated September 15, 1993 (the "Distribution Agreements") with Reich & Tang Distributors L.P. (the "Distributor"), 600 Fifth Avenue, New York, New York 10020. Reich & Tang Asset Management L.P. is the sole general partner of the Distributor. The Distributor, which was organized on January 4, 1991, has the exclusive right to enter into dealer agreements with securities dealers who sell shares of the Funds, including sales where a securities dealer automatically "sweeps" free credit balances into a Fund at the end of each day ("Sweep Arrangement") allowing the account holder to earn dividends otherwise unavailable in the brokerage account, and with financial institutions which may furnish services to shareholders on behalf of the Company. Pursuant to plans of distribution (the "Plans") approved by the Funds' Boards on November 9, 1995, each of the Funds may make distribution related payments, under a sweep arrangement or otherwise, in an amount not to exceed on an annualized basis .20% of the value of the Fund's assets. Securities dealers and other financial institutions may receive distribution payments directly or indirectly from the Funds for services that may include payments for opening shareholder accounts, processing investor purchase and redemption orders, responding to inquiries from shareholders concerning the status of their accounts and operations of their Fund and communications with the Company on behalf of Fund shareholders. Additionally, the Distributor may pay for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and other services to support distribution pursuant to the Plans. The Distributor may also make payments to securities dealers, under a sweep arrangement or otherwise, and to financial institutions, such as banks, out of the investment management fee the Manager receives from the Funds, out of its past profits or from any other source available to the Distributor.

The Plans will only make payments for expenses actually incurred by the Distributor. The Plans will not carry over expenses from year to year and if a Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates.

PORTFOLIO TRANSACTIONS

The Manager is responsible for decisions to buy and sell securities for the Funds, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds incur little or no net brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Funds may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of shareholders of the Funds rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

YIELD INFORMATION


Each Fund will provide yield quotations based on its daily dividends. Yield is computed in accordance with a standardized formula described in the Statement of Additional Information and can be expected to fluctuate substantially over time.


Comparative performance information may be used from time to time in advertising or marketing the Funds' shares, including data from industry publications. For the seven-day period ended July 1, 1997, the current yield for the LIVE OAK SHARES OF CORTLAND GENERAL FUND was 4.74%, the current yield for the GOVERNMENT FUND was 4.65% and the current yield for the MUNICIPAL FUND was 3.31%, which is equivalent to an effective yield of 4.85% for the LIVE OAK SHARES OF CORTLAND GENERAL FUND, 4.75% for the GOVERNMENT FUND and 3.36% for the MUNICIPAL FUND.


GENERAL INFORMATION

ORGANIZATION OF THE COMPANY AND
DESCRIPTION OF SHARES

The Company is an open-end, diversified investment company. The Company was organized as a Massachusetts business trust on October 31, 1984, but had no operations prior to May 9, 1985. On July 31, 1989, the Company reorganized and became a Maryland corporation. The shares of the Company are divided into three Portfolios, each of which represent shares of common stock of the par value of $.001. The Cortland General Money Market Fund Portfolio's shares are classified into three classes - the Cortland General Money Market Fund Class, the Live Oak General Money Market Fund Class and the Pilgrim America General Money Market
Shares. The U.S. Government Fund Portfolio's shares are classified into two classes - the U.S. Government Fund Class and the Live Oak U.S. Government Fund Class. The Municipal Money Market Fund Portfolio's shares are classified into two classes - the Municipal Money Market Fund Class and the Live Oak Municipal Money Market Fund Class. Classes of shares of the Company's Portfolios offered through other prospectuses have different maximum distribution plan payments and may have different other expenses which may affect performance. Investors may call their securities dealer or the Company at (212) 830-5280 to obtain more information concerning the other classes.

Shares of the Company have equal rights with respect to voting, except that the holders of shares of a particular Portfolio or Fund will have the exclusive right to vote on matters affecting only the rights of the holders of such Portfolio or Fund. For example, holders of a particular Portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such Portfolio. The holders of each Fund have distinctive rights with respect to dividends and redemptions which are more fully described in this Prospectus and the Statement of Additional Information. In the event of dissolution or liquidation, holders of each Fund will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which the shares of the Fund relate, less (b) the liabilities of the Company attributable to the respective portfolio or allocated between the portfolios based on the respective liquidation value of each portfolio. There will not normally be annual shareholders' meetings. Shareholders may remove directors from office by a majority of votes entitled to be cast at a meeting of shareholders. Shareholders holding 10% or more of the Company's outstanding stock may call a special meeting of shareholders.

There are no preemptive or conversion rights (other than the exchange privileges set forth in this Prospectus) applicable to any of the Company's shares. The
Company's shares when issued, will be fully paid, non-assessable and transferable. The Board of Directors may increase the number of authorized shares or create additional series or classes of the Company shares without shareholder approval.

LEGAL MATTERS

The law firm of Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022, serves as counsel to the Company and has passed upon the legality of the shares offered pursuant to this Prospectus.

CUSTODIAN AND TRANSFER AGENT

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, acts as custodian for each Portfolio's securities and cash. The Company acts as its own transfer agent for the Company's shares.

SHAREHOLDER INQUIRIES

Shareholder inquiries concerning the status of an account should be directed to your securities dealer or to the Company at (212) 830-5280 or toll free at (800) 433-1918.

                Table of Contents

Table of Fees and Expenses......................... 2
Financial Highlights............................... 3
How to Purchase Shares............................. 4
   General Information on Purchases................ 4
   Purchases Through
      Interstate/Johnson Lane...................... 4
   Purchases From the Company...................... 5
   Initial Purchase of Shares...................... 5
   Subsequent Purchases of Shares.................. 5
   Electronic Funds Transfers (EFT)
       and Direct Deposit Privilege................ 6
How to Redeem Shares............................... 6
   Redemptions Through
      Interstate/Johnson Lane...................... 6
   Redemptions by Check............................ 6
   Preauthorized Redemptions....................... 7
   Redemptions by Letter of Instruction............ 7
   Exchanges....................................... 8
Investment Programs................................ 8
   Investment Objectives........................... 8
   Investment Policies............................. 8
   Live Oak Government Fund........................ 9
   Live Oak General Fund........................... 9
   Live Oak Municipal Fund.........................11
   Investment Restrictions.........................14
   Maturities......................................15
Dividends and Taxes................................15
   Dividends.......................................15
   Taxes 15
Management.........................................17
Portfolio Transactions.............................19
Yield Information..................................19
General Information................................20
   Organization of the Company and
       Description of Shares.......................20
   Legal Matters...................................20
   Custodian and Transfer Agent....................21

--------------------------------------------------------------------------------
CORTLAND                                    600 FIFTH AVENUE, NEW YORK, NY 10020
TRUST, INC.(212) 830-5280
================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 1997
             Relating to the Cortland Trust, Inc. Prospectus and the
                        Pilgrim America Shares Prospectus
                              dated August 1, 1997


This Statement of Additional Information is not a Prospectus. It should be read in conjunction with a Prospectus which may be obtained from your securities dealer or by writing to Reich & Tang Distributors L.P., 600 Fifth Avenue, New York, New York 10020, or toll free at (800) 433-1918.


If you wish to invest in shares of the Pilgrim America General Money Market Shares you should obtain a separate Prospectus by writing to Pilgrim America Securities, Inc., Two Renaissance Square, 40 North Central Ave., Suite 1200, Phoenix, AZ 85004-4424 or by calling (800) 331-1080.

                                Table of Contents
-------------------------------------------------------------------------------------------------------------------------
Introduction..........................................2     Qualification as a Regulated
General Information about the Company.................2     Investment Company.........................................12
   The Company and Its Shares.........................2     Excise Tax on Regulated
    Directors and Officers............................3     Investment Companies.......................................13
Compensation Table....................................4        Fund Distributions......................................13
Manager and Investment Advisor........................5        Sale or Redemption of Fund Shares.......................14
Expenses..............................................6        Foreign Shareholders....................................15
Distributor and Plans of Distribution.................7        Effect of Future Legislation and
    Custodian.........................................9.        Local Tax Considerations...............................15
    Transfer Agent....................................9.    Yield Information..........................................15
    Sub-Accounting....................................10    Investment Programs and Restrictions.......................16
    Principal Holders of Securities...................10       Investment Programs.....................................16
    Reports...........................................10       When-Issued Securities..................................18
Share Purchases and Redemptions.......................10       Stand-by Commitments....................................19
    Purchases and Redemptions.........................10       Municipal Participations................................20
    Net Asset Value Determination.....................10       Investment Restrictions.................................20
Dividends and Tax Matters.............................11    Portfolio Transactions.....................................21
    Dividends.........................................11    Investment Ratings.........................................22
    Tax Matters.......................................12    Report of Independent Auditors ............................25
                                                            Financial Statements.......................................26

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

Cortland Trust, Inc. (the "Company") is a money market mutual fund, formerly known as "Cortland Trust." The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the company being considered for investment. This information is included in a Prospectus dated August 1, 1997, relating to each of the three money market portfolios comprising the Company: the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund, which may be obtained without charge from Reich & Tang Distributors L.P. (the "Distributor"), and in a Prospectus dated August 1, 1997 relating to the Pilgrim America General Money Market Shares (the "Pilgrim America Shares"), class of the Cortland General Money Market series of the Company which may be obtained without charge from Pilgrim America Securities, Inc., Two Renaissance Square, 40 North Central Ave., Suite 1200, Phoenix, AZ 85004-4424. Investors may also contact securities dealers authorized by the Distributor to distribute the Company's shares in order to obtain a Prospectus. Some of the information required to be in this Statement of Additional Information is also included in each current Prospectus of the Company; and, in order to avoid repetition, reference will be made to sections of each Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


GENERAL INFORMATION ABOUT THE COMPANY

THE COMPANY AND ITS SHARES

The Company is a no-load, open-end diversified investment company. The Company was initially organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated October 31, 1984, but had no operations prior to May 9, 1985. On July 31, 1989, the Company was reorganized from a Massachusetts business trust into a Maryland corporation, pursuant to an Agreement and Plan of Reorganization approved by the shareholders on July 31, 1989. The shares of the Company are divided into three series constituting separate portfolios of investments, with various investment objectives and policies (each such series is referred to herein as a "Fund" and collectively as the "Funds"):

Cortland General Money Market Fund
U.S. Government Fund
Municipal Money Market Fund

The Cortland General Money Market Fund offers its shares, (the "Cortland General Money Market Fund Shares") and the Pilgrim America General Money Market Shares (the "Pilgrim America Shares"). Each Fund issues shares of common stock in the Company. Shares of the Company have equal rights with respect to voting, except that the holders of shares of a particular Fund will have the exclusive right to vote on matters affecting only the rights of the holders of such Fund. Each share of a Fund bears equally the expenses of such Fund.

As used in each Prospectus of the Company, the term "majority of the outstanding shares" of the Company or of a particular Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company or such Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Company or such Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Company or such Fund.

Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Company voting together for the election of directors may elect all of the members of the Board of Directors. In such event, the remaining holders cannot elect any members of the Board of Directors.

The Board of Directors may classify or reclassify any unissued shares to create a new class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").


The Articles of Incorporation, as supplemented, permit the Directors to issue the following number of full and fractional shares, par value $.001, of the
Portfolios: 2,000,000,000 shares of the Cortland General Money Market Fund (of which 100,000,000 shares are classified as the Pilgrim America Shares and 400,000,000 shares are classified as Live Oak General Money Market Fund Shares); 1,000,000,000 shares of the U.S. Government Fund (of which 100,000,000 shares are classified as Live Oak U.S. Government Fund Shares and 400,000,000 shares are classified as Bradford U.S. Government Fund Shares); and 1,000,000,000 shares of the Municipal Money Market Fund (of which 100,000,000 shares are classified as Live Oak Municipal Money Market Fund Shares and 400,000,000 shares are classified as Bradford Municipal Money Market Fund Shares). Each Fund share is entitled to participate pro rata in the dividends and distributions from that Fund. Additional information concerning the rights of share ownership is set forth in each Prospectus.


The assets received by the Company for the issue or sale of shares of each Fund and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Company as described below under "Expenses." While the expenses of the

Company are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all three Funds. Also, certain expenses may be allocated to a particular class of a Fund. See "Expenses."

The Articles of Incorporation provide that to the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Company shall have any liability to the Company or to its shareholders for damages.

The Articles of Incorporation further provide that the Company shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland
General Corporation Law; that the Company shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law and that the Board of Directors may through By-law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law. However, nothing in the Articles of
Incorporation protects any director or officer of the Company against any liability to the Company or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

As described in each Prospectus, the Company will not normally hold annual shareholders' meetings. Under Maryland law and the Company's By-Laws, an annual meeting is not required to be held in any year in which the election of directors is not required to be acted upon under the 1940 Act. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors.

Except as otherwise disclosed in each Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

DIRECTORS AND OFFICERS

The directors and executive officers of the Company and their principal occupations during the last five years are set forth below. Unless otherwise noted, the address of each director and officer is 600 Fifth Avenue, New York, New York 10020.


STEVEN W. DUFF, 43 - President and Director of the Company, is President of the Mutual Funds division of the Manager since September 1994. Mr. Duff was formerly Director of Mutual Fund Administration at NationsBank which he was associated with from June 1981 to August 1994. Mr. Duff is President and a Director of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc. and Short Term Income Fund, Inc., President and a Trustee of Florida Daily Municipal Income Fund, Institutional Daily Income Fund and Pennsylvania Daily Municipal Income Fund, Executive Vice President of Reich & Tang Equity Fund, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.

OWEN DALY II, 72 - Chairman and Director of the Company, Six Blythewood Road, Baltimore, Maryland 21210. Director, CF&I Steel Corporation and Director/Trustee of the AIM Group of Mutual Funds, formerly Chairman of the Board of the Equitable Bancorporation.


ALBERT R. DOWDEN, 55 - Director of the Company, Volvo North America Corporation, 535 Madison Avenue, New York, NY 10022. President of Volvo North America Corporation.


DAVID C. MELNICOFF, 77 - Director of the Company, 1919 Chestnut Street Philadelphia, Pennsylvania 19103. President, Samuel S. Fels Fund and Lecturer in Finance, Temple University. Formerly Executive Vice President, Investment Division, Philadelphia Savings Fund Society. Prior thereto, Managing Director for Operations and Supervision of the Board of Governors of the Federal Reserve System.


JAMES L. SCHULTZ, 60 - Director of the Company, Cherrington Corporate Center, Bldg. One, 1700 Beaver Grade Road, Coraopolis, Pennsylvania 15108. President, Treasurer and Director of Computer Research, Inc.



RICHARD DE SANCTIS, 40 - Vice President and Treasurer of the Company, is Vice President and Treasurer of the Manager since September 1993. Mr. De Sanctis was formerly Controller of Reich & Tang, Inc. from January 1991 to September 1993 and Vice President and Treasurer of Cortland Financial Group, Inc. and Vice President of Cortland Distributors, Inc. from 1989 to December 1990 and Treasurer of AEW Commercial Mortgage Securities, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

RONDA FELDMAN, 51 - Vice President of the Company, is Vice President of Reich & Tang Services L.P. since March 1992. Ms. Feldman was formerly Director of Client Relations, Supervised Service Company from 1987 to 1992.

MOLLY FLEWHARTY, 46 - Vice President of the Company, is Vice President of the Mutual Funds division of the Manager since September 1993. Ms. Flewharty was formerly Vice President of Reich & Tang, Inc. which she was associated with from

December 1977 to September 1993. Ms. Flewharty is also Vice President of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

DANA E. MESSINA, 40 - Vice President of the Company, is Executive Vice President of the Mutual Funds division of the Manager since January 1995 and was Vice President from September 1993 to January 1995. Ms. Messina was formerly Vice President of Reich & Tang, Inc. which she was associated with from December 1980 to September 1993. Ms. Messina is also Vice President of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

RUBEN TORRES, 48 - Vice President of the Company, Vice President of Operations of Reich & Tang Services L.P. since January 1991. Mr. Torres was formerly Vice President and Assistant Treasurer of Cortland Financial Group, Inc.

BERNADETTE N. FINN, 49 - Secretary of the Company, is Vice President and Assistant Secretary of the Mutual Funds division of the Manager since September 1993. Ms. Finn was formerly Vice President and Assistant Secretary of Reich & Tang, Inc. which she was associated with from September 1970 to September 1993. Ms. Finn is also Secretary of AEW Commercial Mortgage Securities, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund and Tax Exempt Proceeds Fund, Inc.; Vice President and Secretary of Delafield Fund, Inc., Institutional Daily Income Fund, Reich & Tang Equity Fund, Inc. and Short Term Income Fund, Inc.

Each director who is not an "interested person" receives an annual fee from the Company of $10,000 for his services as a director and a fee of $1,250 for each Board meeting attended, and all directors are reimbursed by the Company for expenses incurred in connection with attendance at meetings of the Board of Directors.

                                             COMPENSATION TABLE
          (1)                       (2)                       (3)                      (4)                       (5)
    Name of Person,        Aggregate Compensation    Pension or Retirement      Estimated Annual       Total Compensation from
       Position             from Registrant for       Benefits Accrued as         Benefits upon         Fund and Fund Complex
                                Fiscal Year          Part of Fund Expenses         Retirement            Paid to Directors*
Owen Daly II,                     $15,000                      0                        0                 $15,000 (1 Fund)
Director
Albert R. Dowden,                 $15,000                      0                        0                 $15,000 (1 Fund)
Director
David C. Melnicoff,               $15,000                      0                        0                 $15,000 (1 Fund)
Director
James L. Schultz                  $15,000                      0                        0                 $15,000 (1 Fund)
Director

* The total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ended March 31, 1997 and, with respect to certain of the funds in the Fund Complex, estimated to be paid during the fiscal year ended March 31, 1997. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund complex as the Fund, because, among other things, they have a common investment advisor.


MANAGER AND INVESTMENT ADVISOR


Reich & Tang Asset Management L.P., a Delaware limited partnership, with its principal offices at 600 Fifth Avenue, New York, New York 10020, serves as the manager and investment advisor of the Company and its three Funds pursuant to agreements with the Funds dated August 30, 1996 (the "Management/Investment Advisory Agreements"). Under the Management/Investment Advisory Agreements, Reich & Tang Asset Management L.P. (the "Manager") provides, either directly or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the Directors who are not "interested persons" of the Company, as defined by the 1940 Act, and the travel and related expenses of the Directors incident to their attending shareholders', directors' and committee meetings, (b) interest, taxes and brokerage commissions (which are expected to be insignificant), (c) extraordinary expenses, if any, including but not limited to legal claims and liabilities and litigation costs and any indemnification related thereto, (d) shareholder service or distribution fees payable by the Company under the plans of distribution described under the heading "Distributor" below, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under federal and state securities laws.

The Manager was, at June 30, 1997, investment manager, advisor or supervisor with respect to assets aggregating in excess of $9.3 billion. The Manager currently acts as investment manager or administrator of fifteen other investment companies and also advises pension trusts, profit sharing trusts and endowments. New England Investment Companies, L.P. ("NEICLP") is the limited partner and owner of a 99.5% interest in the limited partnership, Reich & Tang Asset Management L.P., the Manager. Reich & Tang Asset Management, Inc. (a wholly-owned subsidiary of NEICLP) is the general partner and owner of the remaining .5% interest of the Manager. Reich & Tang Asset Management L.P. succeeded NEICLP as the Manager of the Fund.

New England Investment Companies, Inc. ("NEIC"), a Massachusetts corporation, serves as the sole general partner of NEICLP. On August 30, 1996, The New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. The Manager remains an indirect wholly-owned subsidiary of NEICLP, but Reich & Tang Asset Management, Inc., its sole general partner, is now an indirect subsidiary of MetLife. Also, MetLife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns approximately 48.5% of the outstanding limited partnership interest of NEICLP and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns approximately 16% of the outstanding partnership units of NEICLP.

MetLife is a mutual life insurance company with assets of $297.6 billion at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.6 trillion at December 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.

NEIC is a holding company offering a broad array of investment styles across a wide range of asset categories through twelve subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units include AEW Capital Management, L.P., Back Bay Advisors, L.P., Graystone Partners, L.P., Harris Associates, L.P., Jurika & Voyles, L.P., Loomis, Sayles & Co., L.P., MC Management, L.P., New England Fund, L.P., New England Funds Management, L.P., Reich & Tang Asset Management L.P., Vaughan-Nelson, Scarborough & McConnell L.P. and Westpeak
Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers to 69 other registered investment companies.

The merger between The New England and MetLife resulted in an "assignment" of the Management/Investment Advisory Agreements relating to each Fund. Under the 1940 Act, such an assignment caused the automatic termination of the agreements. On November 14, 1995, the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved Management/Investment Advisory Agreements effective August 30, 1996, which have a term which extends to June 30, 1998 and may be continued thereafter for successive twelve-month periods beginning each July 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by its Board of Directors, and in either case by a majority of the directors who are not parties to the Management/ Investment Advisory Agreements or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

The Management/ Investment Advisory Agreements were approved by each Fund on March 28, 1996 and each contains the same terms and conditions governing the Manager's investment management responsibilities as the Fund's previous Management/ Investment Advisory Agreement with the Manager, except as to the date of execution and termination.

Pursuant to the terms of the Management/ Investment Advisory Agreements, the Manager manages the investments of each of the Funds, subject at all times to the policies and control of the Company's Board of Directors. The Manager obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Funds. The Manager shall not be liable to the Funds or to their shareholders except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


Under the Management/Investment Advisory Agreements, the Manager: (a) supervises and manages all aspects of the Company's operations and the operations of each of the Company's three Funds; (b) furnishes the Company with such office space, heat, light, utilities, equipment and personnel as may be necessary for the proper operation of the Funds and the Company's principal executive office; (c) monitors the performance by all other persons furnishing services to the Company on behalf of each Fund and the shareholders thereof and periodically reports on such performance to the Board of Directors; (d) investigates, selects and conducts relationships on behalf of the Company with custodians, depositories, accountants, attorneys, underwriters, brokers and dealers, insurers, banks, printers and other service providers and entities performing services to the Funds and their shareholders; (e) furnishes the Funds with all necessary accounting services; and (f) reviews and supervises the preparation of all financial, tax and other reports and regulatory filings. The expenses of furnishing the foregoing are borne by the Manager. See "Expenses" below.


In consideration of the services to be provided by the Manager and the expenses to be borne by the Manager under the Management/Investment Advisory Agreements, the Manager receives annual fees from each of the Portfolios, calculated daily and paid monthly, of 0.800% of the first $500 million of the Company's average daily net assets, 0.775% of the average daily net assets of the Company in excess of $500 million but less than $1 billion, 0.750% of the average daily net assets of the Company in excess of $1 billion but less than $1.5 billion, plus 0.725% of the Company's average daily net assets in excess of $1.5 billion. The Company's comprehensive fee is higher than most other money market mutual funds which do not offer services that the Company offers. However, most other funds bear certain expenses that are borne by the Manager. During the fiscal years ended March 31, 1995, March 31, 1996 and March 31, 1997 the Company paid to the Manager the management fees set forth in the table below:

             Fiscal Year                                Management Fees
              1995                                 Payable                       Waived                  Paid
              ----                                 -------                       ------                  ----
        Cortland General                           $7,188,114                  $124,695             $7,063,419
                                                   ----------
        U.S. Government                             1,704,092                    17,874              1,686,218
        Municipal                                   1,755,183                         0              1,755,183
               1996
        Cortland General                            $9,878,992                       $0             $9,878,992
        U.S. Government                              1,964,097                        0              1,964,097
        Municipal                                    1,981,507                        0              1,981,507
               1997
        Cortland General                          $10,885,158                        $0            $10,885,158
        U.S. Government                             1,851,957                    50,000              1,801,957
        Municipal                                   1,698,486                         0              1,698,486

The Management/Investment Advisory Agreements were approved by the Board of Directors, including a majority of directors who are not interested persons (as defined in the 1940 Act), of the Portfolios or the Manager, effective August 30, 1997. The new Management/Investment Advisory Agreements were last approved for continuance on June 20, 1997 and will continue thereafter if they are specifically approved at least annually by the Board of Directors and by the affirmative vote of a majority of the directors who are not parties to such Management/Investment Advisory Agreements or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Portfolios or the Manager may terminate the Management/Investment Advisory Agreements on 60 days' written notice without penalty. Each Management/Investment Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act. The Manager shall not be liable to the Portfolios or to their shareholders for any act or omission by the Manager or for any loss sustained by a Fund or its shareholders except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Company's (Portfolios') right to use the name "Cortland" in its name in any form or combination may terminate upon termination of the Manager as the Company's (Portfolios') investment manager.


Pursuant  to the terms of the  Management/Investment  Advisory  Agreements,  the
Manager: (a) provides the Company with certain executive, administrative and clerical services as are deemed advisable by the Board of Directors; (b) arranges, but does not pay for, the periodic updating of prospectuses and statements of additional information and supplements thereto, proxy materials, tax returns, reports to each Fund's shareholders and reports to and filings with the SEC and state Blue Sky authorities; (c) provides the Board of Directors on a regular basis with financial reports and analyses of the Funds' operations and the operation of comparable investment companies; (d) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or any of the Funds and whether concerning the individual issuers whose securities are included in the portfolios of the Company's three Funds; (e) determines which issuers and securities shall be represented in the Funds' portfolios and regularly reports thereon to the Company's Board of Directors; (f) formulates and implements continuing programs for the purchases and sales of securities for the Funds; and (g) takes, on behalf of the Funds, all actions which appear to be necessary to carry into effect such purchase and sale programs, including the placing of orders for the purchase and sale of portfolio securities. Any investment program undertaken by the Manager will at all times be subject to the policies and control of the Board of Directors. The Manager shall not be liable to the Funds or to their shareholders for any act or omission by the Manager or for any loss sustained by a Fund or its shareholders except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

EXPENSES

Pursuant to the Management/Investment Advisory Agreements, the Manager furnishes, without cost to the Company, the services of the President, Secretary and one or more Vice Presidents of the Company and such other personnel as are required for the proper conduct of the Funds' affairs and to carry out their obligations under the Management/Investment Advisory Agreements. Pursuant to the Management/Investment Advisory Agreements, the Manager maintains, at its expense and without cost to the Funds, a trading function in order to carry out its obligations to place orders for the purchase and sale of portfolio securities for the Funds. The Manager, on behalf of its affiliate, Reich & Tang Distributors L.P. (the "Distributor"), pays out of the management fees from each of the Funds and payments under a Plan of Distribution (see "Distributor and Plans of Distribution") the expenses of printing and distributing prospectuses and statements of additional information and any other promotional or sales literature used by the Distributor or furnished by the Distributor to purchasers or dealers in connection with the public offering of the Funds' shares, the expenses of advertising in connection with such public offering and all legal expenses in connection with the foregoing.

Except as set forth below, the Manager pays all expenses of the Funds, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Company for the safekeeping of its cash, portfolio securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Company; all fees payable by the Company to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Company (the Company does not issue share certificates at the present time); all costs and expenses in connection with the registration and maintenance of registration of the Funds and their shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Company and supplements thereto to the Company's shareholders and to potential shareholders of the Funds; all expenses of shareholders' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Funds' shares; routine fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Company; postage; insurance premiums on property or personnel (including officers and directors) of the Company which inure to its benefit; and all other charges and costs of the Funds' operations unless otherwise explicitly assumed by the Company. The Company is responsible for payment of the following expenses not borne by the Manager: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the 1940 Act, and travel and related expenses of the directors for attendance at meetings, (b) interest, taxes and brokerage commissions (which can be expected to be insignificant), (c) extraordinary expenses, if any, including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto, (d) any shareholder service or distribution fee payable by the Company under the plan of distribution described below, and (e) membership dues of any industry association.

Expenses which are attributable to any of the Company's Funds are charged against the income of such Fund in determining net income for dividend purposes. Expenses of the Company which are not directly attributable to the operations of any single Fund are allocated among the Funds based upon the relative net assets of each Fund.

The Manager has agreed to reduce its aggregate fees for any fiscal year, or to reimburse each Fund, to the extent required so that the amount of the ordinary expenses of each Fund (excluding brokerage commissions, interest, taxes and extraordinary expenses such as litigation costs) paid or incurred by any of the Funds do not exceed the expense limitations applicable to the Funds imposed by the securities laws or regulations of those states or jurisdictions in which such Fund's shares are registered or qualified for sale. Currently, the most restrictive of such expense limitations would require the Manager to reduce its respective fees to the extent required so that ordinary expenses of a Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) for any fiscal year do not exceed 2 1/2% of the first $30 million of the Fund's average daily net assets, plus 2% of the next $70 million of the Fund's average daily net assets, plus 1 1/2% of the Fund's average daily net assets in excess of $100 million. Expense reductions under state securities laws are unlikely because most of the expenses of the Company can be expected to be borne by the Manager.

DISTRIBUTOR AND PLANS OF DISTRIBUTION

The Distributor serves as the principal underwriter of the Company's shares pursuant to Distribution Agreements dated September 15, 1993. The Distributor has an office located at 600 Fifth Avenue, New York, New York 10020.

Pursuant to the Distribution Agreements, the Distributor: (a) solicits and receives orders for the purchase of shares of the Funds, accepts or rejects such orders on behalf of the Company in accordance with the Company's currently effective Prospectuses and transmits such orders as are accepted to the Company as promptly as possible; (b) receives requests for redemptions and transmits such redemption requests to the Company as promptly as possible; (c) responds to inquiries from shareholders concerning the status of their accounts and the operation of the Company; and (d) provides daily information concerning yields and dividend rates to shareholders. The Distributor shall not be liable to the Company or to its shareholders for any act or omission or any loss sustained by the Company or its shareholders except in the case of the Distributor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Distributor receives no compensation from the Company for its services.

On April 7, 1995, the Distributor entered into a Primary Dealer Agreement with Pilgrim America Securities, Inc.. ("Pilgrim America Distributors") in order to provide for the offer and sale of the Pilgrim America Shares pursuant to a separate Prospectus applicable to such shares.

The Funds have adopted plans of distribution under Rule 12b-1 of the 1940 Act (the "Plans"). Pursuant to the Plans, the Distributor may pay certain promotional and advertising expenses and may compensate certain registered securities dealers (including Pilgrim America Securities, Inc.) and financial institutions for services provided in connection with the processing of orders for purchase or redemption of the shares of the Company and furnishing other shareholder services. Payments by the

Distributor are paid out of the management fees and distribution plan payments received by the Manager and/or its affiliates from each of the Funds, out of past profits or from any other source available to the Distributor. The Distributor may enter into shareholder processing and service agreements (the "Shareholder Service Agreements") with any securities dealer who is registered under the Securities Exchange Act of 1934 and a member in good standing of the National Association of Securities Dealers, Inc., and with banks and other financial institutions which may wish to establish accounts or sub-accounts on behalf of their customers ("Shareholder Service Agents"). For processing investor purchase and redemption orders, responding to inquiries from Company shareholders concerning the status of their accounts and operations of the Funds and communicating with the Company and the Distributor, the Company may pay each such Shareholder Service Agent (or if no Shareholder Service Agent provides services, the Distributor, to cover expenditures for advertising, sales literature and other promotional materials on behalf of the Company) an amount not to exceed on an annual basis 0.25% of the aggregate average daily net assets that such Shareholder Service Agent's customers maintain with the Company during the term of any Shareholder Service Agreement. During the fiscal year ended March 31, 1997, the Company paid $2,618,147, $479,697 and $419,942 on behalf of the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund, respectively, under the Plans. During the fiscal year ended March 31, 1996, the Company paid $2,925,712, $599,069 and $600,822 for expenses incurred pursuant to the Plans on behalf of the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund, respectively, all of which amounts were spent in payment to financial intermediaries in connection with the distribution of the Funds' shares. During the fiscal year ended March 31, 1995, the Company paid $2,311,650, $548,036 and $564,594 for expenses incurred pursuant to the Plans on behalf of the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund, respectively, all of which amounts were spent in payment to financial intermediaries in connection with the distribution of the Funds' shares.

The Distributor, under the Plans, may also make payments to Shareholder Service Agents out of the investment management fees received by the Manager from each of the Funds, out of its past profits or from any other source available to the Distributor. During the fiscal year ended March 31, 1997, the Distributor paid Shareholder Service Agents $5,142,902, $907,365 and $766,048, on behalf of the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund, respectively, under the Plans. During the fiscal year ended March 31, 1996, the Distributor paid Shareholder Service Agents $3,996,703 $825,951 and $781,698, on behalf of the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund, respectively, under the Plans. During the fiscal year ended March 31, 1995, the Distributor paid Shareholder Service Agents $2,790,360, $624,053 and $735,586, on behalf of the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund, respectively, under the Plans.


The fees payable to Shareholder Service Agents under Shareholder Service Agreements are negotiated by the Distributor. The Distributor will report quarterly to the Board of Directors on the rate to be paid under each such agreement and the amounts paid or payable under such agreements. The rate of payment will be based upon the Distributor's analysis of: (1) the contribution that the Shareholder Service Agent makes to each of the Funds by increasing assets under management and reducing expense ratios; (2) the nature, quality and scope of services being provided by the Shareholder Service Agent; (3) the cost to the Company if shareholder services were provided directly by the Company or other authorized persons; (4) the costs incurred by the Shareholder Service Agent in connection with providing services to shareholders; and (5) the need to respond to competitive offers of others, which could result in assets being withdrawn from a Fund and an increase in the expense ratio for any of the Funds.


The Distribution Agreements for each of the Funds were last renewed by the Board of Directors on June 25, 1997, to provide for the distribution of the shares of each of the Funds. The Distribution Agreements will continue in effect from year to year if specifically approved at least annually by the Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Distribution Agreements or any Shareholder Service Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. In approving the Plans, the directors determined, in the exercise of their business judgment and in light of their fiduciary duties as directors of the Company, that there was a reasonable likelihood that the Plans would benefit the Funds and their shareholders. The Plans may only be renewed if the directors make a similar determination for each subsequent year. On June 20, 1996 the Plans were renewed by the Company's Board of Directors and by the directors who have no direct or indirect financial interest in the Plans to continue in effect for an additional year. The Plans may not be amended to increase the maximum amount of payments by the Company or the Manager to its Shareholder Service Agents without shareholder approval, and all material amendments to the provisions of the Plans must be approved by the Board of Directors and by the directors who have no direct or indirect financial interest in the Plans, by votes cast in person at a meeting called for the purpose of such vote. Each Fund or the Distributor may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements terminate automatically in the event of their "assignment," as defined in the 1940 Act. The services of the Distributor to the Funds are not exclusive, and it is free to render similar services to others. The Plans may also be terminated by each of the Funds or by the Manager or in the event of their "assignment," as defined in the 1940 Act, on the same basis as the Distribution Agreements.


Although it is a primary objective of the Plans to reduce expenses of the Funds by fostering growth in the Funds' net assets, there can be no assurance that this objective of the Plans will be achieved; however, based on the data and information presented to the Board of Directors by the Manager and the Distributor, the Board of Directors determined that there is a reasonable likelihood that the benefits of growth in the size of the Funds can be accomplished under the Plans.

When the Board of Directors approved the Distribution Agreements, the Primary Dealer Agreement, the forms of Shareholder Service Agreement and the Plans, the Board of Directors requested and evaluated such information as they deemed reasonably necessary to make an informed determination that the Distribution Agreements, Plans and related agreements should be approved. They considered and gave appropriate weight to all pertinent factors necessary to reach the good faith judgment that the Distribution Agreements, Plans and related agreements would benefit the Funds and their respective shareholders.

The Board of Directors reviewed, among other things, (1) the nature and extent of the services to be provided by the Manager, the Distributor and the Shareholder Service Agents, (2) the value of all benefits received by the Manager, (3) the overhead expenses incurred by the Manager attributable to services provided to the Company's shareholders, and (4) expenses of the Company being assumed by the Manager.

In connection with the approval of the Plans, the Board of Directors also determined that the Funds would be expected to receive at least the following benefits:

1) The Distributor and Shareholder Service Agents will furnish rapid access by a shareholder to his Fund account for the purpose of effecting executions of purchase and redemption orders.

2) The Distributor and Shareholder Service Agents will provide prompt, efficient and reliable responses to inquiries of a shareholder concerning his account status.

3) The Company's ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemptions facilitates more successful, efficient portfolio management and the achievement of each of the Funds' fundamental policies and objectives of providing stability of principal, liquidity, and, consistent with the foregoing, the highest possible current income, is enhanced by a stable network of distribution.

4) A successful distribution effort will assist the Manager in maintaining and increasing the organizational strength needed to serve the Company.

5) The establishment of an orderly system for processing sales and redemptions is also important to the Company's goal of maintaining the constant net asset value of each Fund's shares, which most shareholders depend upon. By identifying potential investors whose needs are served by the objectives of the Fund, a well-developed, dependable network of Shareholder Service Agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the ability of the Funds to stabilize their net asset values per share.

6) The Company expects to share in the benefits of growth in the Funds' net assets by achieving certain economies of scale based on a reduction in the management fees, although the Manager will receive a larger fee if net assets grow.

The Plans will only make payments for expenses actually incurred by the Distributor. The Plans will not carry over expenses from year to year and if a Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Accordingly, the Distributor will engage banks as shareholder service agents only to perform administrative and shareholder servicing functions. While the matter is not free from doubt, the management of Cortland believes that such laws should not preclude a bank from acting as a shareholder service agent. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain Cortland shareholders and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of Cortland might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

State law may, in some jurisdictions, differ from the foregoing discussion of the Glass-Steagall Act and from other applicable federal law. Prior to entering into shareholder servicing agreements with banks in Texas, Cortland will obtain a representation from such banks that they are either registered as dealers in Texas, or that they will not engage in activities that would constitute acting as dealers under Texas State law.

CUSTODIAN

Investors Fiduciary Trust Company, acts as custodian for the Company's portfolio securities and cash. Investors Fiduciary Trust Company receives such compensation from the Manager for its services in such capacity as is agreed to from time to time by Investors Fiduciary Trust Company and the Manager. The address of Investors Fiduciary Trust Company is 127 West 10th Street, Kansas City, Missouri 64105.

TRANSFER AGENT

The Company acts as its own transfer agent except with respect to the Pilgrim America Shares. All costs associated with performing such services are borne by the Manager.

DST SYSTEMS, Inc., P.O. Box 419368, Kansas City, Missouri 64141. acts as transfer agent with respect to the Pilgrim America Shares. All costs associated with performing such services are borne by Pilgrim America Securities, Inc.

SUB-ACCOUNTING

The Manager, at its expense, will provide sub-accounting services to all shareholders, except those shareholders of the Pilgrim Shares, and maintain information with respect to underlying owners. Investors, such as bank trust departments, investment counselors and brokers, who purchase shares for the account of others, can make arrangements through the Manager for these sub-accounting services.

PRINCIPAL HOLDERS OF SECURITIES


On June 30, 1997 there were 2,236,979,166 total shares of the Company outstanding. On June 30, 1997 there were 1,813,545,864 outstanding shares of the Cortland General Money Market Fund, 235,870,851 outstanding shares of the U.S. Government Fund and 187,562,451 outstanding shares of the Municipal Money Market Fund. As of June 30, 1997 the amount of shares owned by all officers and directors of the Funds as a group was less than 1% of the outstanding shares of each Fund. Set forth below is certain information as to persons who owned 5% or more of each Fund's outstanding shares as of June 30, 1997:


                                                                                Nature of
Name and address           Fund                    % of  Class                  Ownership


E Trade Securities   General Money Market               37.75%                    Record
[omnibus account]       U.S. Government                 40.36%                    Record
600 Fifth Avenue    Municipal Money Market              22.96%                    Record
New York, NY 10020

JW Charles Clearing  General Money Market                10.62%                   Record
Corporation as Agent     U.S. Government                  8.43%                    Record
980 North Federal Hwy   Municipal Money Market            7.82%                    Record

Boca Raton, FL 33432


George K. Baum & Co.    U.S. Government                  8.15%                     Record
120 West 12th Street  Municipal Money Market            15.45%                     Record

Kansas City, MO 64105
Reports

The Company furnishes shareholders with semi-annual reports containing information about the Funds and their operations, including a schedule of investments held in the Funds' portfolios and the financial statements for each Fund. The annual financial statements are audited by the Company's independent auditors. The Board of Directors has selected Ernst & Young LLP, 787 Seventh Avenue, New York, NY 10019, as the Company's independent auditors to audit the Funds' financial statements and to review the Funds' tax returns.

SHARE PURCHASES AND REDEMPTIONS

Purchases and Redemptions

A complete description of the manner in which the Company's shares may be purchased, redeemed or exchanged appears in the Prospectus under the captions "How to Purchase Shares," "How to Redeem Shares," and "Exchange Privilege" (under the captions "How to Buy Pilgrim America Shares" and "How to Redeem Pilgrim America Shares" in the Prospectus relating to the Pilgrim America Shares).

The possibility that shareholders who maintain accounts of less than $500 in value ($1,000 in value for Pilgrim America Shares) will be subject to mandatory redemption is also described under the caption "How to Redeem Shares" (under the caption "How to Redeem Pilgrim America Shares" with respect to the Pilgrim America Shares). If the Board of Directors authorizes mandatory redemption of such small accounts, the holders of shares with a value of less than $500 (less than $1,000 for Pilgrim America Shares) will be notified that they must increase their investment to $500 ($1,000 for Pilgrim America Shares) or their shares will be redeemed on or after the 60th day following such notice or pay a fee. The minimum account balance of $1,000 with respect to Pilgrim America Shares is not applicable to IRA accounts. Involuntary redemptions will not be made if the decline in value of the account results from a decline in the net asset value of a share of any of the Funds. The Company does not presently redeem such small accounts and does not currently intend to do so.

The right of redemption  may be suspended or the date of payment  postponed when
(a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

NET ASSET VALUE DETERMINATION

The net asset values of the Funds are determined twice daily as of 12 noon and 4:00 p.m. Eastern time on each day the New York Stock Exchange and the Company's custodian are open for business.

For the purpose of determining the price at which shares of the Funds are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments of a Fund as set forth below; (b) deducting such Fund's liabilities; (c) dividing the resulting amount by the number of shares outstanding of such Fund; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Company to maintain a net asset value per share of $1.00 for each of the Funds.

The debt instruments held in each of the Fund's portfolios are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the entire portfolio. During periods of declining interest rates, the daily yield for a Fund, computed as described under the caption "Dividends and Tax Matters" below, may be higher than a similar computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund results in a lower aggregate portfolio value for such Fund on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in such Fund would receive less investment income. The converse would apply in a period of rising interest rates.

As it is difficult to evaluate the likelihood of exercise or potential benefit of a Stand-by Commitment, described under the caption "Investment Program - Stand-by Commitments," such commitments will be considered to have no value, regardless of whether any direct or indirect consideration is paid for such commitments. Where the Municipal Money Market Fund has paid for a Stand-by Commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

The valuation of the portfolio instruments based upon their amortized cost, the calculation of each Fund's per share net asset value to the nearest whole cent and the concomitant maintenance of the net asset value per share of $1.00 for each of the Funds is permitted in accordance with applicable rules and regulations of the SEC, which require the Funds to adhere to certain conditions. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only instruments having remaining maturities of thirteen months or less and invests only in securities determined by the Manager to be of high quality with minimal credit risk. The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of a Fund's portfolio holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for a Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the shares of the Fund. In the event the Board of Directors determines that such a deviation exists for a Fund, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DIVIDENDS AND TAX MATTERS

Dividends

All of the net income earned by each Fund is declared daily as dividends to the respective holders of record of each Fund. Net income for each of the Funds for dividend purposes (from the time of the immediately preceding determination thereof) consists of (a) interest accrued and discount earned, if any, on the assets of each Fund and any general income of the Company prorated to such Fund based on the relative net assets of such Fund, less (b) amortization of premium and accrued expenses for the applicable dividend period attributable directly to such Fund and general expenses of the Company prorated to such Fund based on the relative net assets of such Fund. The amount of discount or premium on instruments in each Fund's portfolio is fixed at the time of purchase of the instruments. See "Net Asset Value Determination" above. Realized gains and losses on portfolio securities held by each Fund will be reflected in the net asset value of such Fund. Each Fund expects to distribute any net realized short-term gains of such Fund at least once each year, although it may distribute them more frequently if necessary in order to maintain such Fund's net asset value at $1.00 per share. The Funds do not expect to realize net long-term capital gains.

Should any of the Funds incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share or net income per share of a Fund for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of a Fund were reduced, or was anticipated to be reduced, below $1.00, the Board of Directors may suspend further dividend payments with respect to that Fund until the net asset value per share returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which he held shares of the Fund and/or in his receiving upon redemption a price per share lower than the price which he paid.


Dividends on a Fund's shares are normally payable on the first day following the date that a share purchase or exchange order is effective and on the date that a redemption order is effective. The net income of a Fund for dividend purposes is determined as of 12:00 noon Eastern time on each "business day" of the Company, as defined in the Prospectus and immediately prior to the determination of each Fund's net asset value on that day. Dividends are declared daily and reinvested in additional full and fractional shares of each Fund at net asset value. A shareholder may elect to have the declared dividends paid monthly to him by check.


TAX MATTERS

The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY


Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and, with respect to the Municipal Money Market Fund, at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement. If a Fund has net capital loss (i.e., the excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss which can be used to offset capial gains in such years. As of March 31, 1997, Cortland General Fund, U.S. Government Fund and Municipal Fund had capital loss carryforwards of approximately $2,325,981, $715,280, $32,156 respectively, which expire through 2004, 2004 and 2003, respectively. Under code Sections 382, and 383, if a Fund has an "ownership change, " then such Fund's use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the net asset value of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the "IRS")) in effect for the month in which the ownership change occurs (the rate for June is 5.64%). The Funds will use their best efforts to avoid having an ownership change. However, because of circumstances which may be beyond the control or knowledge of a Fund, there can be no assurance that a Fund will not have, or has not already had, an ownership change. If a Fund has or has had an ownership change, then any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards will have to be distributed by the Fund and will be taxable to shareholders as described under "Fund Distributions" below.

In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). For purposes of these calculations, gross income of the Municipal Money Market Fund includes tax-exempt income. However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from such sale or other disposition.


In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of the asset diversification test, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association are treated as U.S. Government securities.


If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to at least the sum of 98% of ordinary taxable income for the calendar year, and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")) and certain undistributed amounts from previous years. (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders.


Each Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.


Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.


The Municipal Money Market Fund intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Municipal Money Market Fund's taxable year at least 50% of the Fund's total assets consists of tax-exempt municipal obligations. Distributions from the Municipal Money Market Fund will constitute exempt-interest dividends to the extent of the Fund's tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Municipal Money Market Fund are excluded from gross income for Federal income tax purposes. However, shareholders required to file federal income tax returns will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for

Federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by the Municipal Money Market Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.


AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.


Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of the Municipal Money Market Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Municipal Money Market Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Municipal Money Market Fund will likely be subject to tax on dividends paid by the Municipal Money Market Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

Investment income that may be received by the Cortland General Money Market Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Cortland General Money Market Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Cortland General Money Market Fund's assets to be invested in various countries is not known.

Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.


Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although they economically constitute a return of capital to the shareholder.


Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) during the year.


Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).


SALE OR REDEMPTION OF FUND SHARES

Each Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Funds will do this. In such a case, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of a Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is
"effectively connected" with a U.S. trade or business carried on by such shareholder.


If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and exempt-interest dividends and amounts retained by the Fund that are designated as undistributed capital gains.


If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


In the case of a foreign noncorporate shareholder, a Fund may be required to withhold U.S. Federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholder furnishes the Fund with proper notification of its foreign status.


The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION AND LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. Federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

YIELD INFORMATION

The yield for each Fund can be obtained by calling your securities dealer or the Distributor at (212) 830-5280 if calling from New Jersey, Alaska or Hawaii, or by calling toll free at (800) 433-1918 if calling from elsewhere in the continental U.S. The yield for the Pilgrim America Shares can be obtained by calling Pilgrim America Securities, Inc. at (800) 331-1080. Quotations of yield on the Funds may also appear from time to time in the financial press and in advertisements.

The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for a Fund will be computed by assuming that an account was established with a single share of such Fund (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of 1%. The Company may also furnish a quotation of effective yield for each Fund that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in each Fund's portfolio and each Fund's operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the Funds. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for one of the Funds with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors, and (d) the taxable or tax-exempt character of all or part of dividends received.

INVESTMENT PROGRAMS AND RESTRICTIONS

INVESTMENT PROGRAMS

Information concerning the fundamental investment objectives of the Company and each Fund is set forth in each Prospectus, respectively, under the captions "Investment Programs" or "Investment Program." The principal features of the investment programs and the primary risks associated with those investment programs of the Company and the Funds are discussed in each Prospectus under the aforementioned captions.

The following is a more detailed description of the portfolio instruments eligible for purchase by the Funds which augments the summary of the Company's and the Funds' investment programs which appears in each Prospectus, under the aforementioned captions. The Company seeks to achieve its objectives by investing in portfolios of short-term instruments rated high quality by a major rating service or determined to be of high quality by Reich & Tang under the supervision of the Board of Directors.

Subsequent to its purchase by a Fund, a particular issue of Money Market Obligations or Municipal Securities, as defined in each Prospectus under the aforementioned captions may cease to be rated, or its rating may be reduced below the minimum required for purchase by the Funds. Neither event requires the elimination of such obligation from a Fund's portfolio, but Reich & Tang will consider such an event to be relevant in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent that the ratings accorded by a nationally recognized statistical rating organization ("NRSRO") for Money Market Obligations or Municipal Securities may change as a result of changes in these rating systems, the Company will attempt to use comparable ratings as standards for its investments in Money Market Obligations and Municipal Securities in accordance with the investment policies contained herein.

The Municipal Money Market Fund may, from time to time, on a temporary or defensive basis, invest in U.S. Government Obligations, Money Market Obligations and repurchase agreements. The Municipal Money Market Fund may invest in these temporary investments, for example, due to market conditions or pending investment of proceeds from sales of shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from such temporary investments will be taxable as ordinary income, the Municipal Money Market Fund intends to minimize taxable income through investment, when possible, in short-term tax-exempt securities, which may include shares of investment companies whose dividends are tax-exempt. (See "Investment Programs and Restrictions - Investment Restrictions" for limitations on the Municipal Money Market Fund's investment in repurchase agreements and shares of other investment companies.) It is a fundamental policy of the Municipal Money Market Fund that the Municipal Money Market Fund's assets will be invested so that at least 80% of the Municipal Money Market Fund's income will be exempt from federal income taxes. However, there is no limitation on the percentage of such income which may constitute an item of tax preference and which may therefore give use to an alternative minimum tax liability for individual shareholders. The Municipal Money Market Fund may hold cash reserves pending the investment of such reserves in Municipal Securities or short-term tax-exempt securities.

The investment objectives and policies of the Company are "fundamental" only where noted. Fundamental policies may only be changed by a vote of the majority of the outstanding shares of the affected Funds. (See "General Information About the Company - The Company and its Shares.") There can be no assurance that the Funds' objectives will be achieved.

The following is a more detailed description of the portfolio instruments eligible for purchase by the Company's three Funds which augments the summary of each Fund's investment program which appears in the Prospectus for the Company and Prospectus for the Pilgrim America Shares under the captions "Investment Programs" or "Investment Program," respectively. The Company seeks to achieve the objectives of its Portfolios by investing in portfolios of money market instruments.

The U.S. Government Fund limits investments to U.S. Government Obligations consisting of marketable securities and instruments issued or guaranteed by the U.S. Government or by certain of its agencies or instrumentalities. Direct obligations are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes and bonds. Obligations of U.S. Government agencies and instrumentalities ("Agencies") are issued by government-sponsored agencies and enterprises acting under authority of Congress. Certain Agencies are backed by the full faith and credit of the U.S. Government, and others are not.

The Cortland General Money Market Fund portfolio may include, in addition to direct U.S. Government Obligations, the following investments:

Agencies that are not backed by the full faith and credit of the U.S. Government, such as obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank.

Bank Instruments which consist mainly of certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit represent short-term interest-bearing deposits of commercial banks and against which certificates bearing fixed rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks, which arise primarily from international commercial transactions. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Cortland General Money Market Fund limits investments to bank instruments described in each Prospectus under the captions "Investment Programs" and "Investment Program."

Corporate Commercial Instruments consisting of short-term unsecured promissory notes issued by corporations to finance short-term credit needs. (See "Investment Program and Restrictions - Investment Ratings" herein for information with respect to commercial paper ratings.) Among the instruments that the Cortland General Money Market Fund may purchase are variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements between the issuer and the payee or its agent whereby the indebtedness on the notes may vary and the interest rate is periodically redetermined.

In addition, the Cortland General Money Market Fund may purchase loan participations, which consist of interests in loans made by banks to corporations, where both the bank and the corporation meet the Company's credit standards. The Cortland General Money Market Fund generally purchases loan participation certificates maturing in seven days or less.

The Municipal Money Market Fund endeavors to achieve its objective by investing in the following securities. Municipal Securities in which the Municipal Money Market Fund may invest include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities, provided that the interest paid thereon qualifies as exempt from Federal income tax in the opinion of bond counsel. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral Federal income tax consequences.
(See "Dividends and Tax Matters - Tax Matters" herein).

The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Municipal Money Market Fund's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such securities in the Municipal Money Market Fund's portfolio will vary from time to time.

For the purpose of diversification, the identification of the issuer of Municipal Securities depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and will be treated as an issue of such government or other agency. Certain Municipal Securities may be secured by the guarantee or irrevocable letter of credit of a major banking institution. In such case, the Municipal Money Market Fund reserves the right to invest up to 10% of its total assets in Municipal Securities guaranteed or secured by the credit of a single bank. Furthermore, if the primary issuer of a Municipal Security or some other non-governmental user which guarantees the payment of interest on and principal of a Municipal Security possesses credit characteristics which qualify an issue of Municipal Securities for a high quality rating from a major rating service (or a determination of high quality by Reich & Tang and the Board of Directors of the Company) without reference to the guarantee or letter of credit of a banking institution, the banking institution will not be deemed to be an issuer for the purpose of applying the foregoing 10% limitation.

From time to time, various proposals to restrict or eliminate the Federal income tax exemption for interest on Municipal Securities have been introduced before Congress. Similar proposals may be introduced in the future, and if enacted, the availability of Municipal Securities for investment by the Municipal Money Market Fund could be adversely affected. In such event, the Board of Directors would reevaluate the investment objective and policies and submit possible changes in the structure of the Municipal Money Market Fund for the consideration of shareholders.

The Company may enter into the following  arrangements with respect to all three
Funds:

1) Repurchase Agreements under which the purchaser (for example, one of the Funds) acquires ownership of an obligation (e.g., a debt instrument or time deposit) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period.

Although the underlying collateral for repurchase agreements may have maturities exceeding one year, a Fund will not enter into a repurchase agreement if as a result of such transaction more than 10% of a Fund's total assets would be invested in illiquid securities, including repurchase agreements expiring in more than seven days. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. In general, the Funds will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities, but total assets will not be the sole determinative factor, and the Funds may enter into repurchase agreements with other institutions which the Board of Directors believes present minimal credit risks. Nevertheless, if the seller of a repurchase agreement fails to repurchase the debt instrument in accordance with the terms of the agreement, the Fund which entered into the repurchase agreement may incur a loss to the extent that the proceeds it realizes on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements are considered to be loans by the Company under the 1940 Act.

2) Reverse Repurchase Agreements involving the sale of money market instruments held by a Fund, with an agreement that the Fund will repurchase the instruments at an agreed upon price and date. A Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions, or in some cases as a technique to enhance income, and only in amounts up to 10% of the value of a Fund's total assets at the time it enters into a reverse repurchase agreement. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account high-quality debt securities having a dollar value equal to the repurchase price. A Fund will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments which would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.

3) Delayed Delivery Agreements involving commitments by a Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary same-day settlement for money market instruments. These commitments may fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Manager can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund. To assure that a Fund will be as fully invested as possible in instruments meeting that Fund's investment objective, a Fund may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days. Until the settlement date, that Fund will set aside in a segregated account high-quality debt securities of a dollar value sufficient at all times to make payment for the delayed delivery securities. Not more than 25% of a Fund's total assets will be committed to delayed delivery agreements and when-issued securities, as described below. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Fund and will be subject to the risks of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. Absent extraordinary circumstances, the Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement. If cash is not available to the Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board of Directors has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board of Directors may restrict the use of delayed delivery agreements if the risk of loss is determined to be material or if it affects the constant net asset value of any of the Funds.

WHEN-ISSUED SECURITIES

Many new issues of Money Market Obligations and Municipal Securities are offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such Money Market Obligations and Municipal Securities with the intention of actually acquiring such securities, but such Fund may sell these securities before the settlement date if it is deemed advisable. No additional when-issued commitments will be made if as a result more than 25% of such Fund's net assets would become committed to purchases of when-issued securities and delayed delivery agreements.

If one of the Funds purchases a when-issued security, it will direct its custodian bank to collateralize the when-issued commitment by establishing a segregated account in the same fashion as required for a Delayed Delivery Agreement. The special custody account will likewise be marked-to-market, and the amount in the special custody account will be increased if necessary to maintain adequate coverage of the when-issued commitments.

Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates rise). Therefore, if, in order to achieve higher interest income, a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of such Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for such Fund to meet its obligations under when-issued commitments, the Fund will do so by using then-available cash flow, by sale of the securities held in the separate account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

A sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from Federal income taxes. The value of when-issued securities on the settlement date may be more or less than the purchase price.

STAND-BY COMMITMENTS

The Municipal Money Market Fund may attempt to improve its portfolio liquidity by assuring same-day settlements on portfolio sales (and thus facilitate the same-day payment of redemption proceeds) through the acquisition of "Stand-by Commitments." A Stand-by Commitment is a right of the Municipal Money Market Fund, when it purchases Municipal Securities for its portfolio from a broker, dealer or other financial institution, to sell the same principal amount of such securities back to the seller, at the Municipal Money Market Fund's option, at a specified price. The Municipal Money Market Fund will acquire Stand-by Commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes, and the acquisition or exercisability of a Stand-by Commitment will not affect the valuation of its underlying portfolio securities, which will continue to be valued in accordance with the method described under "Share Purchases and Redemptions - Net Asset Value Determination." The weighted average maturity of the Municipal Money Market Fund's portfolio will not be affected by the acquisition of a Stand-by Commitment.

The Stand-by Commitments acquired by the Municipal Money Market Fund will generally have the following features: (1) they will be in writing and will be physically held by the Municipal Money Market Fund's custodian; (2) they may be exercised by the Municipal Money Market Fund at any time prior to the underlying security's maturity; (3) they will be entered into only with dealers, banks and broker-dealers who in the Manager's opinion present a minimal risk of default;
(4) the Municipal Money Market Fund's right to exercise them will be unconditional and unqualified; (5) although the Stand-by Commitments will not be transferable, Municipal Securities purchased subject to such commitments could be sold to a third party at any time, even though the commitment was outstanding; and (6) their exercise price will be (i) the Municipal Money Market Fund's acquisition cost of the Municipal Securities which are subject to the commitment (excluding any accrued interest which the Municipal Money Market Fund paid on their acquisition), less any amortized market premium or plus amortized market or original issue discount during the period the securities were owned by the Municipal Money Market Fund, plus (ii) all interest accrued on the securities since the last interest payment date. Since the Municipal Money
Market Fund values its portfolio securities on the amortized cost basis, the amount payable under a Stand-by Commitment will be substantially the same as the value of the underlying security.

The Company expects that Stand-by Commitments generally will be available without the payment of any direct or indirect compensation. However, if necessary and advisable, the Municipal Money Market Fund will pay for Stand-by Commitments, either separately in cash or by paying higher prices for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount "paid" in either manner for outstanding Stand-by Commitments held by the Municipal Money Market Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after any Stand-by Commitment is acquired. The Municipal Money Market Fund expects to refrain from exercising Stand-by Commitments to avoid imposing a loss on a dealer and jeopardizing the Company's business relationship with that dealer, except when necessary to provide liquidity. The Municipal Money Market Fund will not acquire a Stand-by Commitment unless immediately after the acquisition, with respect to 75% of the total amortized cost value of its assets, not more than 5% of such Fund's total amortized cost value of its assets will be invested in Stand-by Commitments with the same institution.

The acquisition of a Stand-by Commitment would not affect the valuation or assumed maturity of the underlying Municipal Securities which, as noted, would continue to be valued in accordance with the amortized cost method. Stand-by Commitments acquired by the Municipal Money Market Fund would be valued at zero in determining net asset value. Where the Municipal Money Market Fund paid any consideration directly or indirectly for a Stand-by Commitment, its cost would be reflected as unrealized depreciation for the period during which the Stand-by Commitment was held by such Fund.

MUNICIPAL PARTICIPATIONS

The Municipal Money Market Fund may invest in participation agreements with respect to Municipal Securities under which the Municipal Money Market Fund acquires an undivided interest in the Municipal Security and pays a bank which sells the participation a servicing fee. The participation agreement will have a variable rate of interest and may be terminated by the Municipal Money Market Fund on seven days' notice, in which event such Fund receives from the issuer of the participation the par value of the participation plus accrued interest as of the date of termination. Before entering into purchases of participations the Company will obtain an opinion of counsel (generally, counsel to the issuer of the participation) or a letter ruling from the Internal Revenue Service to the effect that interest earned with respect to municipal participations qualifies as exempt-interest income under the Code. The Company has been advised that it is the present policy of the Internal Revenue Service not to issue private letter rulings relating to municipal participations. In the absence of an opinion of counsel or a letter ruling from the Internal Revenue Service, the Municipal Money Market Fund will refrain from investing in participation agreements.

INVESTMENT RESTRICTIONS

The most significant investment restrictions applicable to the Company's investment programs are set forth in the Prospectus under the caption "Three Investment Programs - Investment Restrictions" (under the caption "Investment Program - Investment Restrictions" for the Pilgrim America Shares). Additionally, as a matter of fundamental policy which may not be changed without a majority vote of shareholders (as that term is defined in each Prospectus under the caption "General Information - Organization of the Trust and Description of Shares"), none of the Funds will:

1) purchase any Money Market Obligation or Municipal Security, if, as a result of such purchase, more than 5% of a Fund's total assets would be invested in securities of issuers, which, with their predecessors, have been in business for less than three years;

2) invest in shares of any other investment company, other than in connection with a merger, consolidation, reorganization or acquisition of assets; except that the Municipal Money Market Fund may invest up to 10% of its assets in securities of other investment companies (which also charge investment advisory fees) and then only for temporary purposes in investment companies whose dividends are tax-exempt, provided that the Municipal Money Market Fund will not invest more than 5% of its assets in securities of any one investment company nor purchase more than 3% of the outstanding voting stock of any investment company;

3) invest more than 10% of the value of a Fund's total assets in illiquid securities, including variable amount master demand notes (if such notes provide for prepayment penalties) and repurchase agreements with remaining maturities in excess of seven days;

4) invest in companies for the purpose of exercising control;

5) underwrite any issue of securities, except to the extent that the purchase of securities, either directly from the issuer or from an underwriter for an issuer, and the later disposition of such securities in accordance with the Funds' investment programs, may be deemed an underwriting;

6) purchase or sell real estate, but this shall not prevent investments in securities secured by real estate or interests therein;

7) sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

8) purchase or retain securities of an issuer if, to the knowledge of the Company, the directors and officers of the Company and the Manager, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer;

9) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and reverse repurchase agreements and then only in an amount up to 15% of the value of any Fund's total assets at the time of borrowing or entering into a reverse repurchase agreement; or

10) purchase or sell commodities or commodity futures contracts or interests in oil, gas or other mineral exploration or development program (a Fund may, however, purchase and sell securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

In order to permit the sale of the Funds' shares in certain states, the Company may make commitments more restrictive than the restrictions described above. Should the Company determine that any such commitment is no longer in the best interest of the Funds and their shareholders it will revoke the commitment by terminating sales of its shares in the state(s) involved. Pursuant to one such commitment, the Company has agreed that the Cortland General Money Market Fund will not invest in: (i) warrants; (ii) real estate limited partnerships; or
(iii) oil, gas or mineral leases.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

PORTFOLIO TRANSACTIONS

The Manager is responsible for decisions to buy and sell securities for the Company, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Company are usually principal transactions, the Funds incur little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Company may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

The Company does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity. However, the Manager may seek to enhance the yield of the Funds by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. The Manager may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with the Manager's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Each Fund is required to maintain an average weighted portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less. Both may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on U.S. Government Obligations, Agencies, Money Market Obligations and Municipal Securities, the high rate of portfolio turnover is not expected to have a material effect on the Funds' net income or expenses.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of shareholders of the Company rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

The Manager and its affiliates manage several other investment accounts, some of which may have objectives similar to the Funds'. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Funds and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Funds and such accounts in a manner deemed equitable by the Manager. The Manager may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the three Funds will be made in the same way that such purchases are allocated among or combined with those of other Reich & Tang accounts. Simultaneous transactions could adversely affect the ability of a Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

Provisions of the 1940 Act and rules and regulations thereunder have also been construed to prohibit the Funds' purchasing securities or instruments from or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed by the Manager. The Funds have obtained an order of exemption from the SEC which would permit the Funds to engage in transactions with such a 5% holder, if the 5% holder is one of the 50 largest U.S. banks measured by deposits. Purchases from these 5% holders will be subject to quarterly review by the Board of Directors including those directors who are not "interested persons" of the Company. Additionally, such purchases and sales will be subject to the following conditions: (1) the Company will maintain and preserve a written copy of the internal control procedures for the monitoring of such transactions, together with a written record of any such transactions setting forth a description of the security purchased or sold, the identity of the purchaser or seller, the terms of the purchase or sale transaction and the information or materials upon which the determinations to purchase or sell each security were made; (2) each security to be purchased or sold by a Fund will be: (i) consistent with such Fund's investment policies and objectives; (ii) consistent with the interests of shareholders of such Fund; and
(iii) comparable in terms of quality, yield, and maturity to similar securities purchased or sold during a comparable period of time; (3) the terms of each transaction will be reasonable and fair to shareholders of the Funds and will not involve overreaching on the part of any person; and (4) each commission, fee, spread or other remuneration received by a 5% holder will be reasonable and fair compared to the commission, fee, spread or other remuneration received by other brokers or dealers in connection with comparable transactions involving similar securities purchased or sold during a comparable period of time and will not exceed the limitations set forth in Section 17(e)(2) of the 1940 Act.

INVESTMENT RATINGS


The following is a description of the two highest commercial paper, bond, municipal bond and other short- and long-term categories assigned by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps ("Duff"), and IBCA Inc. and IBCA Limited ("IBCA"):


COMMERCIAL PAPER AND SHORT-TERM RATINGS

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

BOND AND LONG-TERM RATINGS

Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and in the majority of instances, differ only in small degrees from issues rated AAA.

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are general referred to as "gilt edge." Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and are liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated Duff-1 are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA.

Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

MUNICIPAL BOND RATINGS

S&P's Municipal Bond Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighed in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other facts are also important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain circumstances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, federal or state guaranty, or the automatic withholding and use of state aid to pay the default debt service.

AAA

These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenants, earning tests for issuance of additional bonds, and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA

The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the AAA category. Bonds rated "AA" have the second strongest capacity for payment of debt service.

S&P's bond letter ratings may be modified by the addition of a plus (+) or a minus (-) sign which designates a bond's relative quality within the major rating categories, except in the AAA category.

S&P Tax-Exempt Demand Bonds Ratings

S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are used to denote the put option (e.g., "AAA/A-1+").

Moody's Municipal Bond Ratings

Aaa

Bonds which are judged to be of the highest quality are rated "Aaa." They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be anticipated are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as "high grade" bonds. They are rated lower than the Aaa bonds because margins of protection may not be as large as the Aaa securities or the fluctuation of protective elements may be of greater amplitude, or other elements may be present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's State and Municipal Short-Term Ratings

Moody's assigns state and municipal notes, as well as other short-term obligations, a Moody's Investment Grade ("MIG") rating. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in evaluating bond risk may be less important over the short run.

MIG 1

Notes bearing this designation are of the best quality. The notes enjoy strong "protection" by established cash flows, superior liquidity support or a demonstrated broad-based access to the market for refinancing.

MIG 2

Notes bearing this designation are of high quality. Margins of protection are ample although not as large as in the preceding group.

Moody's Tax-Exempt Demand Ratings

Moody's assigns issues which have demand features (i.e., variable rate demand obligations) a VMIG symbol. This symbol reflects such characteristics as payment upon periodic demand rather than fixed maturity, and payment relying on external liquidity. The VMIG rating is modified by the numbers 1, 2 or 3. VMIG1 represents the best quality in the VMIG category and VMIG2 represents high quality.

International and U.S. Bank Ratings

An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

================================================================================



Shareholders and Board of Directors
Cortland Trust, Inc.



We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Cortland Trust, Inc. (comprising, respectively, the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund) as of March 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights (Note 5) for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Cortland Trust, Inc. at March 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights (Note 5) for each of the indicated years, in conformity with generally accepted accounting principles.



                                                  \s\ Ernst & Young LLP


  May 1, 1997
  New York, New York

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
MARCH 31, 1997
================================================================================

                                                                                                            Ratings
                                                                                                       -----------------
     Face                                                         Maturity                 Value                Standard
    Amount                                                          Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                          ----     -----        ------       -------    ------
Commercial Paper (27.00%)
----------------------------------------------------------------------------------------------------------------------
 $   10,000,000  Asset Securities Corporations                    05/28/97   5.35%    $   9,916,558      P1         A1+
     13,000,000  Asset Securities Corporations                    05/28/97   5.42        12,890,291      P1         A1+
     15,000,000  Banque International A Luxembourg                05/21/97   5.34        14,890,208      P1         A1+
     20,000,000  Compagnie Bancaire                               04/14/97   5.36        19,961,650      P1         A1
     20,000,000  Compagnie Bancaire                               04/24/97   5.43        19,931,511      P1         A1
      7,000,000  Compagnie Bancaire                               05/19/97   5.47         6,950,347      P1         A1
     20,000,000  Compagnie Bancaire                               08/18/97   5.45        19,590,722      P1         A1
     10,000,000  Compagnie Bancaire                               09/23/97   5.82         9,724,861      P1         A1
     10,000,000  Cosmair, Inc.
                 Guaranteed By L'oreal                            04/16/97   5.42         9,977,708      P1
     50,000,000  Dresdner U.S. Finance                            04/01/97   6.25        50,000,000      P1         A1+
     20,000,000  GTE Corporation(a)                               04/10/97   5.37        19,973,300
     20,000,000  GTE Corporation(a)                               04/10/97   5.36        19,973,300
     10,000,000  Goldman Sachs & Co.                              04/04/97   5.91         9,995,084
     10,000,000  Kingdom of Sweden                                06/27/97   5.57         9,870,708      P1         A1+
     15,000,000  Merrill Lynch & Company, Incorporated            04/09/97   5.36        14,982,233      P1         A1+
     25,000,000  Morgan Stanley, Inc.                             05/15/97   5.38        24,837,750      P1         A1+
     10,000,000  National Bank of Canada                          05/15/97   5.37         9,935,222      P1         A1
     10,000,000  Receivable Capital Corporation                   04/11/97   5.37         9,985,167      P1         A1
     10,000,000  Receivable Capital Corporation                   04/15/97   5.39         9,979,156      P1         A1
     20,000,000  Receivable Capital Corporation                   05/12/97   5.64        19,872,444      P1         A1
     10,000,000  Receivable Capital Corporation                   04/28/97   5.43         9,959,500      P1         A1
     15,000,000  Sigma Finance Corporation                        05/01/97   5.46        14,932,750      P1         A1+
     20,000,000  Sigma Finance Corporation                        05/06/97   5.42        19,895,972      P1         A1+
     20,000,000  Sigma Finance Corporation                        07/07/97   5.52        19,710,617      P1         A1+
     20,000,000  Sigma Finance Corporation                        07/25/97   5.57        19,653,722      P1         A1+
     15,000,000  Unifunding                                       04/10/97   5.43        14,979,900      P1         A1
     10,000,000  Unifunding                                       07/29/97   5.54         9,821,831      P1         A1
---------------                                                                       -------------
    435,000,000  Total Commercial Paper                                                 432,192,512
---------------                                                                       -------------
Domestic Certificates of Deposit (2.81%)
----------------------------------------------------------------------------------------------------------------------
 $   25,000,000  Union Bank of California                         07/22/97   5.56%    $  25,000,000      P1         A1
     20,000,000  Union Bank of California                         04/09/97   5.50        20,000,000      P1         A1
---------------                                                                       -------------
     45,000,000  Total Domestic Certificates of Deposit                                  45,000,000
---------------                                                                       -------------




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                            Ratings
                                                                                                       -----------------
     Face                                                         Maturity                 Value                Standard
    Amount                                                          Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                          ----     -----        ------       -------    ------
Eurodollar Certificate of Deposit (1.25%)
------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Abbey National PLC                               08/21/97   5.50%    $  19,994,239      P1         A1+
 --------------                                                                       -------------
     20,000,000  Total Eurodollar Certificate of Deposit                                 19,994,239
 --------------                                                                       -------------
Japanese Eurodollar Certificates of Deposit (2.00%)
-------------------------------------------------------------------------------------------------------------------------
 $   25,000,000  Norinchukin Bank Ltd.                            04/03/97   5.48%    $  25,000,014      P1         A1+
      7,000,000  Sumitomo Bank                                    04/25/97   5.80         6,999,434      P1         A1
 --------------                                                                       -------------
     32,000,000  Total Japanese Eurodollar Certificates of Deposit                       31,999,448
 --------------                                                                       -------------
Japanese Yankee Certificates of Deposit (6.56%)
--------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Bank of Tokyo - Mitsubishi                       04/16/97   5.59%    $  20,000,129      P1         A1
     20,000,000  Bank of Tokyo - Mitsubishi                       05/13/97   5.51        20,000,230      P1         A1
     20,000,000  Fuji Bank, Ltd.(a)                               04/14/97   5.55        20,000,072      P1
     25,000,000  Fuji Bank, Ltd.(a)                               04/07/97   5.55        25,000,041      P1
     20,000,000  Norinchukin Bank, Ltd.                           04/28/97   5.75        20,000,149      P1         A1+
 --------------                                                                       -------------
    105,000,000  Total Japanese Yankee Certificates of Deposit                          105,000,621
 --------------                                                                       -------------
Letter of Credit Commercial Paper (18.90%)
--------------------------------------------------------------------------------------------------------------------------
 $   10,000,000  Banco Bradesco (S.A.) Grand Cayman
                 LOC Barclays Bank PLC                            06/06/97   5.42%    $   9,902,283      P1         A1+
     10,000,000  Banco Bradesco (S.A.) Grand Cayman
                 LOC Barclays Bank PLC                            04/28/97   5.50         9,959,875      P1         A1+
     20,000,000  Banco Rio de La Plata
                 LOC Bayerische Vereinsbank, A.G.                 10/30/97   5.62        19,364,000      P1         A1+
     22,000,000  Banco Rio de La Plata
                 LOC Bayerische Vereinsbank, A.G.                 10/29/97   5.59        21,307,568      P1         A1+
     10,000,000  Bancomer S.A.
                 LOC Bank of Montreal                             09/24/97   5.72         9,728,667      P1         A1+
     20,000,000  Beal Cayman Limited
                 LOC Westdeutsche Landesbank Girozentrale         06/13/97   5.40        19,785,056      P1         A1+
     20,000,000  Beal Cayman Limited
                 LOC Westdeutsche Landesbank Girozentrale         07/14/97   5.42        19,693,778      P1         A1+
     10,000,000  Beal Cayman Limited
                 LOC Westdeutsche Landesbank Girozentrale         07/07/97   5.40         9,857,464      P1         A1+
     10,000,000  Galicia, Buenos Aires Funding Corporation
                 LOC Dresdner Bank A.G.                           09/16/97   5.46         9,753,133      P1         A1+



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                             Ratings
                                                                                                       -----------------
     Face                                                         Maturity                 Value                Standard
    Amount                                                          Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                          ----     -----        ------       -------    ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------
 $   15,000,000  Garanti Funding Corporation II
                 LOC Bayerische Vereinsbank, A.G.                 06/05/97   5.46%    $  14,854,833      P1         A1+
     15,000,000  Garanti Funding Corporation II
                 LOC Bayerische Vereinsbank, A.G.                 06/04/97   5.46        14,857,067      P1         A1+
      5,000,000  Guangdong Enterprise Limited
                 LOC Credit Suisse                                05/21/97   5.45         4,963,125      P1         A1+
     15,000,000  Guangdong Enterprise Limited
                 LOC Credit Suisse                                08/11/97   5.48        14,706,850      P1         A1+
     10,000,000  Guangdong Enterprise Limited
                 LOC Credit Suisse                                05/19/97   5.47         9,929,067      P1         A1+
     15,000,000  Hyundai Motor Finance Company
                 LOC Bank of America                              04/25/97   5.50        14,946,500      P1         A1+
     10,000,000  Minmetals Capital & Securities, Incorporated
                 LOC Credit Suisse                                05/01/97   5.50         9,955,417      P1         A1+
     10,000,000  Minmetals Capital & Securities, Incorporated
                 LOC Credit Suisse                                05/29/97   5.45         9,914,611      P1         A1+
     10,000,000  Minmetals Capital & Securities, Incorporated
                 LOC Credit Suisse                                08/12/97   5.43         9,804,194      P1         A1+
     15,000,000  Petroleo Brasileiro S.A.
                 LOC Barclays Bank PLC                            05/08/97   5.45        14,918,292      P1         A1+
     10,000,000  Petroleo Brasileiro S.A.
                 LOC Barclays Bank PLC                            05/12/97   5.44         9,939,639      P1         A1+
     20,000,000  Petroleo Brasileiro S.A.
                 LOC Barclays Bank PLC                            08/15/97   5.50        19,601,067      P1         A1+
     15,000,000  Unibanco Brasileiros S.A.
                 LOC Westdeutsche Landesbank Girozentrale         06/11/97   5.47        14,842,469      P1         A1+
     10,000,000  Unibanco Brasileiros S.A.
                 LOC Westdeutsche Landesbank Girozentrale         04/17/97   5.44         9,975,911      P1         A1+
 --------------                                                                        -------------
    307,000,000  Total Letter of Credit Commercial Paper                                302,560,866
 --------------                                                                        -------------
Master Notes (6.87%)
------------------------------------------------------------------------------------------------------------------------
 $   50,000,000  Donaldson, Lufkin & Jenrette, Inc.(e)            02/05/98   5.49%    $  50,000,000
     25,000,000  Goldman Sachs & Co. (f)                          08/01/97   6.85        25,000,000
     35,000,000  Morgan (J.P.) Securities Inc.(b)                 07/08/97   5.44        35,000,000
 --------------                                                                       -------------
    110,000,000  Total Master Notes                                                     110,000,000
 --------------                                                                       -------------



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                               Ratings
                                                                                                         -----------------
     Face                                                           Maturity                 Value                Standard
    Amount                                                            Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                            ----     -----        ------       -------    ------
Medium Term Notes (4.37%)
--------------------------------------------------------------------------------------------------------------------------
 $   50,000,000  First U.S.A. Credit Master Trust - Series 1995-96
                 Class A (Steers)(c)                                12/10/97   5.44%    $  50,000,000      Aaa        AAA
     20,000,000  Royal Bank of Canada                               01/07/98   5.75        19,998,525      P1         A1+
 --------------                                                                         -------------
     70,000,000  Total Medium Term Notes                                                   69,998,525
 --------------                                                                         -------------
Other Notes (13.28%)
--------------------------------------------------------------------------------------------------------------------------
 $    1,300,000  2150 Investment Company Floating Rate Demand
                 Taxable Notes - Series 1997(d)
                 LOC Fifth Third Bank                               02/01/17   5.75%    $   1,300,000
      5,000,000  California Department of Water Resources
                 (Control Valley Project) Water System RB - Series R-V(d)
                 LOC Canadian Imperial Bank of Commerce             12/01/24   5.35         5,000,000
      6,000,000  Cheney Brothers Inc.(d)
                 LOC First Union National Bank of North Carolina    12/01/16   5.70         6,000,000
     24,400,000  Cleveland, OH Taxable RB
                 LOC Credit Suisse/Union Bank of Switzerland        04/07/97   5.39        24,400,000      Aaa        AAA
      2,075,000  Consolidated Equities, L.L.C.
                 Taxable VRDN - Series 1995(d)
                 LOC Old Kent Bank & Trust Co.                      12/01/25   5.75         2,075,000
      2,600,000  G&J Land Management Variable Tare
                 Taxable Demand Notes - Series 1996(d)
                 LOC Fifth Third Bank                               12/01/17   5.75         2,600,000
     20,900,000  General Electric Engine Receivables 1995-1 Trust
                 VR Guaranteed Notes(g)
                 LOC General Electric Capital Corporation           02/14/00   5.74        20,900,000       P1        A1+
      9,900,000  General Electric Engine Receivables 1996-1 Trust
                 VR Guaranteed Notes(h)
                 LOC General Electric Capital Corporation           02/14/01   5.67         9,900,000
      1,000,000  KBL Capital Fund, Inc Taxable VRDN - Series 1995 G(d)
                 LOC Old Kent Bank & Trust Co.                      07/01/17   5.75         1,000,000                 A
      2,325,000  KBL Capital Fund, Inc. Taxable VRDN - Series 1995 A(d)
                 LOC Old Kent Bank & Trust Co.                      07/01/05   5.75         2,325,000                 A
      4,400,000  Maryland Health & Higher Educational Facilities
                 Authority RB (North Arundale Hospital)(d)
                 LOC Mellon Bank, N.A.                              07/01/27   5.75         4,400,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                               Ratings
                                                                                                         -----------------
     Face                                                           Maturity                 Value                Standard
    Amount                                                            Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                            ----     -----        ------       -------    ------
Other Notes (Continued)
--------------------------------------------------------------------------------------------------------------------------
 $    1,945,000  Michigan HEFA(d)
                 LOC Old Kent Bank & Trust Co.                      10/01/16   5.75%    $   1,945,000
      7,500,000  Mississippi Business Finance Corporation IDRB
                 (Howard Industries, Inc.) - Series 1995(d)
                 LOC National Bank of Detroit                       06/01/10   5.85         7,500,000      P1
      4,500,000  New Federal Cold Storage,
                 Incorporated Project - Series 199C(d)
                 LOC National City Bank, Northwest                  08/01/11   5.75         4,500,000
     10,000,000  New York City General Obligation Bonds - Series B-11
                 FGIC Insured                                       05/23/97   5.52        10,000,000
     16,800,000  Oakland Alameda County Coliseum Authority Lease RB
                 (Oakland Coliseum Project) - Series B-2
                 LOC Canadian Imperial Bank of Commerce             04/03/97   5.34        16,800,000
      4,000,000  Prince William County, VA Taxable Notes - Series A(d)
                 LOC Wachovia Bank & Trust Co., N.A.                03/01/17   5.68         4,000,000     VMIG-1
     25,000,000  SSM Trust 1996-1(e)                                05/29/97   5.74        25,000,000       P1      A1+
     19,000,000  State of Missouri HEFA
                 (SSM Health Care System) 1995 - Series D(d)
                 MBIA Insured                                       06/01/24   5.65        19,000,000      Aaa      AAA
     11,000,000  State of Oregon Taxable Economic Development RB
                 (Georgia Pacific Corp.) - Series 1995 B
                 LOC Commerzbank A.G.                               05/09/97   5.55        11,000,000       P1      A1+
      7,800,000  Stone Creek, L.L.C.
                 Taxable Variable Rate Securities - Series 1995(d)
                 LOC Columbus Bank & Trust Company                  08/01/20   5.85         7,800,000       P1
     17,500,000  The Medical Clinic Board of The City Mobile, AL
                 (Spring Hill Medical Complex) Taxable RB(d)
                 LOC Amsouth Bank N.A.                              09/01/11   5.70        17,500,000       P1
      1,675,000  Walt Sweeney Ford
                 Floating Rate Demand Notes - Series 1996(d)
                 LOC Fifth Third Bank                               01/01/12   5.75         1,675,000
      6,000,000  Winston - Salem, NC COP                            04/02/97   5.38         6,000,000     VMIG-1
 --------------                                                                         -------------
    212,620,000  Total Other Notes                                                        212,620,000
 --------------                                                                         -------------


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                                 Ratings
                                                                                                            -----------------
     Face                                                              Maturity                 Value                Standard
    Amount                                                               Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                               ----     -----        ------       -------    ------
Repurchase Agreement, Overnight (3.19%)
-----------------------------------------------------------------------------------------------------------------------------
 $   51,000,000  Donaldson, Lufkin & Jenrette, Inc., dated 03/31/97
                 (Collateralized by:
                 $11,087,000 U.S. Treasury Notes,
                 5.000% to 5.500%, due 01/31/98 to 04/15/00
                 $9,041,000 U.S. Treasury Bonds, 10.625% to 13.875%,
                 due 05/15/03 to 08/15/15
                 $9,400,000 Fannie Mae Medium Term Debentures,
                 5.910% to 7.590%, due 02/25/00 to 10/04/06
                 $1,995,000 Fannie Mae Debentures, 5.875% to 6.950%,
                 due 02/02/06 to 11/13/06
                 $675,000 Federal Home Loan Medium Term Notes,
                 5.625% due 02/12/98
                 $645,000 Freddie Mac Discount Notes, 0.000%, due 04/10/97
                 $9,500,000 Federal Home Loan Consol Bond,
                 5.490% to 6.850%, due 10/03/97 to 01/02/98
                 $5,570,000 Federal Home Loan Discount Note, 0.000%, due 09/08/97
                 $1,000,000 Farm Credit Systemwide Bond, 5.600%,
                 due 11/03/97 proceeds $51,009,223)                    04/01/97    6.51%   $  51,000,000
 --------------                                                                            -------------
     51,000,000  Total Repurchase Agreement, Overnight                                        51,000,000
 --------------                                                                            -------------
Short Term Bank Notes (3.12%)
-----------------------------------------------------------------------------------------------------------------------------
 $   30,000,000  Bank of America                                       04/18/97   5.47%    $  30,000,000    P1         A1+
     20,000,000  Bank of America, San Francisco Bank Notes             07/07/97   5.45        20,000,000    P1         A1+
 --------------                                                                            -------------
     50,000,000  Total Short Term Bank Notes                                                  50,000,000
 --------------                                                                            -------------
Time Deposit (4.06%)
-----------------------------------------------------------------------------------------------------------------------------
 $   65,000,000  PNC Capital Markets, Inc.                             04/01/97   6.75%    $  65,000,000    P1         A1
 --------------                                                                            -------------
     65,000,000  Total Time Deposit                                                           65,000,000
 --------------                                                                            -------------
Yankee Certificates of Deposit (6.25%)
-----------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Canadian Imperial Bank of Commerce                    04/15/97   5.33%    $  20,000,000    P1         A1+
     20,000,000  Canadian Imperial Bank of Commerce                    05/21/97   5.56        20,000,000    P1         A1+
     15,000,000  National Westminster Bank                             04/14/97   5.42        15,000,205    P1         A1+
     20,000,000  Rabobank Nederland                                    04/18/97   5.49        20,000,092    P1         A1+
     25,000,000  Societe Generale                                      07/14/97   5.45        25,000,000    P1         A1+
 --------------                                                                            -------------
    100,000,000  Total Yankee Certificates of Deposit                                        100,000,297
 --------------                                                                            -------------
                 Total Investments (99.66%) (Cost $1,595,366,508+)                         1,595,366,508
                 Cash and Other Assets, Net of Liabilities (0.34%)                             5,443,085
                                                                                           -------------
                 Net Assets (100.00%)                                                     $1,600,809,593
                                                                                          ==============
                 +     Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 1997
================================================================================




FOOTNOTES:

(a) These are split rated securities, given the highest ratings by at least two nationally recognized rating agencies.

(b) The interest rate is adjusted monthly based upon the one month LIBOR flat, daily put option.

(c)  The interest rate is reset monthly based upon the one month LIBOR.

(d) These securities have a 7 day put feature exercisable by the Fund at par value. Rate changes weekly.

(e) The interest rate is adjusted monthly based upon the one month LIBOR rate plus 5 basis points.

(f) The interest rate is adjusted daily based upon the opening of Federal Funds plus ten basis points, daily put option.

(g) The interest rate is adjusted weekly based upon the commercial paper composite plus five basis points, weekly put option.

(h) The interest rate is adjusted weekly based upon one month LIBOR minus one basis point, weekly put option.


KEY:
     COP      =   Certificate of Participation                       RB       =     Revenue Bond

     HEFA     =   Health and Education Facilities Authority          VR       =     Variable Rate

     IDRB     =   Industrial Development Revenue Bond                VRDN     =     Variable Rate Demand Note

     LOC      =   Letter of Credit








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
MARCH 31, 1997
================================================================================

       Face                                                   Maturity                    Value
      Amount                                                    Date        Yield       (Note 2)
      ------                                                    ----        -----        ------
U. S. Government Agencies (78.10%)
----------------------------------------------------------------------------------------------------------------------
 $    5,000,000  Federal Farm Credit Bank                     05/01/97      5.24%     $   5,000,000
      9,000,000  Federal Farm Credit Bank                     03/03/98      5.35          9,000,000
      3,500,000  Federal Home Loan Bank                       07/07/97      5.39          3,450,348
      5,000,000  Federal Home Loan Bank                       07/10/97      5.37          4,927,292
      5,000,000  Federal Home Loan Bank                       07/25/97      5.41          4,915,826
      5,000,000  Federal Home Loan Bank                       08/18/97      5.33          4,899,611
      5,000,000  Federal Home Loan Bank                       09/16/97      5.66          4,871,550
      5,000,000  Federal Home Loan Bank                       09/30/97      5.43          4,867,545
      5,000,000  Federal Home Loan Mortgage Corporation       04/16/97      5.31          4,989,083
      5,000,000  Federal Home Loan Mortgage Corporation       05/02/97      5.32          4,977,396
      5,000,000  Federal Home Loan Mortgage Corporation       05/12/97      5.30          4,970,247
      5,000,000  Federal Home Loan Mortgage Corporation       05/28/97      5.30          4,958,556
     10,000,000  Federal Home Loan Mortgage Corporation       06/13/97      5.40          9,891,919
      5,000,000  Federal National Mortgage Association        04/04/97      5.68          4,999,972
      5,000,000  Federal National Mortgage Association        04/15/97      5.32          4,989,792
      5,000,000  Federal National Mortgage Association        04/28/97      5.38          4,980,350
      5,000,000  Federal National Mortgage Association        05/02/97      5.33          4,977,353
      7,090,000  Federal National Mortgage Association        05/13/97      5.25          7,047,070
     10,000,000  Federal National Mortgage Association        05/16/97      5.38          9,934,125
     10,000,000  Federal National Mortgage Association        05/23/97      5.23          9,925,394
      5,000,000  Federal National Mortgage Association        07/17/97      5.48          4,921,831
      5,000,000  Federal National Mortgage Association        07/21/97      5.41          4,918,754
     10,000,000  Federal National Mortgage Association        08/25/97      5.31          9,790,125
      3,326,000  Kirksville College of Osteopathic Medicare, Inc.
                 Educational Loan Revenue Notes - Series A
                 LOC Student Loan Marketing Association       06/25/97      5.63          3,282,415
      5,000,000  Student Loan Marketing Association (a)       04/10/97      5.55          5,000,000
      5,000,000  Student Loan Marketing Association (a)       05/08/97      5.56          5,000,000
      5,000,000  Student Loan Marketing Association (a)       08/21/97      5.59          5,000,000
      5,000,000  Student Loan Marketing Association (a)       09/18/97      5.54          5,000,000
      5,000,000  Student Loan Marketing Association (a)       10/03/97      5.45          5,005,237
      5,000,000  Tennessee Valley Authority                   05/29/97      5.28          4,958,031
 --------------                                                                       -------------
    172,916,000  Total U. S. Government Agencies                                        171,449,822
 --------------                                                                       -------------



--------------------------------------------------------------------------------
                        See Note to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

       Face                                                   Maturity                    Value
      Amount                                                    Date        Yield       (Note 2)
      ------                                                    ----        -----        ------
Repurchase Agreement, Overnight (21.41%)
----------------------------------------------------------------------------------------------------------------------
 $   47,000,000  Morgan (J.P.) Securities, Inc., dated 03/31/97
                 (Collateralized by:
                 $25,945,000 Resolution Funding Corporation
                 Strip Interest 0.000%, due 04/15/18,
                 $10,000,000 Resolution Funding Corporation Bond
                 8.625%, due 01/15/21,
                 $11,870,000 Fannie Mae Medium Term Debentures
                 0.000%, due 01/28/00,
                 $5,450,000 Fannie Mae Commercial Paper
                 7.900%, due 04/10/97,
                 $13,325,000 Federal Home Loan Discount Note
                 0.000%, due 04/01/97) proceeds $47,008,225    04/01/97     6.30%     $  47,000,000
 --------------                                                                       -------------
     47,000,000  Total Repurchase Agreement, Overnight                                   47,000,000
 --------------                                                                       -------------
                 Total Investments (99.51%) (Cost $218,449,822+)                        218,449,822
                 Cash and Other Assets, Net of Liabilities (0.49%)                        1,071,194
                                                                                      -------------
                 Net Assets (100.00%)                                                 $ 219,521,016
                                                                                      =============

                +    Aggregate cost for federal income tax purposes is identical.


FOOTNOTE

 (a) This is a variable rate Student Loan Marketing Association Short Term Note. The interest rate is adjusted weekly based upon the 3-month Treasury Bill Auction.















--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
MARCH 31, 1997
================================================================================

                                                                                                                    Ratings (a)
                                                                                                               -----------------
     Face                                                                 Maturity                Value                 Standard
    Amount                                                                  Date      Yield      (Note 2)      Moody's  & Poor's
    ------                                                                  ----      -----       ------       -------    ------
Other Tax Exempt Investments (17.26%)
--------------------------------------------------------------------------------------------------------------------------------
 $    4,028,000  Borough of Somerville, NJ (County of Somerset) BAN       02/19/98    3.67%  $   4,036,260
      5,000,000  East Allen, Indiana School Corporation TAW               12/31/97    3.78       5,000,000
      5,000,000  Jersey City, NJ BAN                                      02/05/98    3.74       5,002,421                 SP-1
      2,500,000  Kanawha County, WV Commercial Development
                 Revenue Refunding Bonds (May Dept. Stores Project)       06/01/97    3.72       2,507,970                  A
      5,000,000  School District of Greenville County,
                 SC GO Bonds - Series 1997                                03/01/98    3.64       5,037,696
      5,000,000  State of Texas TRAN                                      08/29/97    3.90       5,015,804      VMIG-1     SP-1+
      5,000,000  Strafford County, NH TAN                                 12/30/97    3.75       5,018,228
      5,000,000  Suffolk County, NY Brentwood UFSD TAN                    06/30/97    4.04       5,004,658
 --------------                                                                              -------------
     36,528,000  Total Other Tax Exempt Investments                                             36,623,037
 --------------                                                                              -------------
Other Variable Rate Demand Instruments (b) (47.63%)
-------------------------------------------------------------------------------------------------------------------------------
 $    1,900,000  Allegheny County, PA HDA RB
                 (Allegheny General Hospital) - Series B
                 LOC Morgan Guaranty Trust Company                        09/01/10    3.45%  $   1,900,000      VMIG-1     A1+
      4,580,000  Arlington County, VA IDA (Air Force Association Project)
                 LOC Central Fidelity Bank                                07/01/98    3.55       4,580,000
      1,000,000  Carthage, MO IDA IDRB (Leggett & Platt, Inc.)
                 LOC Union Bank of Switzerland                            09/01/30    3.60       1,000,000
      2,300,000  Charlotte, NC Airport RB
                 MBIA Insured                                             07/01/16    3.35       2,300,000      VMIG-1     A1
      3,400,000  Daviess County, KY Solid Waste Disposal Facilities RB
                 (Scott Paper Co. Project) - Series A                     12/01/23    3.90       3,400,000       P1        A1+
      1,000,000  Delaware County, PA IDA (Scott Paper Company)-Series A   12/01/18    3.45       1,000,000       P1        A1+
      1,540,000  Elkhart County, IN EDRB (Burger Diary Corporation Project)
                 LOC Old Kent Bank & Trust Co.                            12/01/11    3.45       1,540,000                 A1
      1,300,000  Florida HFA MHRB (Falls of Venice Project)
                 LOC PNC Bank                                             12/01/11    3.75       1,300,000       P1        A1
      1,380,000  Fulton County, GA RDA (Darby Printing Company)
                 LOC Wachovia Bank & Trust Co., N.A.                      04/01/11    3.90       1,380,000
      9,400,000  Gulf Coast IDA Solid Waste Disposal RB
                 (Citgo Petroleum Corporation Project) - Series 1995
                 LOC NCNB                                                 05/01/25    3.95       9,400,000      VMIG-1
      2,480,000  Haleyville, AL IDA IDRB (Cusseta Wood Inc. Project)
                 LOC Columbus Bank & Trust Company                        11/01/04    3.65       2,480,000       P1


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                                   Ratings (a)
                                                                                                               -----------------
     Face                                                                 Maturity                Value                 Standard
    Amount                                                                  Date      Yield      (Note 2)      Moody's  & Poor's
    ------                                                                  ----      -----       ------       -------    ------
Other Variable Rate Demand Instruments (b) (Continued)
--------------------------------------------------------------------------------------------------------------------------------
 $    3,325,000  Hamilton County, OH EDRB (Berman Printing Company)
                 LOC Fifth Third Bank                                     12/01/08    3.60%  $   3,325,000
      1,900,000  Indiana State EDC
                 (Fischer Enterprise Limited Project) - Series 1989
                 LOC PNC Bank                                             12/01/04    3.75       1,900,000
      2,000,000  Jackson County, MS PCRB
                 (Chevron USA Incorporated Project)                       12/15/24    3.90       2,000,000       P1
        502,000  Jefferson County, KY IDRB (Belknap Incorporation)
                 LOC Chase Manhattan Bank, N.A.                           12/01/14    3.60         502,000                 A1
      2,600,000  King George County, VA (Birchwood Power Project) - Series A
                 Credit Suisse                                            04/01/26    3.90       2,600,000                 A1+
      1,000,000  Lewisville, IDA Incorporated IDRB
                 (Benedict Optical Incorporated Project)
                 LOC Comerica Bank                                        05/01/08    3.85       1,000,000
      5,200,000  Lexington - Fayette Urban County Airport Corporation
                 LOC Credit Locale de France                              04/01/24    3.95       5,200,000        P1       A1+
      2,000,000  Massachusetts IDA IDRB (Performance Corregated Project)
                 LOC National City Bank                                   03/01/09    3.70       2,000,000
      3,300,000  Massachusetts IFA (890 Commonwealth Realty Trust)
                 LOC The Bank of New York                                 12/01/11    3.65       3,300,000
       400,000   Meridian, MI EDC (Hannah Research & Technology Center)
                 LOC Barclays Bank PLC                                    11/15/14    3.45          400,000                A1+
      2,000,000  Michigan Higher Education Student Loan - Series XII F
                 AMBAC Insured                                            10/01/20    3.45        2,000,000      VMIG-1
      1,400,000  Michigan State (Allied Signal)                           04/01/99    3.60        1,400,000                A1
        870,000  Michigan State Strategic Fund (260 Brown Street)
                 LOC Comerica Bank                                        10/01/15    3.40          870,000      VMIG-1
      2,000,000  Michigan State Strategic Fund Long Term Obligation RB
                 (B & G Realty Incorporate Project)
                 LOC Bank One Milwaukee, N.A.                             10/01/01    3.55        2,000,000
      4,000,000  Michigan Strategic Fund
                 (National Rubber Michigan Incorporated Project)
                 LOC National Bank of Canada                              09/01/11    3.65        4,000,000       P1
      2,000,000  Montgomery County, PA Redevelopment Authority MHRB
                 (Glenmore Associates Project)
                 Fannie Mae Collateralized                                11/15/25    3.60        2,000,000                A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                                   Ratings (a)
                                                                                                               -----------------
     Face                                                                 Maturity                Value                 Standard
    Amount                                                                  Date      Yield      (Note 2)      Moody's  & Poor's
    ------                                                                  ----      -----       ------       -------    ------
Other Variable Rate Demand Instruments (b) (Continued)
--------------------------------------------------------------------------------------------------------------------------------
 $    1,000,000  North Carolina Medical Care
                 Commission Retirement Community RB - Series B
                 LOC Lasalle National Bank                                11/15/09    3.50%  $  1,000,000                  A1+
      1,500,000  North Carolina Medical Care Commission (Carol Woods)
                 LOC Bank of Scotland                                     04/01/21    4.00      1,500,000       VMIG-1     A1
      2,220,000  Northport, AL Multi Family RB (River Run) - Series A
                 LOC Amsouth Bank N.A.                                    09/03/15    3.60      2,220,000
      2,700,000  Parish of Calcasieu IDRB
                 (Citgo Petroleum Corporation) - Series 1995
                 LOC Banque Nationale de Paris                            03/01/25    3.95      2,700,000       VMIG-1
     1,900,000   Portland, OR IDRB (Oregon Transfer Company)
                 LOC U.S. National Bank of Oregon                         11/01/01    4.03      1,900,000                  A1
      2,275,000  Portsmouth, VA Redevelopment & Housing Authority
                 (Chowan Partners)
                 LOC Central Fidelity Bank                                11/01/05    3.55      2,275,000
      2,000,000  Richmond, VA Redevelopment & Housing Authority
                 (Tobacco Row)
                 LOC Westdeutsche Landesbank Girozentrale                 10/01/24    3.60      2,000,000       VMIG-1
      2,000,000  Richmond, VA Redevelopment & Housing Authority
                 (Tobacco Row)
                 LOC Westdeutsche Landesbank Girozentrale                 10/01/24    3.60      2,000,000       VMIG-1
      7,000,000  Rosebud County, Forsyth, MT PCRB (Pacificorp)
                 LOC Deutsche Bank A.G.                                   12/01/16    3.95      7,000,000
      1,350,000  Sewickley Valley Hospital Authority, PA RN
                 (D.T. Watson Rehabilitation Hospital)
                 LOC PNC Bank                                             10/01/97    4.25      1,350,000
        500,000  Shelby County, TN Health Educational & Housing
                 (Rhodes College)
                 LOC National Westminster Bank PLC                        08/01/10    3.45        500,000                  A1+
      4,000,000  Washington State HFC RB
                 (Meridian Court Apartments Project) - Series 1996
                 LOC Bank of America                                      12/01/28    3.50      4,000,000        Aa3
      3,200,000  West Side Calhoun County,
                 Navigation District Sewer & Solid Waste Disposal
                 (BP Chemicals Inc.)                                      04/01/31    3.90      3,200,000                  A1+
      4,600,000  Yakima County Public Corporation RB
                 (Michelson Packaging Project)
                 LOC Bank of America                                      08/01/06    3.50      4,600,000
 --------------                                                                               -------------
    101,022,000  Total Other Variable Rate Demand Instruments                                 101,022,000
 --------------                                                                               -------------


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                                   Ratings (a)
                                                                                                               -----------------
     Face                                                                 Maturity                Value                 Standard
    Amount                                                                  Date      Yield      (Note 2)      Moody's  & Poor's
    ------                                                                  ----      -----       ------       -------    ------
Put Bonds (c) (9.54%)
--------------------------------------------------------------------------------------------------------------------------------
 $    1,855,000  City of Dayton, KY Industrial Building RB
                 (RADAC Corporation) - Series 1994
                 LOC Fifth Third Bank                                     04/01/97    4.00%  $  1,855,000
      2,500,000  Greater East, TX
                 Higher Education Student Loan Authority - Series 1993B
                 LOC Student Loan Marketing Association                   06/01/97    3.85      2,500,000      VMIG-1      A1+
      6,500,000  Hartford County, MD IDRB (A.O. Smith)
                 LOC Bank One Milwaukee, N.A.                             03/03/98    3.75      6,500,000
      3,340,000  Illinois Housing Development Authority
                 (Homeowners Mortgage) RB - Series - F2                   12/18/97    3.70      3,340,000
      3,000,000  Tennessee Housing Development Agency
                 (Home Ownership Program)                                 02/19/98    3.75      3,000,000      VMIG-1      A1+
      3,040,000  Vermont State Educational & Health Building Finance Agency
                 (Middlebury College)                                     11/01/97    3.75      3,040,000                  A1+
 --------------                                                                              -------------
     20,235,000  Total Put Bonds                                                               20,235,000
 --------------                                                                              -------------
Tax Exempt Commercial Paper (18.13%)
--------------------------------------------------------------------------------------------------------------------------------
 $    4,300,000  City of Burlington, KS PCRB (Kansas City Power and Light)
                 LOC Deutsche Bank A.G.                                   05/21/97    3.45%  $  4,300,000        P1        A1+
      1,000,000  Indiana Development Finance Authority
                 Solid Waste Disposal RB
                 (Pure Air on the Lake Partner)
                 LOC Fuji Bank, Ltd.                                      04/03/97    3.35      1,000,000        P1        A1
      5,000,000  Mashantucket, CT
                 (Western) Pequot Tribe Tax Exempt CP - Series 1996
                 LOC Bank of America                                      04/10/97    3.50      5,000,000        P1        A1+
      5,950,000  Michigan State Building Authority - Series 1
                 LOC Canadian Imperial Bank of Commerce                   05/01/97    3.55      5,950,000        P1        A1+
      7,500,000  Ohio Air Quality Development Authority, OH
                 PCRB - Series 1988 (Duquesne Light Co.)
                 LOC Toronto-Dominion Bank                                06/18/97    3.50      7,500,000                  A1+
      4,000,000  Ohio Water Development Authority Solid Waste Disposal
                 RB - Series 1991A (Pure Air on the Lake)
                 LOC Toronto-Dominion Bank                                04/03/97    3.35      4,000,000                  A1+
      1,100,000  Sarasota County, FL Public Hospital District HRB
                 (Sarasota Memorial Hospital)                             06/25/97    3.55      1,100,000       VMIG-1
      2,600,000  Sarasota County, FL Public Hospital District HRB
                 (Sarasota Memorial Hospital)                             06/25/97    3.55      2,600,000       VMIG-1


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                                   Ratings (a)
                                                                                                               -----------------
     Face                                                                 Maturity                Value                 Standard
    Amount                                                                  Date      Yield      (Note 2)      Moody's  & Poor's
    ------                                                                  ----      -----       ------       -------    ------
Tax Exempt Commercial Paper (Continued)
--------------------------------------------------------------------------------------------------------------------------------
 $    7,000,000  Southern Minnesota Municipal Power Agency
                 (Power Supply System) CP - Series B
                 LOC Credit Suisse                                        04/03/97    3.20%    $   7,000,000    P1         A1
 --------------                                                                                -------------
     38,450,000  Total Tax Exempt Commercial Paper                                                38,450,000
 --------------                                                                                -------------
Variable Rate Demand Instruments - Participations (b) (0.94%)
--------------------------------------------------------------------------------------------------------------------------------
 $    1,000,000  New Jersey State EDA IDRB
                 (Hartz Mountain Industries Project)
                 LOC Chase Manhattan Bank, N.A.                           01/01/02    5.53%    $   1,000,000     P1         A1
      1,000,000  New Jersey State EDA IDRB
                 (Harrison Riverside Project))
                 LOC Chase Manhattan Bank, N.A.                           01/01/02    5.53         1,000,000     P1         A1
 --------------                                                                                -------------
      2,000,000  Total Variable Rate Demand Instruments - Participations                           2,000,000
 --------------                                                                                -------------
Variable Rate Demand Instruments - Private Placements (b) (6.12%)
--------------------------------------------------------------------------------------------------------------------------------
 $    5,185,000  El Paso Housing Finance Corporation MHRB
                 (Viva Apartment Project) - Series 1993
                  LOC General Electric Capital Corporation                09/01/23    3.65%    $   5,185,000                 A1+
        930,000  Jefferson County, MO IDA IDRB (Holley Partnership)
                 LOC Chase Manhattan Bank, N.A.                           02/01/04    5.53           930,000        P1       A1
        771,154  New Jersey State EDA IDRB (Henry Modelle & Company)
                 LOC Chase Manhattan Bank, N.A.                           09/01/00    5.53           771,154        P1       A1
      2,420,000  Phoenix, AZ IDA Multi-Family Housing RB
                 (Marines Mointe Apartments Project) - Series A
                 LOC General Electric Capital Corporation                 10/01/23    3.65         2,420,000                 A1+
      1,400,000  Tyler House Certificate Trust
                 Certificates of Participation - Series 1995A
                 LOC PNC Bank                                             08/01/25    3.85         1,400,000       VMIG-1
      2,281,000  York County, PA IDA IDRB
                 (Manor Care of Kingston Court Incorporated)
                 LOC Chase Manhattan Bank, N.A.                           12/01/08    5.53         2,281,000         P1       A1
 --------------                                                                                -------------
     12,987,154  Total Variable Rate Demand Instruments - Private Placements                      12,987,154
 --------------                                                                                 -------------
                 Total Investments (99.62%) (Cost $211,317,191+)                                 211,317,191
                 Cash and Other Assets, Net of Liabilities (0.38%)                                   799,175
                                                                                               -------------
                 Net Assets (100.00%)                                                          $ 212,116,366
                                                                                               =============

                 +   Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================



FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted (unaudited) are the highest ratings assigned for tax exempt commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Maturity dates of these securities are the next available put dates. Interest rates adjust periodically.

KEY:
     BAN      =   Bond Anticipation Note                        IDRB      =   Industrial Development Revenue Bond

     CP       =   Commercial Paper                              IFA       =   Industrial Financing Authority

     EDA      =   Economic Development Authority                LOC       =   Letter of Credit

     EDC      =   Economic Development Corporation              MHRB      =   Multi-Family Housing Revenue Bond

     EDRB     =   Economic Development Revenue Bond             PCRB      =   Pollution Control Revenue Bond

     GO       =   General Obligation                            RB        =   Revenue Bond

     HDA      =   Housing Development Authority                 RDA       =   Revenue Development Authority

     HFA      =   Housing Finance Authority                     RN        =   Revenue Note

     HFC      =   Housing Finance Commission                    TAN       =   Tax Anticipation Note

     HRB      =   Hospital Revenue Bond                         TAW       =   Tax Anticipation Warrant

     IDA      =   Industrial Development Authority              TRAN      =   Tax and Revenue Anticipation Note

                                                                UFSD      =   Unified School District







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1997

================================================================================

                                          Cortland General        U.S. Government        Municipal Money
                                          Money Market Fund           Fund                 Market Fund
                                          -----------------       ---------------        ---------------
ASSETS:
  Investments in securities*...........   $   1,595,366,508       $   218,449,822        $   211,317,191
  Cash.................................           2,712,921               724,750               -0-
  Interest receivable..................           5,495,743               569,780              1,376,544
                                          ------------------      -----------------      ---------------
      Total Assets.....................       1,603,575,172           219,744,352            212,693,735
LIABILITIES:
  Dividends payable....................             205,284                27,831                 16,247
  Management fee payable...............           1,025,307               143,510                142,498
  Payable for securities purchased.....           1,100,000              -0-                    -0-
  Other accounts payable...............             434,988                51,995                418,624
                                          ------------------       -----------------     ----------------
      Total Liabilities................           2,765,579               223,336                577,369
                                          ------------------       -----------------     ----------------

NET ASSETS.............................   $    1,600,809,593       $  219,521,016        $   212,116,366
                                          ==================       =================     ================

SHARES OUTSTANDING:
  Cortland Shares......................        1,162,017,759          164,945,330            153,340,264
  Live Oak Shares......................          441,089,617           55,218,521             58,800,786
Net asset value, offering and redemption
  price per share, all classes
  (net assets/shares)..................   $             1.00      $          1.00        $          1.00
                                          ==================      =================      ================

* Including repurchase agreements amounting to $51,000,000 and $47,000,000 for the Cortland General Money Market Fund and U.S. Government Fund, respectively.









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 1997

================================================================================



                                            Cortland General        U.S. Government        Municipal Money
                                            Money Market Fund           Fund                 Market Fund
                                            -----------------       ---------------        ---------------
INVESTMENT INCOME


  Interest Income.........................  $    77,338,407         $    12,850,479        $     8,116,106
                                             --------------          --------------         --------------

  Expenses:

    Management fee--Note 3(a).............       10,885,158               1,851,957              1,698,486

    Distribution support and services
     ----Note 3(c):

        Cortland shares...................        2,618,147                 479,697                419,942

        Live Oak shares...................          751,269                 100,680                108,270

    Other expenses........................           71,167                  36,328                 11,106
                                             --------------          --------------         --------------

        Total Expenses....................       14,325,741               2,468,662              2,237,804

   Expenses waived by
     Manager--Note 3(a) and (c)...........  (        57,065)        (       102,784)       (        19,127)
                                             --------------          --------------         --------------

        Net Expenses......................       14,268,676               2,365,878              2,218,677
                                             --------------          --------------         --------------

  Net Investment Income...................  $    63,069,731              10,484,601              5,897,429

NET REALIZED GAIN
   ON INVESTMENTS

  Net realized gain on investments........           63,635                   6,270               -0-
                                             --------------          --------------         --------------

  Increase in net assets from operations..  $    63,133,366         $    10,490,871        $     5,897,429
                                             ==============          ==============         ==============









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                      Cortland General                   U.S. Government                    Municipal Money
                                      Money Market Fund                       Fund                            Market Fund
                                 ------------------------------   -----------------------------     ------------------------------
                                 For the Year Ended March 31,     For the Year Ended March 31,       For the Year Ended March 31,

                                     1997            1996              1997             1996             1997              1996
                                 -------------    -------------   -------------    -------------   -------------    -------------
 Operations:
 Net investment income.......    $  63,069,731    $ 62,409,651    $  10,484,601    $  12,079,237   $   5,897,429    $   7,789,068

 Net realized gain (loss) on
     investments.............           63,635         182,364            6,270    (      22,060)        -0-                2,754
                                  ------------     -----------     ------------     ------------    ------------     ------------
 Increase in net assets
     from operations.........       63,133,366      62,592,015       10,490,871       12,057,177       5,897,429        7,791,822
 Distributions
     to shareholders from:

 Net investment income:
   Cortland shares...........    (  46,314,882)  (  56,739,267)   (   8,230,482)   (  11,281,834)  (   4,436,681)+  (   7,250,573)+

   Live Oak shares...........    (  16,876,826)  (   5,536,157)   (   2,235,131)   (     766,391)  (   1,475,242)+  (     524,001)+

 Capital share
   transactions net (Note 4):
   Cortland shares...........          559,763     165,048,002    (  90,947,715)      36,908,866   (  63,128,999)   (   7,599,135)
   Live Oak shares...........       90,104,978     350,984,640        7,893,226       47,325,294       9,140,492       49,660,294
                                 -------------    ------------     ------------     ------------    ------------     ------------

 Total increase (decrease)...       90,606,399     516,349,233    (  83,029,231)      84,243,112   (  54,003,001)      42,078,407

 Net assets:
 Beginning of year...........    1,510,203,194     993,853,961      302,550,247      218,307,135     266,119,367      224,040,960
                                 -------------    ------------     ------------     ------------   -------------     ------------

 End of year.................  $ 1,600,809,593  $1,510,203,194    $ 219,521,016    $ 302,550,247   $ 212,116,366    $ 266,119,367
                                ==============   =============     ============     ============    ============     ============

 Undistributed net
    investment income........  $        28,197  $      150,174    $      50,000    $      31,012         -0-        $      14,494


 +  Designated as exempt-interest dividends for regular federal income tax purposes.








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

Note 1-General:

Cortland Trust, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management company. The Company consists of three money market funds: the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund, and the Municipal Money Market Fund ("Municipal Fund"). Each Fund has two classes of stock authorized, Cortland shares and Live Oak shares. The Cortland shares are subject to a service fee of .25% of its average net assets pursuant to the Distribution Plan. The Live Oak shares are subject to a service fee of .20% of its average net assets. In all other respects, the Cortland shares and Live Oak shares represent the same interest in the income and assets of the Fund. Each class of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Distribution of Live Oak shares commenced November 16, 1995. The Company accounts separately for the assets, liabilities and operations of each Fund. Each Fund's fiscal year ends on March 31.

It is the Company's policy to maintain a continuous net asset value per share of $1.00 for each Fund; the Company has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

The Cortland General Fund includes the Pilgrim Money Market Class of Shares ( the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At March 31, 1997, there were 9,571,788 Pilgrim Shares outstanding.

Note  2-Significant Accounting  Policies:

(a) Valuation of investments: Investments are valued at amortized cost, which approximates market value and has been determined by the Company's Board of Directors to represent the fair value of each Fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis.

The Cortland General and U.S. Government Funds may enter into repurchase agreements for securities held by these Funds with financial institutions deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. In the event that the seller of the agreement defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value.

(c) Dividends to Shareholders: It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by each Fund daily; such dividends are distributed to each Fund's shareholders on the subsequent business day. Dividends from net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

(d) Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================


Note 2-Significant Accounting Policies: (Continued)

     (e) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders by complying with the applicable sections of the Internal Revenue Code, and to make distributions of income (including net realized capital gains) sufficient to relieve it from all federal income taxes. Accordingly, no provision for federal income taxes is required. At March 31, 1997, Cortland General Fund, U.S. Government Fund and Municipal Fund had unused capital loss carryforwards of approximately $2,325,981, $715,280 and $32,156, respectively, available for Federal income tax purposes to be applied against future securities profit, if any. If not applied against future securities profit, $721,115 and $1,604,866 will expire in the years 2003 and 2004, respectively, for Cortland General Fund. $264,039 and $451,241 will expire in the years 2003 and 2004, respectively, for U.S. Government Fund. $16,757, $3,530 and $11,869 will expire in the years 2001, 2002 and 2003, respectively, for Municipal Fund.

Note 3-Management Fee and Other Transactions With Affiliates:

(a) Reich & Tang Asset Management, L.P. (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees which together can represent up to 0.25% with respect to the Cortland shares and up to 0.20% with respect to the Live Oak shares of the net assets of each Fund on an annualized basis, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

(b) Certain officers and directors of the Company are "affiliated persons", as defined in the Act, of the Manager. Each director who is not an "affiliated person" receives from the Company an annual fee of $5,000 for services as a director and a fee of $1,250 for each Board of Directors' meeting attended. All directors fees and expenses are allocated equally to each Fund.

(c) Pursuant to a Distribution Plan ("Plan") dated July 31, 1989, each Fund can make payments of up to 0.25% per annum of its average daily net assets with respect to Cortland shares of the Fund for assistance in distributing its shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the company's shares.

Pursuant to a Distribution Plan approved by the Company's Board on November 9, 1995, each Fund can make payments of up to 0.20% per annum of it's average daily net assets with respect to the Live Oak shares of the Fund for assistance in distributing its shares.

During the year ended March 31, 1997, the manager voluntarily waived investment management fees of $42,433 and $7,567 for the Cortland shares and Live Oak shares, respectively, of the Cortland U.S. Government Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

Note 3-Management Fee and Other Transactions With Affiliates: (Continued)

During the year ended March 31, 1997, the Distributor waived Distribution support and services fees of $57,065, $52,784 and $19,127 for the Live Oak shares of the Cortland General Fund, U.S. Government Fund and Municipal Fund, respectively.

Note 4-Capital Share  Transactions:

At March 31, 1997, 5 billion shares of $.001 par value shares of the Company were authorized. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:

                                      Cortland General                   U.S. Government                    Municipal Money
                                      Money Market Fund                       Fund                            Market Fund
                                 ------------------------------   -----------------------------    ------------------------------
                                 For the Year Ended March 31,     For the Year Ended March 31,       For the Year Ended March 31,

                                     1997            1996              1997             1996             1997            1996
                                 -------------    -------------   -------------    -------------   -------------    -------------
 Cortland Shares
 Shares sold..............       3,372,653,022    5,692,461,972     482,519,139    1,147,151,347     636,672,511    1,118,581,921
 Dividends reinvested.....          46,616,699       56,469,119       8,302,991       11,224,107       4,476,740        7,224,068
                                 -------------    -------------   -------------    -------------   -------------    -------------
                                 3,419,269,721    5,748,931,091     490,822,130    1,158,375,454     641,149,251    1,125,805,989
 Shares redeemed..........      (3,418,709,958)  (5,583,883,089) (  581,769,845)  (1,121,466,588) (  704,278,250)  (1,133,405,124)
                                 -------------    -------------   -------------    -------------   -------------    -------------
 Net increase (decrease)..             559,763      165,048,002  (   90,947,715)      36,908,866  (   63,128,999)  (    7,599,135)
                                 =============    =============   =============    =============   =============    =============
 Live Oak Shares*

 Shares sold..............       1,692,487,353      803,496,773     198,329,103      107,188,689     195,656,417      108,031,220
 Dividends reinvested.....          16,917,952        5,399,043       2,241,698          747,543       1,478,139          512,060
                                 -------------    -------------   -------------    -------------   -------------    -------------
                                 1,709,405,305      808,895,816     200,570,801      107,936,232     197,134,556      108,543,280
Shares redeemed...........      (1,619,300,327)  (  457,911,177)  ( 192,677,575)  (   60,610,937) (  187,994,064)  (   58,882,986)
                                 -------------    -------------   -------------    -------------   -------------    -------------
Net increase..............          90,104,978      350,984,639       7,893,226       47,325,295       9,140,492       49,660,294
                                 =============    =============   ==============   =============   =============    =============

*   Live Oak shares commenced distribution on November 16, 1995.

The components of net assets at March 31, are as follows:
                                       Cortland General                                                    Municipal Money
                                       Money Market Fund               U.S. Government Fund                  Market Fund
                                  ------------------------------   -----------------------------    ------------------------------
                                         March 31, 1997                   March 31, 1997                   March 31, 1997
                                         --------------                   --------------                   --------------
 Paid-in capital............             $1,603,107,376                   $  220,163,851                   $  212,141,050
 Accumulated net
    realized losses.........             (    2,325,980)                  (      692,835)                  (       24,684)
 Undistributed net
    investment income.......                     28,197                           50,000                          -0-
                                         --------------                    -------------                    -------------
 Total net assets...........             $1,600,809,593                   $  219,521,016                   $  212,116,366
                                         ==============                    =============                    =============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


Note 5-Financial Highlights:

Reference is made to page 3 of the Prospectus for the Selected Financial Information
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 LIVE OAK                                   600 Fifth Avenue, New York, NY 10020
 SHARES                                                           (212) 830-5280
================================================================================


                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 1997

                   Relating to the Live Oak Shares Prospectus
                              dated August 1, 1997


This Statement of Additional Information is not a Prospectus. It should be read in conjunction with a Prospectus which may be obtained from your securities dealer or by writing to Reich & Tang Distributors L.P., 600 Fifth Avenue, New York, New York 10020 or toll free at (800) 433-1918.

                                                 Table of Contents

                                Table of Contents
-------------------------------------------------------------------------------------------------------------------------
Introduction..........................................2     Qualification as a Regulated
General Information about the Company.................2     Investment Company.........................................12
   The Company and Its Shares.........................2     Excise Tax on Regulated
    Directors and Officers............................3     Investment Companies.......................................13
Compensation Table....................................4        Fund Distributions......................................13
Manager and Investment Advisor........................5        Sale or Redemption of Fund Shares.......................14
Expenses..............................................6        Foreign Shareholders....................................15
Distributor and Plans of Distribution.................7        Effect of Future Legislation and
    Custodian.........................................9.        Local Tax Considerations...............................15
    Transfer Agent....................................9.    Yield Information..........................................15
    Sub-Accounting....................................10    Investment Programs and Restrictions.......................16
    Principal Holders of Securities...................10       Investment Programs.....................................16
    Reports...........................................10       When-Issued Securities..................................18
Share Purchases and Redemptions.......................10       Stand-by Commitments....................................19
    Purchases and Redemptions.........................10       Municipal Participations................................20
    Net Asset Value Determination.....................10       Investment Restrictions.................................20
Dividends and Tax Matters.............................11    Portfolio Transactions.....................................21
    Dividends.........................................11    Investment Ratings.........................................22
    Tax Matters.......................................12    Report of Independent Auditors ............................25
                                                            Financial Statements.......................................26

------------------------------------------------------------------------------------------------------------------------------------

INTRODUCTION


The Company, Cortland Trust, Inc., is a money market mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the company being considered for investment. This information is included in a Prospectus dated August 1, 1997, relating to each of the three money market portfolios comprising the Company, which may be obtained without charge from Reich & Tang Distributors L.P. (the "Distributor"). Investors may also contact securities dealers authorized by the Distributor to distribute the Company's shares in order to obtain a Prospectus. Some of the information required to be in this Statement of Additional Information is also included in the current Prospectus of the Company; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


GENERAL INFORMATION ABOUT THE COMPANY

THE COMPANY AND ITS SHARES

The Company is a no-load, open-end diversified investment company. The Company was initially organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated October 31, 1984, but had no operations prior to May 9, 1985. On July 31, 1989, the Company was reorganized from a Massachusetts business trust into a Maryland corporation, pursuant to an Agreement and Plan of Reorganization approved by the shareholders on July 31, 1989. The shares of the Company are divided into three portfolios constituting separate portfolios of investments, with various investment objectives and policies (the "Portfolios") and, in turn, each Portfolio is divided into classes (each such class is referred to herein as a "Fund" and collectively as the "Funds"):
         Live Oak General Money Market Fund
         Live Oak U.S. Government Fund
         Live Oak Municipal Money Market Fund

Each Portfolio issues shares of common stock in the Company. Shares of the Company have equal rights with respect to voting, except that the holders of shares of a particular Portfolio will have the exclusive right to vote on matters affecting only the rights of the holders of such Portfolio. Each share of a Portfolio bears equally the expenses of such Portfolio.

As used in the Prospectus, the term "majority of the outstanding shares" of the Company or of a particular Portfolio means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company or such Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Company or such Portfolio are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Company or such Portfolio.

Shareholders of the Portfolios do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Company voting together for the election of directors may elect all of the members of the Board of Directors. In such event, the remaining holders cannot elect any members of the Board of Directors.

The Board of Directors may classify or reclassify any unissued shares to create a new class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

The Articles of Incorporation, as supplemented, permit the Directors to issue the following number of full and fractional shares, par value $.001, of the
Portfolios: 2,000,000,000 shares of the Cortland General Money Market Fund (of which 100,000,000 shares are classified as the Pilgrim America Shares and 400,000,000 shares are classified as Live Oak General Money Market Fund Shares); 600,000,000 shares of the U.S. Government Fund (of which 100,000,000 shares are classified as Live Oak U.S. Government Fund Shares); and 600,000,000 shares of the Municipal Money Market Fund (of which 100,000,000 shares are classified as Live Oak Municipal Money Market Fund Shares). Each Fund share is entitled to participate pro rata in the dividends and distributions from that Fund. Additional information concerning the rights of share ownership is set forth in each Prospectus.

The assets received by the Company for the issue or sale of shares of each Portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio are segregated and are charged with the expenses with respect to that Portfolio and with a share of the general expenses of the Company as described below under "Expenses." While the expenses of the Company are allocated to the separate books of account of each

Portfolio, certain expenses may be legally chargeable against the assets of all three Portfolios. Also, certain expenses may be allocated to a particular class of a Portfolio. See "Expenses."

The Articles of Incorporation provide that to the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Company shall have any liability to the Company or to its shareholders for damages.

The Articles of Incorporation further provide that the Company shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland
General Corporation Law; that the Company shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law and that the Board of Directors may through By-law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law. However, nothing in the Articles of
Incorporation protects any director or officer of the Company against any liability to the Company or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

As described in each Prospectus, the Company will not normally hold annual shareholders' meetings. Under Maryland law and the Company's By-Laws, an annual meeting is not required to be held in any year in which the election of directors is not required to be acted upon under the 1940 Act. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors.

Except as otherwise disclosed in each Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

DIRECTORS AND OFFICERS

The directors and executive officers of the Company and their principal occupations during the last five years are set forth below. Unless otherwise noted, the address of each director and officer is 600 Fifth Avenue, New York, New York 10020.


STEVEN W. DUFF, 43 - President and Director of the Company, is President of the Mutual Funds Division of the Manager since September 1994. Mr. Duff was formerly Director of Mutual Fund Administration at NationsBank which he was associated with from June 1981 to August 1994. Mr. Duff is President and a Director of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc. and Short Term Income Fund, Inc., President and a Trustee of Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Pennsylvania Daily Municipal Income Fund, Executive Vice President of Reich & Tang Equity Fund, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.

OWEN DALY II, 72 - Chairman and Director of the Company, Six Blythewood Road, Baltimore, Maryland 21210. Director, CF&I Steel Corporation and Director/Trustee of the AIM Group of Mutual Funds, formerly Chairman of the Board of the Equitable Bancorporation.

ALBERT R. DOWDEN, 55 - Director of the Company, and of Volvo North America Corporation, 535 Madison Avenue, New York, NY 10022. President of Volvo North America Corporation.

DAVID C. MELNICOFF, 77 - Director of the Company, 1919 Chestnut Street, Philadelphia, Pennsylvania 19103. President, Samuel S. Fels Fund and Lecturer in Finance, Temple University. Formerly Executive Vice President, Investment Division, Philadelphia Savings Fund Society. Prior thereto, Managing Director for Operations and Supervision of the Board of Governors of the Federal Reserve System.

JAMES L. SCHULTZ, 60 - Director of the Company, Cherrington Corporate Center, Bldg. One, 1700 Beaver Grade Road, Coraopolis, Pennsylvania 15108. President, Treasurer and Director of Computer Research, Inc.

RICHARD DE SANCTIS, 40 - Vice President and Treasurer of the Company, is Vice President and Treasurer of the Manager since September 1993. Mr. De Sanctis was formerly Controller of Reich & Tang, Inc. from January 1991 to September 1993 and Vice President and Treasurer of Cortland Financial Group, Inc. and Vice President of Cortland Distributors, Inc. from 1989 to December 1990 and Treasurer of AEW Commercial Mortgage Securities, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

RONDA FELDMAN, 51 - Vice President of the Company, is Vice President of Reich & Tang Services L.P. since March 1992. Ms. Feldman was formerly Director of Client Relations, Supervised Service Company from 1987 to 1992.

MOLLY FLEWHARTY, 46 - Vice President of the Company, is Vice President of the Mutual Funds Division of the Manager since September 1993. Ms. Flewharty was formerly Vice President of Reich & Tang, Inc. which she was associated with from December 1977 to September 1993. Ms. Flewharty is also Vice President of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

DANA E. MESSINA, 40 - Vice President of the Company, is Executive Vice President of the Mutual Funds Division of the Manager since January 1995 and was Vice President from September 1993 to January 1995. Ms. Messina was formerly Vice President of Reich & Tang, Inc. which she was associated with from December 1980 to September 1993. Ms. Messina is also Vice President of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc., and Tax Exempt Proceeds Fund, Inc.

RUBEN TORRES, 48 - Vice President of the Company, Vice President of Operations of Reich & Tang Services L.P. since January 1991. Mr. Torres was formerly Vice President and Assistant Treasurer of Cortland Financial Group, Inc.

BERNADETTE N. FINN, 49 - Secretary of the Company, is Vice President and Assistant Secretary of the Mutual Funds Division of the Manager since September 1993. Ms. Finn was formerly Vice President and Assistant Secretary of Reich & Tang, Inc. which she was associated with from September 1970 to September 1993. Ms. Finn is also Secretary of AEW Commercial Mortgage Securities, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund and Tax Exempt Proceeds Fund, Inc.; Vice President and Secretary of Delafield Fund, Inc., Institutional Daily Income Fund, Reich & Tang Equity Fund, Inc. and Short Term Income Fund, Inc.


Each director who is not an "interested person" receives an annual fee from the Company of $10,000 for his services as a director and a fee of $1,250 for each Board meeting attended, and all directors are reimbursed by the Company for expenses incurred in connection with attendance at meetings of the Board of Directors.

                               COMPENSATION TABLE
          (1)                       (2)                       (3)                      (4)                       (5)
    Name of Person,        Aggregate Compensation    Pension or Retirement      Estimated Annual       Total Compensation from
       Position             from Registrant for       Benefits Accrued as         Benefits upon         Fund and Fund Complex
                                Fiscal Year          Part of Fund Expenses         Retirement            Paid to Directors*

Owen Daly II,                     $15,000                      0                        0                 $15,000 (1 Fund)
Director
Albert R. Dowden,                 $15,000                      0                        0                 $15,000 (1 Fund)
Director
David C. Melnicoff,               $15,000                      0                        0                 $15,000 (1 Fund)
Director
James L. Schultz                  $15,000                      0                        0                 $15,000 (1 Fund)
Director
  *   The total  compensation  paid to such persons by the Fund and Fund Complex for the fiscal year ending March 31, 1997 and,  with respect to certain of the funds in the Fund Complex, estimated to be paid during the fiscal year ending March 31, 1997. The  parenthetical  number represents the number of investment  companies (including the Fund) from which such person receives compensation  that are  considered  part of the same Fund  complex  as the
      Fund, because, among other things, they have a common investment advisor.


MANAGER AND INVESTMENT ADVISOR


Reich & Tang Asset Management L.P., a Delaware limited partnership, with its principal offices at 600 Fifth Avenue, New York, New York 10020, serves as the manager and investment advisor of the Company and its three Funds pursuant to agreements with the Funds dated August 30, 1996 (the "Management/Investment Advisory Agreements").

Under the Management/Investment Advisory Agreements, Reich & Tang Asset Management L.P. (the "Manager") provides, either directly or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the Directors who are not "interested persons" of the Company, as defined by the 1940 Act, and the travel and related expenses of the Directors incident to their attending shareholders', directors' and committee meetings, (b) interest, taxes and brokerage commissions (which are expected to be insignificant), (c) extraordinary expenses, if any, including but not limited to legal claims and liabilities and litigation costs and any indemnification related thereto, (d) shareholder service or distribution fees payable by the Company under the plans of distribution described under the heading "Distributor" below, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under federal and state securities laws.

The Manager was, at June 30, 1997, investment manager, advisor or supervisor with respect to assets aggregating in excess of $9.3 billion. The Manager currently acts as investment manager or administrator of fifteen other investment companies and also advises pension trusts, profit sharing trusts and endowments. New England Investment Companies, L.P. ("NEICLP") is the limited partner and owner of a 99.5% interest in the limited partnership, Reich & Tang Asset Management L.P., the Manager. Reich & Tang Asset Management, Inc. (a wholly-owned subsidiary of NEICLP) is the general partner and owner of the remaining .5% interest of the Manager. Reich & Tang Asset Management L.P. succeeded NEICLP as the Manager of the Fund.

New England Investment Companies, Inc. ("NEIC"), a Massachusetts corporation, serves as the sole general partner of NEICLP. On August 30, 1996, The New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. The Manager remains an indirect wholly-owned subsidiary of NEICLP, but Reich & Tang Asset Management, Inc., its sole general partner, is now an indirect subsidiary of MetLife. Also, MetLife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns approximately 48.5% of the outstanding limited partnership interest of NEICLP and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns approximately 16% of the outstanding partnership units of NEICLP.

MetLife is a mutual life insurance company with assets of $297.6 billion at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.6 trillion at December 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.

NEIC is a holding company offering a broad array of investment styles across a wide range of asset categories through twelve subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units include AEW Capital Management, L.P., Back Bay Advisors, L.P., Graystone Partners, L.P., Harris Associates, L.P., Jurika & Voyles, L.P., Loomis, Sayles & Co., L.P., MC Management, L.P., New England Fund, L.P., New England Funds Management, L.P., Reich & Tang Asset Management L.P., Vaughan-Nelson, Scarborough & McConnell L.P. and Westpeak
Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers to 69 other registered investment companies.

The merger between The New England and MetLife resulted in an "assignment" of the Management/Investment Advisory Agreements relating to each Fund. Under the 1940 Act, such an assignment caused the automatic termination of the agreements. On November 14, 1995, the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved Management/Investment Advisory Agreements effective August 30, 1996, which has a term which extends to June 30, 1998 and may be continued thereafter for successive twelve-month periods beginning each July 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by its Board of Directors, and in either case by a majority of the directors who are not parties to the Management/ Investment Advisory Agreements or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

The Management/ Investment Advisory Agreements were approved by each Fund on March 28, 1996 and each contains the same terms and conditions governing the Manager's investment management responsibilities as the Fund's previous Management/ Investment Advisory Agreement with the Manager, except as to the date of execution and termination.

Pursuant to the terms of the Management/ Investment Advisory Agreements, the Manager manages the investments of each of the Funds, subject at all times to the policies and control of the Company's Board of Directors. The Manager obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Funds. The Manager shall not be liable to the Funds or to their shareholders except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


Under the Management/Investment Advisory Agreements, the Manager: (a) supervises and manages all aspects of the Company's operations and the operations of each of the Company's three Portfolios; (b) furnishes the Company with such office space, heat, light, utilities, equipment and personnel as may be necessary for the proper operation of the Portfolios and the Company's principal executive office; (c) monitors the performance by all other persons furnishing services to the Company on behalf of each Portfolio and the shareholders thereof and periodically reports on such performance to the Board of Directors; (d) investigates, selects and conducts relationships on behalf of the Company with custodians, depositories, accountants, attorneys, underwriters, brokers and dealers, insurers, banks, printers and other service providers and entities performing services to the Portfolios and their shareholders; (e) furnishes the Portfolios with all necessary accounting services; and (f) reviews and supervises the preparation of all financial, tax and other reports and regulatory filings. The expenses of furnishing the foregoing are borne by the Manager. See "Expenses" below.


In consideration of the services to be provided by the Manager and the expenses to be borne by the Manager under the Management/Investment Advisory Agreements, the Manager receives annual fees from each of the Portfolios, calculated daily and paid monthly, of 0.800% of the first $500 million of the Company's average daily net assets, 0.775% of the average daily net assets of the Company in excess of $500 million but less than $1 billion, 0.750% of the average daily net assets of the Company in excess of $1 billion but less than $1.5 billion, plus 0.725% of the Company's average daily net assets in excess of $1.5 billion. The Company's comprehensive fee is higher than most other money market mutual funds which do not offer services that the Company offers. However, most other funds bear certain expenses that are borne by the Manager. During the fiscal years ended March 31, 1995, March 31, 1996 and March 31, 1997 the Company paid to the Manager the management fees set forth in the table below:


             Fiscal Year                                                 Management Fees

                1995                                       Payable                          Waived                 Paid
                ----                                       -------                          ------                 ----
        Cortland General                                    $7,188,114                     $124,695                 $7,063,419
        U.S. Government                                      1,704,092                       17,874                  1,686,218
        Municipal                                            1,755,183                            0                  1,755,183
               1996
        Cortland General                                    $9,878,992                           $0                 $9,878,992
        U.S. Government                                      1,964,097                            0                  1,964,097
        Municipal                                            1,981,507                            0                  1,981,507
               1997
        Cortland General                                   $10,885,158                           $0                $10,885,158
        U.S. Government                                      1,851,957                       50,000                  1,801,957
        Municipal                                            1,698,486                            0                  1,698,486

The Management/Investment Advisory Agreements were approved by the Board of Directors, including a majority of directors who are not interested persons (as defined in the 1940 Act), of the Portfolios or the Manager, effective August 30, 1996. The new Management/Investment Advisory Agreements were last approved for continuance on June 20, 1997 and will continue thereafter if they are specifically approved at least annually by the Board of Directors and by the affirmative vote of a majority of the directors who are not parties to such Management/Investment Advisory Agreements or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Portfolios or the Manager may terminate the Management/Investment Advisory Agreements on 60 days' written notice without penalty. Each Management/Investment Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act. The Manager shall not be liable to the Portfolios or to their shareholders for any act or omission by the Manager or for any loss sustained by a Fund or its shareholders except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Company's (Portfolios') right to use the name "Cortland" in its name in any form or combination may terminate upon termination of the Manager as the Company's (Portfolios') investment manager.


Pursuant  to the terms of the  Management/Investment  Advisory  Agreements,  the
Manager:  (a) provides the Company with certain  executive,  administrative  and clerical services as are deemed advisable by the Board of Directors; (b) arranges, but does not pay for, the periodic updating of prospectuses and statements of additional information and supplements thereto, proxy materials, tax returns, reports to each Portfolio's shareholders and reports to and filings with the SEC and state Blue Sky authorities; (c) provides the Board of Directors on a regular basis with financial reports and analyses of the Portfolios' operations and the operation of comparable investment companies; (d) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or any of the Portfolios and whether concerning the individual issuers whose securities are included in the portfolios of the Company's three Portfolios; (e) determines which issuers and securities shall be represented in the Portfolios' portfolios and regularly reports thereon to the Company's Board of Directors; (f) formulates and implements continuing programs for the purchases and sales of securities for the Portfolios; and (g) takes, on behalf of the Portfolios, all actions which appear to be necessary to carry into effect such purchase and sale programs, including the placing of orders for the purchase and sale of portfolio securities. Any investment program undertaken by the Manager will at all times be subject to the policies and control of the Board of Directors. The Manager shall not be liable to the Portfolios or to their shareholders for any act or omission by the Manager or for any loss sustained by a Portfolio or its shareholders except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

EXPENSES

Pursuant to the Management/Investment Advisory Agreements, the Manager furnishes, without cost to the Company, the services of the President, Secretary and one or more Vice Presidents of the Company and such other personnel as are required for the proper conduct of the Portfolios' affairs and to carry out their obligations under the Management/Investment Advisory Agreements. Pursuant to the Management/Investment Advisory Agreements, the Manager maintains, at its expense and without cost to the Portfolios, a trading function in order to carry out its obligations to place orders for the purchase and sale of portfolio securities for the Portfolios. The Manager, on behalf of its affiliate, Reich & Tang Distributors L.P. (the "Distributor"), pays out of the management fees from each of the Funds and payments under a Plan of Distribution (see "Distributor and Plans of Distribution") the expenses of printing and distributing prospectuses and statements of additional information and any other promotional or sales literature used by the Distributor or furnished by the Distributor to purchasers or dealers in connection with the public offering of the Portfolios' shares, the expenses of advertising in connection with such public offering and all legal expenses in connection with the foregoing.

Except as set forth below, the Manager pays all expenses of the Portfolios, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Company for the safekeeping of its cash, portfolio securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Company; all fees payable by the Company to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Company (the Company does not issue share certificates at the present time); all costs and expenses in connection with the registration and maintenance of registration of the Portfolios and their shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Company and supplements thereto to the Company's shareholders and to potential shareholders of the Portfolios; all expenses of shareholders' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Portfolios' shares; routine fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Company; postage; insurance premiums on property or personnel (including officers and directors) of the Company which inure to its benefit; and all other charges and costs of the Portfolios' operations unless otherwise explicitly assumed by the Company. The Company is responsible for payment of the following expenses not borne by the Manager: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the 1940 Act, and travel and related expenses of the directors for attendance at meetings, (b) interest, taxes and brokerage commissions (which can be expected to be insignificant), (c) extraordinary expenses, if any, including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto, (d) any shareholder service or distribution fee payable by the Company under the plan of distribution described below, and (e) membership dues of any industry association.

Expenses which are attributable to any of the Company's Portfolios are charged against the income of such Portfolio in determining net income for dividend purposes. Expenses of the Company which are not directly attributable to the operations of any single Portfolio are allocated among the Portfolios based upon the relative net assets of each Portfolio.

The Manager has agreed to reduce its aggregate fees for any fiscal year, or to reimburse each Portfolio, to the extent required so that the amount of the ordinary expenses of each Portfolio (excluding brokerage commissions, interest, taxes and extraordinary expenses such as litigation costs) paid or incurred by any of the Portfolios do not exceed the expense limitations applicable to the Portfolios imposed by the securities laws or regulations of those states or jurisdictions in which such Portfolio's shares are registered or qualified for sale. Currently, the most restrictive of such expense limitations would require the Manager to reduce its respective fees to the extent required so that ordinary expenses of a Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) for any fiscal year do not exceed 2 1/2% of the first $30 million of the Portfolio's average daily net assets, plus 2% of the next $70 million of the Portfolio's average daily net assets, plus 1 1/2% of the Portfolio's average daily net assets in excess of $100 million. Expense reductions under state securities laws are unlikely because most of the expenses of the Company can be expected to be borne by the Manager.

DISTRIBUTOR AND PLANS OF DISTRIBUTION

The Distributor serves as the principal underwriter of the Company's shares pursuant to Distribution Agreements dated September 15, 1993. The Distributor has an office located at 600 Fifth Avenue, New York, New York 10020.

Pursuant to the Distribution Agreements, the Distributor: (a) solicits and receives orders for the purchase of shares of the Portfolios, accepts or rejects such orders on behalf of the Company in accordance with the Company's currently effective Prospectuses and transmits such orders as are accepted to the Company as promptly as possible; (b) receives requests for redemptions and transmits such redemption requests to the Company as promptly as possible; (c) responds to inquiries from shareholders concerning the status of their accounts and the operation of the Company; and (d) provides daily information concerning yields and dividend rates to shareholders. The Distributor shall not be liable to the Company or to its shareholders for any act or omission or any loss sustained by the Company or its shareholders except in the case of the Distributor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Distributor receives no compensation from the Company for its services.

On November 9, 1995, the Distributor entered into a Primary Dealer Agreement with Interstate Johnson/ Lane in order to provide for the offer and sale of the Funds.


Each Portfolio has adopted a plan of distribution under Rule 12b-1 of the 1940 Act (the "Plans") with respect to the Funds. Pursuant to the Funds' Plans, the Distributor may pay certain promotional and advertising expenses and may compensate certain registered securities dealers (including Interstate Johnson/Lane) and financial institutions for services provided in connection with the processing of orders for purchase or redemption of the shares of the Company and furnishing other shareholder services. Payments by the Distributor are paid out of the management fees and distribution plan payments received by the Manager and/or its affiliates from each of the Funds, out of past profits or from any other source available to the Distributor. Interstate Johnson/Lane may enter into shareholder processing and service agreements (the "Shareholder Service Agreements") with any securities dealer who is registered under the Securities Exchange Act of 1934 and a member in good standing of the National Association of Securities Dealers, Inc., and with banks and other financial institutions which may wish to establish accounts or sub-accounts on behalf of their customers ("Shareholder Service Agents"). For processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Funds and communicating with Interstate Johnson/Lane and the Distributor, the Company may pay each such Shareholder Service Agent (or if no Shareholder Service Agent provides services, the Distributor, to cover expenditures for advertising, sales literature and other promotional materials on behalf of the Company) an amount not to exceed on an annual basis 0.20% of the aggregate average daily net assets that such Shareholder Service Agent's customers maintain with the Funds during the term of any Shareholder Service Agreement. During the fiscal year ended March 31, 1997, the amount payable to the Company was $751,269, $100,680 and $108,270 for expenses incurred pursuant to the Live Oak distribution plans for the Cortland General Money Market Fund Class, the U.S. Government Fund Class and the Municipal Money Market Fund Class, respectively, of this amount $57,065, $52,784 and $19,127 was voluntarily waived for the Cortland General Money Market Fund Class, the U.S. Government Fund Class, and the Municipal Money Market Fund Class, respectively, all of which amounts were spent in payment to financial intermediaries in connection with the distribution of such portfolios' shares. During the fiscal year ended March 31, 1996, the Company paid $217,333, $15,330 and $30,979 for expenses incurred pursuant to the Live Oak distribution plans for the Cortland General Money Market Fund Class, the U.S. Government Fund Class and the Municipal Money Market Fund Class, respectively, all of which amounts were spent in payment to financial intermediaries in connection with the distribution of such portfolios' shares. The Company also offers other classes of shares of the Portfolios with different distribution arrangements designed for institutional and other categories of investors.

The Distributor, under the Plans, may also make payments to Interstate Johnson/Lane and/or Shareholder Service Agents out of the investment management fees received by the Manager from each of the Funds, out of its past profits or from any other source available to the Distributor. During the fiscal year ended March 31, 1997, the Distributor paid Shareholder Service Agents $5,142,902, $907,365 and $766,048, on behalf of the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund, respectively, under the Plans.

The fees payable to Shareholder Service Agents under Shareholder Service Agreements are negotiated by the Distributor. The Distributor will report quarterly to the Board of Directors on the rate to be paid under each such agreement and the amounts paid or payable under such agreements. The rate of payment will be based upon the Distributor's analysis of: (1) the contribution that the Shareholder Service Agent makes to each of the Portfolios by increasing assets under management and reducing expense ratios; (2) the nature, quality and scope of services being provided by the Shareholder Service Agent; (3) the cost to the Company if shareholder services were provided directly by the Company or other authorized persons; (4) the costs incurred by the Shareholder Service Agent in connection with providing services to shareholders; and (5) the need to respond to competitive offers of others, which could result in assets being withdrawn from a Portfolio and an increase in the expense ratio for any of the Portfolios.


The Distribution Agreements for each of the Funds were last approved by the Board of Directors on June 25, 1997, to provide for the distribution of the shares of each of the Funds. The Distribution Agreements will continue in effect from year to year if specifically approved at least annually by the Board of Directors and the affirmative vote of a majority of the directors who are not parties to the Distribution Agreements or any Shareholder Service Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. In approving the Plans, the directors determined, in the exercise of their business judgment and in light of their fiduciary duties as directors of the Company, that there was a reasonable likelihood that the Plans would benefit the Funds and their shareholders. The Plans may only be renewed if the directors make a similar determination for each subsequent year. The Plans may not be amended to increase the maximum amount of payments by the Company or the Manager to its Shareholder Service Agents without shareholder approval, and all material amendments to the provisions of the Plans must be approved by the Board of Directors and by the directors who have no direct or indirect financial interest in the Plans, by votes cast in person at a meeting called for the purpose of such vote. Each Fund or the Distributor may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements terminate automatically in the event of their "assignment," as defined in the 1940 Act. The services of the Distributor to the Funds are not exclusive, and it is free to render similar services to others. The Plans may also be terminated by each of the Funds or by the Manager or in the event of their "assignment," as defined in the 1940 Act, on the same basis as the Distribution Agreements.


Although it is a primary objective of the Plans to reduce expenses of the Portfolios by fostering growth in the Portfolios' net assets, there can be no assurance that this objective of the Plans will be achieved; however, based on the data and information presented to the Board of Directors by the Manager and the Distributor, the Board of Directors determined that there is a reasonable likelihood that the benefits of growth in the size of the Portfolios can be accomplished under the Plans.

When the Board of Directors approved the Distribution Agreements, the Primary Dealer Agreement, the forms of Shareholder Service Agreement and the Plans, the Board of Directors requested and evaluated such information as they deemed reasonably necessary to make an informed determination that the Distribution Agreements, Plans and related agreements should be approved. They considered and gave appropriate weight to all pertinent factors necessary to reach the good faith judgment that the Distribution Agreements, Plans and related agreements would benefit the Portfolios and their respective shareholders.

The Board of Directors reviewed, among other things, (1) the nature and extent of the services to be provided by the Manager, the Distributor, Interstate Johnson/Lane and the Shareholder Service Agents, (2) the value of all benefits received by the Manager, (3) the overhead expenses incurred by the Manager attributable to services provided to the Company's shareholders, and (4) expenses of the Company being assumed by the Manager.

In connection with the approval of the Plans, the Board of Directors also determined that the Portfolios would be expected to receive at least the following benefits:

1) The Distributor and Shareholder Service Agents will furnish rapid access by a shareholder to his Portfolio account for the purpose of effecting executions of purchase and redemption orders.

2) The Distributor and Shareholder Service Agents will provide prompt, efficient and reliable responses to inquiries of a shareholder concerning his account status.

3) The Company's ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemptions facilitates more successful, efficient portfolio management and the achievement of each of the Portfolios' fundamental policies and objectives of providing stability of principal, liquidity, and, consistent with the foregoing, the highest possible current income, is enhanced by a stable network of distribution.

4) A successful distribution effort will assist the Manager in maintaining and increasing the organizational strength needed to serve the Company.

5) The establishment of an orderly system for processing sales and redemptions is also important to the Company's goal of maintaining the constant net asset value of each Portfolio's shares, which most shareholders depend upon. By identifying potential investors whose needs are served by the objectives of the Portfolio, a well-developed, dependable network of Shareholder Service Agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the ability of the Portfolios to stabilize their net asset values per share.

6) The Company expects to share in the benefits of growth in the Portfolios' net assets by achieving certain economies of scale based on a reduction in the management fees, although the Manager will receive a larger fee if net assets grow.

The Plans will only make payments for expenses actually incurred by the Distributor. The Plans will not carry over expenses from year to year and if a Plan is terminated in accordance with its terms, the obligations of a Portfolio to make payments to the Distributor pursuant to the Plan will cease and the Portfolio will not be required to make any payments past the date the Plan terminates.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Accordingly, the Distributor will engage banks as shareholder service agents only to perform administrative and shareholder servicing functions. While the matter is not free from doubt, the management of the Company believes that such laws should not preclude a bank from acting as a shareholder service agent. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain Fund shareholders and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

State law may, in some jurisdictions, differ from the foregoing discussion of the Glass-Steagall Act and from other applicable federal law. Prior to entering into shareholder servicing agreements with banks in Texas, the Distributor will obtain a representation from such banks that they are either registered as dealers in Texas, or that they will not engage in activities that would constitute acting as dealers under Texas State law.

Custodian

Investors Fiduciary Trust Company acts as custodian for the Company's portfolio securities and cash. Investors Fiduciary Trust Company receives such compensation from the Manager for its services in such capacity as is agreed to from time to time by Investors Fiduciary Trust Company and the Manager. The address of Investors Fiduciary Trust Company is 127 West 10th Street, Kansas City, Missouri 64105.

Transfer Agent

The Company acts as its own transfer agent with respect to the Funds. All costs associated with performing such services are borne by the Manager.

Sub-Accounting

The Manager, at its expense, will provide sub-accounting services to all shareholders and maintain information with respect to underlying owners.

Principal Holders of Securities


On June 30, 1997 there were 2,236,979,166 shares of the Portfolios outstanding. As of June 30, 1997 the amount of shares owned by all officers and directors of the Portfolios as a group was less than 1% of the outstanding shares of the Portfolios. To the best of the knowledge of the company, no person or entity held 5% or more of the outstanding voting securities of any of the Portfolios.


Reports

The Company furnishes shareholders with semi-annual reports containing information about the Portfolios and their operations, including a schedule of investments held by the Portfolios and the financial statements for each Portfolio. The annual financial statements are audited by the Company's independent auditors. The Board of Directors has selected Ernst & Young LLP, 787 Seventh Avenue, New York, NY 10019, as the Company's independent auditors to audit the Portfolios' financial statements and to review the Portfolios' tax returns.

SHARE PURCHASES AND REDEMPTIONS

Purchases and Redemptions

A complete description of the manner in which the Company's shares may be purchased, redeemed or exchanged appears in the Prospectus under the captions "How to Purchase Shares," "How to Redeem Shares," and "Exchange Privilege."

The possibility that shareholders who maintain accounts of less than $500 in value will be subject to mandatory redemption is also described under the caption "How to Redeem Shares." If the Board of Directors authorizes mandatory redemption of such small accounts, the holders of shares with a value of less than $500 will be notified that they must increase their investment to $500 or their shares will be redeemed on or after the 60th day following such notice or pay a fee. Involuntary redemptions will not be made if the decline in value of the account results from a decline in the net asset value of a share of any of the Portfolios. The Company does not presently redeem such small accounts and does not currently intend to do so.


The right of redemption  may be suspended or the date of payment  postponed when
(a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of a Portfolio not reasonably practicable.

NET ASSET VALUE DETERMINATION

The net asset values of the Portfolios are determined twice daily as of 12 noon and 4:15 p.m. Eastern time on each day the New York Stock Exchange and the Company's custodian are open for business.

For the purpose of determining the price at which shares of the Portfolios are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments of a Portfolio as set forth below; (b) deducting such Portfolio's liabilities; (c) dividing the resulting amount by the number of shares outstanding of such Portfolio; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Company to maintain a net asset value per share of $1.00 for each of the Portfolios.

The debt instruments held in each of the Portfolio's portfolios are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the entire portfolio. During periods of declining interest rates, the daily yield for a Portfolio, computed as described under the caption "Dividends and Tax Matters" below, may be higher than a similar computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Portfolio results in a lower aggregate portfolio value for such Portfolio on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in such Portfolio would receive less investment income. The converse would apply in a period of rising interest rates.

As it is difficult to evaluate the likelihood of exercise or potential benefit of a Stand-by Commitment, described under the caption "Investment Program - Stand-by Commitments," such commitments will be considered to have no value, regardless of whether any direct or indirect consideration is paid for such commitments. Where the Municipal Money Market Portfolio has paid for a Stand-by Commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

The valuation of the portfolio instruments based upon their amortized cost, the calculation of each Portfolio's per share net asset value to the nearest whole cent and the concomitant maintenance of the net asset value per share of $1.00 for each of the Portfolios is permitted in accordance with applicable rules and regulations of the SEC, which require the Portfolios to adhere to certain conditions. Each Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only instruments having remaining maturities of thirteen months or less and invests only in securities determined by the Manager to be of high quality with minimal credit risk. The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably possible, each Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of a Portfolio's portfolio holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for a Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the shares of the Portfolio. In the event the Board of Directors determines that such a deviation exists for a Portfolio, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DIVIDENDS AND TAX MATTERS

Dividends

All of the net income earned by each Portfolio is declared daily as dividends to the respective holders of record of each Portfolio. Net income for each of the Portfolios for dividend purposes (from the time of the immediately preceding determination thereof) consists of (a) interest accrued and discount earned, if any, on the assets of each Portfolio and any general income of the Company prorated to such Portfolio based on the relative net assets of such Portfolio, less (b) amortization of premium and accrued expenses for the applicable dividend period attributable directly to such Portfolio and general expenses of the Company prorated to such Portfolio based on the relative net assets of such Portfolio. The amount of discount or premium on instruments in each Portfolio's portfolio is fixed at the time of purchase of the instruments. See "Net Asset Value Determination" above. Realized gains and losses on portfolio securities held by each Portfolio will be reflected in the net asset value of such Portfolio. Each Portfolio expects to distribute any net realized short-term gains of such Portfolio at least once each year, although it may distribute them more frequently if necessary in order to maintain such Portfolio's net asset value at $1.00 per share. The Portfolios do not expect to realize net long-term capital gains.

Should any of the Portfolios incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share or net income per share of a Portfolio for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of a Portfolio were reduced, or was anticipated to be reduced, below $1.00, the Board of Directors may suspend further dividend payments with respect to that Portfolio until the net asset value per share returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which he held shares of the Portfolio and/or in his receiving upon redemption a price per share lower than the price which he paid.


Dividends on a Portfolio's shares are normally payable on the first day following the date that a share purchase or exchange order is effective and on the date that a redemption order is effective. The net income of a Portfolio for dividend purposes is determined as of 12:00 noon Eastern time on each "business day" of the Company, as defined in the Prospectus and immediately prior to the determination of each Portfolio's net asset value on that day. Dividends are declared daily and reinvested in additional full and fractional shares of each Portfolio at net asset value. A shareholder may elect to have the declared dividends paid monthly to him by check.


Tax Matters

The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Portfolio or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY


Each Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and, with respect to the Municipal Money Market Fund, at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement. If a Fund has net capital loss (i.e., the excess of capital losses over capital gains) for any year, the amount therof may be carried forward up to eight years and treated as a short-term capital loss which can be used to offset capial gains in such years. As of March 31, 1997, Cortland General Fund, U.S. Government Fund and Municipal Fund had capital loss carryforwards of approximately $2,325,981, $715,280, $32,156 respectively, which expire through 2004, 2004 and 2003, respectively. Under code Sections 382, and 383, if a Fund has an "ownership change, " then such Fund's use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the net asset value of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the "IRS")) in effect for the month in which the ownership change occurs (the rate for June is 5.64%). The Funds will use their best efforts to avoid having an ownership change. However, because of circumstances which may be beyond the control or knowledge of a Fund, there can be no assurance that a Fund will not have, or has not already had, an ownership change. If a Fund has or has had an ownership change, then any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards will have to be distributed by the Fund and will be taxable to shareholders as described under "Fund Distributions" below.


In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). For purposes of these calculations, gross income of the Municipal Money Market Portfolio includes tax-exempt income. However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Portfolio may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Portfolio from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by a Portfolio at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from such sale or other disposition.


In general, gain or loss recognized by a Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by a Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.


In addition to satisfying the requirements described above, each Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses. For purposes of the asset diversification test, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association are treated as U.S. Government securities.


If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to at least the sum of 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

Each Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders.


Each Portfolio may either retain or distribute to shareholders its net capital gain for each taxable year. Each Portfolio currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.


Conversely, if a Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.


The Municipal Money Market Portfolio intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Municipal Money Market Portfolio's taxable year at least 50% of the Portfolio's total assets consists of tax-exempt municipal obligations. Distributions from the Municipal Money Market Portfolio will constitute exempt-interest dividends to the extent of the Portfolio's tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Municipal Money Market Portfolio are excluded from gross income for federal income tax purposes. However, shareholders required to file federal income tax returns will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by the Municipal Money Market Portfolio of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.

AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.


Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of the Municipal Money Market Portfolio is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Municipal Money Market Portfolio. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Municipal Money Market Portfolio will likely be subject to tax on dividends paid by the Municipal Money Market Portfolio which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

Investment income that may be received by the Cortland General Money Market Portfolio from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Cortland General Money Market Portfolio to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Cortland General Money Market Portfolio's assets to be invested in various countries is not known.

Distributions by a Portfolio that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by a Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Portfolio reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Portfolio, distributions of such amounts will be taxable to the shareholder in the manner described above, although they economically constitute a return of capital to the shareholder.


Ordinarily, shareholders are required to take distributions by a Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.


Each Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).


SALE OR REDEMPTION OF PORTFOLIO SHARES

Each Portfolio seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Portfolios will do this. In such a case, a shareholder will recognize gain or loss on the sale or redemption of shares of a Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of a Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and
(4) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.


If the income from a Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Portfolio, capital gain dividends and exempt-interest dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.


If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


In the case of a foreign noncorporate shareholder, a Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholder furnishes the Portfolio with proper notification of its foreign status.


The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION AND LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Portfolio.

YIELD INFORMATION

The yield for each Portfolio can be obtained by calling your securities dealer or the Distributor at (212) 830-5280 if calling from New Jersey, Alaska or Hawaii, or by calling toll free at (800) 433-1918 if calling from elsewhere in the continental U.S. Quotations of yield on the Portfolios may also appear from time to time in the financial press and in advertisements.

The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for a Portfolio will be computed by assuming that an account was established with a single share of such Portfolio (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of 1%. The Company may also furnish a quotation of effective yield for each Portfolio that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in each Portfolio's portfolio and each Portfolio's operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the Portfolios. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for one of the Portfolios with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors, and (d) the taxable or tax-exempt character of all or part of dividends received.

INVESTMENT PROGRAMS AND RESTRICTIONS

Investment Programs

Information concerning the fundamental investment objectives of the Company and each Portfolio is set forth in the Prospectus, respectively, under the captions "Investment Programs" or "Investment Program." The principal features of the investment programs and the primary risks associated with those investment programs of the Company and the Portfolios are discussed in the Prospectus under the aforementioned captions.

The following is a more detailed description of the portfolio instruments eligible for purchase by the Portfolios which augments the summary of the Company's and the Portfolios' investment programs which appears in the Prospectus, under the aforementioned captions. The Company seeks to achieve its objectives by investing in portfolios of short-term instruments rated high quality by a major rating service or determined to be of high quality by the Manager under the supervision of the Board of Directors.

Subsequent to its purchase by a Portfolio, a particular issue of Money Market Obligations or Municipal Securities, as defined in the Prospectus under the aforementioned captions may cease to be rated, or its rating may be reduced below the minimum required for purchase by the Portfolios. Neither event requires the elimination of such obligation from a Portfolio's portfolio, but the Manager will consider such an event to be relevant in its determination of whether the Portfolio should continue to hold such obligation in its portfolio. To the extent that the ratings accorded by a nationally recognized statistical rating organization ("NRSRO") for Money Market Obligations or Municipal Securities may change as a result of changes in these rating systems, the Company will attempt to use comparable ratings as standards for its investments in Money Market Obligations and Municipal Securities in accordance with the investment policies contained herein.

The Municipal Money Market Fund may, from time to time, on a temporary or defensive basis, invest in U.S. Government Obligations, Money Market Obligations and repurchase agreements. The Municipal Money Market Fund may invest in these temporary investments, for example, due to market conditions or pending investment of proceeds from sales of shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from such temporary investments will be taxable as ordinary income, the Municipal Money Market Fund intends to minimize taxable income through investment, when possible, in short-term tax-exempt securities, which may include shares of investment companies whose dividends are tax-exempt. (See "Investment Programs and Restrictions - Investment Restrictions" for limitations on the Municipal Money Market Fund's investment in repurchase agreements and shares of other investment companies.) It is a fundamental policy of the Municipal Money Market Fund that the Municipal Money Market Fund's assets will be invested so that at least 80% of the Municipal Money Market Fund's income will be exempt from federal income taxes. However, there is no limitation on the percentage of such income which may constitute an item of tax preference and which may therefore give use to an alternative minimum tax liability for individual shareholders. The Municipal Money Market Fund may hold cash reserves pending the investment of such reserves in Municipal Securities or short-term tax-exempt securities.

The investment objectives and policies of the Company are "fundamental" only where noted. Fundamental policies may only be changed by a vote of the majority of the outstanding shares of the affected Portfolios. (See "General Information About the Company - The Company and its Shares.") There can be no assurance that the Portfolios' objectives will be achieved.

The following is a more detailed description of the portfolio instruments eligible for purchase by the Company's three Portfolios which augments the summary of each Portfolio's investment program which appears in the Prospectus under the captions "Investment Programs" or "Investment Program," respectively. The Company seeks to achieve the objectives of its Portfolios by investing in money market instruments.

The U.S. Government Fund limits investments to U.S. Government Obligations consisting of marketable securities and instruments issued or guaranteed by the U.S. Government or by certain of its agencies or instrumentalities. Direct obligations are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes and bonds. Obligations of U.S. Government agencies and instrumentalities ("Agencies") are issued by government-sponsored agencies and enterprises acting under authority of Congress. Certain Agencies are backed by the full faith and credit of the U.S. Government, and others are not.

The Cortland General Money Market Fund's investments may include, in addition to direct U.S. Government Obligations, the following investments:

Agencies that are not backed by the full faith and credit of the U.S. Government, such as obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank.

Bank Instruments which consist mainly of certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit represent short-term interest-bearing deposits of commercial banks and against which certificates bearing fixed rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks, which arise primarily from international commercial transactions. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Cortland General Money Market Fund limits investments to bank instruments described in each Prospectus under the captions "Investment Programs" and "Investment Program."

Corporate Commercial Instruments which consist of short-term unsecured promissory notes issued by corporations to finance short-term credit needs. (See "Investment Program and Restrictions - Investment Ratings" herein for information with respect to commercial paper ratings.) Among the instruments that the Cortland General Money Market Fund may purchase are variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements between the issuer and the payee or its agent whereby the indebtedness on the notes may vary and the interest rate is periodically redetermined.

In addition, the Cortland General Money Market Fund may purchase loan participation certificates, which consist of interests in loans made by banks to corporations, where both the bank and the corporation meet the Company's credit standards. The Cortland General Money Market Portfolio generally purchases loan participation certificates maturing in seven days or less.

The Municipal Money Market Fund endeavors to achieve its objective by investing in the following securities. Municipal Securities in which the Municipal Money Market Fund may invest include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities, provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. (See "Dividends and Tax Matters - Tax Matters" herein.)

The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Municipal Money Market Fund's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such securities in the Municipal Money Market Fund's portfolio will vary from time to time.

For the purpose of diversification, the identification of the issuer of Municipal Securities depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and will be treated as an issue of such government or other agency. Certain Municipal Securities may be secured by the guarantee or irrevocable letter of credit of a major banking institution. In such case, the Municipal Money Market Fund reserves the right to invest up to 10% of its total assets in Municipal Securities guaranteed or secured by the credit of a single bank. Furthermore, if the primary issuer of a Municipal Security or some other non-governmental user which guarantees the payment of interest on and principal of a Municipal Security possesses credit characteristics which qualify an issue of Municipal Securities for a high quality rating from a major rating service (or a determination of high quality by the Manager and the Board of Directors of the Company) without reference to the guarantee or letter of credit of a banking institution, the banking institution will not be deemed to be an issuer for the purpose of applying the foregoing 10% limitation.

From time to time, various proposals to restrict or eliminate the federal income tax exemption for interest on Municipal Securities have been introduced before Congress. Similar proposals may be introduced in the future, and if enacted, the availability of Municipal Securities for investment by the Municipal Money Market Fund could be adversely affected. In such event, the Board of Directors would reevaluate the investment objective and policies and submit possible changes in the structure of the Municipal Money Market Fund for the consideration of shareholders.

The Company may enter into the following  arrangements with respect to all three
Portfolios:

1) Repurchase Agreements under which the purchaser (for example, one of the Portfolios) acquires ownership of an obligation (e.g., a debt instrument or time deposit) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, a Portfolio will not enter into a repurchase agreement if as a result of such transaction more than 10% of a Portfolio's total assets would be invested in illiquid securities, including repurchase agreements expiring in more than seven days. A Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. In general, the Portfolios will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities, but total assets will not be the sole determinative factor, and the Portfolios may enter into repurchase agreements with other institutions which the Board of Directors believes present minimal credit risks. Nevertheless, if the seller of a repurchase agreement fails to repurchase the debt instrument in accordance with the terms of the agreement, the Portfolio which entered into the repurchase agreement may incur a loss to the extent that the proceeds it realizes on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements are considered to be loans by the Company under the 1940 Act.

2) Reverse Repurchase Agreements involving the sale of money market instruments held by a Portfolio, with an agreement that the Portfolio will repurchase the instruments at an agreed upon price and date. A Portfolio will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions, or in some cases as a technique to enhance income, and only in amounts up to 10% of the value of a Portfolio's total assets at the time it enters into a reverse repurchase agreement. At the time it enters into a reverse repurchase agreement, the Portfolio will place in a segregated custodial account high-quality debt securities having a dollar value equal to the repurchase price. A Portfolio will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments which would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.

3) Delayed Delivery Agreements involving commitments by a Portfolio to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary same-day settlement for money market instruments. These commitments may fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Manager can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Portfolio. To assure that a Portfolio will be as fully invested as possible in instruments meeting that Portfolio's investment objective, a Portfolio may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days. Until the settlement date, that Portfolio will set aside in a segregated account high-quality debt securities of a dollar value sufficient at all times to make payment for the delayed delivery securities. Not more than 25% of a Portfolio's total assets will be committed to delayed delivery agreements and when-issued securities, as described below. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the
     Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement. If cash is not available to the Portfolio at the time of settlement, the Portfolio may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board of Directors has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board of Directors may restrict the use of delayed delivery agreements if the risk of loss is determined to be material or if it affects the constant net asset value of any of the Portfolios.

WHEN-ISSUED SECURITIES

Many new issues of Money Market Obligations and Municipal Securities are offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Portfolio will only make commitments to purchase such Money Market Obligations and Municipal Securities with the intention of actually acquiring such securities, but such Portfolio may sell these securities before the settlement date if it is deemed advisable. No additional when-issued commitments will be made if as a result more than 25% of such Portfolio's net assets would become committed to purchases of when-issued securities and delayed delivery agreements.

If one of the Portfolios purchases a when-issued security, it will direct its custodian bank to collateralize the when-issued commitment by establishing a segregated account in the same fashion as required for a Delayed Delivery Agreement. The special custody account will likewise be marked-to-market, and the amount in the special custody account will be increased if necessary to maintain adequate coverage of the when-issued commitments.

Securities purchased on a when-issued basis and the securities held in a Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates rise). Therefore, if, in order to achieve higher interest income, a Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of such Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for such Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then-available cash flow, by sale of the securities held in the separate account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).

A sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued securities on the settlement date may be more or less than the purchase price.

Stand-by Commitments

The Municipal Money Market Fund may attempt to improve its portfolio liquidity by assuring same-day settlements on portfolio sales (and thus facilitate the same-day payment of redemption proceeds) through the acquisition of "Stand-by Commitments." A Stand-by Commitment is a right of the Municipal Money Market

Fund, when it purchases Municipal Securities for its portfolio from a broker, dealer or other financial institution, to sell the same principal amount of such securities back to the seller, at the Municipal Money Market Fund's option, at a specified price. The Municipal Money Market Fund will acquire Stand-by Commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes, and the acquisition or exercisability of a Stand-by Commitment will not affect the valuation of its underlying portfolio securities, which will continue to be valued in accordance with the method described under "Share Purchases and Redemptions - Net Asset Value Determination." The weighted average maturity of the Municipal Money Market Fund's portfolio will not be affected by the acquisition of a Stand-by Commitment.

The Stand-by Commitments acquired by the Municipal Money Market Fund will generally have the following features: (1) they will be in writing and will be physically held by the Municipal Money Market Fund's custodian; (2) they may be exercised by the Municipal Money Market Fund at any time prior to the underlying security's maturity; (3) they will be entered into only with dealers, banks and broker-dealers who in the Manager's opinion present a minimal risk of default;
(4) the Municipal Money Market Fund's right to exercise them will be unconditional and unqualified; (5) although the Stand-by Commitments will not be transferable, Municipal Securities purchased subject to such commitments could be sold to a third party at any time, even though the commitment was outstanding; and (6) their exercise price will be (i) the Municipal Money Market Fund's acquisition cost of the Municipal Securities which are subject to the commitment (excluding any accrued interest which the Municipal Money Market Fund paid on their acquisition), less any amortized market premium or plus amortized market or original issue discount during the period the securities were owned by the Municipal Money Market Fund, plus (ii) all interest accrued on the securities since the last interest payment date. Since the Municipal Money
Market Fund values its portfolio securities on the amortized cost basis, the amount payable under a Stand-by Commitment will be substantially the same as the value of the underlying security.

The Company expects that Stand-by Commitments generally will be available without the payment of any direct or indirect compensation. However, if necessary and advisable, the Municipal Money Market Fund will pay for Stand-by Commitments, either separately in cash or by paying higher prices for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount "paid" in either manner for outstanding Stand-by Commitments held by the Municipal Money Market Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after any Stand-by Commitment is acquired. The Municipal Money Market Fund expects to refrain from exercising Stand-by Commitments to avoid imposing a loss on a dealer and jeopardizing the Company's business relationship with that dealer, except when necessary to provide liquidity. The Municipal Money Market Fund will not acquire a Stand-by Commitment unless immediately after the acquisition, with respect to 75% of the total amortized cost value of its assets, not more than 5% of such Portfolio's total amortized cost value of its assets will be invested in Stand-by Commitments with the same institution.

The acquisition of a Stand-by Commitment would not affect the valuation or assumed maturity of the underlying Municipal Securities which, as noted, would continue to be valued in accordance with the amortized cost method. Stand-by Commitments acquired by the Municipal Money Market Fund would be valued at zero in determining net asset value. Where the Municipal Money Market Fund paid any consideration directly or indirectly for a Stand-by Commitment, its cost would be reflected as unrealized depreciation for the period during which the Stand-by Commitment was held by such Fund.

Municipal Participations

The Municipal Money Market Fund may invest in participation agreements with respect to Municipal Securities under which the Municipal Money Market Fund acquires an undivided interest in the Municipal Security and pays a bank which sells the participation a servicing fee. The participation agreement will have a variable rate of interest and may be terminated by the Municipal Money Market Fund on seven days' notice, in which event such Fund receives from the issuer of the participation the par value of the participation plus accrued interest as of the date of termination. Before entering into purchases of participation the Company will obtain an opinion of counsel (generally, counsel to the issuer of the participation) or a letter ruling from the Internal Revenue Service to the effect that interest earned with respect to municipal participation qualifies as exempt-interest income under the Code. The Company has been advised that it is the present policy of the Internal Revenue Service not to issue private letter rulings relating to municipal participation. In the absence of an opinion of counsel or a letter ruling from the Internal Revenue Service, the Municipal Money Market Fund will refrain from investing in participation agreements.

Investment Restrictions

The most significant investment restrictions applicable to the Company's investment programs are set forth in the Prospectus under the caption "Three Investment Programs - Investment Restrictions". Additionally, as a matter of fundamental policy which may not be changed without a majority vote of shareholders (as that term is defined in the Prospectus under the caption "General Information - Organization of the Trust and Description of Shares"), none of the Portfolios will:

1) purchase any Money Market Obligation or Municipal Security, if, as a result of such purchase, more than 5% of a Portfolio's total assets would be invested in securities of issuers, which, with their predecessors, have been in business for less than three years;

2) invest in shares of any other investment company, other than in connection with a merger, consolidation, reorganization or acquisition of assets; except that the Municipal Money Market Fund may invest up to 10% of its assets in securities of other investment companies (which also charge investment advisory fees) and then only for temporary purposes in investment companies whose dividends are tax-exempt, provided that the Municipal Money Market Fund will not invest more than 5% of its assets in securities of any one investment company nor purchase more than 3% of the outstanding voting stock of any investment company;

3) invest more than 10% of the value of a Portfolio's total assets in illiquid securities, including variable amount master demand notes (if such notes provide for prepayment penalties) and repurchase agreements with remaining maturities in excess of seven days;

4)    invest in companies for the purpose of exercising control;

5) underwrite any issue of securities, except to the extent that the purchase of securities, either directly from the issuer or from an underwriter for an issuer, and the later disposition of such securities in accordance with the Portfolios' investment programs, may be deemed an underwriting;

6) purchase or sell real estate, but this shall not prevent investments in securities secured by real estate or interests therein;

7) sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

8) purchase or retain securities of an issuer if, to the knowledge of the Company, the directors and officers of the Company and the Manager, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer;

9) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and reverse repurchase agreements and then only in an amount up to 15% of the value of any Portfolio's total assets at the time of borrowing or entering into a reverse repurchase agreement; or

10) purchase or sell commodities or commodity futures contracts or interests in oil, gas or other mineral exploration or development program (a Portfolio may, however, purchase and sell securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).


In order to permit the sale of the Portfolios' shares in certain states, the Company may make commitments more restrictive than the restrictions described above. Should the Company determine that any such commitment is no longer in the best interest of the Portfolios and their shareholders it will revoke the commitment by terminating sales of its shares in the state(s) involved. Pursuant to one such commitment, the Company has agreed that the Cortland General Money Market Fund will not invest in: (i) warrants; (ii) real estate limited partnerships; or (iii) oil, gas or mineral leases.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

PORTFOLIO TRANSACTIONS

The Manager is responsible for decisions to buy and sell securities for the Company, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Company are usually principal transactions, the Portfolios incur little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Company may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter.

The Company does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity. However, the Manager may seek to enhance the yield of the Portfolios by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. The Manager may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with the Manager's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Each Portfolio is required to maintain an average weighted portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less. Both may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on U.S. Government Obligations, Agencies, Money Market Obligations and Municipal Securities, the high rate of portfolio turnover is not expected to have a material effect on the Portfolios' net income or expenses.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of shareholders of the Company rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

The Manager and its affiliates manage several other investment accounts, some of which may have objectives similar to the Portfolios'. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Portfolios and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Portfolios and such accounts in a manner deemed equitable by the Manager. The Manager may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the three Portfolios will be made in the same way that such purchases are allocated among or combined with those of other Reich & Tang accounts. Simultaneous transactions could adversely affect the ability of a Portfolio to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

Provisions of the 1940 Act and rules and regulations thereunder have also been construed to prohibit the Portfolios' purchasing securities or instruments from or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed by the Manager. The Portfolios have obtained an order of exemption from the SEC which would permit the Portfolios to engage in transactions with such a 5% holder, if the 5% holder is one of the 50 largest U.S. banks measured by deposits. Purchases from these 5% holders will be subject to quarterly review by the Board of Directors including those directors who are not "interested persons" of the Company. Additionally, such purchases and sales will be subject to the following conditions: (1) the Company will maintain and preserve a written copy of the internal control procedures for the monitoring of such transactions, together with a written record of any such transactions setting forth a description of the security purchased or sold, the identity of the purchaser or seller, the terms of the purchase or sale transaction and the information or materials upon which the determinations to purchase or sell each security were made; (2) each security to be purchased or sold by a Portfolio will be: (i) consistent with such Portfolio's investment policies and objectives; (ii) consistent with the interests of shareholders of such Portfolio; and (iii) comparable in terms of quality, yield, and maturity to similar securities purchased or sold during a comparable period of time; (3) the terms of each transaction will be reasonable and fair to shareholders of the Portfolios and will not involve overreaching on the part of any person; and (4) each commission, fee, spread or other remuneration received by a 5% holder will be reasonable and fair compared to the commission, fee, spread or other remuneration received by other brokers or dealers in connection with comparable transactions involving similar securities purchased or sold during a comparable period of time and will not exceed the limitations set forth in Section 17(e)(2) of the 1940 Act.

INVESTMENT RATINGS


The following is a description of the two highest commercial paper, bond, municipal bond and other short- and long-term categories assigned by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps ("Duff"), and IBCA Inc. and IBCA Limited ("IBCA"):


COMMERCIAL PAPER AND SHORT-TERM RATINGS

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

BOND AND LONG-TERM RATINGS

Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and in the majority of instances, differ only in small degrees from issues rated AAA.

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are general referred to as "gilt edge." Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and are liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated Duff-1 are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA.

Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

MUNICIPAL BOND RATINGS

S&P's Municipal Bond Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighed in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other facts are also important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain circumstances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, federal or state guaranty, or the automatic withholding and use of state aid to pay the default debt service.

AAA

These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenants, earning tests for issuance of additional bonds, and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA

The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the AAA category. Bonds rated "AA" have the second strongest capacity for payment of debt service.

S&P's bond letter ratings may be modified by the addition of a plus (+) or a minus (-) sign which designates a bond's relative quality within the major rating categories, except in the AAA category.

S&P Tax-Exempt Demand Bonds Ratings

S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are used to denote the put option (e.g., "AAA/A-1+").

Moody's Municipal Bond Ratings

Aaa

Bonds which are judged to be of the highest quality are rated "Aaa." They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be anticipated are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as "high grade" bonds. They are rated lower than the Aaa bonds because margins of protection may not be as large as the Aaa securities or the fluctuation of protective elements may be of greater amplitude, or other elements may be present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's State and Municipal Short-Term Ratings

Moody's assigns state and municipal notes, as well as other short-term obligations, a Moody's Investment Grade ("MIG") rating. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in evaluating bond risk may be less important over the short run.

MIG 1

Notes bearing this designation are of the best quality. The notes enjoy strong "protection" by established cash flows, superior liquidity support or a demonstrated broad-based access to the market for refinancing.

MIG 2

Notes bearing this designation are of high quality. Margins of protection are ample although not as large as in the preceding group.

Moody's Tax-Exempt Demand Ratings

Moody's assigns issues which have demand features (i.e., variable rate demand obligations) a VMIG symbol. This symbol reflects such characteristics as payment upon periodic demand rather than fixed maturity, and payment relying on external liquidity. The VMIG rating is modified by the numbers 1, 2 or 3. VMIG1 represents the best quality in the VMIG category and VMIG2 represents high quality.

International and U.S. Bank Ratings

An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

================================================================================



Shareholders and Board of Directors
Cortland Trust, Inc.



We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Cortland Trust, Inc. (comprising, respectively, the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund) as of March 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights (Note 5) for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Cortland Trust, Inc. at March 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights (Note 5) for each of the indicated years, in conformity with generally accepted accounting principles.



                                                  \s\ Ernst & Young LLP


  May 1, 1997
  New York, New York

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
MARCH 31, 1997
================================================================================

                                                                                                            Ratings
                                                                                                       -----------------
     Face                                                         Maturity                 Value                Standard
    Amount                                                          Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                          ----     -----        ------       -------    ------
Commercial Paper (27.00%)
----------------------------------------------------------------------------------------------------------------------
 $   10,000,000  Asset Securities Corporations                    05/28/97   5.35%    $   9,916,558      P1         A1+
     13,000,000  Asset Securities Corporations                    05/28/97   5.42        12,890,291      P1         A1+
     15,000,000  Banque International A Luxembourg                05/21/97   5.34        14,890,208      P1         A1+
     20,000,000  Compagnie Bancaire                               04/14/97   5.36        19,961,650      P1         A1
     20,000,000  Compagnie Bancaire                               04/24/97   5.43        19,931,511      P1         A1
      7,000,000  Compagnie Bancaire                               05/19/97   5.47         6,950,347      P1         A1
     20,000,000  Compagnie Bancaire                               08/18/97   5.45        19,590,722      P1         A1
     10,000,000  Compagnie Bancaire                               09/23/97   5.82         9,724,861      P1         A1
     10,000,000  Cosmair, Inc.
                 Guaranteed By L'oreal                            04/16/97   5.42         9,977,708      P1
     50,000,000  Dresdner U.S. Finance                            04/01/97   6.25        50,000,000      P1         A1+
     20,000,000  GTE Corporation(a)                               04/10/97   5.37        19,973,300
     20,000,000  GTE Corporation(a)                               04/10/97   5.36        19,973,300
     10,000,000  Goldman Sachs & Co.                              04/04/97   5.91         9,995,084
     10,000,000  Kingdom of Sweden                                06/27/97   5.57         9,870,708      P1         A1+
     15,000,000  Merrill Lynch & Company, Incorporated            04/09/97   5.36        14,982,233      P1         A1+
     25,000,000  Morgan Stanley, Inc.                             05/15/97   5.38        24,837,750      P1         A1+
     10,000,000  National Bank of Canada                          05/15/97   5.37         9,935,222      P1         A1
     10,000,000  Receivable Capital Corporation                   04/11/97   5.37         9,985,167      P1         A1
     10,000,000  Receivable Capital Corporation                   04/15/97   5.39         9,979,156      P1         A1
     20,000,000  Receivable Capital Corporation                   05/12/97   5.64        19,872,444      P1         A1
     10,000,000  Receivable Capital Corporation                   04/28/97   5.43         9,959,500      P1         A1
     15,000,000  Sigma Finance Corporation                        05/01/97   5.46        14,932,750      P1         A1+
     20,000,000  Sigma Finance Corporation                        05/06/97   5.42        19,895,972      P1         A1+
     20,000,000  Sigma Finance Corporation                        07/07/97   5.52        19,710,617      P1         A1+
     20,000,000  Sigma Finance Corporation                        07/25/97   5.57        19,653,722      P1         A1+
     15,000,000  Unifunding                                       04/10/97   5.43        14,979,900      P1         A1
     10,000,000  Unifunding                                       07/29/97   5.54         9,821,831      P1         A1
---------------                                                                       -------------
    435,000,000  Total Commercial Paper                                                 432,192,512
---------------                                                                       -------------
Domestic Certificates of Deposit (2.81%)
----------------------------------------------------------------------------------------------------------------------
 $   25,000,000  Union Bank of California                         07/22/97   5.56%    $  25,000,000      P1         A1
     20,000,000  Union Bank of California                         04/09/97   5.50        20,000,000      P1         A1
---------------                                                                       -------------
     45,000,000  Total Domestic Certificates of Deposit                                  45,000,000
---------------                                                                       -------------




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                            Ratings
                                                                                                       -----------------
     Face                                                         Maturity                 Value                Standard
    Amount                                                          Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                          ----     -----        ------       -------    ------
Eurodollar Certificate of Deposit (1.25%)
------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Abbey National PLC                               08/21/97   5.50%    $  19,994,239      P1         A1+
 --------------                                                                       -------------
     20,000,000  Total Eurodollar Certificate of Deposit                                 19,994,239
 --------------                                                                       -------------
Japanese Eurodollar Certificates of Deposit (2.00%)
-------------------------------------------------------------------------------------------------------------------------
 $   25,000,000  Norinchukin Bank Ltd.                            04/03/97   5.48%    $  25,000,014      P1         A1+
      7,000,000  Sumitomo Bank                                    04/25/97   5.80         6,999,434      P1         A1
 --------------                                                                       -------------
     32,000,000  Total Japanese Eurodollar Certificates of Deposit                       31,999,448
 --------------                                                                       -------------
Japanese Yankee Certificates of Deposit (6.56%)
--------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Bank of Tokyo - Mitsubishi                       04/16/97   5.59%    $  20,000,129      P1         A1
     20,000,000  Bank of Tokyo - Mitsubishi                       05/13/97   5.51        20,000,230      P1         A1
     20,000,000  Fuji Bank, Ltd.(a)                               04/14/97   5.55        20,000,072      P1
     25,000,000  Fuji Bank, Ltd.(a)                               04/07/97   5.55        25,000,041      P1
     20,000,000  Norinchukin Bank, Ltd.                           04/28/97   5.75        20,000,149      P1         A1+
 --------------                                                                       -------------
    105,000,000  Total Japanese Yankee Certificates of Deposit                          105,000,621
 --------------                                                                       -------------
Letter of Credit Commercial Paper (18.90%)
--------------------------------------------------------------------------------------------------------------------------
 $   10,000,000  Banco Bradesco (S.A.) Grand Cayman
                 LOC Barclays Bank PLC                            06/06/97   5.42%    $   9,902,283      P1         A1+
     10,000,000  Banco Bradesco (S.A.) Grand Cayman
                 LOC Barclays Bank PLC                            04/28/97   5.50         9,959,875      P1         A1+
     20,000,000  Banco Rio de La Plata
                 LOC Bayerische Vereinsbank, A.G.                 10/30/97   5.62        19,364,000      P1         A1+
     22,000,000  Banco Rio de La Plata
                 LOC Bayerische Vereinsbank, A.G.                 10/29/97   5.59        21,307,568      P1         A1+
     10,000,000  Bancomer S.A.
                 LOC Bank of Montreal                             09/24/97   5.72         9,728,667      P1         A1+
     20,000,000  Beal Cayman Limited
                 LOC Westdeutsche Landesbank Girozentrale         06/13/97   5.40        19,785,056      P1         A1+
     20,000,000  Beal Cayman Limited
                 LOC Westdeutsche Landesbank Girozentrale         07/14/97   5.42        19,693,778      P1         A1+
     10,000,000  Beal Cayman Limited
                 LOC Westdeutsche Landesbank Girozentrale         07/07/97   5.40         9,857,464      P1         A1+
     10,000,000  Galicia, Buenos Aires Funding Corporation
                 LOC Dresdner Bank A.G.                           09/16/97   5.46         9,753,133      P1         A1+



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                             Ratings
                                                                                                       -----------------
     Face                                                         Maturity                 Value                Standard
    Amount                                                          Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                          ----     -----        ------       -------    ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------
 $   15,000,000  Garanti Funding Corporation II
                 LOC Bayerische Vereinsbank, A.G.                 06/05/97   5.46%    $  14,854,833      P1         A1+
     15,000,000  Garanti Funding Corporation II
                 LOC Bayerische Vereinsbank, A.G.                 06/04/97   5.46        14,857,067      P1         A1+
      5,000,000  Guangdong Enterprise Limited
                 LOC Credit Suisse                                05/21/97   5.45         4,963,125      P1         A1+
     15,000,000  Guangdong Enterprise Limited
                 LOC Credit Suisse                                08/11/97   5.48        14,706,850      P1         A1+
     10,000,000  Guangdong Enterprise Limited
                 LOC Credit Suisse                                05/19/97   5.47         9,929,067      P1         A1+
     15,000,000  Hyundai Motor Finance Company
                 LOC Bank of America                              04/25/97   5.50        14,946,500      P1         A1+
     10,000,000  Minmetals Capital & Securities, Incorporated
                 LOC Credit Suisse                                05/01/97   5.50         9,955,417      P1         A1+
     10,000,000  Minmetals Capital & Securities, Incorporated
                 LOC Credit Suisse                                05/29/97   5.45         9,914,611      P1         A1+
     10,000,000  Minmetals Capital & Securities, Incorporated
                 LOC Credit Suisse                                08/12/97   5.43         9,804,194      P1         A1+
     15,000,000  Petroleo Brasileiro S.A.
                 LOC Barclays Bank PLC                            05/08/97   5.45        14,918,292      P1         A1+
     10,000,000  Petroleo Brasileiro S.A.
                 LOC Barclays Bank PLC                            05/12/97   5.44         9,939,639      P1         A1+
     20,000,000  Petroleo Brasileiro S.A.
                 LOC Barclays Bank PLC                            08/15/97   5.50        19,601,067      P1         A1+
     15,000,000  Unibanco Brasileiros S.A.
                 LOC Westdeutsche Landesbank Girozentrale         06/11/97   5.47        14,842,469      P1         A1+
     10,000,000  Unibanco Brasileiros S.A.
                 LOC Westdeutsche Landesbank Girozentrale         04/17/97   5.44         9,975,911      P1         A1+
 --------------                                                                        -------------
    307,000,000  Total Letter of Credit Commercial Paper                                302,560,866
 --------------                                                                        -------------
Master Notes (6.87%)
------------------------------------------------------------------------------------------------------------------------
 $   50,000,000  Donaldson, Lufkin & Jenrette, Inc.(e)            02/05/98   5.49%    $  50,000,000
     25,000,000  Goldman Sachs & Co. (f)                          08/01/97   6.85        25,000,000
     35,000,000  Morgan (J.P.) Securities Inc.(b)                 07/08/97   5.44        35,000,000
 --------------                                                                       -------------
    110,000,000  Total Master Notes                                                     110,000,000
 --------------                                                                       -------------



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                               Ratings
                                                                                                         -----------------
     Face                                                           Maturity                 Value                Standard
    Amount                                                            Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                            ----     -----        ------       -------    ------
Medium Term Notes (4.37%)
--------------------------------------------------------------------------------------------------------------------------
 $   50,000,000  First U.S.A. Credit Master Trust - Series 1995-96
                 Class A (Steers)(c)                                12/10/97   5.44%    $  50,000,000      Aaa        AAA
     20,000,000  Royal Bank of Canada                               01/07/98   5.75        19,998,525      P1         A1+
 --------------                                                                         -------------
     70,000,000  Total Medium Term Notes                                                   69,998,525
 --------------                                                                         -------------
Other Notes (13.28%)
--------------------------------------------------------------------------------------------------------------------------
 $    1,300,000  2150 Investment Company Floating Rate Demand
                 Taxable Notes - Series 1997(d)
                 LOC Fifth Third Bank                               02/01/17   5.75%    $   1,300,000
      5,000,000  California Department of Water Resources
                 (Control Valley Project) Water System RB - Series R-V(d)
                 LOC Canadian Imperial Bank of Commerce             12/01/24   5.35         5,000,000
      6,000,000  Cheney Brothers Inc.(d)
                 LOC First Union National Bank of North Carolina    12/01/16   5.70         6,000,000
     24,400,000  Cleveland, OH Taxable RB
                 LOC Credit Suisse/Union Bank of Switzerland        04/07/97   5.39        24,400,000      Aaa        AAA
      2,075,000  Consolidated Equities, L.L.C.
                 Taxable VRDN - Series 1995(d)
                 LOC Old Kent Bank & Trust Co.                      12/01/25   5.75         2,075,000
      2,600,000  G&J Land Management Variable Tare
                 Taxable Demand Notes - Series 1996(d)
                 LOC Fifth Third Bank                               12/01/17   5.75         2,600,000
     20,900,000  General Electric Engine Receivables 1995-1 Trust
                 VR Guaranteed Notes(g)
                 LOC General Electric Capital Corporation           02/14/00   5.74        20,900,000       P1        A1+
      9,900,000  General Electric Engine Receivables 1996-1 Trust
                 VR Guaranteed Notes(h)
                 LOC General Electric Capital Corporation           02/14/01   5.67         9,900,000
      1,000,000  KBL Capital Fund, Inc Taxable VRDN - Series 1995 G(d)
                 LOC Old Kent Bank & Trust Co.                      07/01/17   5.75         1,000,000                 A
      2,325,000  KBL Capital Fund, Inc. Taxable VRDN - Series 1995 A(d)
                 LOC Old Kent Bank & Trust Co.                      07/01/05   5.75         2,325,000                 A
      4,400,000  Maryland Health & Higher Educational Facilities
                 Authority RB (North Arundale Hospital)(d)
                 LOC Mellon Bank, N.A.                              07/01/27   5.75         4,400,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                               Ratings
                                                                                                         -----------------
     Face                                                           Maturity                 Value                Standard
    Amount                                                            Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                            ----     -----        ------       -------    ------
Other Notes (Continued)
--------------------------------------------------------------------------------------------------------------------------
 $    1,945,000  Michigan HEFA(d)
                 LOC Old Kent Bank & Trust Co.                      10/01/16   5.75%    $   1,945,000
      7,500,000  Mississippi Business Finance Corporation IDRB
                 (Howard Industries, Inc.) - Series 1995(d)
                 LOC National Bank of Detroit                       06/01/10   5.85         7,500,000      P1
      4,500,000  New Federal Cold Storage,
                 Incorporated Project - Series 199C(d)
                 LOC National City Bank, Northwest                  08/01/11   5.75         4,500,000
     10,000,000  New York City General Obligation Bonds - Series B-11
                 FGIC Insured                                       05/23/97   5.52        10,000,000
     16,800,000  Oakland Alameda County Coliseum Authority Lease RB
                 (Oakland Coliseum Project) - Series B-2
                 LOC Canadian Imperial Bank of Commerce             04/03/97   5.34        16,800,000
      4,000,000  Prince William County, VA Taxable Notes - Series A(d)
                 LOC Wachovia Bank & Trust Co., N.A.                03/01/17   5.68         4,000,000     VMIG-1
     25,000,000  SSM Trust 1996-1(e)                                05/29/97   5.74        25,000,000       P1      A1+
     19,000,000  State of Missouri HEFA
                 (SSM Health Care System) 1995 - Series D(d)
                 MBIA Insured                                       06/01/24   5.65        19,000,000      Aaa      AAA
     11,000,000  State of Oregon Taxable Economic Development RB
                 (Georgia Pacific Corp.) - Series 1995 B
                 LOC Commerzbank A.G.                               05/09/97   5.55        11,000,000       P1      A1+
      7,800,000  Stone Creek, L.L.C.
                 Taxable Variable Rate Securities - Series 1995(d)
                 LOC Columbus Bank & Trust Company                  08/01/20   5.85         7,800,000       P1
     17,500,000  The Medical Clinic Board of The City Mobile, AL
                 (Spring Hill Medical Complex) Taxable RB(d)
                 LOC Amsouth Bank N.A.                              09/01/11   5.70        17,500,000       P1
      1,675,000  Walt Sweeney Ford
                 Floating Rate Demand Notes - Series 1996(d)
                 LOC Fifth Third Bank                               01/01/12   5.75         1,675,000
      6,000,000  Winston - Salem, NC COP                            04/02/97   5.38         6,000,000     VMIG-1
 --------------                                                                         -------------
    212,620,000  Total Other Notes                                                        212,620,000
 --------------                                                                         -------------


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                                 Ratings
                                                                                                            -----------------
     Face                                                              Maturity                 Value                Standard
    Amount                                                               Date     Yield       (Note 2)      Moody's  & Poor's
    ------                                                               ----     -----        ------       -------    ------
Repurchase Agreement, Overnight (3.19%)
-----------------------------------------------------------------------------------------------------------------------------
 $   51,000,000  Donaldson, Lufkin & Jenrette, Inc., dated 03/31/97
                 (Collateralized by:
                 $11,087,000 U.S. Treasury Notes,
                 5.000% to 5.500%, due 01/31/98 to 04/15/00
                 $9,041,000 U.S. Treasury Bonds, 10.625% to 13.875%,
                 due 05/15/03 to 08/15/15
                 $9,400,000 Fannie Mae Medium Term Debentures,
                 5.910% to 7.590%, due 02/25/00 to 10/04/06
                 $1,995,000 Fannie Mae Debentures, 5.875% to 6.950%,
                 due 02/02/06 to 11/13/06
                 $675,000 Federal Home Loan Medium Term Notes,
                 5.625% due 02/12/98
                 $645,000 Freddie Mac Discount Notes, 0.000%, due 04/10/97
                 $9,500,000 Federal Home Loan Consol Bond,
                 5.490% to 6.850%, due 10/03/97 to 01/02/98
                 $5,570,000 Federal Home Loan Discount Note, 0.000%, due 09/08/97
                 $1,000,000 Farm Credit Systemwide Bond, 5.600%,
                 due 11/03/97 proceeds $51,009,223)                    04/01/97    6.51%   $  51,000,000
 --------------                                                                            -------------
     51,000,000  Total Repurchase Agreement, Overnight                                        51,000,000
 --------------                                                                            -------------
Short Term Bank Notes (3.12%)
-----------------------------------------------------------------------------------------------------------------------------
 $   30,000,000  Bank of America                                       04/18/97   5.47%    $  30,000,000    P1         A1+
     20,000,000  Bank of America, San Francisco Bank Notes             07/07/97   5.45        20,000,000    P1         A1+
 --------------                                                                            -------------
     50,000,000  Total Short Term Bank Notes                                                  50,000,000
 --------------                                                                            -------------
Time Deposit (4.06%)
-----------------------------------------------------------------------------------------------------------------------------
 $   65,000,000  PNC Capital Markets, Inc.                             04/01/97   6.75%    $  65,000,000    P1         A1
 --------------                                                                            -------------
     65,000,000  Total Time Deposit                                                           65,000,000
 --------------                                                                            -------------
Yankee Certificates of Deposit (6.25%)
-----------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Canadian Imperial Bank of Commerce                    04/15/97   5.33%    $  20,000,000    P1         A1+
     20,000,000  Canadian Imperial Bank of Commerce                    05/21/97   5.56        20,000,000    P1         A1+
     15,000,000  National Westminster Bank                             04/14/97   5.42        15,000,205    P1         A1+
     20,000,000  Rabobank Nederland                                    04/18/97   5.49        20,000,092    P1         A1+
     25,000,000  Societe Generale                                      07/14/97   5.45        25,000,000    P1         A1+
 --------------                                                                            -------------
    100,000,000  Total Yankee Certificates of Deposit                                        100,000,297
 --------------                                                                            -------------
                 Total Investments (99.66%) (Cost $1,595,366,508+)                         1,595,366,508
                 Cash and Other Assets, Net of Liabilities (0.34%)                             5,443,085
                                                                                           -------------
                 Net Assets (100.00%)                                                     $1,600,809,593
                                                                                          ==============
                 +     Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 1997
================================================================================




FOOTNOTES:

(a) These are split rated securities, given the highest ratings by at least two nationally recognized rating agencies.

(b) The interest rate is adjusted monthly based upon the one month LIBOR flat, daily put option.

(c)  The interest rate is reset monthly based upon the one month LIBOR.

(d) These securities have a 7 day put feature exercisable by the Fund at par value. Rate changes weekly.

(e) The interest rate is adjusted monthly based upon the one month LIBOR rate plus 5 basis points.

(f) The interest rate is adjusted daily based upon the opening of Federal Funds plus ten basis points, daily put option.

(g) The interest rate is adjusted weekly based upon the commercial paper composite plus five basis points, weekly put option.

(h) The interest rate is adjusted weekly based upon one month LIBOR minus one basis point, weekly put option.


KEY:
     COP      =   Certificate of Participation                       RB       =     Revenue Bond

     HEFA     =   Health and Education Facilities Authority          VR       =     Variable Rate

     IDRB     =   Industrial Development Revenue Bond                VRDN     =     Variable Rate Demand Note

     LOC      =   Letter of Credit








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
MARCH 31, 1997
================================================================================

       Face                                                   Maturity                    Value
      Amount                                                    Date        Yield       (Note 2)
      ------                                                    ----        -----        ------
U. S. Government Agencies (78.10%)
----------------------------------------------------------------------------------------------------------------------
 $    5,000,000  Federal Farm Credit Bank                     05/01/97      5.24%     $   5,000,000
      9,000,000  Federal Farm Credit Bank                     03/03/98      5.35          9,000,000
      3,500,000  Federal Home Loan Bank                       07/07/97      5.39          3,450,348
      5,000,000  Federal Home Loan Bank                       07/10/97      5.37          4,927,292
      5,000,000  Federal Home Loan Bank                       07/25/97      5.41          4,915,826
      5,000,000  Federal Home Loan Bank                       08/18/97      5.33          4,899,611
      5,000,000  Federal Home Loan Bank                       09/16/97      5.66          4,871,550
      5,000,000  Federal Home Loan Bank                       09/30/97      5.43          4,867,545
      5,000,000  Federal Home Loan Mortgage Corporation       04/16/97      5.31          4,989,083
      5,000,000  Federal Home Loan Mortgage Corporation       05/02/97      5.32          4,977,396
      5,000,000  Federal Home Loan Mortgage Corporation       05/12/97      5.30          4,970,247
      5,000,000  Federal Home Loan Mortgage Corporation       05/28/97      5.30          4,958,556
     10,000,000  Federal Home Loan Mortgage Corporation       06/13/97      5.40          9,891,919
      5,000,000  Federal National Mortgage Association        04/04/97      5.68          4,999,972
      5,000,000  Federal National Mortgage Association        04/15/97      5.32          4,989,792
      5,000,000  Federal National Mortgage Association        04/28/97      5.38          4,980,350
      5,000,000  Federal National Mortgage Association        05/02/97      5.33          4,977,353
      7,090,000  Federal National Mortgage Association        05/13/97      5.25          7,047,070
     10,000,000  Federal National Mortgage Association        05/16/97      5.38          9,934,125
     10,000,000  Federal National Mortgage Association        05/23/97      5.23          9,925,394
      5,000,000  Federal National Mortgage Association        07/17/97      5.48          4,921,831
      5,000,000  Federal National Mortgage Association        07/21/97      5.41          4,918,754
     10,000,000  Federal National Mortgage Association        08/25/97      5.31          9,790,125
      3,326,000  Kirksville College of Osteopathic Medicare, Inc.
                 Educational Loan Revenue Notes - Series A
                 LOC Student Loan Marketing Association       06/25/97      5.63          3,282,415
      5,000,000  Student Loan Marketing Association (a)       04/10/97      5.55          5,000,000
      5,000,000  Student Loan Marketing Association (a)       05/08/97      5.56          5,000,000
      5,000,000  Student Loan Marketing Association (a)       08/21/97      5.59          5,000,000
      5,000,000  Student Loan Marketing Association (a)       09/18/97      5.54          5,000,000
      5,000,000  Student Loan Marketing Association (a)       10/03/97      5.45          5,005,237
      5,000,000  Tennessee Valley Authority                   05/29/97      5.28          4,958,031
 --------------                                                                       -------------
    172,916,000  Total U. S. Government Agencies                                        171,449,822
 --------------                                                                       -------------



--------------------------------------------------------------------------------
                        See Note to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

       Face                                                   Maturity                    Value
      Amount                                                    Date        Yield       (Note 2)
      ------                                                    ----        -----        ------
Repurchase Agreement, Overnight (21.41%)
----------------------------------------------------------------------------------------------------------------------
 $   47,000,000  Morgan (J.P.) Securities, Inc., dated 03/31/97
                 (Collateralized by:
                 $25,945,000 Resolution Funding Corporation
                 Strip Interest 0.000%, due 04/15/18,
                 $10,000,000 Resolution Funding Corporation Bond
                 8.625%, due 01/15/21,
                 $11,870,000 Fannie Mae Medium Term Debentures
                 0.000%, due 01/28/00,
                 $5,450,000 Fannie Mae Commercial Paper
                 7.900%, due 04/10/97,
                 $13,325,000 Federal Home Loan Discount Note
                 0.000%, due 04/01/97) proceeds $47,008,225    04/01/97     6.30%     $  47,000,000
 --------------                                                                       -------------
     47,000,000  Total Repurchase Agreement, Overnight                                   47,000,000
 --------------                                                                       -------------
                 Total Investments (99.51%) (Cost $218,449,822+)                        218,449,822
                 Cash and Other Assets, Net of Liabilities (0.49%)                        1,071,194
                                                                                      -------------
                 Net Assets (100.00%)                                                 $ 219,521,016
                                                                                      =============

                +    Aggregate cost for federal income tax purposes is identical.


FOOTNOTE

 (a) This is a variable rate Student Loan Marketing Association Short Term Note. The interest rate is adjusted weekly based upon the 3-month Treasury Bill Auction.















--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
MARCH 31, 1997
================================================================================

                                                                                                                    Ratings (a)
                                                                                                               -----------------
     Face                                                                 Maturity                Value                 Standard
    Amount                                                                  Date      Yield      (Note 2)      Moody's  & Poor's
    ------                                                                  ----      -----       ------       -------    ------
Other Tax Exempt Investments (17.26%)
--------------------------------------------------------------------------------------------------------------------------------
 $    4,028,000  Borough of Somerville, NJ (County of Somerset) BAN       02/19/98    3.67%  $   4,036,260
      5,000,000  East Allen, Indiana School Corporation TAW               12/31/97    3.78       5,000,000
      5,000,000  Jersey City, NJ BAN                                      02/05/98    3.74       5,002,421                 SP-1
      2,500,000  Kanawha County, WV Commercial Development
                 Revenue Refunding Bonds (May Dept. Stores Project)       06/01/97    3.72       2,507,970                  A
      5,000,000  School District of Greenville County,
                 SC GO Bonds - Series 1997                                03/01/98    3.64       5,037,696
      5,000,000  State of Texas TRAN                                      08/29/97    3.90       5,015,804      VMIG-1     SP-1+
      5,000,000  Strafford County, NH TAN                                 12/30/97    3.75       5,018,228
      5,000,000  Suffolk County, NY Brentwood UFSD TAN                    06/30/97    4.04       5,004,658
 --------------                                                                              -------------
     36,528,000  Total Other Tax Exempt Investments                                             36,623,037
 --------------                                                                              -------------
Other Variable Rate Demand Instruments (b) (47.63%)
-------------------------------------------------------------------------------------------------------------------------------
 $    1,900,000  Allegheny County, PA HDA RB
                 (Allegheny General Hospital) - Series B
                 LOC Morgan Guaranty Trust Company                        09/01/10    3.45%  $   1,900,000      VMIG-1     A1+
      4,580,000  Arlington County, VA IDA (Air Force Association Project)
                 LOC Central Fidelity Bank                                07/01/98    3.55       4,580,000
      1,000,000  Carthage, MO IDA IDRB (Leggett & Platt, Inc.)
                 LOC Union Bank of Switzerland                            09/01/30    3.60       1,000,000
      2,300,000  Charlotte, NC Airport RB
                 MBIA Insured                                             07/01/16    3.35       2,300,000      VMIG-1     A1
      3,400,000  Daviess County, KY Solid Waste Disposal Facilities RB
                 (Scott Paper Co. Project) - Series A                     12/01/23    3.90       3,400,000       P1        A1+
      1,000,000  Delaware County, PA IDA (Scott Paper Company)-Series A   12/01/18    3.45       1,000,000       P1        A1+
      1,540,000  Elkhart County, IN EDRB (Burger Diary Corporation Project)
                 LOC Old Kent Bank & Trust Co.                            12/01/11    3.45       1,540,000                 A1
      1,300,000  Florida HFA MHRB (Falls of Venice Project)
                 LOC PNC Bank                                             12/01/11    3.75       1,300,000       P1        A1
      1,380,000  Fulton County, GA RDA (Darby Printing Company)
                 LOC Wachovia Bank & Trust Co., N.A.                      04/01/11    3.90       1,380,000
      9,400,000  Gulf Coast IDA Solid Waste Disposal RB
                 (Citgo Petroleum Corporation Project) - Series 1995
                 LOC NCNB                                                 05/01/25    3.95       9,400,000      VMIG-1
      2,480,000  Haleyville, AL IDA IDRB (Cusseta Wood Inc. Project)
                 LOC Columbus Bank & Trust Company                        11/01/04    3.65       2,480,000       P1


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                                   Ratings (a)
                                                                                                               -----------------
     Face                                                                 Maturity                Value                 Standard
    Amount                                                                  Date      Yield      (Note 2)      Moody's  & Poor's
    ------                                                                  ----      -----       ------       -------    ------
Other Variable Rate Demand Instruments (b) (Continued)
--------------------------------------------------------------------------------------------------------------------------------
 $    3,325,000  Hamilton County, OH EDRB (Berman Printing Company)
                 LOC Fifth Third Bank                                     12/01/08    3.60%  $   3,325,000
      1,900,000  Indiana State EDC
                 (Fischer Enterprise Limited Project) - Series 1989
                 LOC PNC Bank                                             12/01/04    3.75       1,900,000
      2,000,000  Jackson County, MS PCRB
                 (Chevron USA Incorporated Project)                       12/15/24    3.90       2,000,000       P1
        502,000  Jefferson County, KY IDRB (Belknap Incorporation)
                 LOC Chase Manhattan Bank, N.A.                           12/01/14    3.60         502,000                 A1
      2,600,000  King George County, VA (Birchwood Power Project) - Series A
                 Credit Suisse                                            04/01/26    3.90       2,600,000                 A1+
      1,000,000  Lewisville, IDA Incorporated IDRB
                 (Benedict Optical Incorporated Project)
                 LOC Comerica Bank                                        05/01/08    3.85       1,000,000
      5,200,000  Lexington - Fayette Urban County Airport Corporation
                 LOC Credit Locale de France                              04/01/24    3.95       5,200,000        P1       A1+
      2,000,000  Massachusetts IDA IDRB (Performance Corregated Project)
                 LOC National City Bank                                   03/01/09    3.70       2,000,000
      3,300,000  Massachusetts IFA (890 Commonwealth Realty Trust)
                 LOC The Bank of New York                                 12/01/11    3.65       3,300,000
       400,000   Meridian, MI EDC (Hannah Research & Technology Center)
                 LOC Barclays Bank PLC                                    11/15/14    3.45          400,000                A1+
      2,000,000  Michigan Higher Education Student Loan - Series XII F
                 AMBAC Insured                                            10/01/20    3.45        2,000,000      VMIG-1
      1,400,000  Michigan State (Allied Signal)                           04/01/99    3.60        1,400,000                A1
        870,000  Michigan State Strategic Fund (260 Brown Street)
                 LOC Comerica Bank                                        10/01/15    3.40          870,000      VMIG-1
      2,000,000  Michigan State Strategic Fund Long Term Obligation RB
                 (B & G Realty Incorporate Project)
                 LOC Bank One Milwaukee, N.A.                             10/01/01    3.55        2,000,000
      4,000,000  Michigan Strategic Fund
                 (National Rubber Michigan Incorporated Project)
                 LOC National Bank of Canada                              09/01/11    3.65        4,000,000       P1
      2,000,000  Montgomery County, PA Redevelopment Authority MHRB
                 (Glenmore Associates Project)
                 Fannie Mae Collateralized                                11/15/25    3.60        2,000,000                A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                                   Ratings (a)
                                                                                                               -----------------
     Face                                                                 Maturity                Value                 Standard
    Amount                                                                  Date      Yield      (Note 2)      Moody's  & Poor's
    ------                                                                  ----      -----       ------       -------    ------
Other Variable Rate Demand Instruments (b) (Continued)
--------------------------------------------------------------------------------------------------------------------------------
 $    1,000,000  North Carolina Medical Care
                 Commission Retirement Community RB - Series B
                 LOC Lasalle National Bank                                11/15/09    3.50%  $  1,000,000                  A1+
      1,500,000  North Carolina Medical Care Commission (Carol Woods)
                 LOC Bank of Scotland                                     04/01/21    4.00      1,500,000       VMIG-1     A1
      2,220,000  Northport, AL Multi Family RB (River Run) - Series A
                 LOC Amsouth Bank N.A.                                    09/03/15    3.60      2,220,000
      2,700,000  Parish of Calcasieu IDRB
                 (Citgo Petroleum Corporation) - Series 1995
                 LOC Banque Nationale de Paris                            03/01/25    3.95      2,700,000       VMIG-1
     1,900,000   Portland, OR IDRB (Oregon Transfer Company)
                 LOC U.S. National Bank of Oregon                         11/01/01    4.03      1,900,000                  A1
      2,275,000  Portsmouth, VA Redevelopment & Housing Authority
                 (Chowan Partners)
                 LOC Central Fidelity Bank                                11/01/05    3.55      2,275,000
      2,000,000  Richmond, VA Redevelopment & Housing Authority
                 (Tobacco Row)
                 LOC Westdeutsche Landesbank Girozentrale                 10/01/24    3.60      2,000,000       VMIG-1
      2,000,000  Richmond, VA Redevelopment & Housing Authority
                 (Tobacco Row)
                 LOC Westdeutsche Landesbank Girozentrale                 10/01/24    3.60      2,000,000       VMIG-1
      7,000,000  Rosebud County, Forsyth, MT PCRB (Pacificorp)
                 LOC Deutsche Bank A.G.                                   12/01/16    3.95      7,000,000
      1,350,000  Sewickley Valley Hospital Authority, PA RN
                 (D.T. Watson Rehabilitation Hospital)
                 LOC PNC Bank                                             10/01/97    4.25      1,350,000
        500,000  Shelby County, TN Health Educational & Housing
                 (Rhodes College)
                 LOC National Westminster Bank PLC                        08/01/10    3.45        500,000                  A1+
      4,000,000  Washington State HFC RB
                 (Meridian Court Apartments Project) - Series 1996
                 LOC Bank of America                                      12/01/28    3.50      4,000,000        Aa3
      3,200,000  West Side Calhoun County,
                 Navigation District Sewer & Solid Waste Disposal
                 (BP Chemicals Inc.)                                      04/01/31    3.90      3,200,000                  A1+
      4,600,000  Yakima County Public Corporation RB
                 (Michelson Packaging Project)
                 LOC Bank of America                                      08/01/06    3.50      4,600,000
 --------------                                                                               -------------
    101,022,000  Total Other Variable Rate Demand Instruments                                 101,022,000
 --------------                                                                               -------------


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                                   Ratings (a)
                                                                                                               -----------------
     Face                                                                 Maturity                Value                 Standard
    Amount                                                                  Date      Yield      (Note 2)      Moody's  & Poor's
    ------                                                                  ----      -----       ------       -------    ------
Put Bonds (c) (9.54%)
--------------------------------------------------------------------------------------------------------------------------------
 $    1,855,000  City of Dayton, KY Industrial Building RB
                 (RADAC Corporation) - Series 1994
                 LOC Fifth Third Bank                                     04/01/97    4.00%  $  1,855,000
      2,500,000  Greater East, TX
                 Higher Education Student Loan Authority - Series 1993B
                 LOC Student Loan Marketing Association                   06/01/97    3.85      2,500,000      VMIG-1      A1+
      6,500,000  Hartford County, MD IDRB (A.O. Smith)
                 LOC Bank One Milwaukee, N.A.                             03/03/98    3.75      6,500,000
      3,340,000  Illinois Housing Development Authority
                 (Homeowners Mortgage) RB - Series - F2                   12/18/97    3.70      3,340,000
      3,000,000  Tennessee Housing Development Agency
                 (Home Ownership Program)                                 02/19/98    3.75      3,000,000      VMIG-1      A1+
      3,040,000  Vermont State Educational & Health Building Finance Agency
                 (Middlebury College)                                     11/01/97    3.75      3,040,000                  A1+
 --------------                                                                              -------------
     20,235,000  Total Put Bonds                                                               20,235,000
 --------------                                                                              -------------
Tax Exempt Commercial Paper (18.13%)
--------------------------------------------------------------------------------------------------------------------------------
 $    4,300,000  City of Burlington, KS PCRB (Kansas City Power and Light)
                 LOC Deutsche Bank A.G.                                   05/21/97    3.45%  $  4,300,000        P1        A1+
      1,000,000  Indiana Development Finance Authority
                 Solid Waste Disposal RB
                 (Pure Air on the Lake Partner)
                 LOC Fuji Bank, Ltd.                                      04/03/97    3.35      1,000,000        P1        A1
      5,000,000  Mashantucket, CT
                 (Western) Pequot Tribe Tax Exempt CP - Series 1996
                 LOC Bank of America                                      04/10/97    3.50      5,000,000        P1        A1+
      5,950,000  Michigan State Building Authority - Series 1
                 LOC Canadian Imperial Bank of Commerce                   05/01/97    3.55      5,950,000        P1        A1+
      7,500,000  Ohio Air Quality Development Authority, OH
                 PCRB - Series 1988 (Duquesne Light Co.)
                 LOC Toronto-Dominion Bank                                06/18/97    3.50      7,500,000                  A1+
      4,000,000  Ohio Water Development Authority Solid Waste Disposal
                 RB - Series 1991A (Pure Air on the Lake)
                 LOC Toronto-Dominion Bank                                04/03/97    3.35      4,000,000                  A1+
      1,100,000  Sarasota County, FL Public Hospital District HRB
                 (Sarasota Memorial Hospital)                             06/25/97    3.55      1,100,000       VMIG-1
      2,600,000  Sarasota County, FL Public Hospital District HRB
                 (Sarasota Memorial Hospital)                             06/25/97    3.55      2,600,000       VMIG-1


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================

                                                                                                                   Ratings (a)
                                                                                                               -----------------
     Face                                                                 Maturity                Value                 Standard
    Amount                                                                  Date      Yield      (Note 2)      Moody's  & Poor's
    ------                                                                  ----      -----       ------       -------    ------
Tax Exempt Commercial Paper (Continued)
--------------------------------------------------------------------------------------------------------------------------------
 $    7,000,000  Southern Minnesota Municipal Power Agency
                 (Power Supply System) CP - Series B
                 LOC Credit Suisse                                        04/03/97    3.20%    $   7,000,000    P1         A1
 --------------                                                                                -------------
     38,450,000  Total Tax Exempt Commercial Paper                                                38,450,000
 --------------                                                                                -------------
Variable Rate Demand Instruments - Participations (b) (0.94%)
--------------------------------------------------------------------------------------------------------------------------------
 $    1,000,000  New Jersey State EDA IDRB
                 (Hartz Mountain Industries Project)
                 LOC Chase Manhattan Bank, N.A.                           01/01/02    5.53%    $   1,000,000     P1         A1
      1,000,000  New Jersey State EDA IDRB
                 (Harrison Riverside Project))
                 LOC Chase Manhattan Bank, N.A.                           01/01/02    5.53         1,000,000     P1         A1
 --------------                                                                                -------------
      2,000,000  Total Variable Rate Demand Instruments - Participations                           2,000,000
 --------------                                                                                -------------
Variable Rate Demand Instruments - Private Placements (b) (6.12%)
--------------------------------------------------------------------------------------------------------------------------------
 $    5,185,000  El Paso Housing Finance Corporation MHRB
                 (Viva Apartment Project) - Series 1993
                  LOC General Electric Capital Corporation                09/01/23    3.65%    $   5,185,000                 A1+
        930,000  Jefferson County, MO IDA IDRB (Holley Partnership)
                 LOC Chase Manhattan Bank, N.A.                           02/01/04    5.53           930,000        P1       A1
        771,154  New Jersey State EDA IDRB (Henry Modelle & Company)
                 LOC Chase Manhattan Bank, N.A.                           09/01/00    5.53           771,154        P1       A1
      2,420,000  Phoenix, AZ IDA Multi-Family Housing RB
                 (Marines Mointe Apartments Project) - Series A
                 LOC General Electric Capital Corporation                 10/01/23    3.65         2,420,000                 A1+
      1,400,000  Tyler House Certificate Trust
                 Certificates of Participation - Series 1995A
                 LOC PNC Bank                                             08/01/25    3.85         1,400,000       VMIG-1
      2,281,000  York County, PA IDA IDRB
                 (Manor Care of Kingston Court Incorporated)
                 LOC Chase Manhattan Bank, N.A.                           12/01/08    5.53         2,281,000         P1       A1
 --------------                                                                                -------------
     12,987,154  Total Variable Rate Demand Instruments - Private Placements                      12,987,154
 --------------                                                                                 -------------
                 Total Investments (99.62%) (Cost $211,317,191+)                                 211,317,191
                 Cash and Other Assets, Net of Liabilities (0.38%)                                   799,175
                                                                                               -------------
                 Net Assets (100.00%)                                                          $ 212,116,366
                                                                                               =============

                 +   Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
================================================================================



FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted (unaudited) are the highest ratings assigned for tax exempt commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Maturity dates of these securities are the next available put dates. Interest rates adjust periodically.

KEY:
     BAN      =   Bond Anticipation Note                        IDRB      =   Industrial Development Revenue Bond

     CP       =   Commercial Paper                              IFA       =   Industrial Financing Authority

     EDA      =   Economic Development Authority                LOC       =   Letter of Credit

     EDC      =   Economic Development Corporation              MHRB      =   Multi-Family Housing Revenue Bond

     EDRB     =   Economic Development Revenue Bond             PCRB      =   Pollution Control Revenue Bond

     GO       =   General Obligation                            RB        =   Revenue Bond

     HDA      =   Housing Development Authority                 RDA       =   Revenue Development Authority

     HFA      =   Housing Finance Authority                     RN        =   Revenue Note

     HFC      =   Housing Finance Commission                    TAN       =   Tax Anticipation Note

     HRB      =   Hospital Revenue Bond                         TAW       =   Tax Anticipation Warrant

     IDA      =   Industrial Development Authority              TRAN      =   Tax and Revenue Anticipation Note

                                                                UFSD      =   Unified School District







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1997

================================================================================

                                          Cortland General        U.S. Government        Municipal Money
                                          Money Market Fund           Fund                 Market Fund
                                          -----------------       ---------------        ---------------
ASSETS:
  Investments in securities*...........   $   1,595,366,508       $   218,449,822        $   211,317,191
  Cash.................................           2,712,921               724,750               -0-
  Interest receivable..................           5,495,743               569,780              1,376,544
                                          ------------------      -----------------      ---------------
      Total Assets.....................       1,603,575,172           219,744,352            212,693,735
LIABILITIES:
  Dividends payable....................             205,284                27,831                 16,247
  Management fee payable...............           1,025,307               143,510                142,498
  Payable for securities purchased.....           1,100,000              -0-                    -0-
  Other accounts payable...............             434,988                51,995                418,624
                                          ------------------       -----------------     ----------------
      Total Liabilities................           2,765,579               223,336                577,369
                                          ------------------       -----------------     ----------------

NET ASSETS.............................   $    1,600,809,593       $  219,521,016        $   212,116,366
                                          ==================       =================     ================

SHARES OUTSTANDING:
  Cortland Shares......................        1,162,017,759          164,945,330            153,340,264
  Live Oak Shares......................          441,089,617           55,218,521             58,800,786
Net asset value, offering and redemption
  price per share, all classes
  (net assets/shares)..................   $             1.00      $          1.00        $          1.00
                                          ==================      =================      ================

* Including repurchase agreements amounting to $51,000,000 and $47,000,000 for the Cortland General Money Market Fund and U.S. Government Fund, respectively.









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 1997

================================================================================



                                            Cortland General        U.S. Government        Municipal Money
                                            Money Market Fund           Fund                 Market Fund
                                            -----------------       ---------------        ---------------
INVESTMENT INCOME


  Interest Income.........................  $    77,338,407         $    12,850,479        $     8,116,106
                                             --------------          --------------         --------------

  Expenses:

    Management fee--Note 3(a).............       10,885,158               1,851,957              1,698,486

    Distribution support and services
     ----Note 3(c):

        Cortland shares...................        2,618,147                 479,697                419,942

        Live Oak shares...................          751,269                 100,680                108,270

    Other expenses........................           71,167                  36,328                 11,106
                                             --------------          --------------         --------------

        Total Expenses....................       14,325,741               2,468,662              2,237,804

   Expenses waived by
     Manager--Note 3(a) and (c)...........  (        57,065)        (       102,784)       (        19,127)
                                             --------------          --------------         --------------

        Net Expenses......................       14,268,676               2,365,878              2,218,677
                                             --------------          --------------         --------------

  Net Investment Income...................  $    63,069,731              10,484,601              5,897,429

NET REALIZED GAIN
   ON INVESTMENTS

  Net realized gain on investments........           63,635                   6,270               -0-
                                             --------------          --------------         --------------

  Increase in net assets from operations..  $    63,133,366         $    10,490,871        $     5,897,429
                                             ==============          ==============         ==============









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                      Cortland General                   U.S. Government                    Municipal Money
                                      Money Market Fund                       Fund                            Market Fund
                                 ------------------------------   -----------------------------     ------------------------------
                                 For the Year Ended March 31,     For the Year Ended March 31,       For the Year Ended March 31,

                                     1997            1996              1997             1996             1997              1996
                                 -------------    -------------   -------------    -------------   -------------    -------------
 Operations:
 Net investment income.......    $  63,069,731    $ 62,409,651    $  10,484,601    $  12,079,237   $   5,897,429    $   7,789,068

 Net realized gain (loss) on
     investments.............           63,635         182,364            6,270    (      22,060)        -0-                2,754
                                  ------------     -----------     ------------     ------------    ------------     ------------
 Increase in net assets
     from operations.........       63,133,366      62,592,015       10,490,871       12,057,177       5,897,429        7,791,822
 Distributions
     to shareholders from:

 Net investment income:
   Cortland shares...........    (  46,314,882)  (  56,739,267)   (   8,230,482)   (  11,281,834)  (   4,436,681)+  (   7,250,573)+

   Live Oak shares...........    (  16,876,826)  (   5,536,157)   (   2,235,131)   (     766,391)  (   1,475,242)+  (     524,001)+

 Capital share
   transactions net (Note 4):
   Cortland shares...........          559,763     165,048,002    (  90,947,715)      36,908,866   (  63,128,999)   (   7,599,135)
   Live Oak shares...........       90,104,978     350,984,640        7,893,226       47,325,294       9,140,492       49,660,294
                                 -------------    ------------     ------------     ------------    ------------     ------------

 Total increase (decrease)...       90,606,399     516,349,233    (  83,029,231)      84,243,112   (  54,003,001)      42,078,407

 Net assets:
 Beginning of year...........    1,510,203,194     993,853,961      302,550,247      218,307,135     266,119,367      224,040,960
                                 -------------    ------------     ------------     ------------   -------------     ------------

 End of year.................  $ 1,600,809,593  $1,510,203,194    $ 219,521,016    $ 302,550,247   $ 212,116,366    $ 266,119,367
                                ==============   =============     ============     ============    ============     ============

 Undistributed net
    investment income........  $        28,197  $      150,174    $      50,000    $      31,012         -0-        $      14,494


 +  Designated as exempt-interest dividends for regular federal income tax purposes.








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

Note 1-General:

Cortland Trust, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management company. The Company consists of three money market funds: the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund, and the Municipal Money Market Fund ("Municipal Fund"). Each Fund has two classes of stock authorized, Cortland shares and Live Oak shares. The Cortland shares are subject to a service fee of .25% of its average net assets pursuant to the Distribution Plan. The Live Oak shares are subject to a service fee of .20% of its average net assets. In all other respects, the Cortland shares and Live Oak shares represent the same interest in the income and assets of the Fund. Each class of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Distribution of Live Oak shares commenced November 16, 1995. The Company accounts separately for the assets, liabilities and operations of each Fund. Each Fund's fiscal year ends on March 31.

It is the Company's policy to maintain a continuous net asset value per share of $1.00 for each Fund; the Company has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

The Cortland General Fund includes the Pilgrim Money Market Class of Shares ( the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At March 31, 1997, there were 9,571,788 Pilgrim Shares outstanding.

Note  2-Significant Accounting  Policies:

(a) Valuation of investments: Investments are valued at amortized cost, which approximates market value and has been determined by the Company's Board of Directors to represent the fair value of each Fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis.

The Cortland General and U.S. Government Funds may enter into repurchase agreements for securities held by these Funds with financial institutions deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. In the event that the seller of the agreement defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value.

(c) Dividends to Shareholders: It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by each Fund daily; such dividends are distributed to each Fund's shareholders on the subsequent business day. Dividends from net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

(d) Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================


Note 2-Significant Accounting Policies: (Continued)

     (e) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders by complying with the applicable sections of the Internal Revenue Code, and to make distributions of income (including net realized capital gains) sufficient to relieve it from all federal income taxes. Accordingly, no provision for federal income taxes is required. At March 31, 1997, Cortland General Fund, U.S. Government Fund and Municipal Fund had unused capital loss carryforwards of approximately $2,325,981, $715,280 and $32,156, respectively, available for Federal income tax purposes to be applied against future securities profit, if any. If not applied against future securities profit, $721,115 and $1,604,866 will expire in the years 2003 and 2004, respectively, for Cortland General Fund. $264,039 and $451,241 will expire in the years 2003 and 2004, respectively, for U.S. Government Fund. $16,757, $3,530 and $11,869 will expire in the years 2001, 2002 and 2003, respectively, for Municipal Fund.

Note 3-Management Fee and Other Transactions With Affiliates:

(a) Reich & Tang Asset Management, L.P. (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees which together can represent up to 0.25% with respect to the Cortland shares and up to 0.20% with respect to the Live Oak shares of the net assets of each Fund on an annualized basis, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

(b) Certain officers and directors of the Company are "affiliated persons", as defined in the Act, of the Manager. Each director who is not an "affiliated person" receives from the Company an annual fee of $5,000 for services as a director and a fee of $1,250 for each Board of Directors' meeting attended. All directors fees and expenses are allocated equally to each Fund.

(c) Pursuant to a Distribution Plan ("Plan") dated July 31, 1989, each Fund can make payments of up to 0.25% per annum of its average daily net assets with respect to Cortland shares of the Fund for assistance in distributing its shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the company's shares.

Pursuant to a Distribution Plan approved by the Company's Board on November 9, 1995, each Fund can make payments of up to 0.20% per annum of it's average daily net assets with respect to the Live Oak shares of the Fund for assistance in distributing its shares.

During the year ended March 31, 1997, the manager voluntarily waived investment management fees of $42,433 and $7,567 for the Cortland shares and Live Oak shares, respectively, of the Cortland U.S. Government Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

Note 3-Management Fee and Other Transactions With Affiliates: (Continued)

During the year ended March 31, 1997, the Distributor waived Distribution support and services fees of $57,065, $52,784 and $19,127 for the Live Oak shares of the Cortland General Fund, U.S. Government Fund and Municipal Fund, respectively.

Note 4-Capital Share  Transactions:

At March 31, 1997, 5 billion shares of $.001 par value shares of the Company were authorized. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:

                                      Cortland General                   U.S. Government                    Municipal Money
                                      Money Market Fund                       Fund                            Market Fund
                                 ------------------------------   -----------------------------    ------------------------------
                                 For the Year Ended March 31,     For the Year Ended March 31,       For the Year Ended March 31,

                                     1997            1996              1997             1996             1997            1996
                                 -------------    -------------   -------------    -------------   -------------    -------------
 Cortland Shares
 Shares sold..............       3,372,653,022    5,692,461,972     482,519,139    1,147,151,347     636,672,511    1,118,581,921
 Dividends reinvested.....          46,616,699       56,469,119       8,302,991       11,224,107       4,476,740        7,224,068
                                 -------------    -------------   -------------    -------------   -------------    -------------
                                 3,419,269,721    5,748,931,091     490,822,130    1,158,375,454     641,149,251    1,125,805,989
 Shares redeemed..........      (3,418,709,958)  (5,583,883,089) (  581,769,845)  (1,121,466,588) (  704,278,250)  (1,133,405,124)
                                 -------------    -------------   -------------    -------------   -------------    -------------
 Net increase (decrease)..             559,763      165,048,002  (   90,947,715)      36,908,866  (   63,128,999)  (    7,599,135)
                                 =============    =============   =============    =============   =============    =============
 Live Oak Shares*

 Shares sold..............       1,692,487,353      803,496,773     198,329,103      107,188,689     195,656,417      108,031,220
 Dividends reinvested.....          16,917,952        5,399,043       2,241,698          747,543       1,478,139          512,060
                                 -------------    -------------   -------------    -------------   -------------    -------------
                                 1,709,405,305      808,895,816     200,570,801      107,936,232     197,134,556      108,543,280
Shares redeemed...........      (1,619,300,327)  (  457,911,177)  ( 192,677,575)  (   60,610,937) (  187,994,064)  (   58,882,986)
                                 -------------    -------------   -------------    -------------   -------------    -------------
Net increase..............          90,104,978      350,984,639       7,893,226       47,325,295       9,140,492       49,660,294
                                 =============    =============   ==============   =============   =============    =============

*   Live Oak shares commenced distribution on November 16, 1995.

The components of net assets at March 31, are as follows:
                                       Cortland General                                                    Municipal Money
                                       Money Market Fund               U.S. Government Fund                  Market Fund
                                  ------------------------------   -----------------------------    ------------------------------
                                         March 31, 1997                   March 31, 1997                   March 31, 1997
                                         --------------                   --------------                   --------------
 Paid-in capital............             $1,603,107,376                   $  220,163,851                   $  212,141,050
 Accumulated net
    realized losses.........             (    2,325,980)                  (      692,835)                  (       24,684)
 Undistributed net
    investment income.......                     28,197                           50,000                          -0-
                                         --------------                    -------------                    -------------
 Total net assets...........             $1,600,809,593                   $  219,521,016                   $  212,116,366
                                         ==============                    =============                    =============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


Note 5-Financial Highlights:

Reference is made to page 3 of the Prospectus for the Selected Financial Information
--------------------------------------------------------------------------------

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(A)      Financial Statements

         Included in Prospectus (Part A):

         Selected Financial Information

         Included in Statement of Additional Information (Part B):


         (1) Report of Ernst & Young LLP, independent auditors, dated May 1, 1997;

         (2)      Statements of Investments at March 31, 1997

         (3)      Statements of Assets and Liabilities at March 31, 1997;

         (4)      Statements of Operations for year ended March 31, 1997;


         (5)      Statements of Changes in Net Assets for years ended March 31,

                   1996 and 1997; and


         (6)      Notes to Financial Statements

(B)      Exhibits


     (1)(a) Articles of Incorporation of Registrant [filed as an Exhibit to Post-Effective Amendment No. 7 on June 29, 1989 and is hereby incorporated by reference].

          (b)  Form of Articles Supplementary (Live Oak Shares) filed herein.

          (c)  Form of Articles Supplementary (Bradford Shares) filed herein.


     (2) By Laws of Registrant [filed as an Exhibit to Post-Effective Amendment No. 7 on June 29, 1989 and is hereby incorporated by reference].

     (3)  None.

     (4)  None.

     (5) Management/Investment Advisory Agreements between the Registrant and Reich & Tang Asset Management L.P. [filed as an Exhibit to
          Post-Effective Amendment No. 16 on August 1, 1994 and is hereby incorporated by reference].

     (6) Form of Distribution Agreements between the Registrant and Reich & Tang Distributors L.P. [filed as an Exhibit to Post-Effective Amendment No. 16 on August 1, 1994 and is hereby incorporated by reference].

     (7)  None.

     (8) Custodian Agreement between Registrant and Investors Fiduciary Trust Company [filed as an Exhibit to Post-Effective Amendment No. 7 on June 29, 1989 and is hereby incorporated by reference].

     (9) Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc. [filed as an Exhibit to Post-Effective Amendment No. 7 on June 29, 1989 and is hereby incorporated by reference].

     (10) Opinion and Consent of Spengler Carlson Gubar Brodsky & Frischling [filed as an Exhibit to Post-Effective Amendment No. 7 on June 29, 1989 and is hereby incorporated by reference].

     (11) (a) Consent of Ernst & Young LLP filed herewith.


          (b)  Consent of Kramer, Levin, Naftalis & Frankel filed herewith.

          (c) Opinion of Counsel to the effect that shares of the U.S. Government Fund are permissible investment for federal credit unions [filed as an Exhibit to Post-Effective Amendment No. 6 on July 29, 1988 and is hereby incorporated by reference].

          (d) Opinion of Counsel to the effect that the Tax-Free Money Market Fund will be considered the owner of Municipal Securities subject to Stand-by Commitments for federal income tax purposes [filed as an Exhibit to Pre-Effective Amendment No. 2 on May 31, 1985 and is hereby incorporated by reference].

     (12) None.

     (13) Letter agreement concerning initial subscription of $100,000 of shares [filed as an Exhibit to Pre-Effective Amendment No. 1 on April 22, 1985 and is hereby incorporated by reference].

     (14) (a) Pilgrim Section 403(b)(7) Tax Sheltered Retirement Plan [filed as an Exhibit to Registrant's Registration Statement on Form N-14 (File No. 33-41322) on June 21, 1991 and is hereby incorporated by reference].

          (b) Pilgrim Individual Retirement Account [filed as an Exhibit to Registrant's Registration Statement on Form N-14 (File No. 33-41322) on June 21, 1991 and is hereby incorporated by reference].

          (c) Form of the Pilgrim Group Retirement Plan including the Money Purchase Pension Plan and Profit Sharing Plan [filed as an Exhibit to Registrant's Registration Statement on Form N-14 (File No. 33-41322) on June 21, 1991 and is hereby incorporated by reference].

     (15) (a) Form of Amended Plans of Distribution and Forms of Related Service Agreements [filed as Exhibits to Registrant's Registration Statement on Form N-14 (File No. 33-314322) on June 21, 1991 and is hereby incorporated by reference].

          (b) Form of Plan of Distribution (Live Oak Shares) [filed as an Exhibit to Post-Effective Amendment No. 19 on October 16, 1995 and is hereby incorporated by reference].

          (c) Form of Primary Dealer Agreement [filed as an Exhibit to Post-Effective Amendment No. 18 on July 28, 1995 and is hereby incorporated by reference].


          (d) Form of Primary Dealer Agreement (Live Oak Shares) [filed as an Exhibit to Post-Effective Amendment No. 19 on October 16, 1995 and is hereby incorporated by reference].

          (e) Form of Rule 18f-3 Multi-Class Plan [filed as an Exhibit to Post-Effective Amendment No. 19 on October 16, 1995 and is hereby incorporated by reference].


          (f) Form of Plan of Distribution (Bradford Shares) [filed as an Exhibit to Post-Effective Amendment No. 24 on May 30, 1997 and is hereby incorporated by reference].

          (g) Form of Primary Dealer Agreement (Bradford Shares) [filed as an Exhibit to Post-Effective Amendment No. 24 on May 30, 1997 and is hereby incorporated by reference].


     (17) Financial Data Schedule filed herein.

     (18) Form of Rule 18f-3 Multi-Class Plan, as amended for Bradford Shares [filed as an Exhibit to Post-Effective Amendment No. 24 on May 30, 1997 and is hereby incorporated by reference].

Item 25. Persons Controlled by or under Common Control with Registrant

                  No such persons.

Item 26. Number of Holders of Securities

                                                     Number of Record Holders

                           Title/Class               As of June 30, 1997

         Cortland General Money Market Fund                   46,951
         Pilgrim America Money Market Fund                       712
         Live Oak General Money Market Fund                   44,124
         U.S. Government Market Fund                          2,501
         Bradford U.S. Government Market Fund                 none
         Live Oak U.S. Government Fund                        4,166
         Municipal Money Market Fund                          2,444
         Bradford Municipal Money Market Fund                 none
         Live Oak Municipal Money Market Fund                 1,326


Item 27. Indemnification

     Registrant incorporates herein by reference the response to Item 27 in Post Effective Amendment No. 12 to the Registration Statement filed with the Commission on August 1, 1991.

Item 28. Business and Other Connections of Investment Advisor

The description of Reich & Tang Asset Management L.P. under the caption "Management of the Fund" in the Prospectus and in the Statement of Additional
Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.

New England Investment Companies, L.P. is the limited partner and owner of 99.5% interest in Reich & Tang Asset Management L.P. (the "Manager"). Reich & Tang Asset Management, Inc. ( a wholly-owned subsidiary of NEICLP) is the sole general partner and owner of the remaining .5% interest of the Manager. New England Investment Companies, Inc. ("NEIC"), a Massachusetts corporation, serves as sole general partner of NEICLP. Reich & Tang Asset Management L.P. succeeded NEICLP as the Manager of the Fund.

On August 30, 1996, The New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") merged, with MetLife being the continuing company. The Manager remains a wholly-owned subsidiary of NEICLP, but Reich & Tang Asset Management, Inc., its sole general partner, is now an indirect subsidiary of MetLife. Also, MetLife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns approximately 48.5% of the outstanding limited partnership interest of NEICLP and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns approximately 16% of the outstanding partnership units of NEICLP.

Registrant's investment adviser, Reich & Tang Asset Management L.P. is a registered investment adviser. Reich & Tang Asset Management L.P.'s investment advisory clients include California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Short Term Income Fund, Inc., and Tax Exempt Proceeds Fund, Inc., registered investment companies whose addresses are 600 Fifth Avenue, New York, New which invest principally in money market instruments; Delafield Fund, Inc. and Reich & Tang Equity Fund, Inc., are registered investment companies whose address is 600 Fifth Avenue, New York, New York 10020, which invests principally in L.P., August Associates L.P., Reich & Tang Minutus L.P., Reich & Tang Minutus II, L.P., Reich & Tang Equity Partnerships L.P. and Tucek Partners L.P., private investment partnerships organized as limited partnerships.

Peter S. Voss, President, Chief Executive Officer and a Director of NEIC since October 1992, Chairman of the Board of NEIC since December 1992, Group Executive Vice President, Bank of America, responsible for the global asset management private banking businesses, from April 1992 to October 1992, Executive Vice President of Security Pacific Bank, and Chief Executive Officer of Security Pacific Hoare Govett Companies a wholly-owned subsidiary of Security Pacific Corporation, from April 1988 to April 1992, Director of The New England since March 1993, Chairman of the Board of Directors of NEIC's subsidiaries other than Loomis, Sayles & Company, L.P. ("Loomis") and Back Bay Advisors, L.P.. ("Back Bay"), where he serves as a Director, and Chairman of the Board of Trustees of all of the mutual funds in the TNE Fund Group and the Zenith Funds. G. Neil Ryland, Executive Vice President, Treasurer and Chief Financial Officer NEIC since July 1993, Executive Vice President and Chief Financial Officer of The Boston Company, a diversified financial services company, from March 1989 until July 1993, from September 1985 to December 1988, Mr. Ryland was employed by Kenner Parker Toys, Inc. as Senior Vice President and Chief Financial Officer. Edward N. Wadsworth, Executive Vice President, General Counsel, Clerk and Secretary of NEIC since December 1989, Senior Vice President and Associate General Counsel of The New England from 1984 until December 1992, and Secretary of Westpeak and Draycott and the Treasurer of NEIC. Lorraine C. Hysler has been Secretary of RTAM since July 1994, Assistant Secretary of NEIC since September 1993, Vice President of the Mutual Funds Group of NEICLP from September 1993 until July 1994, and Vice President of Reich & Tang Mutual Funds since July 1994. Ms. Hysler joined Reich & Tang, Inc. in May 1977 and served as Secretary from April 1987 until September 1993. Richard E. Smith, III has been a Director of RTAM since July 1994, President and Chief Operating Officer of the Capital Management Group of NEICLP from May 1994 until July 1994, President and Chief Operating Officer of the Reich & Tang Capital Management Group since July 1994, Executive Vice President and Director of Rhode Island Hospital Trust from March 1993 to May 1994, President, Chief Executive Officer and Director of USF&G Review Management Corp. from January 1988 until September 1992. Steven W. Duff has been a Director of RTAM since October 1994, President and Chief Executive Officer of Reich & Tang Mutual Funds since August 1994, Senior Vice President of NationsBank from June 1981 until August 1994, Mr.

Duff is President and a Director of California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily
Municipal Income Fund, Inc. and Short Term Income Fund, Inc., President and Trustee of Institutional Daily Municipal Income Fund, Pennsylvania Daily Municipal Income Fund, President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc., and Executive Vice President of Reich & Tang Equity Fund, Inc. Bernadette N. Finn has been Vice President/Compliance of RTAM since July 1994, Vice President of Mutual Funds Division of NEICLP from September 1993 until July 1994, Vice President of Reich & Tang Mutual Funds since July 1994. Ms. Finn joined Reich & Tang, Inc. in September 1970 and served as Vice President from September 1982 until May 1987 and as Vice President and Assistant Secretary from May 1987 until September 1993. Ms. Finn is also Secretary of AEW Commercial Mortgage Securities, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Delafield Fund, Inc., Daily Tax Free Income Fund, Inc., Institutional Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund and Tax Exempt Proceeds Fund, Inc., a Vice President and Secretary of Reich & Tang Equity Fund, Inc., and Short Term Income Fund, Inc. Richard De Sanctis has been Treasurer of RTAM since July 1994, Assistant Treasurer of NEIC since September 1993 and Treasurer of the Mutual Funds Group of NEICLP from September 1993 until July 1994, Treasurer of the Reich & Tang Mutual Funds since July 1994. Mr. De Sanctis joined Reich & Tang, Inc. in December 1990 and served as Controller of Reich & Tang, Inc., from January 1991 to September 1993. Mr. De Sanctis was Vice President and Treasurer of Cortland Financial Group, Inc. and Vice President of Cortland Distributors, Inc. from 1989 to December 1990. Mr. De Sanctis is also Treasurer of AEW Commercial Mortgage Securities, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Institutional Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc. and is Vice President and Treasurer of Cortland Trust, Inc. Richard I Weiner has been Vice President of RTAM since July 1994, and has been Vice President of NEIC since September 1993. Mr. Weiner has been Vice President of the Capital Management Group of RTAM since July 1994, and was Vice President of the Capital Management Group of NEICLP from September 1993 to July 1994. Mr. Weiner joined Reich & Tang Inc. in August 1970 and served as Vice President of such since September 1982.

Item 29. Principal Underwriters

         (a) Reich & Tang Distributors L.P., the Registrant's Distributor, is also distributor for California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, Michigan Daily

Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.


         (b) The following are the directors and officers of Reich & Tang Asset Management, Inc., the general partner of Reich & Tang Distributors L.P. Reich & Tang Distributors L.P. does not have any officers. The principal business address of Messrs. Voss, Ryland, and Wadsworth is 399 Boylston Street, Boston, Massachusetts 02116. For all other persons, the principal business address is 600 Fifth Avenue, New York, New York 10020.

                         Positions and Offices                Positions and
                         with General Partner                 Offices With
Name                     of the Distributor                   Registrant

Peter S. Voss           President and Director               None
G. Neal Ryland          Director                             None
Edward N. Wadsworth     Clerk                                None
Richard E. Smith III    Director                             None
Steven W. Duff          Director                             President
                                                             and Director
Bernadette N. Finn      Vice President - Compliance          Secretary
Lorraine C. Hysler      Secretary                            None
Richard De Sanctis      Vice President and Treasurer         Vice President
                                                             and Treasurer
Richard I. Weiner       Vice President                       None


         (c)      Not applicable.

Item 30. Location of Accounts and Records

         Accounts,  books and  other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of the Registrant at Reich & Tang Asset Management L.P., 600 Fifth Avenue, New York, New York 10020, the Registrant's manager, at Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri, 64105, the Registrant's custodian, and at Reich & Tang Services L.P., 600 Fifth Avenue, New York, New York 10020, the Registrant's transfer agent and dividend disbursing agent.

Item 31. Management Services

                           None.

Item 32. Undertakings

         (1) The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 1 per centum of the outstanding shares of the Registrant, regardless of the net asset value of the shares held by such requesting shareholders.

         (2) The Registrant undertakes to call a meeting of stockholders for the purpose of voting upon the question of removal of one or more of the Registrant's directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and, in connection with such meeting, to comply with the provisions of
                  Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.


         (3) The Registrant undertakes to file a Post-Effective Amendment, using reasonably current financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement relating to Bradford Shares, or the initial public offering thereof, whichever is later.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the __th day of July, 1997.



                              CORTLAND TRUST, INC.


                              By: /s/Steven W. Duff

                                 Steven W. Duff
                              President & Director


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated below on July , 1997.



         SIGNATURE                                TITLE

(1)      Principal Executive Officer:


         /s/Steven W. Duff

         Steven W. Duff                      President & Director



(2)      Principal Financial and
         Accounting Officer:



         /s/Richard De Sanctis
         Richard De Sanctis                   Treasurer


(3)      Majority of Directors:


*        Owen Daly II               (Director)
*        Albert R. Dowden           (Director)
         David C. Melnicoff         (Director)
*        James L. Schultz           (Director)


By:      /s/Jules Buchwald
         Jules Buchwald
         Attorney-in-fact*

* An executed copy of the power of attorney was filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement on March 4, 1991.